UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts    02199-8197

(Address of principal executive offices)                (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Semiannual Report

March 31, 2023

Portfolio Review	1

Portfolio of Investments	7

Financial Statements	45

Notes to Financial Statements	59

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSFIX

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	6.13%	-4.01%	1.81%	2.90%	0.58%	0.58%

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	5.02	-4.81	1.16	1.50

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index. The Index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols

David W. Rolley, CFA®	Institutional Class	LSGBX

Lynda L. Schweitzer, CFA®	Retail Class	LSGLX

Scott M. Service, CFA®	Class N	LSGNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	7.87%	-9.52%	-1.19%	0.11%	0.75%	0.70%

Retail Class	7.72	-9.76	-1.44	-0.13	1.00	0.95

Class N (Inception 2/1/13)	7.92	-9.49	-1.14	0.19	0.66	0.65

Comparative Performance
Bloomberg Global Aggregate Bond Index[1]	7.69	-8.07	-1.34	0.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols

Elaine Kan, CFA®	Institutional Class	LSGSX

Kevin P. Kearns	Retail Class	LIPRX

	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20232

					Life of Class N	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Institutional Class	5.46%	-6.40%	3.06%	1.41%	—%	0.49%	0.40%

Retail Class	5.24	-6.74	2.78	1.13	—	0.74	0.65

Class N (Inception 2/1/17)	5.37	-6.44	3.10	—	2.84	0.41	0.35

Comparative Performance
Bloomberg U.S. Treasury Inflation Protected Securities Index (Series L)[1]	5.45	-6.06	2.94	1.49	2.61

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Treasury Inflation Protected Securities Index (Series-L) is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. The Index is a rules-based, market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. The liquidity constraint for all securities in the Index is $300 million.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSHIX

Brian P. Kennedy

Elaine M. Stokes

Todd P. Vandam, CFA®

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	6.50%	-5.59%	1.78%	3.68%	0.70%	0.70%

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[1]	7.89	-3.34	3.21	4.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2022 through March 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,061.30	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	$3.07

* Expenses are equal to the Fund’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,078.70	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

Retail Class
Actual	$1,000.00	$1,077.20	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Class N
Actual	$1,000.00	$1,079.20	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 0.94% and 0.64% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,054.60	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,052.40	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

Class N
Actual	$1,000.00	$1,053.70	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,065.00	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$3.63

* Expenses are equal to the Fund’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 87.4% of Net Assets

Non-Convertible Bonds – 83.2%

	ABS Car Loan – 4.1%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	$628,696
125,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	129,375
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	119,538
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	125,331
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	441,824
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	195,524
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	629,299
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	282,654
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	588,560
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	125,289
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	86,507
299,233	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	284,773
420,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	343,201
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	507,817
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	837,480
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	308,331
1,400,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	1,303,396
305,000	DT Auto Owner Trust, Series 2021-2A, Class D, 1.500%, 2/16/2027, 144A	283,571
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	1,248,501
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	767,905
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan – continued
$1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	$921,159
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	95,539
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	162,798
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	224,160
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	386,552
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	306,887
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,868,634
725,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	669,476
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	611,419
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	847,912
599,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	589,445
360,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	367,840
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	433,385
104,474	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	101,079
109,917	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	103,605
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028, 144A	646,093
128,367	Santander Bank N.A., Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	123,230
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028, 144A	200,610

		17,897,395

	ABS Credit Card – 0.0%
100,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	95,300

	ABS Home Equity – 4.6%
818,906	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	751,077

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$442,843	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	$421,845
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	174,742
300,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	240,120
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	121,898
533,916	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	509,083
1,270,849	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	1,172,836
271,009	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.560%, 4/25/2042, 144A(b)	271,009
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	574,171
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	269,290
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	174,469
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039, 144A	276,146
145,000	FRTKL Group, Inc., Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	122,482
130,000	FRTKL Group, Inc., Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	109,127
305,727	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	287,487
86,806	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	68,891
803,645	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	701,794
416,346	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	363,685
135,046	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	134,898
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	1,055,098
589,479	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	550,148
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	95,328
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity – continued
$705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	$613,158
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	208,880
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	174,387
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	108,876
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	86,839
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	251,523
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	84,913
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	326,359
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	174,195
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	283,560
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	82,817
873,885	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	821,685
332,514	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	313,725
660,393	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	630,517
174,160	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	165,767
851,595	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	791,067
980,620	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	976,181
1,030,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	970,244
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	231,099
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	399,127
654,629	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	610,147
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	83,832
203,134	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	193,822

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$284,068	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	$259,736
743,333	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	683,121
633,217	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	592,562
436,048	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	409,531
987,055	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	906,906

		19,880,200

	ABS Other – 2.1%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	92,140
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	132,847
101,341	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	93,234
736,313	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	653,568
837,268	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	726,987
118,542	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	116,081
370,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	340,320
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	286,967
1,482,848	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	1,270,200
110,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	102,766
133,410	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	114,299
350,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	344,128
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	271,691
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	352,004
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	89,836
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	314,614
66,764	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	54,748
126,656	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	119,593
Principal Amount (‡)	Description	Value (†)

	ABS Other – continued
$83,107	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	$78,632
72,272	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	66,618
1,260,199	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	1,090,454
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	91,603
631,750	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	532,530
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056, 144A(a)	215,602
557,454	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	442,546
1,142,063	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	902,291

		8,896,299

	ABS Student Loan – 0.6%
295,658	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	263,295
233,636	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	197,662
227,729	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	199,528
87,420	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	80,206
232,701	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	203,463
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	72,486
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	111,187
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	252,735
193,195	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	185,887
64,771	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	59,813
800,340	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD LIBOR + 0.730%, 5.414%, 1/15/2053, 144A(b)	770,633
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	386,036

		2,782,931

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Whole Business – 0.8%
$785,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A(c)	$794,168
120,625	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	113,778
57,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	53,780
134,050	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	127,090
1,547,438	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	1,323,596
294,750	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	237,943
91,913	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	79,545
49,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	44,627
260,563	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	240,542
722,138	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	605,743

		3,620,812

	Aerospace & Defense – 0.2%
550,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	534,600
435,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	439,350

		973,950

	Airlines – 1.1%
340,430	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	314,551
1,022,794	American Airlines Pass-Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	984,966
708,529	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	661,026
399,883	U.S. Airways Pass-Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	397,254
1,064,819	U.S. Airways Pass-Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,005,956
994,801	United Airlines Pass-Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	937,871
475,356	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	472,238

		4,773,862

Principal Amount (‡)	Description	Value (†)

	Automotive – 0.6%
$130,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	$105,925
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	1,988,858
135,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	138,175
285,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	293,830
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	48,554
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	86,065

		2,661,407

	Banking – 6.8%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,202,819
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	1,137,238
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	1,000,500
750,000	American Express Co., 5.850%, 11/05/2027	786,876
3,340,000	Bank of America Corp., 6.110%, 1/29/2037	3,513,952
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	578,683
915,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	803,596
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	769,064
1,175,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	1,054,965
2,250,000	Citigroup, Inc., (fixed rate to 1/25/2025, variable rate thereafter), 2.014%, 1/25/2026	2,118,405
685,000	Credit Agricole SA, 3.250%, 1/14/2030, 144A	573,674
495,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	447,886
360,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	426,564
500,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	445,101
1,045,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	1,009,883
780,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	775,000
1,000,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	1,029,880

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	$267,698
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	896,440
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	190,907
2,260,000	Goldman Sachs Group, Inc., (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	2,187,275
2,075,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,029,457
1,055,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	1,084,645
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	208,556
575,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	571,790
1,495,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	1,365,487
530,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	525,146
1,040,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	1,049,999
320,000	Synchrony Bank, 5.400%, 8/22/2025	300,054
650,000	Synchrony Bank, 5.625%, 8/23/2027	597,337
200,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	174,542
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	358,713

		29,482,132

	Brokerage – 0.4%
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,718,167

	Building Materials – 1.6%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	3,749,013
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	1,070,063
140,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	119,081
213,000	Masco Corp., 6.500%, 8/15/2032	226,213
380,000	Masco Corp., 7.750%, 8/01/2029	425,307
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,322,389

		6,912,066

Principal Amount (‡)	Description	Value (†)

	Cable Satellite – 3.3%
$375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	$307,313
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,647,476
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	38,097
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,432,835
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	115,196
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,663,285
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	204,105
800,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	553,320
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,336,301
2,045,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,675,389
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	543,150
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	1,767,338
375,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	279,844
270,000	DISH DBS Corp., 7.750%, 7/01/2026	178,200
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	287,982
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,478,539

		14,508,370

	Chemicals – 0.5%
775,000	Ashland LLC, 3.375%, 9/01/2031, 144A	633,509
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	169,858
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	529,445
310,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	313,413
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	233,148
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	181,249

		2,060,622

	Construction Machinery – 0.6%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	196,472
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	271,730
415,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	402,464

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – continued
$645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	$610,620
965,000	Toro Co., 6.625%, 5/01/2037	1,007,624

		2,488,910

	Consumer Cyclical Services – 1.5%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	584,111
425,000	Expedia Group, Inc., 3.250%, 2/15/2030	368,304
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	873,276
2,965,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	2,701,856
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,416,450
390,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	402,133
120,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	123,028

		6,469,158

	Consumer Products – 0.3%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	880,704
730,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	594,387

		1,475,091

	Diversified Manufacturing – 0.0%
204,000	GE Capital Funding LLC, 4.550%, 5/15/2032	199,954

	Electric – 0.5%
1,128,798	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,086,749
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	106,297
265,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	262,214
480,000	Southern California Edison Co., 5.300%, 3/01/2028	492,041

		1,947,301

	Finance Companies – 3.8%
1,105,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	964,690
795,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	658,600
300,000	AGFC Capital Trust I, 3 mo. USD LIBOR + 1.750%, 6.542%, 1/15/2067, 144A(b)	153,606
612,000	Air Lease Corp., 4.625%, 10/01/2028	580,703
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(d)	818,007
Principal Amount (‡)	Description	Value (†)

	Finance Companies – continued
$460,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	$335,616
2,290,000	Ares Capital Corp., 3.200%, 11/15/2031	1,746,087
240,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	213,423
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	590,531
655,000	Barings BDC, Inc., 3.300%, 11/23/2026	579,700
780,000	FS KKR Capital Corp., 3.125%, 10/12/2028	638,274
1,315,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	975,704
1,490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,368,619
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,910,825
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,154,750
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,773,473
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	857,358

		16,319,966

	Financial Other – 1.1%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	293,618
200,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	60,966
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	44,645
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	42,472
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	41,936
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	42,018
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	41,972
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	276,606
2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,158,600
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	159,276
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(f)	24,954
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(f)	24,994
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	226,376
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	91,216
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	92,064

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Financial Other – continued
$155,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	$119,106
685,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	587,387
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	60,815
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	62,071
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	29,404
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(f)	98,064
230,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(f)	54,924
445,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(f)	106,511
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	30,102
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	60,088
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	36,329
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	35,635
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(f)	20,055

		4,922,204

	Food & Beverage – 0.4%
350,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	298,148
1,230,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	1,000,974
280,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	246,968

		1,546,090

	Gaming – 1.1%
925,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	718,698
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	312,374
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,445,400
30,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	30,058
710,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	662,442
575,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	540,877
505,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	488,241
415,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	411,371

		4,609,461

	Government Owned – No Guarantee – 0.4%
730,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	617,208
Principal Amount (‡)	Description	Value (†)

	Government Owned – No Guarantee – continued
$870,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$889,489
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	78,158
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	150,904

		1,735,759

	Health Insurance – 0.7%
25,000	Centene Corp., 2.450%, 7/15/2028	21,750
2,490,000	Centene Corp., 2.500%, 3/01/2031	2,016,402
625,000	Centene Corp., 2.625%, 8/01/2031	506,444
430,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	361,372

		2,905,968

	Healthcare – 0.3%
395,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	406,668
700,000	HCA, Inc., 4.125%, 6/15/2029	655,713
180,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	166,025

		1,228,406

	Home Construction – 0.2%
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,054,363

	Independent Energy – 3.4%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,249,536
1,060,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	823,085
3,840,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	3,690,178
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	660,450
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	843,169
50,000	EQT Corp., 3.125%, 5/15/2026, 144A	46,248
840,000	EQT Corp., 3.625%, 5/15/2031, 144A	728,123
1,125,000	EQT Corp., 3.900%, 10/01/2027	1,057,410
160,000	EQT Corp., 5.000%, 1/15/2029	151,708
160,000	EQT Corp., 5.700%, 4/01/2028	159,826
975,000	EQT Corp., 7.000%, 2/01/2030	1,020,513
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	46,688
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	73,009
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,134,061
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,051,393
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	64,836
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	312,691
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	42,551
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	134,662
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	114,789
355,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	367,528
705,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	750,324

		14,522,778

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – 0.1%
$395,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	$330,082

	Leisure – 0.8%
620,000	Carnival Corp., 5.750%, 3/01/2027, 144A	508,605
395,000	Carnival Corp., 6.000%, 5/01/2029, 144A	314,025
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	655,332
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	452,228
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	226,867
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	125,650
1,195,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,055,048

		3,337,755

	Life Insurance – 2.1%
1,860,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	1,728,558
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	317,048
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,685,213
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,678,481
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,444,116
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034, 144A	1,229,988

		9,083,404

	Lodging – 0.8%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	721,406
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	170,802
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	608,407
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	451,162
620,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	537,660
870,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	744,549
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	109,126
55,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	55,214

		3,398,326

	Media Entertainment – 1.7%
540,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	426,600
Principal Amount (‡)	Description	Value (†)

	Media Entertainment – continued
$195,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	$159,412
450,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	327,375
185,000	Netflix, Inc., 4.875%, 4/15/2028	184,075
1,510,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,503,273
200,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	203,187
915,000	Netflix, Inc., 5.875%, 11/15/2028	961,528
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,268,779
300,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	278,979
1,235,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	1,101,966
895,000	Warnermedia Holdings, Inc., 6.412%, 3/15/2026	899,519

		7,314,693

	Metals & Mining – 1.8%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,598,626
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,583,605
615,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	614,496
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	377,110
5,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,626
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	2,442,257
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	177,934

		7,798,654

	Midstream – 1.7%
165,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	153,287
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	446,912
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,844
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	596,355
1,320,000	Enbridge, Inc., 5.700%, 3/08/2033	1,372,990
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	893,485
715,000	Energy Transfer LP, 5.750%, 2/15/2033	732,289
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	96,065
550,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	491,205
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	282,122
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	104,687
35,000	Targa Resources Corp., 5.200%, 7/01/2027	34,707
460,000	Targa Resources Corp., 6.125%, 3/15/2033	476,337

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	$345,427
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	93,568
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	102,609
170,000	Western Midstream Operating LP, 4.300%, 2/01/2030	154,750
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	343,161
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	69,762
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	47,364
230,000	Western Midstream Operating LP, 5.500%, 2/01/2050	195,155
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	101,356

		7,143,437

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	550,990
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.530%, 12/15/2038, 144A(b)	650,406
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.059%, 8/15/2024, 144A(b)	568,503
124,323	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	111,580
99,610	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	87,929
139,045	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	134,162
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	159,583
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	82,081
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	150,412
253,810	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 6.935%, 7/15/2038, 144A(b)	241,715
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	246,384
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(a)	272,482
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
$255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	$211,071
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047, 144A(a)	973,102
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.784%, 12/15/2047, 144A(a)	89,999
149,556	MedTrust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.135%, 11/15/2038, 144A(b)	142,973
398,815	MedTrust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.485%, 11/15/2038, 144A(b)	380,271
194,422	MedTrust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 6.685%, 11/15/2038, 144A(b)	185,020
535,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168%, 8/15/2046(a)	529,476
101,832	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	81,063
800,000	RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)	774,403
158,689	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	145,215
285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.364%, 7/15/2046(a)	212,670
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	233,272
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.511%, 8/15/2046(a)	371,788
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	310,082

		7,896,632

	Other REITs – 0.0%
270,000	EPR Properties, 3.600%, 11/15/2031	201,994

	Paper – 0.4%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	403,258
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,207,517

		1,610,775

	Pharmaceuticals – 2.3%
3,120,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	3,209,851
580,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	342,200
355,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	134,900

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$35,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	$13,709
290,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	108,222
390,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	150,718
40,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	15,967
65,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	25,819
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	562,979
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	669,814
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	580,903
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	307,700
1,710,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,139,365
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,082,776
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	629,470
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	674,831
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	482,862

		10,132,086

	Property & Casualty Insurance – 0.2%
1,630,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.052%, 1/15/2033, 144A(b)(c)(e)	163,000
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	892,398

		1,055,398

	Retailers – 0.3%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,058,456
215,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	185,915

		1,244,371

	Technology – 5.1%
810,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	811,863
1,070,000	Avnet, Inc., 5.500%, 6/01/2032	1,042,682
1,065,000	Avnet, Inc., 6.250%, 3/15/2028	1,084,041
735,000	Block, Inc., 3.500%, 6/01/2031	603,619
550,000	Broadcom, Inc., 2.600%, 2/15/2033, 144A	431,299
425,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	326,850
715,000	Broadcom, Inc., 4.150%, 11/15/2030	663,099
180,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	161,913
Principal Amount (‡)	Description	Value (†)

	Technology – continued
$220,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	$193,488
65,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	57,440
1,830,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,574,038
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	121,147
1,820,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	1,517,006
1,295,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	1,224,296
435,000	Global Payments, Inc., 2.900%, 5/15/2030	368,348
460,000	Global Payments, Inc., 2.900%, 11/15/2031	376,711
255,000	Global Payments, Inc., 5.300%, 8/15/2029	251,815
545,000	Global Payments, Inc., 5.400%, 8/15/2032	534,360
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,091,939
850,000	Leidos, Inc., 5.750%, 3/15/2033	868,735
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,334,589
1,480,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,572,235
290,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	237,495
145,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	143,247
315,000	Open Text Corp., 6.900%, 12/01/2027, 144A	324,954
1,270,000	Oracle Corp., 3.950%, 3/25/2051	955,646
505,000	Oracle Corp., 6.150%, 11/09/2029	537,890
615,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	555,637
205,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	206,176
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,004,449
680,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	713,834
490,000	Western Digital Corp., 2.850%, 2/01/2029	398,096
810,000	Western Digital Corp., 4.750%, 2/15/2026	777,158

		22,066,095

	Treasuries – 20.5%
16,275,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	15,014,323
20,545,000	U.S. Treasury Notes, 0.125%, 4/30/2023	20,474,159
10,310,000	U.S. Treasury Notes, 0.125%, 5/31/2023	10,234,801
15,495,000	U.S. Treasury Notes, 0.125%, 7/31/2023	15,260,759
9,340,000	U.S. Treasury Notes, 0.500%, 11/30/2023	9,083,515
12,585,000	U.S. Treasury Notes, 0.875%, 1/31/2024(g)	12,187,294
6,710,000	U.S. Treasury Notes, 1.500%, 2/29/2024	6,522,068

		88,776,919

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – 2.6%
$1,830,000	American Tower Corp., 5.500%, 3/15/2028	$1,865,744
585,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	490,289
935,000	SBA Communications Corp., 3.125%, 2/01/2029	813,394
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	503,370
210,000	SoftBank Group Corp., 5.250%, 7/06/2031	175,665
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	130,681
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	223,223
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	2,985,776
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,456,653
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,782,100

		11,426,895

	Total Non-Convertible Bonds

	(Identified Cost $396,427,122)	360,506,438

Convertible Bonds – 3.4%

	Airlines – 0.4%
245,000	JetBlue Airways Corp., 0.500%, 4/01/2026	187,915
1,160,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,317,760

		1,505,675

	Cable Satellite – 0.7%
15,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(h)	11,835
1,055,000	DISH Network Corp., 2.375%, 3/15/2024	933,675
4,105,000	DISH Network Corp., 3.375%, 8/15/2026	2,114,076
75,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(i)	39,641

		3,099,227

	Consumer Cyclical Services – 0.3%
90,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(i)	68,022
1,270,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(i)	1,115,517

		1,183,539

	Electric – 0.0%
145,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	145,534

	Gaming – 0.1%
215,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	308,955

Principal Amount (‡)	Description	Value (†)

	Healthcare – 0.4%
$2,405,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$1,854,960

	Leisure – 0.1%
750,000	NCL Corp. Ltd., 1.125%, 2/15/2027	537,398

	Media Entertainment – 0.2%
605,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(i)	440,743
540,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(i)	451,980

		892,723

	Pharmaceuticals – 0.9%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	841,303
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,299,827
580,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(h)	526,350
485,000	Livongo Health, Inc., 0.875%, 6/01/2025	430,947

		4,098,427

	Technology – 0.3%
35,000	Bentley Systems, Inc., 0.375%, 7/01/2027	29,540
465,000	Splunk, Inc., 1.125%, 6/15/2027	397,342
910,000	Unity Software, Inc., Zero Coupon, 0.000%-8.213%, 11/15/2026(i)	704,795

		1,131,677

	Total Convertible Bonds

	(Identified Cost $18,995,367)	14,758,115

Municipals – 0.8%

	Virginia – 0.8%
3,865,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $3,848,590)	3,582,318

	Total Bonds and Notes

	(Identified Cost $419,271,079)	378,846,871

Senior Loans – 0.5%

	Consumer Cyclical Services – 0.1%
528,675	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.870%, 3/03/2030(b)(j)	527,189

	Independent Energy – 0.3%
1,282,000	Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 13.815%, 11/01/2025(b)(k)	1,357,856

	Leisure – 0.1%
159,596	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(b)(l)	155,656

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Leisure – continued
$214,449	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(b)(l)	$211,178

		366,834

	Total Senior Loans

	(Identified Cost $2,178,897)	2,251,879

Collateralized Loan Obligations – 3.7%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 2.900%, 7.715%, 4/23/2034, 144A(b)	494,196
1,090,000	AIG CLO LLC, Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.950%, 7.765%, 4/22/2034, 144A(b)	990,972
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD LIBOR + 3.150%, 7.958%, 4/20/2034, 144A(b)	907,267
605,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 5.828%, 1/17/2032, 144A(b)	595,064
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD LIBOR + 2.900%, 7.708%, 4/20/2034, 144A(b)	1,810,625
2,100,000	ARES XLII CLO Ltd., Series 2017-42A, Class BR, 3 mo. USD LIBOR + 1.500%, 6.315%, 1/22/2028, 144A(b)	2,056,425
255,000	Atrium XV, Series 15A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2031, 144A(b)	241,597
370,000	Carlyle U.S. CLO Ltd., Series 2018-4A, Class C, 3 mo. USD LIBOR + 2.900%, 7.708%, 1/20/2031, 144A(b)	346,484
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.890%, 7.682%, 7/16/2031, 144A(b)	276,073
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.650%, 7.445%, 4/18/2031, 144A(b)	462,040
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 7.658%, 1/20/2034, 144A(b)	321,249
365,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3 mo. USD LIBOR + 3.050% 7.842%, 4/15/2034, 144A(b)	337,822
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2031, 144A(b)	474,691
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 2.700%, 7.492%, 4/15/2031, 144A(b)	1,840,552
Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD LIBOR + 2.950%, 7.758%, 7/20/2031, 144A(b)	$229,259
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD LIBOR + 3.750%, 8.542%, 4/15/2034, 144A(b)	1,626,041
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.058%, 4/20/2034, 144A(b)	230,724
895,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD LIBOR + 1.100%, 6.015%, 5/20/2031, 144A(b)	880,816
456,780	Shackleton CLO Ltd., Series 2017-10A, Class AR2, 3 mo. USD LIBOR + 0.890%, 5.698%, 4/20/2029, 144A(b)	451,454
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD LIBOR + 1.160%, 5.952%, 4/17/2034, 144A(b)	458,437
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD LIBOR + 2.900%, 7.708%, 4/20/2034, 144A(b)	542,689
410,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%, 5.892%, 4/15/2032, 144A(b)	402,214

	Total Collateralized Loan Obligations

	(Identified Cost $16,944,328)	15,976,691

Shares

Common Stocks – 1.7%

	Aerospace & Defense – 0.0%
330	Lockheed Martin Corp.	156,001

	Air Freight & Logistics – 0.0%
762	United Parcel Service, Inc., Class B	147,820

	Beverages – 0.0%
2,233	Coca-Cola Co.	138,513

	Biotechnology – 0.1%
1,297	AbbVie, Inc.	206,703

	Capital Markets – 0.0%
100	BlackRock, Inc.	66,912
1,063	Morgan Stanley	93,331

		160,243

	Communications Equipment – 0.0%
1,308	Cisco Systems, Inc.	68,376

	Consumer Staples Distribution & Retail – 0.1%
121	Costco Wholesale Corp.	60,121
820	Walmart, Inc.	120,909

		181,030

	Containers & Packaging – 0.0%
443	Packaging Corp. of America	61,502

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electric Utilities – 0.1%
865	Duke Energy Corp.	$83,446
1,534	NextEra Energy, Inc.	118,241

		201,687

	Electrical Equipment – 0.0%
671	Emerson Electric Co.	58,471

	Ground Transportation – 0.0%
436	Union Pacific Corp.	87,749

	Health Care Equipment & Supplies – 0.0%
1,003	Abbott Laboratories	101,564

	Health Care Providers & Services – 0.1%
225	Elevance Health, Inc.	103,457
214	UnitedHealth Group, Inc.	101,134

		204,591

	Hotels, Restaurants & Leisure – 0.0%
1,468	Starbucks Corp.	152,863

	Household Products – 0.1%
1,246	Procter & Gamble Co.	185,268

	IT Services – 0.0%
311	Accenture PLC, Class A	88,887

	Life Sciences Tools & Services – 0.0%
156	Thermo Fisher Scientific, Inc.	89,914

	Machinery – 0.1%
255	Cummins, Inc.	60,915
289	Deere & Co.	119,322

		180,237

	Media – 0.2%
138,910	Altice USA, Inc., Class A(e)	475,072
3,807	Comcast Corp., Class A	144,323
34,625	iHeartMedia, Inc., Class A(e)	135,038

		754,433

	Metals & Mining – 0.0%
1,730	Newmont Corp.	84,805

	Oil, Gas & Consumable Fuels – 0.5%
939	Battalion Oil Corp.(e)	6,169
7,386	Canadian Natural Resources Ltd.	408,815
7,426	Devon Energy Corp.	375,830
4,453	Diamondback Energy, Inc.	601,912
3,445	EOG Resources, Inc.	394,900
1,467	Pioneer Natural Resources Co.	299,620
2,715	Williams Cos., Inc.	81,070

		2,168,316

	Pharmaceuticals – 0.1%
1,122	Bristol-Myers Squibb Co.	77,766
1,045	Johnson & Johnson	161,975
1,029	Merck & Co., Inc.	109,475

		349,216

	Professional Services – 0.0%
456	Clarivate PLC(e)	4,282

Shares	Description	Value (†)

	Semiconductors & Semiconductor Equipment – 0.1%
259	Broadcom, Inc.	$166,159
1,624	Microchip Technology, Inc.	136,059
1,166	QUALCOMM, Inc.	148,758

		450,976

	Software – 0.1%
578	Microsoft Corp.	166,637

	Specialized REITs – 0.0%
487	American Tower Corp.	99,514

	Specialty Retail – 0.0%
303	Home Depot, Inc.	89,421

	Technology Hardware, Storage & Peripherals – 0.0%
923	Apple, Inc.	152,203

	Wireless Telecommunication Services – 0.1%
2,517	T-Mobile U.S., Inc.(e)	364,562

	Total Common Stocks

	(Identified Cost $9,674,773)	7,155,784

Preferred Stocks – 1.1%

Convertible Preferred Stocks – 1.1%

	Banking – 0.5%
1,109	Bank of America Corp., Series L, 7.250%	1,295,046
834	Wells Fargo & Co., Class A, Series L, 7.500%	980,992

		2,276,038

	Midstream – 0.1%
5,333	El Paso Energy Capital Trust I, 4.750%	245,158

	Technology – 0.1%
8,046	Clarivate PLC, Series A, 5.250%	330,449

	Wireless – 0.4%
1,413	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	1,642,966

	Total Convertible Preferred Stocks

	(Identified Cost $5,432,621)	4,494,611

	Total Preferred Stocks

	(Identified Cost $5,432,621)	4,494,611

Principal Amount (‡)

Short-Term Investments – 5.2%

$17,425,690	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $17,428,739 on 4/03/2023 collateralized by $18,232,200 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $17,774,262 including accrued interest (Note 2 of Notes to Financial Statements)	17,425,690

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued

$5,370,000	U.S. Treasury Bills, 4.553%-4.557%, 4/27/2023(m)(n)	$5,353,532

Total Short-Term Investments

	(Identified Cost $22,778,023)	22,779,222

Total Investments – 99.6%

	(Identified Cost $476,279,721)	431,505,058

	Other assets less liabilities—0.4%	1,926,359

	Net Assets – 100.0%	$433,431,417

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2023 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(d)	Perpetual bond with no specified maturity date.

(e)	Non-income producing security.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.

(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.

(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $159,506,798 or 36.8% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/21/2023	EUR	S	1,063,000	$1,131,032	$1,157,886	$(26,854)

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	90	$18,568,031	$18,580,782	$12,751
5 Year U.S. Treasury Note	6/30/2023	160	17,497,385	17,521,250	23,865
10 Year U.S. Treasury Note	6/21/2023	73	8,155,614	8,389,297	233,683
30 Year U.S. Treasury Bond	6/21/2023	117	15,027,385	15,345,281	317,896
Ultra Long U.S. Treasury Bond	6/21/2023	302	41,148,702	42,619,750	1,471,048

Total					$2,059,243

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	63	$7,616,947	$7,631,859	$(14,912)

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	20.5%
Banking	7.3
Technology	5.5
ABS Home Equity	4.6
ABS Car Loan	4.1
Cable Satellite	4.0
Finance Companies	3.8
Independent Energy	3.7
Pharmaceuticals	3.3
Wireless	3.0
Life Insurance	2.1
ABS Other	2.1
Other Investments, less than 2% each	26.7
Short-Term Investments	5.2
Collateralized Loan Obligations	3.7

Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 95.7% of Net Assets

	Australia – 2.8%
1,820,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$1,118,751
1,080,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	904,554
280,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	229,838
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)	3,296,652
8,485,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)	5,516,061
2,720,000	Rio Tinto Finance USA PLC, 5.000%, 3/09/2033	2,797,424

		13,863,280

	Belgium – 0.5%
305,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	303,727
2,485,000	Kingdom of Belgium Government Bonds, Series 88, 1.700%, 6/22/2050, 144A, (EUR)	1,921,139

		2,224,866

	Brazil – 2.0%
1,020,000	Banco Santander SA, 4.625%, 1/15/2025, 144A	996,076
3,525,000	Brazil Government International Bonds, 4.625%, 1/13/2028	3,444,411
22,836(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2027, (BRL)	4,234,072
4,600(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	818,589

		9,493,148

	Canada – 1.9%
10,060,000	Canada Government Bonds, 0.500%, 12/01/2030, (CAD)	6,239,061
387,437	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, 144A, (CAD)	275,529
193,515	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)	142,353
5,245,000	Province of Manitoba, CN, 1.900%, 12/02/2051, (CAD)	2,490,822

		9,147,765

	China – 6.0%
42,910,000	China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,351,233
41,870,000	China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	6,125,795
Principal Amount (‡)	Description	Value (†)

	China – continued
34,470,000	China Government Bonds, Series INBK, 1.990%, 4/09/2025, (CNY)	$4,967,596
30,390,000	China Government Bonds, Series INBK, 3.270%, 11/19/2030, (CNY)	4,580,354
17,610,000	China Government Bonds, Series INBK, 3.320%, 4/15/2052, (CNY)	2,593,364
20,670,000	China Government Bonds, Series INBK, 3.720%, 4/12/2051, (CNY)	3,250,134
1,450,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.000%, 1/15/2033	1,421,692

		29,290,168

	Colombia – 0.9%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,275,753
15,264,000,000	Colombian TES, Series B, 7.500%, 8/26/2026, (COP)	2,946,813

		4,222,566

	France – 2.0%
300,000	Electricite de France SA, 5.000%, 9/21/2048, 144A	260,890
300,000	Electricite de France SA, EMTN, 2.000%, 12/09/2049, (EUR)	196,222
300,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	313,391
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, 144A, (EUR)	2,112,914
6,685,000	French Republic Government Bonds OAT, Zero Coupon, 2.371%, 5/25/2032, (EUR)(a)	5,639,321
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,198,655

		9,721,393

	Germany – 13.7%
7,675,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%-1.110%, 8/15/2026, (EUR)(b)	7,675,965
13,650,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)	13,286,931
4,835,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 8/15/2027, (EUR)	4,847,144
17,040,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2024, (EUR)	18,043,815
1,005,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	1,049,839
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	2,028,357

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – continued
10,125,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.755%-2.120%, 2/15/2030, (EUR)(b)	$9,417,852
555,000	Bundesrepublik Deutschland Bundesanleihe, Series 8, 4.750%, 7/04/2040, (EUR)	795,432
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(a)	1,553,737
1,680,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%, 8/15/2052, (EUR)(a)	935,398
1,805,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,305,933
815,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	607,819
2,100,000	Deutsche Bank AG, EMTN, (fixed rate to 3/24/2027, variable rate thereafter), 4.000%, 6/24/2032, (EUR)	1,969,967
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	3,090,301

		66,608,490

	Indonesia – 1.5%
18,722,000,000	Indonesia Treasury Bonds, Series FR78, 8.250%, 5/15/2029, (IDR)	1,359,016
38,485,000,000	Indonesia Treasury Bonds, Series FR87, 6.500%, 2/15/2031, (IDR)	2,548,641
50,865,000,000	Indonesia Treasury Bonds, Series FR96, 7.000%, 2/15/2033, (IDR)	3,444,009

		7,351,666

	Ireland – 1.3%
1,705,000	AIB Group PLC, EMTN, (fixed rate to 5/30/2026, variable rate thereafter), 2.875%, 5/30/2031, (EUR)	1,672,634
400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	345,816
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,303,942
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(a)	1,124,821

		6,447,213

	Israel – 0.2%
3,425,000	Israel Government Bonds, Series 330, 1.000%, 3/31/2030, (ILS)	794,795

Principal Amount (‡)	Description	Value (†)

	Italy – 2.4%
$1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$1,577,041
2,625,000	Intesa Sanpaolo SpA, EMTN, 5.148%, 6/10/2030, (GBP)	2,639,799
6,085,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	5,617,619
210,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	193,746
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	164,753
1,735,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035	1,429,231

		11,622,189

	Japan – 4.8%
435,950,000	Japan Government Five Year Bonds, Series 139, 0.100%, 3/20/2024, (JPY)	3,290,072
389,700,000	Japan Government Thirty Year Bonds, Series 26, 2.400%, 3/20/2037, (JPY)	3,588,234
468,600,000	Japan Government Thirty Year Bonds, Series 41, 1.700%, 12/20/2043, (JPY)	3,936,946
480,200,000	Japan Government Thirty Year Bonds, Series 51, 0.300%, 6/20/2046, (JPY)	3,006,625
646,500,000	Japan Government Thirty Year Bonds, Series 62, 0.500%, 3/20/2049, (JPY)	4,088,470
731,750,000	Japan Government Two Year Bonds, Series 436, 0.005%, 5/01/2024, (JPY)	5,518,203

		23,428,550

	Korea – 1.2%
8,400,000,000	Korea Treasury Bonds, Series 3006, 1.375%, 6/10/2030, (KRW)	5,628,316

	Luxembourg – 1.2%
345,000	Blackstone Property Partners Europe Holdings Sarl, 3.625%, 10/29/2029, (EUR)	305,581
1,180,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.000%, 5/04/2028, (EUR)	952,393
1,435,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.750%, 3/12/2029, (EUR)	1,149,732
1,810,000	Logicor Financing Sarl, EMTN, 0.875%, 1/14/2031, (EUR)	1,218,706
2,785,000	Logicor Financing Sarl, EMTN, 1.625%, 1/17/2030, (EUR)	2,102,169
100,000	Logicor Financing Sarl, EMTN, 2.000%, 1/17/2034, (EUR)	64,548

		5,793,129

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Malaysia – 0.4%
7,770,000	Malaysia Government Bonds, Series 119, 3.906%, 7/15/2026, (MYR)	$1,789,398

	Mexico – 1.4%
405,000	America Movil SAB de CV, 2.875%, 5/07/2030	357,345
996,320(†††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	5,446,752
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,229,324

		7,033,421

	New Zealand – 1.2%
8,975,000	New Zealand Government Bonds, Series 427, 4.500%, 4/15/2027, (NZD)	5,645,898

	Norway – 1.1%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	288,701
1,235,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,121,431
2,000,000	City of Oslo, NO, 2.300%, 3/14/2024, (NOK)	187,706
2,000,000	City of Oslo, NO, 2.350%, 9/04/2024, (NOK)	186,596
1,000,000	City of Oslo, NO, 3.650%, 11/08/2023, (NOK)	95,377
4,100,000	Norway Government Bonds, Series 476, 3.000%, 3/14/2024, 144A, (NOK)	390,244
33,565,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, 144A, (NOK)	3,120,739

		5,390,794

	Portugal – 0.2%
875,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	745,028
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	222,967

		967,995

	Singapore – 0.4%
2,780,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	2,032,567

	South Africa – 1.7%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	334,791
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	442,669
160,840,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	7,471,540

		8,249,000

	Spain – 1.8%
400,000	Banco Santander SA, 4.250%, 4/11/2027	377,867
Principal Amount (‡)	Description	Value (†)

	Spain – continued
$2,600,000	Banco Santander SA, 5.179%, 11/19/2025	$2,548,234
2,460,000	Spain Government Bonds, 1.950%, 7/30/2030, 144A, (EUR)	2,471,867
2,835,000	Spain Government Bonds, 4.200%, 1/31/2037, 144A, (EUR)	3,285,533

		8,683,501

	Supranationals – 1.3%
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	2,007,219
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	4,092,575

		6,099,794

	Sweden – 0.8%
930,000	Heimstaden Bostad Treasury BV, EMTN, 0.750%, 9/06/2029, (EUR)	659,675
565,000	Heimstaden Bostad Treasury BV, EMTN, 1.625%, 10/13/2031, (EUR)	386,928
9,900,000	Kommuninvest I Sverige AB, Series 2505, 1.000%, 5/12/2025, (SEK)	905,018
18,000,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	1,720,883

		3,672,504

	Switzerland – 0.2%
715,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	574,839
460,000	Credit Suisse Group AG, EMTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.250%, 4/02/2026, (EUR)	471,741
195,000	Credit Suisse Group AG, EMTN,(fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	174,553

		1,221,133

	Thailand – 0.3%
54,870,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,547,307

	United Arab Emirates – 0.1%
775,000	DP World Ltd., 4.700%, 9/30/2049	673,413

	United Kingdom – 4.1%
1,030,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)	989,849
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	823,574
180,316	Brass PLC, Series 8A, Class A1, 3 mo. USD LIBOR + 0.700%, 5.572%, 11/16/2066, 144A(c)	180,259

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United Kingdom – continued
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	$1,041,540
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,181,456
104,500	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, SONIA Index + 0.570%, 4.666%, 12/22/2069, 144A, (GBP)(c)	128,938
1,720,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	1,840,997
490,000	Legal & General Group PLC, EMTN, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	507,185
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	733,384
175,000	National Grid Electricity Transmission PLC, EMTN, 1.125%, 7/07/2028, (GBP)	177,201
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	599,352
920,000	U.K. Gilts, 4.250%, 6/07/2032, (GBP)	1,210,322
2,930,000	U.K. Gilts, 4.250%, 12/07/2055, (GBP)	3,901,839
3,090,000	U.K. Gilts, 4.750%, 12/07/2030, (GBP)	4,164,133
600,000	Virgin Money U.K. PLC, EMTN (fixed rate to 5/19/2026, variable rate thereafter), 2.625%, 8/19/2031, (GBP)	616,166

		20,096,195

	United States – 38.3%
750,000	AES Corp., 3.950%, 7/15/2030, 144A	671,475
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,194,674
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,990,054
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	264,230
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	293,198
105,000	Ally Financial, Inc., 5.800%, 5/01/2025	101,356
2,860,000	Amgen, Inc., 5.250%, 3/02/2033	2,938,361
1,185,000	Amgen, Inc., 5.650%, 3/02/2053	1,233,231
Principal Amount (‡)	Description	Value (†)

	United States – continued
$1,712,066	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047, 144A	$1,469,004
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,372,329
2,325,000	AT&T, Inc., 3.650%, 6/01/2051	1,761,035
595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	587,808
165,000	Boeing Co., 2.196%, 2/04/2026	153,093
85,000	Boeing Co., 2.250%, 6/15/2026	78,135
10,000	Boeing Co., 3.250%, 2/01/2035	8,165
120,000	Boeing Co., 3.550%, 3/01/2038	95,334
40,000	Boeing Co., 3.625%, 3/01/2048	28,648
210,000	Boeing Co., 3.750%, 2/01/2050	158,558
195,000	Boeing Co., 3.825%, 3/01/2059	137,410
235,000	Boeing Co., 3.850%, 11/01/2048	174,920
390,000	Boeing Co., 3.900%, 5/01/2049	294,291
175,000	Boeing Co., 3.950%, 8/01/2059	128,461
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.725%, 4/15/2037, 144A(c)	1,330,744
803,000	Broadcom, Inc., 2.450%, 2/15/2031, 144A	657,431
479,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	362,995
410,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	343,051
215,000	Centene Corp., 2.450%, 7/15/2028	187,050
2,870,000	Centene Corp., 2.500%, 3/01/2031	2,324,126
2,566,000	Centene Corp., 4.625%, 12/15/2029	2,412,656
135,000	CF Industries, Inc., 4.950%, 6/01/2043	116,414
380,000	CF Industries, Inc., 5.150%, 3/15/2034	364,307
285,000	CF Industries, Inc., 5.375%, 3/15/2044	257,270
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	118,100
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,609,927
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	160,061
1,440,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	1,389,415
1,213,654	Citigroup Mortgage Loan Trust, Inc., Series 2019-E, Class A1, 6.228%, 11/25/2070, 144A(d)	1,211,211
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,124,949
120,000	Comcast Corp., 4.250%, 1/15/2033	116,881
505,000	Comcast Corp., 4.650%, 2/15/2033	507,574

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,100,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	$854,145
1,052,000	Continental Resources, Inc., 4.375%, 1/15/2028	991,721
1,510,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,451,085
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	4,504,282
2,990,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	2,883,891
1,690,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,285,419
865,000	Energy Transfer LP, 5.300%, 4/15/2047	757,986
1,240,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,074,848
70,000	EQT Corp., 3.900%, 10/01/2027	65,794
580,000	EQT Corp., 5.000%, 1/15/2029	549,941
75,000	EQT Corp., 7.000%, 2/01/2030	78,501
6,528,805	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,632,022
23,321,387	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(e)	19,310,243
5,118,389	Federal National Mortgage Association, 2.500%, 5/01/2052	4,413,282
9,400,173	Federal National Mortgage Association, 3.000%, with various maturities from 2046 to 2051(e)	8,453,084
5,059,664	Federal National Mortgage Association, 3.500%, with various maturities from 2045 to 2052(e)	4,717,001
6,114,073	Federal National Mortgage Association, 4.000%, with various maturities from 2048 to 2050(e)	5,930,817
8,217,921	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2052(e)	8,073,518
2,928,656	Federal National Mortgage Association, 5.000%, 8/01/2052	2,924,916
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	507,573
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	249,781
65,000	HCA, Inc., 3.625%, 3/15/2032, 144A	57,299
5,060,000	HCA, Inc., 2.375%, 7/15/2031	4,083,330
1,751,906	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(d)	1,749,332
1,510,597	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059, 144A(d)	1,508,826
55,000	Lennar Corp., 4.750%, 5/30/2025	54,165
420,000	Lennar Corp., 5.000%, 6/15/2027	417,939
2,255,729	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(d)	1,950,321

	United States – continued
$472,000	Ovintiv, Inc., 6.500%, 8/15/2034	$477,171
265,000	Ovintiv, Inc., 6.500%, 2/01/2038	264,333
195,000	Ovintiv, Inc., 7.200%, 11/01/2031	207,434
932,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,004,043
135,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	109,463
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,943,336
1,609,965	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(d)	1,513,797
929,205	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(d)	856,843
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	588,083
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	276,275
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	444,409
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	251,954
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,895,394
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	752,825
2,570,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,582,723
1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.013%, 5/15/2037, 144A(c)	1,525,729
5,774,000	U.S. Treasury Bonds, 1.625%, 11/15/2050	3,702,803
8,510,000	U.S. Treasury Bonds, 1.875%, 2/15/2041	6,364,549
8,075,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(f)	6,976,989
3,410,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	3,385,491
11,616,892	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(g)	11,095,266
3,660,000	U.S. Treasury Notes, 3.500%, 2/15/2033	3,665,719
731,852	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	682,344
934,826	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	872,081
6,030,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	5,995,305
2,823,234	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051, 144A(d)	2,576,288
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	256,286
1,885,000	VMware, Inc., 2.200%, 8/15/2031	1,492,372

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

United States – continued
$2,490,816	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(d)	$2,289,055
1,105,501	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(d)	1,015,735

186,323,089

Total Bonds and Notes

	(Identified Cost $522,069,895)	465,063,543

Short-Term Investments – 1.8%

8,819,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $8,820,751 on 4/03/2023 collateralized by $9,227,400 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $8,995,635 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,819,207)	8,819,207

Total Investments – 97.5%

	(Identified Cost $530,889,102)	473,882,750

	Other assets less liabilities—2.5%	12,337,526

	Net Assets – 100.0%	$486,220,276

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(c)	Variable rate security. Rate as of March 31, 2023 is disclosed.

(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(e)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(g)	Treasury Inflation Protected Security (TIPS).

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $59,355,691 or 12.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/02/2023	BRL	B	6,236,000	$1,178,605	$1,217,433	$38,828
Bank of America N.A.	6/02/2023	BRL	S	31,460,000	5,958,970	6,141,829	(182,859)
BNP Paribas SA	6/21/2023	CNH	B	34,182,000	4,970,473	5,004,787	34,314
BNP Paribas SA	6/21/2023	CNH	S	3,398,000	497,374	497,521	(147)
Citibank N.A.	6/21/2023	ZAR	S	69,001,000	3,712,625	3,849,167	(136,542)
HSBC Bank USA N.A.	6/21/2023	CAD	B	6,821,000	4,962,551	5,053,382	90,831
HSBC Bank USA N.A.	6/21/2023	CAD	S	664,000	488,418	491,928	(3,510)
HSBC Bank USA N.A.	6/21/2023	SGD	B	1,834,000	1,365,874	1,381,567	15,693
Morgan Stanley Capital Services LLC	6/21/2023	GBP	B	2,029,000	2,480,564	2,506,802	26,238
Morgan Stanley Capital Services LLC	6/21/2023	GBP	B	8,728,000	10,790,278	10,783,325	(6,953)
Morgan Stanley Capital Services LLC	6/21/2023	GBP	S	10,757,000	12,850,065	13,290,127	(440,062)
Morgan Stanley Capital Services LLC	6/21/2023	JPY	B	2,904,904,000	21,645,774	22,128,802	483,028
Morgan Stanley Capital Services LLC	6/21/2023	JPY	S	63,757,000	492,536	485,685	6,851
Standard Chartered Bank	6/21/2023	EUR	B	4,636,000	5,049,230	5,049,823	593
Standard Chartered Bank	6/21/2023	EUR	S	18,136,000	19,331,272	19,754,872	(423,600)
UBS AG	6/21/2023	AUD	B	4,790,000	3,192,946	3,210,969	18,023
UBS AG	6/21/2023	CHF	B	2,330,000	2,504,676	2,568,004	63,328
UBS AG	6/21/2023	COP	B	4,282,524,000	888,859	905,274	16,415
UBS AG	6/21/2023	COP	B	4,535,000,000	960,602	958,645	(1,957)
UBS AG	6/21/2023	COP	S	22,072,575,000	4,554,352	4,665,878	(111,526)
UBS AG	6/21/2023	IDR	S	82,626,616,000	5,335,913	5,499,361	(163,448)
UBS AG	6/21/2023	MXN	B	79,373,000	4,104,191	4,338,633	234,442
UBS AG	6/21/2023	MXN	S	79,373,000	4,243,100	4,338,633	(95,533)
UBS AG	6/21/2023	SEK	S	7,374,000	692,267	713,351	(21,084)

Total							$(558,637)

At March 31, 2023, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/21/2023	EUR	1,162,282	PLN	5,502,000	$1,268,564	$2,533
HSBC Bank USA N.A.	6/21/2023	NOK	115,025,000	EUR	10,170,788	11,078,662	53,687
UBS AG	6/21/2023	ZAR	24,015,000	EUR	1,207,544	1,315,332	(24,326)

Total							$31,894

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	105	$21,458,748	$21,677,578	$218,830
5 Year U.S. Treasury Note	6/30/2023	181	19,423,918	19,820,914	396,996
10 Year U.S. Treasury Note	6/21/2023	24	2,680,780	2,758,125	77,345
Euro-Buxl® 30 Year Bond	6/08/2023	4	570,106	611,051	40,945
German Euro Bund	6/08/2023	42	5,944,207	6,187,376	243,169
UK Long Gilt	6/28/2023	13	1,614,602	1,657,402	42,800
Ultra Long U.S. Treasury Bond	6/21/2023	50	6,773,542	7,056,250	282,708

Total					$1,302,793

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/21/2023	102	$12,829,480	$13,377,938	$(548,458)
German Euro BOBL	6/08/2023	82	10,528,181	10,482,949	45,232
Ultra 10 Year U.S. Treasury Note	6/21/2023	93	11,343,049	11,266,078	76,971

Total					$(426,255)

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	46.7%
Mortgage Related	12.2
Banking	3.9
Government Owned – No Guarantee	3.1
ABS Home Equity	2.6
Local Authorities	2.5
Health Insurance	2.2
Life Insurance	2.0
Other Investments, less than 2% each	20.5
Short-Term Investments	1.8

Total Investments	97.5
Other assets less liabilities (including forward foreign currency and futures contracts)	2.5

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

United States Dollar	42.9%
Euro	20.5
Japanese Yen	7.6
Yuan Renminbi	5.7
British Pound	3.7
Canadian Dollar	2.7
Norwegian Krone	2.3
Australian Dollar	2.0
Other, less than 2% each	10.1

Total Investments	97.5
Other assets less liabilities (including forward foreign currency and futures contracts)	2.5

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 98.7% of Net Assets

	Aerospace & Defense – 0.3%
$465,000	Boeing Co., 5.705%, 5/01/2040	$470,397

	Automotive – 1.1%
1,055,000	General Motors Financial Co., Inc., 5.000%, 4/09/2027	1,042,516
920,000	Magna International, Inc., 5.980%, 3/21/2026	927,830

		1,970,346

	Banking – 2.2%
200,000	Banco Santander SA, (fixed rate to 3/24/2027, variable rate thereafter), 4.175%, 3/24/2028	187,656
710,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029, 144A	714,437
395,000	Deutsche Bank AG, (fixed rate to 1/18/2028, variable rate thereafter), 6.720%, 1/18/2029	392,239
410,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	380,243
405,000	HSBC Holdings PLC, (fixed rate to 11/03/2032, variable rate thereafter), 8.113%, 11/03/2033	453,569
895,000	HSBC USA, Inc., 5.625%, 3/17/2025	896,683
515,000	State Street Corp., (fixed rate to 1/26/2033, variable rate thereafter), 4.821%, 1/26/2034	512,161
465,000	Synchrony Financial, 4.875%, 6/13/2025	430,447

		3,967,435

	Chemicals – 0.3%
460,000	Nutrien Ltd., 4.900%, 3/27/2028	459,865
110,000	Nutrien Ltd., 5.800%, 3/27/2053	113,298

		573,163

	Electric – 0.1%
235,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	239,066

	Environmental – 0.1%
170,000	Republic Services, Inc., 5.000%, 4/01/2034	173,200

	Finance Companies – 0.8%
1,520,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	1,480,126

	Health Insurance – 0.5%
925,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	919,678

	Healthcare – 0.2%
30,000	Cigna Group, 2.400%, 3/15/2030	26,021
340,000	Medtronic Global Holdings SCA, 4.250%, 3/30/2028	339,458

		365,479

	Media Entertainment – 0.2%
$465,000	Warnermedia Holdings, Inc., 6.412%, 3/15/2026	$467,348

	Midstream – 0.5%
920,000	TransCanada PipeLines Ltd., 6.203%, 3/09/2026	926,410
65,000	Western Midstream Operating LP, 6.150%, 4/01/2033	65,881

		992,291

	Natural Gas – 0.2%
385,000	Sempra Energy, 3.700%, 4/01/2029	357,457

	Pharmaceuticals – 0.5%
905,000	Eli Lilly & Co., 5.000%, 2/27/2026	913,177

	Railroads – 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	12,745

	Sovereigns – 0.1%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050, 144A	169,806

	Transportation Services – 0.4%
800,000	United Parcel Service, Inc., 4.875%, 3/03/2033	821,003

	Treasuries – 90.6%
24,482,911	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(a)	17,743,416
7,412,440	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(a)	6,470,249
3,980,431	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2024(a)	3,902,688
14,821,504	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2025(a)	14,359,200
4,548,158	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2026(a)	4,380,741
18,008,270	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(a)	17,151,939
28,009,843	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(a)	25,794,494
33,090,361	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(a)	31,889,543
9,081,836	U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/2024(a)	9,004,617
7,205,870	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(a)	6,882,310
3,812,896	U.S. Treasury Inflation-Indexed Notes, 0.750%, 7/15/2028(a)	3,738,537
25,467,180	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(a)	25,018,520

		166,336,254

	Wirelines – 0.6%
910,000	AT&T, Inc., 3.550%, 9/15/2055	653,206
365,000	AT&T, Inc., 3.650%, 9/15/2059	260,827
225,000	AT&T, Inc., 3.800%, 12/01/2057	167,042

		1,081,075

	Total Bonds and Notes

	(Identified Cost $202,760,450)	181,310,046

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 0.0%

$36,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $36,820 on 4/03/2023 collateralized by $38,600 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $37,630 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $36,814)	$36,814

	Total Investments – 98.7%

	(Identified Cost $202,797,264)	181,346,860

	Other assets less liabilities—1.3%	2,319,653

	Net Assets – 100.0%	$183,666,513

(†)	See Note 2 of Notes to Financial Statements.

(a)	Treasury Inflation Protected Security (TIPS).

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $884,243 or 0.5% of net assets.

SOFR	Secured Overnight Financing Rate

EUR	Euro

At March 31, 2023, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
10,505,000	USD	1/18/2028	1 yr. SOFR	3.360%	$(44,938)	$(44,938)
2,450,000	USD	1/18/2053	2.942%	1 yr. SOFR	20,408	20,408

Total					$(24,530)	$(24,530)

1 Payments are made annually.

2 Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/14/2023	EUR	S	772,000	$830,170	$840,585	$(10,415)

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	90.6%
Banking	2.2
Other Investments, less than 2% each	5.9
Short-Term Investments	0.0 *

Total Investments	98.7
Other assets less liabilities (including swap agreements and forward foreign currency contracts)	1.3

Net Assets	100.0%

*	Less than 0.1%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.4% of Net Assets

Non-Convertible Bonds – 85.0%

	ABS Car Loan – 0.5%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	$727,300
488,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	480,215
300,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	306,534
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	390,523

		1,904,572

	ABS Other – 0.1%
243,444	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	224,699
252,111	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	230,904

		455,603

	Aerospace & Defense – 1.9%
400,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	389,502
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,781,390
45,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	43,740
1,265,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,072,087
355,000	TransDigm, Inc., 4.875%, 5/01/2029	314,204
300,000	TransDigm, Inc., 5.500%, 11/15/2027	282,874
770,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	770,701
1,655,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	1,671,550
960,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	978,000

		7,304,048

	Airlines – 1.3%
585,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	582,368
424,143	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	391,899
1,166,347	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,088,151
3,240,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,107,924

		5,170,342

Principal Amount (‡)	Description	Value (†)

	Automotive – 3.5%
$1,035,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	$977,740
185,000	Dana, Inc., 4.250%, 9/01/2030	148,279
180,000	Ford Motor Co., 3.250%, 2/12/2032	141,472
2,325,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	2,154,752
3,080,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	2,886,853
545,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	553,175
1,620,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(a)	1,310,961
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(a)	752,455
575,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	494,874
1,080,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	1,084,957
750,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	588,750
210,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	176,779
1,100,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	952,028
1,020,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027, 144A	962,323
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	199,617
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	119,250

		13,504,265

	Banking – 2.3%
835,000	Ally Financial, Inc., 5.750%, 11/20/2025	785,139
295,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	349,545
250,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	222,551
1,265,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	1,222,490
250,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	248,397
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	514,940
2,095,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,515,751
605,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	451,203
1,345,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,092,637

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,365,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	$1,293,319
1,585,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,305,666

		9,001,638

	Brokerage – 0.2%
480,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	296,194
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	103,600
605,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	512,187

		911,981

	Building Materials – 2.2%
600,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	587,903
620,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	540,261
3,525,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,936,727
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(a)	752,178
1,005,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	796,581
310,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	287,525
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	413,278
450,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	380,250
785,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	535,019
580,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	503,249
400,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	348,000
770,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	454,564

		8,535,535

	Cable Satellite – 6.9%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	3,150,977
415,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	324,580
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,267
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	3,071,925
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	945,000
Principal Amount (‡)	Description	Value (†)

	Cable Satellite – continued
$155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	$150,738
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/2025	89,102
1,000,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	691,650
8,480,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	4,181,488
4,090,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	2,071,115
215,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	181,051
1,955,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	1,029,356
425,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	352,968
2,060,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,865,742
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	543,150
2,545,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,030,643
635,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	473,869
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	2,745,600
1,005,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	940,891
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	198,650
955,000	UPC Broadband Finco BV, 4.875%, 7/15/2031, 144A	825,817
895,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	825,736

		26,702,315

	Chemicals – 1.6%
75,000	Ashland LLC, 3.375%, 9/01/2031, 144A	61,307
650,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	519,386
550,000	Chemours Co., 4.625%, 11/15/2029, 144A	453,654
390,000	Consolidated Energy Finance SA, 5.625%, 10/15/2028, 144A	335,478
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,468,550
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	217,499
75,000	WR Grace Holdings LLC, 5.625%, 8/15/2029, 144A	63,563

		6,119,437

	Consumer Cyclical Services – 3.1%
1,995,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	1,779,121
285,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	231,926
340,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	322,065

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – continued
$70,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027, 144A	$62,737
1,030,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	770,914
1,235,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	1,125,394
6,190,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	6,174,525
230,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	237,155
1,055,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,081,618

		11,785,455

	Consumer Products – 1.1%
370,000	Coty, Inc., 5.000%, 4/15/2026, 144A	356,992
65,000	Coty, Inc., 6.500%, 4/15/2026, 144A	64,679
955,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	891,720
785,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	689,819
845,000	Mattel, Inc., 3.750%, 4/01/2029, 144A	759,211
870,000	Newell Brands, Inc., 4.700%, 4/01/2026	837,375
225,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	190,707
505,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	421,675

		4,212,178

	Diversified Manufacturing – 0.5%
365,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	377,125
840,000	Gates Global LLC/Gates Corp., 6.250%, 1/15/2026, 144A	825,300
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	297,413
590,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	490,532

		1,990,370

	Electric – 1.8%
2,775,000	Calpine Corp., 4.500%, 2/15/2028, 144A	2,574,141
240,000	Calpine Corp., 5.250%, 6/01/2026, 144A	233,976
70,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	60,375
1,205,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	964,000
2,065,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	2,015,275
1,055,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	1,024,209

		6,871,976

Principal Amount (‡)	Description	Value (†)

	Environmental – 0.4%
$285,000	Clean Harbors, Inc., 6.375%, 2/01/2031, 144A	$290,772
1,255,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	1,116,624

		1,407,396

	Finance Companies – 3.7%
1,000,000	AGFC Capital Trust I, 3 mo. USD LIBOR + 1.750%, 6.542%, 1/15/2067, 144A(b)	512,020
345,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	251,712
485,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	280,088
640,406	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(c)	577,864
475,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	414,017
735,000	Navient Corp., 4.875%, 3/15/2028	618,319
3,105,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	2,303,848
665,000	OneMain Finance Corp., 3.500%, 1/15/2027	558,109
910,000	OneMain Finance Corp., 4.000%, 9/15/2030	682,500
1,625,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,562,096
2,990,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	2,676,050
790,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	678,254
1,745,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,446,849
2,055,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,631,362

		14,193,088

	Financial Other – 2.1%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	101,064
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	186,424
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	43,556
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	42,472
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	70,232
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	51,236
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	80,483
55,430	CFLD Cayman Investment Ltd., Zero Coupon, 7.506%- 36.271%, 1/31/2031, 144A(d)	5,742

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Financial Other – continued
$810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	$75,508
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	31,371
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	15,288
650,312	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(f)	151,997
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	20,790
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,592,900
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	398,782
335,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	329,665
610,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	599,140
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	49,580
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	24,954
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	100,056
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	75,475
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	24,952
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	55,257
620,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	476,424
910,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	780,325
1,320,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	1,023,875
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	30,783
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	39,081
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	28,409
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	29,404
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)	47,836
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)	96,714
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)	63,568
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	30,102
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	60,839
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	83,557
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	19,262
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	18,619
Principal Amount (‡)	Description	Value (†)

	Financial Other – continued
$295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	$22,733

		7,978,455

	Food & Beverage – 1.3%
475,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	441,465
545,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	414,200
510,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	457,966
1,670,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	1,659,980
1,115,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	981,311
470,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	381,936
800,000	U.S. Foods, Inc., 4.750%, 2/15/2029, 144A	739,000

		5,075,858

	Gaming – 2.9%
600,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	544,920
955,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	955,045
210,000	Melco Resorts Finance Ltd., 4.875%, 6/06/2025, 144A	197,505
1,025,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	835,375
1,320,000	Sands China Ltd., 3.350%, 3/08/2029	1,096,364
1,530,000	Sands China Ltd., 4.875%, 6/18/2030	1,354,234
745,000	Sands China Ltd., 5.900%, 8/08/2028	707,267
755,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	747,450
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	480,926
1,310,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,312,528
870,000	VICI Properties LP, 4.375%, 5/15/2025	842,208
280,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	261,244
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	277,494
250,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	241,704
220,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	218,076
1,410,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	1,199,233

		11,271,573

	Health Insurance – 0.4%
1,350,000	Centene Corp., 2.450%, 7/15/2028	1,174,500
190,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	159,676

		1,334,176

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – 1.3%
$590,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	$500,512
540,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	453,600
1,850,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,451,232
550,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	587,634
790,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	685,325
495,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	456,568
355,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	340,818
340,000	Tenet Healthcare Corp., 6.250%, 2/01/2027	334,353
350,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	311,651

		5,121,693

	Home Construction – 0.0%
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	103,460

	Independent Energy – 6.6%
210,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	195,353
205,000	Apache Corp., 4.375%, 10/15/2028	191,276
400,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	409,608
380,000	California Resources Corp., 7.125%, 2/01/2026, 144A	384,685
375,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	352,500
505,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	500,303
1,335,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	1,313,747
585,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	580,765
195,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	193,142
765,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	761,321
560,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	512,422
1,760,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	1,366,631
660,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	634,249
605,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	568,700
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	605,875
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	307,913
345,000	EQT Corp., 3.125%, 5/15/2026, 144A	319,108
805,000	EQT Corp., 3.900%, 10/01/2027	756,636
90,000	EQT Corp., 5.678%, 10/01/2025	89,730
65,000	EQT Corp., 5.700%, 4/01/2028	64,929
Principal Amount (‡)	Description	Value (†)

	Independent Energy – continued
$465,000	EQT Corp., 6.125%, 2/01/2025	$467,766
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	311,850
700,000	Matador Resources Co., 5.875%, 9/15/2026	690,634
320,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	308,235
1,180,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	1,170,501
300,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	311,250
215,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	226,057
1,250,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	1,314,231
1,710,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	1,800,921
2,700,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	3,140,478
1,320,000	PDC Energy, Inc., 5.750%, 5/15/2026	1,284,954
590,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	558,665
355,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	347,304
430,000	Range Resources Corp., 4.875%, 5/15/2025	421,577
645,000	Range Resources Corp., 8.250%, 1/15/2029	679,775
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	9,625
350,000	SM Energy Co., 5.625%, 6/01/2025	339,359
210,000	SM Energy Co., 6.625%, 1/15/2027	201,738
430,000	SM Energy Co., 6.750%, 9/15/2026	421,684
360,000	Southwestern Energy Co., 5.375%, 2/01/2029	339,300
905,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	719,408
550,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	481,832

		25,656,037

	Industrial Other – 0.1%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	524,972

	Leisure – 3.3%
1,915,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,570,932
115,000	Carnival Corp., 9.875%, 8/01/2027, 144A	118,461
490,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	423,850
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	469,875
820,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	758,500
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,255
3,535,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,008,568
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	239,021

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Leisure – continued
$465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	$380,370
1,315,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	1,180,213
2,755,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,432,348
530,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	569,244
365,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	329,456
1,235,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	1,060,031
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	297,313

		12,842,437

	Lodging – 1.3%
70,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	59,063
1,030,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	879,630
1,130,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	1,003,649
450,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	383,063
1,160,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	1,005,945
1,835,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,570,399

		4,901,749

	Media Entertainment – 1.6%
185,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	135,278
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(e)	36,575
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(e)	5,313
1,700,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,343,000
1,050,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	926,625
1,090,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	792,975
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	930,835
35,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	35,558
90,000	Netflix, Inc., 6.375%, 5/15/2029	96,363
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	212,287
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	516,250
435,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	381,769
Principal Amount (‡)	Description	Value (†)

	Media Entertainment – continued
$455,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	$428,646
405,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	361,373

		6,202,847

	Metals & Mining – 2.4%
605,000	Arconic Corp., 6.000%, 5/15/2025, 144A	605,000
900,000	ATI, Inc., 4.875%, 10/01/2029	819,047
350,000	ATI, Inc., 5.875%, 12/01/2027	341,915
845,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	860,210
645,000	Commercial Metals Co., 4.125%, 1/15/2030	569,313
1,938,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,879,873
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,921,016
230,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	191,788
920,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	933,754
163,000	U.S. Steel Corp., 6.875%, 3/01/2029	163,000
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	140,692

		9,425,608

	Midstream – 4.7%
445,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	418,808
475,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	483,664
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,004,850
1,210,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	1,092,303
690,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	614,059
845,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	759,528
615,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	585,474
75,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	63,242
595,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	601,670
110,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	87,668
830,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	677,421
1,080,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	980,791
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	108,182
2,060,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	2,068,199

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	$203,438
700,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	655,375
1,080,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	964,548
430,000	Hess Midstream Operations LP, 5.125%, 6/15/2028, 144A	408,269
980,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	970,102
375,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	370,828
595,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	572,687
520,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	454,350
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	321,237
805,000	Targa Resources Corp., 5.200%, 7/01/2027	798,269
140,000	Targa Resources Corp., 6.125%, 3/15/2033	144,972
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	98,247
135,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	130,529
915,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	894,165
280,000	Western Midstream Operating LP, 3.350%, 2/01/2025	267,386
130,000	Western Midstream Operating LP, 4.500%, 3/01/2028	122,985
450,000	Western Midstream Operating LP, 4.750%, 8/15/2028	428,360
805,000	Western Midstream Operating LP, 5.300%, 3/01/2048	682,085
300,000	Western Midstream Operating LP, 5.500%, 2/01/2050	254,550
10,000	Western Midstream Operating LP, 6.150%, 4/01/2033	10,136

		18,298,377

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.942%, 5/10/2047, 144A(g)	535,034
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	91,509
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.156%, 8/10/2044, 144A(g)	119,085
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.156%, 8/10/2044, 144A(g)	$660,447
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.687%, 6/10/2047, 144A(g)	299,231
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.549%, 8/15/2046(g)	633,526
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.368%, 8/15/2046(g)	703,813
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030, 144A(g)	324,164
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.155%, 11/15/2027, 144A(b)	141,010
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	246,636
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	283,159
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.328%, 12/15/2045(g)	156,949
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.511%, 8/15/2046(g)	156,787

		4,351,350

	Oil Field Services – 0.9%
165,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	161,576
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	240,487
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	39,062
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	201,976
2,027,188	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,986,644
410,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	421,919
545,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	557,568
22,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	22,574

		3,631,806

	Other REITs – 0.2%
120,000	Service Properties Trust, 3.950%, 1/15/2028	93,644
470,000	Service Properties Trust, 4.350%, 10/01/2024	449,560
75,000	Service Properties Trust, 4.650%, 3/15/2024	73,125
60,000	Service Properties Trust, 4.750%, 10/01/2026	50,096

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Other REITs – continued
$215,000	Service Properties Trust, 4.950%, 2/15/2027	$182,000

		848,425

	Packaging – 0.2%
622,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(c)	476,225
360,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	364,016

		840,241

	Pharmaceuticals – 4.0%
3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,882,100
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	59,709
1,405,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	542,969
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	624,548
840,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	748,306
575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(e)	43,125
200,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	147,946
585,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	479,700
1,225,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	1,087,362
1,075,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	965,020
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	699,183
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	269,024
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	223,424
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	239,825
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,941,136
2,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,179,553
715,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	748,069
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	540,596

		15,421,595

	Property & Casualty Insurance – 0.8%
70,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	59,675
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance – continued
$780,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	$644,531
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.250%, 10/15/2027, 144A	58,220
840,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	743,400
525,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	444,008
370,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	219,243
1,920,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.052%, 1/15/2033, 144A(b)(h)(i)	192,000
700,000	USI, Inc., 6.875%, 5/01/2025, 144A	689,500

		3,050,577

	Refining – 0.4%
180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	185,323
70,000	Parkland Corp., 4.500%, 10/01/2029, 144A	62,198
1,385,000	Parkland Corp., 4.625%, 5/01/2030, 144A	1,231,265

		1,478,786

	Restaurants – 1.1%
70,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029, 144A	62,668
865,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	804,450
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,675,517
415,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	371,243
565,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	548,756
355,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	308,097
355,000	Yum! Brands, Inc., 3.625%, 3/15/2031	311,690

		4,082,421

	Retailers – 1.2%
850,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	773,500
650,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	581,750
715,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	682,825
235,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	211,849
520,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	364,000
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	441,269
1,180,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	988,445

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	$386,830

		4,430,468

	Supermarkets – 0.5%
65,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	61,165
1,919,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	1,855,836
155,000	Safeway, Inc., 7.250%, 2/01/2031	155,000

		2,072,001

	Technology – 6.4%
940,000	Block, Inc., 2.750%, 6/01/2026	857,059
1,105,000	Broadcom, Inc., 4.300%, 11/15/2032	1,018,083
730,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	660,190
420,000	Cloud Software Group Holdings, Inc., 6.500%, 3/31/2029, 144A	371,534
600,000	Coherent Corp., 5.000%, 12/15/2029, 144A	544,620
2,855,000	CommScope Technologies LLC, 5.000%, 3/15/2027	2,087,490
1,955,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,429,437
225,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	194,821
885,000	Elastic NV, 4.125%, 7/15/2029, 144A	755,569
1,675,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	1,145,633
1,460,000	Entegris Escrow Corp., 5.950%, 6/15/2030, 144A	1,415,178
340,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	302,626
65,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	58,345
775,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	779,030
965,000	Global Payments, Inc., 4.950%, 8/15/2027	953,300
1,160,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	593,601
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	309,359
1,385,000	Iron Mountain, Inc., 5.250%, 3/15/2028, 144A	1,319,351
1,950,000	Micron Technology, Inc., 6.750%, 11/01/2029	2,071,526
65,000	NCR Corp., 5.000%, 10/01/2028, 144A	57,133
795,000	NCR Corp., 5.125%, 4/15/2029, 144A	687,877
45,000	NCR Corp., 5.250%, 10/01/2030, 144A	36,737
561,000	NCR Corp., 5.750%, 9/01/2027, 144A	551,311
1,650,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	1,529,715
Principal Amount (‡)	Description	Value (†)

	Technology – continued
$55,000	Open Text Corp., 3.875%, 2/15/2028, 144A	$49,111
1,080,000	Open Text Corp., 3.875%, 12/01/2029, 144A	909,116
970,000	Open Text Corp., 6.900%, 12/01/2027, 144A	1,000,652
760,000	Oracle Corp., 2.950%, 5/15/2025	731,695
1,270,000	Oracle Corp., 4.500%, 5/06/2028	1,254,716
225,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	209,664
70,000	Seagate HDD Cayman, 4.091%, 6/01/2029	62,553
160,000	Seagate HDD Cayman, 4.875%, 6/01/2027	153,027
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032, 144A	34,292
300,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	262,500
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	113,895
345,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	334,753

		24,845,499

	Transportation Services – 0.5%
2,075,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	1,950,293

	Treasuries – 4.2%
16,765,000	U.S. Treasury Notes, 2.625%, 5/31/2027	16,074,753

	Wireless – 2.8%
655,000	Altice France SA, 5.125%, 1/15/2029, 144A	499,130
985,000	Altice France SA, 5.500%, 10/15/2029, 144A	753,186
445,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	372,955
615,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	492,615
600,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	531,738
1,475,000	SBA Communications Corp., 3.125%, 2/01/2029	1,283,161
705,000	SBA Communications Corp., 3.875%, 2/15/2027	665,544
3,500,000	SoftBank Group Corp., 4.625%, 7/06/2028	2,936,325
1,750,000	Sprint LLC, 7.125%, 6/15/2024	1,778,999
1,310,000	Sprint LLC, 7.625%, 2/15/2025	1,358,425

		10,672,078

	Wirelines – 1.6%
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	976,403
1,375,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	1,250,012
350,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	348,604
830,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	791,006

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$955,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	$528,039
245,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	138,229
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	134,856
1,550,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,403,401
1,000,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	772,930

		6,343,480

	Total Non-Convertible Bonds

	(Identified Cost $363,564,214)	328,901,214

Convertible Bonds – 4.4%

	Airlines – 0.5%
1,750,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,988,000

	Cable Satellite – 1.2%
9,080,000	DISH Network Corp., 3.375%, 8/15/2026	4,676,201
85,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(d)	44,927

		4,721,128

	Consumer Cyclical Services – 0.3%
1,310,000	Uber Technologies, Inc., Zero Coupon, 0.980%-5.030%, 12/15/2025(d)	1,150,652
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	100,002

		1,250,654

	Consumer Products – 0.0%
80,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	66,600

	Gaming – 0.1%
245,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	352,065

	Healthcare – 0.8%
390,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	505,266
3,355,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,587,688

		3,092,954

	Leisure – 0.2%
710,000	NCL Corp. Ltd., 1.125%, 2/15/2027	508,736

	Media Entertainment – 0.2%
670,000	Bilibili, Inc., 0.500%, 12/01/2026	583,220

	Pharmaceuticals – 0.9%
2,640,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,753,535
715,000	Livongo Health, Inc., 0.875%, 6/01/2025	635,313

		3,388,848

Principal Amount (‡)	Description	Value (†)

	Technology – 0.2%
$660,000	Unity Software, Inc., Zero Coupon, 0.000%-7.662%, 11/15/2026(d)	$511,170
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	91,630
305,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	270,078

		872,878

	Total Convertible Bonds

	(Identified Cost $22,159,653)	16,825,083

	Total Bonds and Notes

	(Identified Cost $385,723,867)	345,726,297

Senior Loans – 0.5%

	Independent Energy – 0.3%
1,247,000	Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 13.815%, 11/01/2025(b)(j)	1,320,785

	Leisure – 0.2%
229,419	Carnival Corp., 2021 Incremental Term Loan B, 10/18/2028(k)	223,755
89,773	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(b)(l)	87,556
83,691	Carnival Corp., USD Term Loan B, 6/30/2025(k)	82,415
330,459	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(b)(l)	325,420

		719,146

	Total Senior Loans

	(Identified Cost $1,970,701)	2,039,931

Collateralized Loan Obligations – 1.5%
920,000	AIG CLO LLC, Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.500%, 11.308%, 7/20/2034, 144A(b)	823,076
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.408%, 12/19/2032, 144A(b)	279,267
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.100%, 10.908%, 10/20/2034, 144A(b)	628,220
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.750%, 11.542%, 10/15/2034, 144A(b)	608,863
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.360%, 11.175%, 4/21/2034, 144A(b)	674,168
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.250%, 11.058%, 7/02/2035, 144A(b)	891,425

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 10.942%, 1/15/2035, 144A(b)	$442,590
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 10.842%, 10/15/2034, 144A(b)	649,249
285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.500%, 11.295%, 10/18/2034, 144A(b)	244,338
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.150%, 10.958%, 1/20/2035, 144A(b)	383,681

	Total Collateralized Loan Obligations

	(Identified Cost $6,347,577)	5,624,877

Shares

Common Stocks – 2.6%

	Aerospace & Defense – 0.1%
643	Lockheed Martin Corp.	303,965

	Air Freight & Logistics – 0.1%
1,422	United Parcel Service, Inc., Class B	275,854

	Beverages – 0.1%
4,315	Coca-Cola Co.	267,659

	Biotechnology – 0.1%
2,415	AbbVie, Inc.	384,878

	Capital Markets – 0.1%
159	BlackRock, Inc.	106,390
1,687	Morgan Stanley	148,119

		254,509

	Communications Equipment – 0.0%
2,076	Cisco Systems, Inc.	108,523

	Consumer Staples Distribution & Retail – 0.1%
193	Costco Wholesale Corp.	95,896
1,578	Walmart, Inc.	232,676

		328,572

	Containers & Packaging – 0.0%
703	Packaging Corp. of America	97,597

	Electric Utilities – 0.1%
1,372	Duke Energy Corp.	132,357
3,026	NextEra Energy, Inc.	233,244

		365,601

	Electrical Equipment – 0.0%
1,065	Emerson Electric Co.	92,804

	Ground Transportation – 0.0%
693	Union Pacific Corp.	139,473

	Health Care Equipment & Supplies – 0.1%
1,932	Abbott Laboratories	195,634

Shares	Description	Value (†)

	Health Care Providers & Services – 0.1%
410	Elevance Health, Inc.	$188,522
340	UnitedHealth Group, Inc.	160,681

		349,203

	Hotels, Restaurants & Leisure – 0.1%
2,700	Starbucks Corp.	281,151

	Household Products – 0.1%
2,346	Procter & Gamble Co.	348,827

	IT Services – 0.0%
494	Accenture PLC, Class A	141,190

	Life Sciences Tools & Services – 0.0%
248	Thermo Fisher Scientific, Inc.	142,940

	Machinery – 0.1%
405	Cummins, Inc.	96,746
580	Deere & Co.	239,471

		336,217

	Media – 0.2%
133,313	Altice USA, Inc., Class A(h)	455,931
7,318	Comcast Corp., Class A	277,425
27,529	iHeartMedia, Inc., Class A(h)	107,363

		840,719

	Metals & Mining – 0.0%
2,747	Newmont Corp.	134,658

	Oil, Gas & Consumable Fuels – 0.6%
50,400	Battalion Oil Corp.(h)	331,128
6,508	Canadian Natural Resources Ltd.	360,218
7,011	Devon Energy Corp.	354,827
4,440	Diamondback Energy, Inc.	600,155
3,135	EOG Resources, Inc.	359,365
1,761	Pioneer Natural Resources Co.	359,667
4,310	Williams Cos., Inc.	128,696

		2,494,056

	Pharmaceuticals – 0.1%
1,780	Bristol-Myers Squibb Co.	123,372
1,985	Johnson & Johnson	307,675
1,633	Merck & Co., Inc.	173,735

		604,782

	Professional Services – 0.0%
357	Clarivate PLC(h)	3,352

	Semiconductors & Semiconductor Equipment – 0.2%
482	Broadcom, Inc.	309,222
2,944	Microchip Technology, Inc.	246,648
2,155	QUALCOMM, Inc.	274,935

		830,805

	Software – 0.1%
1,101	Microsoft Corp.	317,418

	Specialized REITs – 0.1%
985	American Tower Corp.	201,275

	Specialty Retail – 0.0%
481	Home Depot, Inc.	141,953

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Technology Hardware, Storage & Peripherals – 0.1%
1,682	Apple, Inc.	$277,362
321	IQOR U.S., Inc.(h)	241

		277,603

	Total Common Stocks

	(Identified Cost $18,574,103)	10,261,218

Preferred Stocks – 0.9%

Convertible Preferred Stocks – 0.8%

	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	163,469

	Technology – 0.2%
21,447	Clarivate PLC, Series A, 5.250%	880,828

	Wireless – 0.5%
1,645	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	1,912,724

	Total Convertible Preferred Stocks

	(Identified Cost $3,424,147)	2,957,021

Non-Convertible Preferred Stocks – 0.1%

	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	372,563

	Other REITs – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	189,169

	Total Non-Convertible Preferred Stocks

	(Identified Cost $192,799)	561,732

	Total Preferred Stocks

	(Identified Cost $3,616,946)	3,518,753

Exchange-Traded Funds – 0.8%
41,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $3,599,734)	3,097,550

Principal Amount (‡)

Short-Term Investments – 2.9%
$11,143,026	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $11,144,976 on 4/03/2023 collateralized by $11,658,800 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $11,365,966 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,143,026)	11,143,026

	Total Investments – 98.6%

	(Identified Cost $430,975,954)	381,411,652

	Other assets less liabilities—1.4%	5,485,740

	Net Assets – 100.0%	$386,897,392

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(a)	Perpetual bond with no specified maturity date.

(b)	Variable rate security. Rate as of March 31, 2023 is disclosed.

(c)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in cash.

(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in principal.

(g)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(h)	Non-income producing security.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $219,304,031 or 56.7% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

EUR	Euro

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/21/2023	EUR	S	445,000	$473,480	$484,722	$(11,242)

Industry Summary at March 31, 2023 (Unaudited)

Cable Satellite	8.1%
Independent Energy	6.9
Technology	6.8
Pharmaceuticals	5.0
Midstream	4.8
Treasuries	4.2
Finance Companies	3.7
Leisure	3.7
Automotive	3.5
Consumer Cyclical Services	3.4
Wireless	3.3
Gaming	3.0
Metals & Mining	2.4
Banking	2.3
Building Materials	2.2
Healthcare	2.1
Financial Other	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	23.9
Short-Term Investments	2.9
Collateralized Loan Obligations	1.5
Exchange-Traded Funds	0.8

Total Investments	98.6
Other assets less liabilities (including forward foreign currency contracts)	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$476,279,721	$530,889,102	$202,797,264
Net unrealized depreciation	(44,774,663)	(57,006,352)	(21,450,404)

Investments at value	431,505,058	473,882,750	181,346,860
Cash	973	1,276,685	25
Due from brokers (Note 2)	440,000	2,899,111	1,334,000
Foreign currency at value (identified cost $0, $6,094,653 and $28,585, respectively)	—	6,120,967	28,882
Receivable for Fund shares sold	—	857,420	163,966
Receivable for securities sold	99,221	8,612,124	1,200,949
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	90,000	—
Dividends and interest receivable	3,576,084	3,555,628	265,101
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,084,804	—
Tax reclaims receivable	—	39,957	—
Receivable for variation margin on futures contracts (Note 2)	583,906	—	—
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	2,370
Prepaid expenses (Note 8)	442	453	436

TOTAL ASSETS	436,205,684	498,419,899	184,342,589

LIABILITIES
Payable for securities purchased	2,223,884	9,334,136	64,823
Payable for Fund shares redeemed	—	452,454	384,335
Unrealized depreciation on forward foreign currency contracts (Note 2)	26,854	1,611,547	10,415
Foreign taxes payable (Note 2)	—	2,553	—
Due to brokers (Note 2)	—	90,000	—
Payable for variation margin on futures contracts (Note 2)	—	13,848	—
Management fees payable (Note 6)	178,174	208,774	16,795
Deferred Trustees’ fees (Note 6)	274,393	389,213	134,198
Administrative fees payable (Note 6)	16,515	19,435	7,201
Payable to distributor (Note 6d)	—	4,017	2,243
Other accounts payable and accrued expenses	54,447	73,646	56,066

TOTAL LIABILITIES	2,774,267	12,199,623	676,076

NET ASSETS	$433,431,417	$486,220,276	$183,666,513

NET ASSETS CONSIST OF:
Paid-in capital	$476,980,981	$599,633,394	$232,946,895
Accumulated loss	(43,549,564)	(113,413,118)	(49,280,382)

NET ASSETS	$433,431,417	$486,220,276	$183,666,513

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$433,431,417	$248,285,752	$130,697,513

Shares of beneficial interest	37,725,327	17,415,829	13,155,034

Net asset value, offering and redemption price per share	$11.49	$14.26	$9.94

Retail Class:
Net assets	$—	$117,111,544	$35,763,345

Shares of beneficial interest	—	8,390,412	3,607,073

Net asset value, offering and redemption price per share	$—	$13.96	$9.91

Class N shares:
Net assets	$—	$120,822,980	$17,205,655

Shares of beneficial interest	—	8,445,810	1,730,215

Net asset value, offering and redemption price per share	$—	$14.31	$9.94

See accompanying notes to financial statements.

45  |

Statements of Assets and Liabilities – continued

March 31, 2023 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$430,975,954
Net unrealized depreciation	(49,564,302)

Investments at value	381,411,652
Cash	4,337,417
Due from brokers (Note 2)	350,000
Foreign currency at value (identified cost $12)	12
Receivable for securities sold	1,309,402
Dividends and interest receivable	5,095,100
Prepaid expenses (Note 8)	439

TOTAL ASSETS	392,504,022

LIABILITIES
Payable for securities purchased	5,160,454
Unrealized depreciation on forward foreign currency contracts (Note 2)	11,242
Management fees payable (Note 6)	167,009
Deferred Trustees’ fees (Note 6)	203,888
Administrative fees payable (Note 6)	12,900
Payable to distributor (Note 6d)	585
Other accounts payable and accrued expenses	50,552

TOTAL LIABILITIES	5,606,630

NET ASSETS	$386,897,392

NET ASSETS CONSIST OF:
Paid-in capital	$450,540,513
Accumulated loss	(63,643,121)

NET ASSETS	$386,897,392

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$386,897,392

Shares of beneficial interest	71,773,874

Net asset value, offering and redemption price per share	$5.39

See accompanying notes to financial statements.

|  46

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$8,515,428	$7,327,047	$1,815,580
Dividends	230,412	—	—
Less net foreign taxes withheld	(726)	(23,285)	—

	8,745,114	7,303,762	1,815,580

Expenses
Management fees (Note 6)	1,027,027	1,423,605	243,783
Service and distribution fees (Note 6)	—	148,379	43,841
Administrative fees (Note 6)	95,293	120,085	45,246
Trustees’ fees and expenses (Note 6)	27,522	34,268	17,245
Transfer agent fees and expenses (Notes 6 and 7)	2,384	195,026	94,020
Audit and tax services fees	30,341	29,172	24,612
Custodian fees and expenses	10,797	28,650	6,698
Legal fees (Note 8)	6,054	7,952	3,651
Registration fees	7,711	38,563	42,355
Shareholder reporting expenses	4,118	36,419	29,128
Miscellaneous expenses	32,420	34,098	29,393

Total expenses	1,243,667	2,096,217	579,972
Less waiver and/or expense reimbursement (Note 6)	—	(196,207)	(149,676)

Net expenses	1,243,667	1,900,010	430,296

Net investment income	7,501,447	5,403,752	1,385,284

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(866,506)	(19,472,711)	(12,460,328)
Futures contracts	(1,131,285)	(1,287,711)	(341,385)
Forward foreign currency contracts (Note 2d)	10,774	844,179	(85,150)
Foreign currency transactions (Note 2c)	(6,108)	354,023	87,967
Net change in unrealized appreciation (depreciation) on:
Investments	15,830,042	53,266,453	21,972,101
Futures contracts	3,183,591	1,166,246	(293,627)
Swap agreements	—	—	(24,530)
Forward foreign currency contracts (Note 2d)	(26,854)	(1,856,699)	(72,798)
Foreign currency translations (Note 2c)	5,240	490,756	85,707

Net realized and unrealized gain on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	16,998,894	33,504,536	8,867,957

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,500,341	$38,908,288	$10,253,241

See accompanying notes to financial statements.

47  |

Statements of Operations – continued

For the Six Months Ended March 31, 2023 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$9,965,942
Dividends	318,650
Less net foreign taxes withheld	(564)

10,284,028

Expenses
Management fees (Note 6)	968,108
Administrative fees (Note 6)	74,856
Trustees’ fees and expenses (Note 6)	22,842
Transfer agent fees and expenses (Notes 6 and 7)	14,271
Audit and tax services fees	28,063
Custodian fees and expenses	9,922
Legal fees (Note 8)	5,062
Registration fees	8,861
Shareholder reporting expenses	3,539
Miscellaneous expenses	29,778

Total expenses	1,165,302

Net investment income	9,118,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(7,286,421)
Swap agreements	217,876
Forward foreign currency contracts (Note 2d)	4,510
Foreign currency transactions (Note 2c)	(1,358)
Net change in unrealized appreciation (depreciation) on:
Investments	19,221,893
Swap agreements	(4,207)
Forward foreign currency contracts (Note 2d)	(11,242)
Foreign currency translations (Note 2c)	1,030

Net realized and unrealized gain on investments, swap agreements, forward foreign currency contracts and foreign currency transactions	12,142,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,260,807

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income	$7,501,447	$12,067,668	$5,403,752	$9,937,962
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,993,125)	(4,722,736)	(19,562,220)	(43,791,789)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	18,992,019	(71,187,395)	53,066,756	(115,973,259)

Net increase (decrease) in net assets resulting from operations	24,500,341	(63,842,463)	38,908,288	(149,827,086)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(6,051,005)	(30,083,728)	—	(15,886,291)
Retail Class	—	—	—	(6,461,573)
Class N	—	—	—	(8,245,710)

Total distributions	(6,051,005)	(30,083,728)	—	(30,593,574)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	15,283,714	(17,433,441)	(66,734,577)	(54,019,429)

Net increase (decrease) in net assets	33,733,050	(111,359,632)	(27,826,289)	(234,440,089)
NET ASSETS
Beginning of the period	399,698,367	511,057,999	514,046,565	748,486,654

End of the period	$433,431,417	$399,698,367	$486,220,276	$514,046,565

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income	$1,385,284	$16,681,384	$9,118,726	$16,303,353
Net realized loss on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(12,798,896)	(8,401,173)	(7,065,393)	(9,519,302)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	21,666,853	(45,113,913)	19,207,474	(58,567,337)

Net increase (decrease) in net assets resulting from operations	10,253,241	(36,833,702)	21,260,807	(51,783,286)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,548,256)	(19,933,500)	(15,201,101)	(20,772,904)
Retail Class	(354,874)	(3,466,542)	—	—
Class N	(186,634)	(954,553)	—	—

Total distributions	(2,089,764)	(24,354,595)	(15,201,101)	(20,772,904)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(45,390,006)	21,869,371	68,772,397	20,176,895

Net increase (decrease) in net assets	(37,226,529)	(39,318,926)	74,832,103	(52,379,295)
NET ASSETS
Beginning of the period	220,893,042	260,211,968	312,065,289	364,444,584

End of the period	$183,666,513	$220,893,042	$386,897,392	$312,065,289

See accompanying notes to financial statements.

|  50

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$10.99		$13.52	$13.17		$13.49	$13.40	$13.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.33	0.44		0.55	0.59	0.54
Net realized and unrealized gain (loss)	0.46		(2.06)	0.73		(0.31)	0.19	(0.35)

Total from Investment Operations	0.67		(1.73)	1.17		0.24	0.78	0.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.29)	(0.64)		(0.56)	(0.59)	(0.52)
Net realized capital gains	(0.06)		(0.51)	(0.18)		—	(0.10)	(0.23)

Total Distributions	(0.17)		(0.80)	(0.82)		(0.56)	(0.69)	(0.75)

Net asset value, end of the period	$11.49		$10.99	$13.52		$13.17	$13.49	$13.40

Total return	6.13	%(b)	(13.63)%	9.08%		1.78%	6.29%	1.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$433,431		$399,698	$511,058		$633,060	$776,812	$862,759
Net expenses	0.61	%(c)	0.58%	0.59%		0.58%	0.57%	0.57%
Gross expenses	0.61	%(c)	0.58%	0.59%		0.58%	0.57%	0.57%
Net investment income	3.65	%(c)	2.66%	3.27%		4.23%	4.51%	3.99%
Portfolio turnover rate	7%		36%	99	%(d)	29%	14%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.

51  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$13.22		$17.62		$18.33	$17.07	$16.16		$16.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.25		0.27	0.33	0.33		0.35
Net realized and unrealized gain (loss)	0.89		(3.93)		(0.07)	1.12	0.69		(0.66)

Total from Investment Operations	1.04		(3.68)		0.20	1.45	1.02		(0.31)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.38)		(0.35)	(0.08)	(0.05)		—
Net realized capital gains	—		(0.34)		(0.56)	(0.11)	(0.06)		(0.04)

Total Distributions	—		(0.72)		(0.91)	(0.19)	(0.11)		(0.04)

Net asset value, end of the period	$14.26		$13.22		$17.62	$18.33	$17.07		$16.16

Total return(b)	7.87	%(c)	(21.73)%		0.91%	8.57%	6.27%		(1.85)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$248,286		$258,963		$381,340	$375,501	$353,872		$450,376
Net expenses(d)	0.69	%(e)	0.70	%(f)	0.69%	0.69%	0.70	%(f)	0.72	%(g)
Gross expenses	0.78	%(e)	0.75	%(f)	0.75%	0.76%	0.76	%(f)	0.77%
Net investment income	2.13	%(e)	1.58%		1.47%	1.90%	2.00%		2.10%
Portfolio turnover rate	26%		103	%(h)	267%	273%	215%		218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.69%.
(h)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.

|  52

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$12.96		$17.29		$18.00	$16.76	$15.86		$16.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.21		0.22	0.28	0.28		0.30
Net realized and unrealized gain (loss)	0.87		(3.87)		(0.07)	1.10	0.68		(0.64)

Total from Investment Operations	1.00		(3.66)		0.15	1.38	0.96		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.33)		(0.30)	(0.03)	(0.00	)(b)	—
Net realized capital gains	—		(0.34)		(0.56)	(0.11)	(0.06)		(0.04)

Total Distributions	—		(0.67)		(0.86)	(0.14)	(0.06)		(0.04)

Net asset value, end of the period	$13.96		$12.96		$17.29	$18.00	$16.76		$15.86

Total return(c)	7.72	%(d)	(21.96)%		0.67%	8.32%	6.08%		(2.12)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$117,112		$117,540		$171,318	$178,887	$207,251		$247,119
Net expenses(e)	0.94	%(f)	0.95	%(g)	0.94%	0.94%	0.95	%(g)	0.97	%(h)
Gross expenses	1.03	%(f)	1.00	%(g)	1.00%	1.01%	1.01	%(g)	1.02%
Net investment income	1.89	%(f)	1.33%		1.22%	1.65%	1.75%		1.85%
Portfolio turnover rate	26%		103	%(i)	267%	273%	215%		218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.94%.
(i)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.

53  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$13.26		$17.68		$18.39	$17.12	$16.21		$16.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.26		0.27	0.33	0.34		0.36
Net realized and unrealized gain (loss)	0.90		(3.95)		(0.07)	1.14	0.69		(0.66)

Total from Investment Operations	1.05		(3.69)		0.20	1.47	1.03		(0.30)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.39)		(0.35)	(0.09)	(0.06)		—
Net realized capital gains	—		(0.34)		(0.56)	(0.11)	(0.06)		(0.04)

Total Distributions	—		(0.73)		(0.91)	(0.20)	(0.12)		(0.04)

Net asset value, end of the period	$14.31		$13.26		$17.68	$18.39	$17.12		$16.21

Total return(b)	7.92	%(c)	(21.73)%		0.95%	8.66%	6.31%		(1.78)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$120,823		$137,544		$195,829	$157,341	$246,394		$276,690
Net expenses(d)	0.64	%(e)	0.65	%(f)	0.64%	0.64%	0.65	%(f)	0.67	%(g)
Gross expenses	0.68	%(e)	0.66	%(f)	0.66%	0.66%	0.66	%(f)	0.68%
Net investment income	2.18	%(e)	1.63%		1.51%	1.93%	2.06%		2.15%
Portfolio turnover rate	26%		103	%(h)	267%	273%	215%		218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.64%.
(h)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.

|  54

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.53		$11.94	$11.78	$10.59	$10.13	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.66	0.44	0.11	0.20	0.30
Net realized and unrealized gain (loss)	0.45		(2.09)	0.18	1.18	0.48	(0.25)

Total from Investment Operations	0.52		(1.43)	0.62	1.29	0.68	0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.84)	(0.46)	(0.10)	(0.22)	(0.33)
Net realized capital gains	—		(0.14)	—	—	—	—

Total Distributions	(0.11)		(0.98)	(0.46)	(0.10)	(0.22)	(0.33)

Net asset value, end of the period	$9.94		$9.53	$11.94	$11.78	$10.59	$10.13

Total return(b)	5.46	%(c)	(12.55)%	5.33%	12.20%	6.73%	0.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$130,698		$176,873	$217,863	$116,549	$24,076	$25,914
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.56	%(e)	0.49%	0.52%	0.70%	0.96%	0.94%
Net investment income	1.41	%(e)	5.90%	3.65%	1.00%	1.92%	2.90%
Portfolio turnover rate	24%		107%	57%	82%	246%	324%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

55  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.51		$11.92	$11.77	$10.57	$10.11	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.62	0.45	0.10	0.18	0.28
Net realized and unrealized gain (loss)	0.44		(2.07)	0.14	1.17	0.47	(0.26)

Total from Investment Operations	0.50		(1.45)	0.59	1.27	0.65	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.82)	(0.44)	(0.07)	(0.19)	(0.30)
Net realized capital gains	—		(0.14)	—	—	—	—

Total Distributions	(0.10)		(0.96)	(0.44)	(0.07)	(0.19)	(0.30)

Net asset value, end of the period	$9.91		$9.51	$11.92	$11.77	$10.57	$10.11

Total return(b)	5.24	%(c)	(12.79)%	5.04%	12.09%	6.47%	0.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,763		$31,496	$33,949	$7,805	$1,076	$967
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.81	%(e)	0.74%	0.77%	0.95%	1.21%	1.19%
Net investment income	1.32	%(e)	5.50%	3.76%	0.91%	1.77%	2.69%
Portfolio turnover rate	24%		107%	57%	82%	246%	324%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.54		$11.95	$11.79	$10.59	$10.13	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.70	0.49	0.10	0.21	0.32
Net realized and unrealized gain (loss)	0.43		(2.12)	0.14	1.20	0.47	(0.26)

Total from Investment Operations	0.51		(1.42)	0.63	1.30	0.68	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.85)	(0.47)	(0.10)	(0.22)	(0.34)
Net realized capital gains	—		(0.14)	—	—	—	—

Total Distributions	(0.11)		(0.99)	(0.47)	(0.10)	(0.22)	(0.34)

Net asset value, end of the period	$9.94		$9.54	$11.95	$11.79	$10.59	$10.13

Total return(b)	5.37	%(c)	(12.49)%	5.37%	12.33%	6.78%	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,206		$12,523	$8,401	$3,291	$1,779	$1,704
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.47	%(e)	0.41%	0.46%	0.68%	0.91%	0.87%
Net investment income	1.73	%(e)	6.26%	4.06%	0.90%	2.09%	3.09%
Portfolio turnover rate	24%		107%	57%	82%	246%	324%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$5.31		$6.56	$5.99		$6.44	$6.90	$7.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.28	0.26		0.29	0.34	0.36
Net realized and unrealized gain (loss)	0.19		(1.15)	0.63		(0.32)	(0.35)	(0.07)

Total from Investment Operations	0.34		(0.87)	0.89		(0.03)	(0.01)	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.23)	(0.32)		(0.37)	(0.37)	(0.38)
Net realized capital gains	—		(0.15)	—		(0.05)	(0.08)	(0.02)

Total Distributions	(0.26)		(0.38)	(0.32)		(0.42)	(0.45)	(0.40)

Net asset value, end of the period	$5.39		$5.31	$6.56		$5.99	$6.44	$6.90

Total return	6.50	%(b)	(14.06)%	15.16%		(0.67)%	0.20%	4.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$386,897		$312,065	$364,445		$516,815	$572,393	$672,775
Net expenses	0.72	%(c)	0.69%	0.70%		0.69%	0.68%	0.68%
Gross expenses	0.72	%(c)	0.69%	0.70%		0.69%	0.68%	0.68%
Net investment income	5.65	%(c)	4.70%	4.07%		4.84%	5.33%	5.26%
Portfolio turnover rate	18%		65%	105	%(d)	25%	23%	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)

Loomis Sayles Global Bond Fund (“Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

g.  Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

h.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark-to-market, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$11,271,018	$18,812,710	$30,083,728
Global Bond Fund	21,919,363	8,674,211	30,593,574
Inflation Protected Securities Fund	22,470,195	1,884,400	24,354,595
Institutional High Income Fund	20,772,904	—	20,772,904

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(6,561,469)	$(6,521,949)	$(728,943)
Long-term:
No expiration date	—	(11,794,390)	(3,373,544)	(5,865,653)

Total capital loss carryforward	$—	$(18,355,859)	$(9,895,493)	$(6,594,596)

Late-year ordinary and post-October capital loss deferrals*	$—	$(17,933,168)	$—	$—

* Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

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As of March 31, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$477,082,895	$534,403,957	$205,038,800	$431,911,164

Gross tax appreciation	$6,670,859	$7,877,261	$261,778	$4,416,453
Gross tax depreciation	(50,231,219)	(68,048,673)	(23,988,663)	(54,927,207)

Net tax depreciation	$(43,560,360)	$(60,171,412)	$(23,726,885)	$(50,510,754)

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Collateralized Loan Obligations. A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

o.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Fixed Income Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts and centrally cleared swaps agreements. The due from brokers balance in the Statements of Assets and Liabilities for Institutional High Income Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

p.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q.  New Accounting Pronouncement. In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. In December 2022, the Financial Accounting Standards Board issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Whole Business	$—	$2,826,644	$794,168	$3,620,812
Property & Casualty Insurance	—	892,398	163,000	1,055,398
All Other Non-Convertible Bonds(a)	—	355,830,228	—	355,830,228

Total Non-Convertible Bonds	—	359,549,270	957,168	360,506,438

Convertible Bonds(a)	—	14,758,115	—	14,758,115
Municipals(a)	—	3,582,318	—	3,582,318

Total Bonds and Notes	—	377,889,703	957,168	378,846,871

Senior Loans(a)	—	2,251,879	—	2,251,879
Collateralized Loan Obligations	—	15,976,691	—	15,976,691
Common Stocks(a)	7,155,784	—	—	7,155,784
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,642,966	—	1,642,966
All Other Convertible Preferred Stocks(a)	2,851,645	—	—	2,851,645

Total Preferred Stocks	2,851,645	1,642,966	—	4,494,611

Short-Term Investments	—	22,779,222	—	22,779,222

Total Investments	10,007,429	420,540,461	957,168	431,505,058

Futures Contracts (unrealized appreciation)	2,059,243	—	—	2,059,243

Total	$12,066,672	$420,540,461	$957,168	$433,564,301

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(26,854)	$—	$(26,854)
Futures Contracts (unrealized depreciation)	(14,912)	—	—	(14,912)

Total	$(14,912)	$(26,854)	$—	$(41,766)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$465,063,543	$—	$465,063,543
Short-Term Investments	—	8,819,207	—	8,819,207

Total Investments	—	473,882,750	—	473,882,750

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,084,804	—	1,084,804
Futures Contracts (unrealized appreciation)	1,424,996	—	—	1,424,996

Total	$1,424,996	$474,967,554	$—	$476,392,550

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,611,547)	$—	$(1,611,547)
Futures Contracts (unrealized depreciation)	(548,458)	—	—	(548,458)

Total	$(548,458)	$(1,611,547)	$—	$(2,160,005)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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March 31, 2023 (Unaudited)

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$181,310,046	$—	$181,310,046
Short-Term Investments	—	36,814	—	36,814

Total Investments	$—	$181,346,860	$—	$181,346,860

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	$—	$(24,530)	$—	$(24,530)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(10,415)	—	(10,415)

Total	$—	$(34,945)	$—	$(34,945)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$—	$2,858,577	$192,000	$3,050,577
All Other Non-Convertible Bonds(a)	—	325,850,637	—	325,850,637

Total Non-Convertible Bonds	—	328,709,214	192,000	328,901,214

Convertible Bonds(a)	—	16,825,083	—	16,825,083

Total Bonds and Notes	—	345,534,297	192,000	345,726,297

Senior Loans(a)	—	2,039,931	—	2,039,931
Collateralized Loan Obligations	—	5,624,877	—	5,624,877
Common Stocks
Technology Hardware, Storage & Peripherals	277,362	241	—	277,603
All Other Common Stocks(a)	9,983,615	—	—	9,983,615

Total Common Stocks	10,260,977	241	—	10,261,218

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,912,724	—	1,912,724
All Other Convertible Preferred Stocks(a)	1,044,297	—	—	1,044,297

Total Convertible Preferred Stocks	1,044,297	1,912,724	—	2,957,021

Non-Convertible Preferred Stocks
Home Construction	372,563	—	—	372,563
Other REITs	—	189,169	—	189,169

Total Non-Convertible Preferred Stocks	372,563	189,169	—	561,732

Total Preferred Stocks	1,416,860	2,101,893	—	3,518,753

Exchange-Traded Funds	3,097,550	—	—	3,097,550
Short-Term Investments	—	11,143,026	—	11,143,026

Total Investments	$14,775,387	$366,444,265	$192,000	$381,411,652

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,242)	$—	$(11,242)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or March 31, 2023:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Whole Business	$—	$—	$—	$9,168	$785,000	$—	$—	$—	$794,168	$9,168
Property & Casualty Insurance	199,675	4,672	—	(41,347)	—	—	—	—	163,000	(41,347)

Total	$199,675	$4,672	$—	$(32,179)	$785,000	$—	$—	$—	$957,168	$(32,179)

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$30,800	$—	$—	$—	$—	$—	$—	$(30,800)	$—	$—
Property & Casualty Insurance	235,200	7,007	—	(50,207)	—	—	—	—	192,000	(50,207)

Total	$266,000	$7,007	$—	$(50,207)	$—	$—	$—	$(30,800)	$192,000	$(50,207)

A debt security valued at $30,800 was transferred from Level 3 to Level 2 during the period ended March 31, 2023. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service was unable to price the security. At March 31, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2023, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2023, Fixed Income Fund, Global Bond Fund and Inflation Protected Securities used futures contracts to manage duration. Inflation Protected Securities Fund also used futures contracts and interest rate swap agreements for hedging purposes.

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The Funds are subject to the risk that companies in which the Funds invest will fail financially or otherwise be unwilling or unable to meet their obligations to the Funds. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended March 31, 2023, Institutional High Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets		Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts		$2,059,243

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(26,854)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(14,912)

Total liability derivatives	$(26,854)	$(14,912)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(1,131,285)
Foreign exchange contracts	10,774	—

Total	$10,774	$(1,131,285)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$3,183,591
Foreign exchange contracts	(26,854)	—

Total	$(26,854)	$3,183,591

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March 31, 2023 (Unaudited)

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$1,084,804	$—
Exchange-traded asset derivatives
Interest rate contracts	—	1,424,996

Total asset derivatives	$1,084,804	$1,424,996

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,611,547)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(548,458)

Total liability derivatives	$(1,611,547)	$(548,458)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(1,287,711)
Foreign exchange contracts	844,179	—

Total	$844,179	$(1,287,711)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$1,166,246
Foreign exchange contracts	(1,856,699)	—

Total	$(1,856,699)	$1,166,246

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts	Swap agreements at Value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(10,415)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(24,530)

Total liability derivatives	$(10,415)	$(24,530)

1 Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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March 31, 2023 (Unaudited)

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(341,385)
Foreign exchange contracts	(85,150)	—

Total	$(85,150)	$(341,385)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Future contracts	Swap agreement
Interest rate contracts	$—	$(293,627)	$(24,530)
Foreign exchange contracts	(72,798)	—	—

Total	$(72,798)	$(293,627)	$(24,530)

The following is a summary of derivative instruments for Institutional High Income Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(11,242)

Transactions in derivative instruments for Institutional High Income Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Swap agreements
Credit contracts	$—	$217,876
Foreign exchange contracts	4,510	—

Total	$4,510	$217,876

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Swap agreements
Credit contracts	$—	$(4,207)
Foreign exchange contracts	(11,242)	—

Total	$(11,242)	$(4,207)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund, Inflation Protected Securities Fund and Institutional High Income Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2023:

Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.04%	11.99%
Highest Notional Amount Outstanding	0.27%	25.40%
Lowest Notional Amount Outstanding	0.00%	7.56%
Notional Amount Outstanding as of March 31, 2023	0.27%	25.40%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	29.43%	19.38%
Highest Notional Amount Outstanding	33.68%	20.51%
Lowest Notional Amount Outstanding	25.65%	16.45%
Notional Amount Outstanding as of March 31, 2023	31.29%	19.52%

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

Inflation Protected Securities Fund	Forwards	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	1.16%	1.98%	2.85%
Highest Notional Amount Outstanding	1.72%	2.79%	7.07%
Lowest Notional Amount Outstanding	0.46%	0.00%	0.00%
Notional Amount Outstanding as of March 31, 2023	0.46%	0.00%	7.05%

Institutional High Income Fund	Forwards	Credit Default Swaps
Average Notional Amount Outstanding	0.02%	0.54%
Highest Notional Amount Outstanding	0.13%	0.98%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of March 31, 2023	0.13%	0.00%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2023, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Fixed Income Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(26,854)	$—	$(26,854)	$—	$(26,854)
Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$38,828	$(38,828)	$—	$—	$—
Barclays Bank PLC	2,533	—	2,533	—	2,533
BNP Paribas SA	34,314	(147)	34,167	—	34,167
HSBC Bank USA N.A.	160,211	(3,510)	156,701	(90,000)	66,701
Morgan Stanley Capital Services LLC	516,117	(447,015)	69,102	—	69,102
Standard Chartered Bank	593	(593)	—	—	—
UBS AG	332,208	(332,208)	—	—	—

	$1,084,804	$(822,301)	$262,503	$(90,000)	$172,503

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Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(182,859)	$38,828	$(144,031)	$—	$(144,031)
BNP Paribas SA	(147)	147	—	—	—
Citibank N.A.	(136,542)	—	(136,542)	130,000	(6,542)
HSBC Bank USA N.A.	(3,510)	3,510	—	—	—
Morgan Stanley Capital Services LLC	(447,015)	447,015	—	—	—
Standard Chartered Bank	(423,600)	593	(423,007)	310,000	(113,007)
UBS AG	(417,874)	332,208	(85,666)	—	(85,666)

	$(1,611,547)	$822,301	$(789,246)	$440,000	$(349,246)

Inflation Protected Securities Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(10,415)	$—	$(10,415)	$—	$(10,415)

Institutional High Income Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(11,242)	$—	$(11,242)	$—	$(11,242)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$—	$2,590,110	$45,021,378	$23,639,653
Global Bond Fund	41,379,516	57,500,325	81,555,401	96,057,724
Inflation Protected Securities Fund	22,890,076	66,142,675	22,352,160	26,789,703
Institutional High Income Fund	—	—	114,512,863	57,017,379

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

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Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2023, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$1,027,027	$—	$1,027,027	0.50%	0.50%
Global Bond Fund	1,423,605	196,207	1,227,398	0.55%	0.47%
Inflation Protected Securities Fund	243,783	148,283	95,500	0.25%	0.10%
Institutional High Income Fund	968,108	—	968,108	0.60%	0.60%

1 Management fee waiver is subject to possible recovery until September 30, 2024.

No expenses were recovered for any of the Funds during the six months ended March 31, 2023 under the terms of the expense limitation agreements.

b.  Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in

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March 31, 2023 (Unaudited)

connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2023, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$148,379
Inflation Protected Securities Fund	43,841

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fee
Fixed Income Fund	$95,293
Global Bond Fund	120,085
Inflation Protected Securities Fund	45,246
Institutional High Income Fund	74,856

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$169,651
Inflation Protected Securities Fund	81,158
Institutional High Income Fund	11,668

As of March 31, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$4,017
Inflation Protected Securities Fund	2,243
Institutional High Income Fund	585

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of

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Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of March 31, 2023, the percentage of each Fund’s net assets owned by affiliates is as follows:

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	4.08%
Loomis Sayles Non- Qualified Retirement Plans	4.44%
Natixis Sustainable Future 2015 Fund	0.47%
Natixis Sustainable Future 2020 Fund	0.26%
Natixis Sustainable Future 2025 Fund	0.34%
Natixis Sustainable Future 2030 Fund	0.43%
Natixis Sustainable Future 2035 Fund	0.41%
Natixis Sustainable Future 2040 Fund	0.31%
Natixis Sustainable Future 2045 Fund	0.21%
Natixis Sustainable Future 2050 Fund	0.08%
Natixis Sustainable Future 2055 Fund	Less than 0.1%

11.03%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	4.92%
Loomis Sayles Non- Qualified Retirement Plans	5.87%
Loomis Sayles Employees	6.91%

17.70%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2023, Natixis Advisors reimbursed the Fund $1,393 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

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For the six months ended March 31, 2023, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$132,360	$60,065	$2,601
Inflation Protected Securities Fund	74,674	17,953	1,393

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2023, none of the Funds had borrowings under this agreement.

9.   Risk. Certain Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	6	53.73%	—	53.73%
Global Bond Fund	1	5.64%	—	5.64%
Inflation Protected Securities Fund	2	16.85%	11.03%	27.88%
Institutional High Income Fund	4	50.09%	17.70%	67.79%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,302,215	$25,935,000	2,605,768	$32,281,330
Issued in connection with the reinvestment of distributions	531,633	5,975,548	2,333,029	29,722,796
Redeemed	(1,479,703)	(16,626,834)	(6,362,131)	(79,437,567)

Net change	1,354,145	$15,283,714	(1,423,334)	$(17,433,441)

Increase (decrease) from capital share transactions	1,354,145	$15,283,714	(1,423,334)	$(17,433,441)

	Global Bond Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,819,078	$25,241,761	4,447,369	$71,156,433
Issued in connection with the reinvestment of distributions	—	—	902,143	15,110,903
Redeemed	(3,997,957)	(55,838,805)	(7,391,340)	(116,101,764)

Net change	(2,178,879)	$(30,597,044)	(2,041,828)	$(29,834,428)

Retail Class
Issued from the sale of shares	711,427	$9,575,731	1,228,258	$19,044,087
Issued in connection with the reinvestment of distributions	—	—	383,679	6,311,520
Redeemed	(1,393,744)	(18,838,861)	(2,449,024)	(38,312,560)

Net change	(682,317)	$(9,263,130)	(837,087)	$(12,956,953)

Class N
Issued from the sale of shares	797,366	$11,120,936	2,833,108	$43,699,498
Issued in connection with the reinvestment of distributions	—	—	472,290	7,934,482
Redeemed	(2,725,948)	(37,995,339)	(4,007,619)	(62,862,028)

Net change	(1,928,582)	$(26,874,403)	(702,221)	$(11,228,048)

Decrease from capital share transactions	(4,789,778)	$(66,734,577)	(3,581,136)	$(54,019,429)

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,761,372	$17,145,047	15,214,922	$175,070,093
Issued in connection with the reinvestment of distributions	157,040	1,537,938	1,844,768	19,744,333
Redeemed	(7,328,617)	(70,991,514)	(16,738,225)	(185,873,673)

Net change	(5,410,205)	$(52,308,529)	321,465	$8,940,753

Retail Class
Issued from the sale of shares	741,642	$7,162,486	2,407,076	$28,500,810
Issued in connection with the reinvestment of distributions	36,266	354,440	323,729	3,461,976
Redeemed	(483,313)	(4,695,758)	(2,266,276)	(25,607,484)

Net change	294,595	$2,821,168	464,529	$6,355,302

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11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	678,036	$6,639,464	836,792	$9,115,939
Issued in connection with the reinvestment of distributions	18,901	185,281	90,934	954,553
Redeemed	(280,100)	(2,727,390)	(317,230)	(3,497,176)

Net change	416,837	$4,097,355	610,496	$6,573,316

Increase (decrease) from capital share transactions	(4,698,773)	$(45,390,006)	1,396,490	$21,869,371

	Institutional High Income Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	11,652,723	$61,788,985	5,056,311	$30,488,164
Issued in connection with the reinvestment of distributions	2,289,111	12,155,178	2,642,067	16,327,976
Redeemed	(951,120)	(5,171,766)	(4,445,781)	(26,639,245)

Net change	12,990,714	$68,772,397	3,252,597	$20,176,895

Increase from capital share transactions	12,990,714	$68,772,397	3,252,597	$20,176,895

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2023

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	34

Notes to Financial Statements	38

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSIOX

Brian P. Kennedy

Elaine M. Stokes

Todd P. Vandam, CFA®

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2023

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	7.01%	-5.69%	2.62%	4.15%	0.00%	0.00%

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[1]	7.89	-3.34	3.21	4.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol

Ian Anderson	Institutional Class	LSSAX

Stephen M. LaPlante, CFA®

Alessandro Pagani, CFA®

Barath W. Sankaran, CFA®

Jennifer M. Thomas

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2023

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	4.15%	-4.25%	1.08%	1.92%	0.00%	0.00%

Comparative Performance
Bloomberg U.S. Securitized Bond Index[1]	4.58	-4.73	0.30	1.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, LLC (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2022 through March 31, 2023.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

3  |

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,070.10	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,041.50	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*  Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 88.7% of Net Assets

Non-Convertible Bonds – 84.4%

	ABS Car Loan – 0.6%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	$269,337
325,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	319,816
260,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	265,662
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	276,223
150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	147,815

		1,278,853

	ABS Home Equity – 0.3%
89,926	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD LIBOR + 0.660%, 5.421%, 9/19/2045(a)	54,958
485,407	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	483,209

		538,167

	Aerospace & Defense – 1.8%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	301,864
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,339,806
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	64,776
925,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	783,938
10,000	TransDigm, Inc., 5.500%, 11/15/2027	9,429
470,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	470,428
625,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	631,250

		3,601,491

	Airlines – 1.2%
295,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	293,673
2,235,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,143,892

		2,437,565

	Automotive – 3.1%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	42,510
55,000	Ford Motor Co., 3.250%, 2/12/2032	43,228
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,524,545
800,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	749,832
Principal Amount	Description	Value (†)

	Automotive – continued
$200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	$189,600
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	379,500
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	655,480
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	407,755
350,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	301,227
320,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	321,469
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	157,000
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	185,197
445,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	385,139
600,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027, 144A	566,073
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	103,505
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	85,500

		6,097,560

	Banking – 2.4%
255,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	302,150
250,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	222,551
785,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	758,620
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	514,940
685,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	495,603
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	149,158
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,003,276
650,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	615,866
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	790,814

		4,852,978

	Brokerage – 0.2%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	111,073

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Brokerage – continued
$140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	$78,400
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	245,511

		434,984

	Building Materials – 2.6%
300,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	293,951
265,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	230,918
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	291,688
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,624,572
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	286,544
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	189,186
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	111,392
485,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	384,419
195,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	180,862
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	302,306
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	215,475
410,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	279,437
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	238,609
225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	195,750
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	94,500
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	209,572

		5,129,181

	Cable Satellite – 7.8%
665,000	Altice Financing SA, 5.000%, 1/15/2028, 144A	540,778
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	82,088
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	241,752
2,155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,867,081
1,615,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	1,489,837
1,050,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	992,250
Principal Amount	Description	Value (†)

	Cable Satellite – continued
$95,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	$92,388
55,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/2025	54,451
200,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	138,330
6,090,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,002,979
585,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	296,235
400,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	210,610
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	232,544
1,250,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,132,125
2,040,000	DISH DBS Corp., 5.125%, 6/01/2029	1,086,300
705,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	562,516
320,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	238,800
175,000	DISH DBS Corp., 7.375%, 7/01/2028	99,866
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	894,300
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	196,800
600,000	Telenet Finance Luxembourg Notes Sarl, 5.500%, 3/01/2028, 144A	555,372
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	141,893
690,000	UPC Broadband Finco BV, 4.875%, 7/15/2031, 144A	596,664
260,000	Viasat, Inc., 6.500%, 7/15/2028, 144A	192,071
235,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	218,842
305,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	281,396

		15,438,268

	Chemicals – 0.8%
25,000	Ashland LLC, 3.375%, 9/01/2031, 144A	20,436
330,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	263,688
25,000	Chemours Co., 4.625%, 11/15/2029, 144A	20,621
175,000	Chemours Co., 5.375%, 5/15/2027	162,094
150,000	Consolidated Energy Finance SA, 5.625%, 10/15/2028, 144A	129,030
805,000	Hercules LLC, 6.500%, 6/30/2029	759,219
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	181,249
10,000	WR Grace Holdings LLC, 5.625%, 8/15/2029, 144A	8,475

		1,544,812

	Consumer Cyclical Services – 3.3%
1,120,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	998,805

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – continued
$260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	$197,532
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	90,750
70,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	56,964
210,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	198,923
25,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027, 144A	22,406
90,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	65,599
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	407,911
760,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	692,550
715,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	713,212
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,113,599
1,845,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,891,549

		6,449,800

	Consumer Products – 1.1%
240,000	Coty, Inc., 5.000%, 4/15/2026, 144A	231,562
50,000	Coty, Inc., 6.500%, 4/15/2026, 144A	49,753
540,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	504,219
460,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	404,225
410,000	Mattel, Inc., 3.750%, 4/01/2029, 144A	368,375
510,000	Newell Brands, Inc., 4.700%, 4/01/2026	490,875
140,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	118,662

		2,167,671

	Diversified Manufacturing – 0.3%
215,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	222,142
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	220,163
290,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	241,109

		683,414

	Electric – 1.5%
1,235,000	Calpine Corp., 4.500%, 2/15/2028, 144A	1,145,609
130,000	Calpine Corp., 5.250%, 6/01/2026, 144A	126,737
25,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	21,563
190,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	152,000
Principal Amount	Description	Value (†)

	Electric – continued
$105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	$97,478
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	132,392
320,000	PG&E Corp., 5.000%, 7/01/2028	302,000
70,000	PG&E Corp., 5.250%, 7/01/2030	64,981
750,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	724,179
250,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	243,980

		3,010,919

	Environmental – 0.6%
170,000	Clean Harbors, Inc., 6.375%, 2/01/2031, 144A	173,443
610,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	542,742
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	481,542

		1,197,727

	Finance Companies – 3.6%
155,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	113,088
295,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	170,363
331,600	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	299,216
255,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	222,262
1,015,000	Navient Corp., 4.875%, 3/15/2028	853,869
620,000	Navient Corp., 5.000%, 3/15/2027	546,155
300,000	OneMain Finance Corp., 3.500%, 1/15/2027	251,778
300,000	OneMain Finance Corp., 4.000%, 9/15/2030	225,000
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	951,677
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	362,250
910,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	814,450
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	309,078
925,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	766,955
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,305,883

		7,192,024

	Financial Other – 2.0%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	186,424
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	42,472

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Financial Other – continued
$205,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	$51,420
44,014	CFLD Cayman Investment Ltd., Zero coupon, 1.841%- 13.124%, 1/31/2031, 144A(e)	4,559
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	41,040
353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	64,466
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(f)	37,754
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	15,492
200,000	China Evergrande Group, 9.500%, 4/11/2022(f)	15,288
432,044	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(g)	100,982
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	20,790
1,435,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,346,475
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	49,580
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	50,028
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	49,492
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	76,104
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	55,257
220,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	169,053
445,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	345,170
685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	621,637
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	30,783
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	30,062
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	29,404
605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(f)	144,474
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(f)	47,976
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	30,855
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	94,639
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	72,658
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	19,262
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	63,189
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	16,525

		3,923,310

Principal Amount	Description	Value (†)

	Food & Beverage – 1.2%
$80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	$75,717
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	311,349
275,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	209,000
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	291,841
340,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	332,391
555,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	497,418
15,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	14,637
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	211,284
425,000	U.S. Foods, Inc., 4.750%, 2/15/2029, 144A	392,594

		2,336,231

	Gaming – 3.3%
370,000	Boyd Gaming Corp., 4.750%, 12/01/2027	354,867
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	317,870
630,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	513,450
205,000	Sands China Ltd., 3.350%, 3/08/2029	170,269
1,070,000	Sands China Ltd., 4.875%, 6/18/2030	947,079
525,000	Sands China Ltd., 5.900%, 8/08/2028	498,409
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	856,350
775,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	776,496
560,000	VICI Properties LP, 4.375%, 5/15/2025	542,111
170,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	158,613
195,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	183,428
165,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	159,524
145,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	143,732
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	237,510
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	352,966
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	381,511

		6,594,185

	Government Owned – No Guarantee – 0.2%
365,000	Petroleos Mexicanos, 5.950%, 1/28/2031	279,335
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	207,830

		487,165

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Health Insurance – 0.3%
$675,000	Centene Corp., 2.450%, 7/15/2028	$587,250
115,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	96,646

		683,896

	Healthcare – 2.0%
305,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	258,739
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	214,200
940,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	737,383
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	481,137
340,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	363,265
210,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	203,851
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	412,644
405,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	351,337
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	140,138
210,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	193,696
225,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	216,011
215,000	Tenet Healthcare Corp., 6.250%, 2/01/2027	211,429
190,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	169,182

		3,953,012

	Home Construction – 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	192,310
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(h)	—

		192,310

	Independent Energy – 7.2%
25,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	23,256
10,000	Apache Corp., 4.375%, 10/15/2028	9,331
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	623,457
625,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	640,012
210,000	California Resources Corp., 7.125%, 2/01/2026, 144A	212,589
125,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	117,500
315,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	312,071
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	826,627
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	273,009
Principal Amount	Description	Value (†)

	Independent Energy – continued
$135,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	$133,713
415,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	413,004
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	233,335
770,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	597,901
400,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	384,394
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	300,800
100,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	92,500
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	178,500
510,000	EQT Corp., 3.900%, 10/01/2027	479,359
60,000	EQT Corp., 5.678%, 10/01/2025	59,820
40,000	EQT Corp., 5.700%, 4/01/2028	39,957
300,000	EQT Corp., 6.125%, 2/01/2025	301,784
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	198,000
505,000	Matador Resources Co., 5.875%, 9/15/2026	498,243
115,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	110,772
300,000	Murphy Oil Corp., 6.125%, 12/01/2042	248,556
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	684,445
95,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	95,713
565,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	586,188
905,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	951,503
735,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	774,080
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	121,319
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	56,161
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	121,000
655,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	761,857
850,000	PDC Energy, Inc., 5.750%, 5/15/2026	827,432
220,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	208,316
260,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	254,363
180,000	Range Resources Corp., 8.250%, 1/15/2029	189,705
240,000	SM Energy Co., 5.625%, 6/01/2025	232,703
35,000	SM Energy Co., 6.625%, 1/15/2027	33,623
230,000	SM Energy Co., 6.750%, 9/15/2026	225,552
195,000	Southwestern Energy Co., 5.375%, 2/01/2029	183,788
490,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	389,514
265,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	232,155

		14,237,907

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – 0.2%
$315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	$295,297
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	138,129

		433,426

	Leisure – 3.5%
1,015,000	Carnival Corp., 5.750%, 3/01/2027, 144A	832,635
40,000	Carnival Corp., 9.875%, 8/01/2027, 144A	41,204
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	229,225
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	237,175
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	494,875
1,605,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,365,983
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	17,022
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	133,690
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	253,580
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	700,050
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,319,913
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	239,194
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	307,246
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	472,079
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	261,812

		6,905,683

	Lodging – 1.6%
25,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	21,094
380,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	324,524
725,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	643,934
230,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	195,788
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	643,500
1,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	880,202
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	295,252
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,960
Principal Amount	Description	Value (†)

	Lodging – continued
$120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	$120,466

		3,129,720

	Media Entertainment – 1.8%
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	223,809
200,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	151,200
125,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	91,404
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(f)	30,525
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(f)	3,875
840,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	663,600
400,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	353,000
685,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	498,337
45,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	44,800
95,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	96,514
305,000	Netflix, Inc., 5.875%, 2/15/2025	311,100
55,000	Netflix, Inc., 6.375%, 5/15/2029	58,888
115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	106,263
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	124,875
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	350,000
265,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	232,572
100,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	94,208
145,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	129,381

		3,564,351

	Metals & Mining – 2.6%
270,000	ATI, Inc., 4.875%, 10/01/2029	245,714
325,000	ATI, Inc., 5.875%, 12/01/2027	317,492
565,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	575,170
350,000	Commercial Metals Co., 4.125%, 1/15/2030	308,930
2,405,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,332,866
25,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	20,847
475,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	482,101
785,000	Novelis Corp., 4.750%, 1/30/2030, 144A	721,254
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	76,000
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	74,484

		5,154,858

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Midstream – 4.8%
$200,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	$188,228
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	290,199
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	539,550
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	324,983
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	131,006
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	98,162
360,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	320,378
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	233,701
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	261,797
50,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	42,162
360,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	364,036
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	11,512
85,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	67,743
320,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	261,174
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	140,762
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	90,831
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	165,095
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	455,562
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	73,409
575,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	577,288
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	130,781
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	257,469
490,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	475,089
330,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	294,723
25,000	Hess Midstream Operations LP, 5.125%, 6/15/2028, 144A	23,737
680,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	673,132
245,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	242,274
Principal Amount	Description	Value (†)

	Midstream – continued
$315,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	$303,188
330,000	NuStar Logistics LP, 5.750%, 10/01/2025	320,936
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	231,544
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	201,920
495,000	Targa Resources Corp., 5.200%, 7/01/2027	490,861
75,000	Targa Resources Corp., 6.125%, 3/15/2033	77,664
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	65,498
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	48,344
365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	356,689
80,000	Western Midstream Operating LP, 4.500%, 3/01/2028	75,683
275,000	Western Midstream Operating LP, 4.750%, 8/15/2028	261,775
270,000	Western Midstream Operating LP, 5.300%, 3/01/2048	228,774
190,000	Western Midstream Operating LP, 5.500%, 2/01/2050	161,215
20,000	Western Midstream Operating LP, 6.150%, 4/01/2033	20,271

		9,579,145

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
95,683	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD LIBOR + 3.500%, 8.184%, 11/15/2031, 144A(a)	81,405
334,889	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD LIBOR + 4.500%, 9.184%, 11/15/2031, 144A(a)	220,955
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.942%, 5/10/2047, 144A(b)	394,588
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	350,519
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	440,908
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.156%, 8/10/2044, 144A(b)	63,899
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.156%, 8/10/2044, 144A(b)	337,442
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.122%, 7/10/2046, 144A(b)	71,824

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.687%, 6/10/2047, 144A(b)	$119,692
465,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	432,977
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.213%, 6/15/2044, 144A(b)	201,345
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030, 144A(b)	201,323
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.155%, 11/15/2027, 144A(a)	72,005
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1 mo. USD LIBOR + 3.500%, 8.185%, 11/15/2027, 144A(a)(h)(i)	71,413
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1 mo. USD LIBOR + 4.400%, 9.085%, 11/15/2027, 144A(a)(h)(i)	21,602
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	168,856
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.134%, 11/15/2059(b)	108,193
484,178	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.379%, 3/15/2044, 144A(b)	156,147
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.846%, 6/15/2044, 144A(b)	143,073
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.328%, 12/15/2045(b)	386,898

		4,045,064

	Oil Field Services – 1.1%
115,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	112,614
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	163,350
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	29,297
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	120,224
1,129,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,106,787
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	252,122
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	404,109
15,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	15,391

		2,203,894

Principal Amount	Description	Value (†)

	Other REITs – 0.4%
$155,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	$136,368
25,000	Service Properties Trust, 3.950%, 1/15/2028	19,509
380,000	Service Properties Trust, 4.750%, 10/01/2026	317,278
330,000	Service Properties Trust, 7.500%, 9/15/2025	325,627

		798,782

	Packaging – 0.3%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(d)	198,319
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	147,014
215,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	217,398

		562,731

	Pharmaceuticals – 3.7%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,147,550
915,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	341,460
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	184,452
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	342,973
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(f)	33,375
65,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	48,082
280,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	229,600
490,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	434,945
485,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	435,381
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	208,847
1,400,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,267,000
3,200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,132,145
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	230,175
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	209,940

		7,245,925

	Property & Casualty Insurance – 0.8%
25,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	21,312
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	330,529
25,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.250%, 10/15/2027, 144A	22,392

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	$389,400
339,426	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(d)	309,859
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	220,320
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	232,576
255,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	151,100

		1,677,488

	Refining – 0.4%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	123,549
590,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	566,355
25,000	Parkland Corp., 4.500%, 10/01/2029, 144A	22,213

		712,117

	Restaurants – 1.4%
25,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029, 144A	22,381
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	1,520,550
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	205,749
820,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	796,425
230,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	199,613
25,000	Yum! Brands, Inc., 3.625%, 3/15/2031	21,950

		2,766,668

	Retailers – 1.5%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	278,460
380,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	340,100
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	88,605
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	138,475
335,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	301,998
15,000	Crocs, Inc., 4.125%, 8/15/2031, 144A	12,359
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	485,750
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	70,424
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	110,515
15,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	12,919
200,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	140,000
Principal Amount	Description	Value (†)

	Retailers – continued
$275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	$258,189
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	439,774
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	278,034

		2,955,602

	Supermarkets – 0.3%
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	23,525
635,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	614,099

		637,624

	Technology – 6.0%
575,000	Broadcom, Inc., 4.300%, 11/15/2032	529,772
445,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	402,445
185,000	Cloud Software Group Holdings, Inc., 6.500%, 3/31/2029, 144A	163,652
435,000	Coherent Corp., 5.000%, 12/15/2029, 144A	394,849
2,205,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,612,230
160,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	138,539
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	461,025
850,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	581,366
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	124,611
25,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	22,440
475,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	477,470
575,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	294,242
250,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	214,832
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	665,049
990,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,051,698
230,000	NCR Corp., 5.000%, 10/01/2028, 144A	202,162
330,000	NCR Corp., 5.125%, 4/15/2029, 144A	285,534
25,000	NCR Corp., 5.250%, 10/01/2030, 144A	20,409
195,000	NCR Corp., 5.750%, 9/01/2027, 144A	191,632
830,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	769,493
20,000	Open Text Corp., 3.875%, 2/15/2028, 144A	17,859
665,000	Open Text Corp., 3.875%, 12/01/2029, 144A	559,780
465,000	Open Text Corp., 6.900%, 12/01/2027, 144A	479,694
1,000,000	Oracle Corp., 4.500%, 5/06/2028	987,966

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	$124,233
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	123,523
135,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	125,798
25,000	Seagate HDD Cayman, 4.091%, 6/01/2029	22,340
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	95,642
170,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	148,750
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	72,893
170,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	164,951
100,000	Western Digital Corp., 3.100%, 2/01/2032	75,369
130,000	Western Digital Corp., 4.750%, 2/15/2026	124,729
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	191,533

		11,918,510

	Transportation Services – 0.5%
1,010,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	949,299

	Wireless – 2.6%
1,285,000	Altice France SA, 5.125%, 1/15/2029, 144A	979,209
610,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	577,670
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	264,001
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	240,300
225,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	199,402
1,020,000	SBA Communications Corp., 3.125%, 2/01/2029	887,339
445,000	SBA Communications Corp., 3.875%, 2/15/2027	420,095
1,910,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,602,394

		5,170,410

	Wirelines – 1.4%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	182,041
690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	627,279
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	224,102
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	433,624
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	248,814
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	87,451
Principal Amount	Description	Value (†)

	Wirelines – continued
$100,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	$85,750
330,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	298,789
265,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	239,754
485,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	374,871

		2,802,475

	Total Non-Convertible Bonds

	(Identified Cost $193,266,925)	167,677,202

Convertible Bonds – 4.3%

	Airlines – 0.5%
865,000	Southwest Airlines Co., 1.250%, 5/01/2025	982,640

	Cable Satellite – 1.2%
240,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(e)	126,852
4,355,000	DISH Network Corp., 3.375%, 8/15/2026	2,242,825

		2,369,677

	Consumer Cyclical Services – 0.3%
660,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(e)	579,718
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	64,707

		644,425

	Consumer Products – 0.0%
50,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	41,625

	Gaming – 0.1%
115,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	165,255

	Healthcare – 0.8%
225,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	291,499
1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,276,490

		1,567,989

	Leisure – 0.1%
365,000	NCL Corp. Ltd., 1.125%, 2/15/2027	261,534

	Media Entertainment – 0.2%
315,000	Bilibili, Inc., 0.500%, 12/01/2026	274,201

	Pharmaceuticals – 0.9%
1,330,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,387,198
495,000	Livongo Health, Inc., 0.875%, 6/01/2025	439,832

		1,827,030

	Technology – 0.2%
355,000	Unity Software, Inc., Zero Coupon, 0.000%-7.662%, 11/15/2026(e)	274,947

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	$54,145
135,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	119,543

		448,635

	Total Convertible Bonds

	(Identified Cost $11,907,525)	8,583,011

	Total Bonds and Notes

	(Identified Cost $205,174,450)	176,260,213

Senior Loans – 0.2%

	Leisure – 0.2%
249,359	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(a)(j)	245,556
189,520	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(a)(j)	184,841

		430,397

	Total Senior Loans

	(Identified Cost $432,889)	430,397

Collateralized Loan Obligations – 1.4%
670,000	AIG CLO LLC, Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.500%, 11.308%, 7/20/2034, 144A(a)	599,414
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.408%, 12/19/2032, 144A(a)	214,821
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.250%, 11.058%, 7/02/2035, 144A(a)	601,825
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 10.842%, 10/15/2034, 144A(a)	471,373
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 10.942%, 1/15/2035, 144A(a)	320,172
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.500%, 11.295%, 10/18/2034, 144A(a)	235,764
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.150%, 10.958%, 1/20/2035, 144A(a)	275,905

	Total Collateralized Loan Obligations

	(Identified Cost $3,050,000)	2,719,274

Shares	Description	Value (†)

Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.7%

	Technology – 0.2%
11,038	Clarivate PLC, Series A, 5.250%	$453,331

	Wireless – 0.5%
778	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	904,619

	Total Convertible Preferred Stocks

	(Identified Cost $1,713,063)	1,357,950

	Total Preferred Stocks

	(Identified Cost $1,713,063)	1,357,950

Common Stocks – 0.6%

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(i)	3,857

	Media – 0.1%
68,328	Altice USA, Inc., Class A(i)	233,682

	Oil, Gas & Consumable Fuels – 0.5%
2,801	Battalion Oil Corp.(i)	18,402
3,466	Canadian Natural Resources Ltd.	191,843
3,329	Devon Energy Corp.	168,481
2,190	Diamondback Energy, Inc.	296,022
1,617	EOG Resources, Inc.	185,357
458	Pioneer Natural Resources Co.	93,542

		953,647

	Professional Services – 0.0%
265	Clarivate PLC(i)	2,488

	Wireless Telecommunication Services – 0.0%
485	T-Mobile U.S., Inc.(i)	70,248

	Total Common Stocks

	(Identified Cost $2,677,509)	1,263,922

Warrants – 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(h)(i)	7
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(h)(i)	1

	Total Warrants

	(Identified Cost $35,226)	8

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 6.2%

$12,351,033	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $12,353,195 on 4/03/2023 collateralized by $12,922,700 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $12,598,121 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,351,033)	$12,351,033

Total Investments – 97.8%

	(Identified Cost $225,434,170)	194,382,797

	Other assets less liabilities—2.2%	4,282,504

	Net Assets – 100.0%	$198,665,301

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(c)	Perpetual bond with no specified maturity date.

(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in cash.

(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2023, interest payments were made in principal.

(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(i)	Non-income producing security.

(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $123,087,914 or 62.0% of net assets.

ABS	Asset-Backed Securities

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2023 (Unaudited)

Cable Satellite	9.0%
Independent Energy	7.2
Technology	6.4
Midstream	4.8
Pharmaceuticals	4.6
Leisure	3.8
Finance Companies	3.6
Consumer Cyclical Services	3.6
Gaming	3.4
Automotive	3.1
Wireless	3.1
Healthcare	2.8
Metals & Mining	2.6
Building Materials	2.6
Banking	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.0
Financial Other	2.0
Media Entertainment	2.0
Other Investments, less than 2% each	21.2
Short-Term Investments	6.2
Collateralized Loan Obligations	1.4

Total Investments	97.8
Other assets less liabilities	2.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 89.5% of Net Assets

	ABS Car Loan – 5.4%
$3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	$3,165,100
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,546,122
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,729,204
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	475,501
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,337,275
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,021,551
1,382,314	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,286,379
540,478	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	498,846
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	3,873,623
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,689,271
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	801,746
2,610,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	2,629,927
426,211	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	424,419
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033, 144A	4,336,872
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	546,999
395,865	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	393,951
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	848,733
1,740,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031, 144A	1,672,803
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,212,229
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,644,001

Principal Amount	Description	Value (†)

	ABS Car Loan – continued
$565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	$555,194
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,711,087
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	761,296
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,830,129
1,570,060	JPMorgan Chase Bank N.A, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	1,520,350
2,345,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028, 144A	2,331,809
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.158%, 3/14/2029, 144A(a)	3,475,769
1,943,318	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032, 144A	1,901,762
1,037,509	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032, 144A	1,031,422
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	765,469
9,888	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	9,876
3,980,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A	3,811,065
62,848	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	62,527
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	504,877
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,777,074
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,313,366
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,412,067

		67,909,691

	ABS Credit Card – 0.4%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027, 144A	3,701,315

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Credit Card – continued
$1,655,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026, 144A	$1,607,447

		5,308,762

	ABS Home Equity – 6.6%
1,709,828	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(b)	1,596,115
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(b)	1,274,769
478,255	CoreVest American Finance Ltd., Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	461,186
1,532,489	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,449,797
12,566	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	12,394
1,657,432	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	1,580,344
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037, 144A	829,361
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038, 144A	3,277,563
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,168,281
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	4,709,709
2,751,000	FRTKL Group, Inc., Series 2021-SFR1, Class C, 1.922%, 9/17/2038, 144A	2,392,593
803,579	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.194%, 5/19/2034(b)	752,568
1,445,312	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,190,646
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD LIBOR + 1.250%, 5.959%, 1/17/2038, 144A(a)	5,933,217
10,558,974	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.368%, 11/25/2048, 144A(b)(c)(d)	128,075
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	3,920,797
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	512,061
671,830	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(b)	642,704

Principal Amount	Description	Value (†)

	ABS Home Equity – continued
$1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	$1,490,257
1,051,950	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(b)	970,104
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.690%, 9/25/2057, 144A(b)	3,742,518
18,611	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.287%, 7/25/2035(b)(d)	15,809
193,360	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(b)	179,715
94,726	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(b)	91,357
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,016,408
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,359,077
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,688,094
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,061,144
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	730,132
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,521,324
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	4,673,719
1,199	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 4/25/2023(d)	907
10,202	RALI Trust, Series 2006-QS18, Class 3A3, 5.750%, 4/25/2023(d)	5,773
43	RALI Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2023(d)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	5,221,727
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(b)	3,617,995
761,996	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(b)	728,998
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,927,537
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(b)	4,934,957

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	$4,401,177
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	4,031,999
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,152,311
1,687,978	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,578,060
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,100,776
735,761	WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 3.771%, 11/25/2036(b)	637,343

		83,711,398

	ABS Other – 5.7%
1,680,858	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	1,620,400
3,430,000	American Tower Trust, 5.490%, 3/15/2028, 144A	3,462,082
2,849,684	BHG Securitization Trust, Series 2021-A, Class A, 1.420%, 11/17/2033, 144A	2,666,108
882,588	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	873,922
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036, 144A	1,810,141
2,953,330	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)	2,643,260
2,945,250	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	2,614,270
2,596,806	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,307,729
299,183	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	275,027
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032, 144A	538,603
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,078,120
2,200,167	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	1,949,483
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	735,580

Principal Amount	Description	Value (†)

	ABS Other – continued
$812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	$748,204
2,689,522	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	2,525,291
573,661	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	485,606
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,151,660
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,394,645
1,993,461	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,678,075
1,041,395	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039, 144A	874,157
724,704	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	642,397
958,380	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	820,944
1,165,341	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	1,141,320
436,760	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	374,195
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	262,148
422,606	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	386,025
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	794,919
756,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	678,462
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	4,558,765
733,435	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	713,818
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,499,865
216,904	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	214,166
413,997	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	387,464
336,148	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	306,946

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$1,090,000	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040, 144A(d)	$1,089,930
2,854,373	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	2,469,898
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 4.652%, 9/15/2032(a)	210,402
145,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.211%, 9/15/2032(a)	145,277
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043, 144A	4,883,263
2,449,956	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	2,189,202
500,216	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	460,809
1,692,467	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,486,246
4,291,898	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	3,694,328
3,566,596	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,831,414
877,746	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	826,078
3,060,133	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,444,358
2,279,464	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,800,900

		72,745,902

	ABS Student Loan – 2.4%
534,602	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	460,882
728,423	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050, 144A	642,557
1,415,716	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	1,309,604
732,693	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	641,960
1,030,961	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	972,447
1,255,186	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	1,196,537

Principal Amount	Description	Value (†)

	ABS Student Loan – continued
$970,268	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	$902,335
809,013	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	739,318
1,425,524	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,295,891
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,336,134
1,412,257	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	1,262,128
1,585,001	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	1,385,850
1,213,911	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,061,128
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,351,611
478,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.297%, 6/15/2032(a)	477,097
76,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.219%, 6/15/2032(a)	75,856
156,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.358%, 3/15/2033(a)	156,131
2,357,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.260%, 3/15/2033(a)	2,358,987
346,140	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	333,047
2,906,539	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD LIBOR + 0.800%, 5.484%, 2/15/2036, 144A(a)	2,841,717
1,385,222	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	1,337,353
3,868,068	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	3,702,421
790,336	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	680,326
472,751	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	455,888
4,038,413	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,765,487

		30,742,692

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Whole Business – 0.8%
$2,391,091	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	$2,282,524
848,588	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052, 144A	770,099
3,848,650	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,728,287
3,900,960	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,376,070

		10,156,980

	Agency Commercial Mortgage-Backed Securities – 13.6%
2,210,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,890,782
2,815,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	2,408,394
2,323,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,987,459
4,561,357	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	4,170,245
1,667,989	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,560,948
18,341,052	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-103, Class X1, 0.639%, 11/25/2029(b)(c)	634,435
13,735,076	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-108, Class X1, 1.691%, 3/25/2030(b)(c)	1,270,357
14,551,217	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-117, Class X1, 1.237%, 8/25/2030(b)(c)	1,010,255
70,702,500	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(c)	1,884,038
3,373,161	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, IO, 0.859%, 8/25/2034(b)(c)(d)	210,904
20,623,133	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.577%, 10/25/2034(b)(c)	954,088
52,225,258	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, IO, 1.511%, 5/25/2035(b)(c)	6,487,213

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities – continued
$53,834,102	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, IO, 1.324%, 7/25/2035(b)(c)	$5,846,922
96,039,537	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, IO, 0.980%, 8/25/2036(b)(c)	8,303,646
36,935,522	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K031, Class X1, 0.171%, 4/25/2023(b)(c)(d)	362
28,690,806	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K036, Class X1, 0.682%, 10/25/2023(b)(c)(d)	65,777
31,572,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class X1, 1.076%, 3/25/2024(b)(c)(d)	217,673
35,568,722	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K040, Class X1, 0.694%, 9/25/2024(b)(c)(d)	275,827
67,448,766	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.102%, 5/25/2025(b)(c)(d)	166,909
37,592,573	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.502%, 9/25/2025(b)(c)(d)	390,779
16,034,422	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.635%, 11/25/2025(b)(c)(d)	209,635
9,233,935	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 0.876%, 12/25/2025(b)(c)(d)	182,982
16,003,305	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.155%, 1/25/2026(b)(c)(d)	420,634
7,081,466	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.344%, 3/25/2026(b)(c)(d)	242,085

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$26,568,520	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.168%, 7/25/2026(b)(c)	$797,993
8,239,702	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.914%, 8/25/2026(b)(c)(d)	207,809
24,564,844	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.304%, 9/25/2026(b)(c)(d)	205,787
89,585,477	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.069%, 10/25/2026(b)(c)(d)	241,005
17,508,391	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.523%, 1/25/2030(b)(c)	1,428,229
11,585,878	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, IO, 1.593%, 1/25/2030(b)(c)	992,215
254,811,391	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.149%, 1/25/2032(b)(c)	3,021,553
32,675,972	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(c)	762,004
79,209,482	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(c)	1,789,976
35,919,450	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.342%, 4/25/2055(b)(c)	955,522
46,043,016	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.325%, 4/25/2032(b)(c)	1,203,896
19,791,301	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.317%, 6/25/2055(b)(c)	502,901

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities – continued
$66,591,143	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2054(b)(c)	$1,316,973
51,584,937	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.357%, 6/25/2032(b)(c)	1,504,836
82,426,967	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.264%, 8/25/2032(b)(c)	1,909,586
14,320,745	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.957%, 1/25/2031(b)(c)	774,716
123,378,226	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, IO, 0.010%, 8/25/2033(b)(c)	584,147
23,355,538	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.199%, 8/25/2025(b)(c)(d)	105,145
31,878,914	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.295%, 12/25/2026(b)(c)(d)	143,015
24,000,000	Federal National Mortgage Association, 3.850%, 9/01/2037	22,338,082
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,619,915
16,317,048	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.030%, 4/25/2032(b)(c)	863,629
23,183,573	Federal National Mortgage Association, Series 2019-M17, Class X, 0.318%, 8/25/2034(b)(c)	436,396
14,005,726	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.903%, 6/25/2028(b)(c)	857,398
16,659,630	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.054%, 8/25/2034(b)(c)	1,702,103
325,113,020	FREMF Mortgage Trust, Series 2018-K156, Class X2A, IO, 0.100%, 7/25/2036, 144A(c)	2,167,886
15,814,488	FRESB Mortgage Trust, Series 2021-SB90, Class X1, IO, 0.650%, 6/25/2041(b)(c)	405,670

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$24,570,505	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.573%, 8/25/2041(b)(c)	$666,229
92,780,149	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.004%, 11/25/2041(b)(c)	648,830
3,376,492	Government National Mortgage Association, Series 2006-46, Class IO, 0.476%, 4/16/2046(b)(c)(d)	32,391
1,422,653	Government National Mortgage Association, Series 2006-51, Class IO, 0.938%, 8/16/2046(b)(c)(d)	29,007
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,929,522
431,957	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	425,874
4,083,833	Government National Mortgage Association, Series 2009-114, Class IO, 0.015%, 10/16/2049(b)(c)(d)	67
1,671,133	Government National Mortgage Association, Series 2010-124, Class IO, 1.022%, 12/16/2052(b)(c)(d)	27,564
236,144	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	9,095
1,503,712	Government National Mortgage Association, Series 2011-119, Class IO, 0.208%, 8/16/2051(b)(c)(d)	3,010
3,161,188	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,105,431
2,320,902	Government National Mortgage Association, Series 2011-161, Class IO, 0.216%, 4/16/2045(b)(c)(d)	5,672
631,879	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(b)(c)(d)	4,696
1	Government National Mortgage Association, Series 2012-100, Class IC, 0.000%, 9/16/2050(b)(c)(d)	—
1	Government National Mortgage Association, Series 2012-111, Class IC, 0.000%, 9/16/2050(b)(c)(d)	—
18,753,262	Government National Mortgage Association, Series 2012-142, Class IO, 0.195%, 4/16/2054(b)(c)(d)	67,046

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities – continued
$3,706,103	Government National Mortgage Association, Series 2012-23, Class IO, 0.244%, 6/16/2053(b)(c)(d)	$23,862
4,727,681	Government National Mortgage Association, Series 2012-55, Class IO, 0.000%, 4/16/2052(b)(c)(d)	46
751,344	Government National Mortgage Association, Series 2012-70, Class IO, 0.094%, 8/16/2052(b)(c)(d)	403
5,516,191	Government National Mortgage Association, Series 2012-79, Class IO, 0.383%, 3/16/2053(b)(c)(d)	54,286
20,691,495	Government National Mortgage Association, Series 2012-85, Class IO, 0.364%, 9/16/2052(b)(c)(d)	183,884
910,343	Government National Mortgage Association, Series 2013-175, Class IO, 0.192%, 5/16/2055(b)(c)(d)	3,582
2,255,265	Government National Mortgage Association, Series 2014-101, Class IO, 0.601%, 4/16/2056(b)(c)(d)	32,337
10,265,589	Government National Mortgage Association, Series 2014-130, Class IB, 0.226%, 8/16/2054(b)(c)(d)	86,092
8,354,685	Government National Mortgage Association, Series 2014-24, Class IX, 0.122%, 1/16/2054(b)(c)(d)	37,425
5,433,511	Government National Mortgage Association, Series 2014-70, Class IO, 0.454%, 3/16/2049(b)(c)(d)	64,465
3,497,030	Government National Mortgage Association, Series 2014-86, Class IO, 0.454%, 4/16/2056(b)(c)(d)	40,632
14,635,205	Government National Mortgage Association, Series 2015-120, Class IO, 0.682%, 3/16/2057(b)(c)(d)	279,344
9,687,586	Government National Mortgage Association, Series 2015-146, Class IB, 0.258%, 7/16/2055(b)(c)(d)	77,015
5,943,046	Government National Mortgage Association, Series 2015-171, Class IO, 0.846%, 11/16/2055(b)(c)(d)	173,545
5,540,605	Government National Mortgage Association, Series 2015-189, Class IG, 0.700%, 1/16/2057(b)(c)(d)	136,984

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$3,727,393	Government National Mortgage Association, Series 2015-21, Class IO, 0.716%, 7/16/2056(b)(c)(d)	$91,723
11,470,718	Government National Mortgage Association, Series 2015-32, Class IO, 0.580%, 9/16/2049(b)(c)(d)	216,033
7,263,408	Government National Mortgage Association, Series 2015-6, Class IO, 0.482%, 2/16/2051(b)(c)(d)	81,016
2,826,132	Government National Mortgage Association, Series 2015-68, Class IO, 0.336%, 7/16/2057(b)(c)(d)	43,271
11,444,100	Government National Mortgage Association, Series 2015-70, Class IO, 0.570%, 12/16/2049(b)(c)(d)	208,598
5,992,135	Government National Mortgage Association, Series 2015-73, Class IO, 0.440%, 11/16/2055(b)(c)(d)	88,718
17,420,694	Government National Mortgage Association, Series 2016-132, Class IO, 0.638%, 7/16/2056(b)(c)(d)	389,655
8,887,505	Government National Mortgage Association, Series 2016-143, Class IO, 0.858%, 10/16/2056(c)(d)	354,451
24,115,577	Government National Mortgage Association, Series 2017-168, Class IO, 0.577%, 12/16/2059(b)(c)	854,130
24,371,905	Government National Mortgage Association, Series 2017-90, Class IO, 0.724%, 1/16/2059(b)(c)	946,507
4,844,911	Government National Mortgage Association, Series 2018-133, Class IO, 1.114%, 6/16/2058(b)(c)	335,641
10,926,593	Government National Mortgage Association, Series 2018-2, Class IO, 0.707%, 12/16/2059(b)(c)	485,018
33,298,260	Government National Mortgage Association, Series 2018-82, Class IO, 0.483%, 5/16/2058(b)(c)	1,076,829
19,509,377	Government National Mortgage Association, Series 2018-96, Class IO, 0.461%, 8/16/2060(b)(c)	704,679
9,622,031	Government National Mortgage Association, Series 2019-75, Class IO, 0.856%, 12/16/2060(b)(c)	512,831
8,043,969	Government National Mortgage Association, Series 2019-94, Class IO, 0.962%, 8/16/2061(b)(c)(d)	468,133
39,516,091	Government National Mortgage Association, Series 2020-108, Class IO, 0.847%, 6/16/2062(b)(c)	2,369,179

Principal Amount	Description	Value (†)

	Agency Commercial Mortgage-Backed Securities – continued
$19,364,744	Government National Mortgage Association, Series 2020-128, Class IO, 0.913%, 10/16/2062(b)(c)	$1,279,671
41,036,679	Government National Mortgage Association, Series 2020-136, Class IO, 1.013%, 8/16/2062(b)(c)	2,868,337
37,806,718	Government National Mortgage Association, Series 2020-172, Class IO, 1.149%, 9/16/2062(b)(c)	2,889,008
16,055,811	Government National Mortgage Association, Series 2020-174, Class IO, 0.844%, 1/16/2063(b)(c)	1,005,627
36,996,748	Government National Mortgage Association, Series 2020-179, Class IO, 1.008%, 9/16/2062(b)(c)	2,603,709
44,671,057	Government National Mortgage Association, Series 2020-197, Class IO, 0.947%, 10/16/2062(b)(c)	3,026,044
35,018,901	Government National Mortgage Association, Series 2020-26, Class IO, 0.706%, 10/15/2061(b)(c)	1,726,736
9,315,817	Government National Mortgage Association, Series 2021-10, Class IO, 0.986%, 5/16/2063(b)(c)	695,752
41,821,833	Government National Mortgage Association, Series 2021-106, Class IO, 0.858%, 4/16/2063(b)(c)	2,850,827
41,900,975	Government National Mortgage Association, Series 2021-12, Class IO, 0.970%, 3/16/2063(b)(c)	2,896,195
45,438,117	Government National Mortgage Association, Series 2021-128, Class IO, 1.003%, 6/16/2061(b)(c)	2,992,841
55,895,532	Government National Mortgage Association, Series 2021-132, Class BI, 0.925%, 4/16/2063(b)(c)	3,888,987
53,323,564	Government National Mortgage Association, Series 2021-133, Class IO, 0.880%, 7/16/2063(b)(c)	3,819,407
55,029,184	Government National Mortgage Association, Series 2021-144, Class IO, 0.825%, 4/16/2063(b)(c)	3,693,174
11,341,595	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(b)(c)	693,981
48,362,776	Government National Mortgage Association, Series 2021-151, Class IO, 0.917%, 4/16/2063(b)(c)	3,516,216
51,390,240	Government National Mortgage Association, Series 2021-163, Class IO, 0.800%, 3/16/2064(b)(c)	3,285,106
21,052,098	Government National Mortgage Association, Series 2021-180, Class IO, 0.903%, 11/16/2063(b)(c)	1,544,024
57,382,017	Government National Mortgage Association, Series 2021-186, Class IO, 0.765%, 5/16/2063(b)(c)	3,505,513
40,374,013	Government National Mortgage Association, Series 2021-20, Class IO, 1.135%, 8/16/2062(b)(c)	3,170,571

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$34,860,221	Government National Mortgage Association, Series 2021-33, Class IO, 0.840%, 10/16/2062(b)(c)	$2,240,058
30,622,131	Government National Mortgage Association, Series 2021-40, Class IO, 0.824%, 2/16/2063(b)(c)	2,062,370
46,494,861	Government National Mortgage Association, Series 2021-52, Class IO, 0.719%, 4/16/2063(b)(c)	2,536,118
49,881,288	Government National Mortgage Association, Series 2022-166, Class IO, 0.792%, 4/16/2065(b)(c)	3,378,799
28,490,082	Government National Mortgage Association, Series 2022-17, Class IO, 0.802%, 6/16/2064(b)(c)	1,909,915

		173,084,470

	Collateralized Mortgage Obligations – 6.1%
3,780	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(b)(d)	3,717
59,517	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)	12,037
10,193	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 2.082%, 11/15/2033(b)(d)	9,796
588,608	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 5.680%, 5/15/2035(b)(d)	573,211
2,657,418	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 2.516%, 5/15/2036(b)(c)(d)	271,370
822,880	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 1.936%, 10/15/2036(b)(c)(d)	75,423
883,216	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 1.566%, 2/15/2038(b)(c)(d)	68,977
352,888	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 4.504%, 2/15/2038(b)(d)	353,998
331,781	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 5.276%, 2/15/2038(b)(d)	322,378
988,434	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.551%, 6/15/2048(b)(c)	903,486
430,235	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.881%, 12/15/2036(b)(c)	424,962

Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
$1,165,180	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 1.816%, 10/15/2040(b)(c)(d)	$112,534
23,139	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1 mo. USD LIBOR + 0.400%, 5.084%, 11/15/2040(a)(d)	22,423
183,907	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 0.069%, 2/15/2041(b)(d)	130,680
1,110,845	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 1.216%, 9/15/2041(b)(c)(d)	67,268
1,362,900	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 0.578%, 8/15/2040(b)	1,334,815
967,708	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 1.466%, 8/15/2032(b)(c)(d)	52,636
4,872,986	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, IO, 1.466%, 11/15/2042(b)(c)(d)	529,956
3,096,006	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 0.000%, 6/15/2039(b)(c)(d)	152,858
1,196,277	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(c)(d)	145,039
3,505,894	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 1.416%, 4/15/2047(b)(c)(d)	331,888
1,376,516	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(c)(d)	224,006
3,341,152	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(c)	544,495
169,149	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.421%, 11/25/2044(b)(c)	35,543
8,285,504	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 4.914%, 4/15/2042(b)(c)	1,437,809
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(c)(d)	297,744
15,782,322	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.534%, 12/15/2048(b)(c)	1,088,975
333,824	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BI, 0.902%, 4/25/2052(b)(c)	13,040

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$125,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BY, 3.000%, 4/25/2052	$105,299
194,699	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	29,969
9,092	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 2.405%, 1/25/2024(b)(c)(d)	69
649,107	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)(d)	630,904
1,090,355	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 6.654%, 6/25/2035(b)	1,195,179
2,036,463	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,099,691
929,947	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 6.434%, 6/25/2036(b)	1,027,956
34,749	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 2.455%, 8/25/2036(b)(c)(d)	2,608
251,213	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 8.774%, 8/25/2036(b)(d)	305,938
630,850	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.447%, 8/25/2038(b)	600,813
168,633	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.101%, 11/25/2038(b)(d)	164,301
693,051	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.405%, 3/25/2039(b)(d)	638,437
60,737	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.570%, 12/25/2039(b)(d)	55,923
2,654,385	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,669,667
282,244	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 3.038%, 11/25/2040(b)	266,219

Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
$2,394,174	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 1.005%, 6/25/2041(b)(c)(d)	$209,181
1,375,584	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 1.655%, 3/25/2042(b)(c)(d)	140,148
970,714	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 1.105%, 3/25/2042(b)(c)(d)	68,498
3,297,455	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 1.155%, 9/25/2042(b)(c)(d)	307,090
396,352	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 0.376%, 7/25/2043(b)(d)	339,186
1,609,905	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 1.755%, 11/25/2043(b)(c)(d)	201,769
1,707,033	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 1.305%, 8/25/2042(b)(c)(d)	106,731
11,291,802	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 1.205%, 4/25/2044(b)(c)	1,154,843
849,968	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 1.205%, 5/25/2044(b)(c)(d)	51,554
352,078	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 0.000%, 5/25/2041(b)(d)	327,914
7,731,163	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 1.255%, 4/25/2046(b)(c)	555,162
1,238,832	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 0.000%, 11/25/2042(b)	979,804
8,490,968	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 1.255%, 10/25/2034(b)(c)	635,761
10,344,643	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 1.255%, 9/25/2046(b)(c)	750,385
6,963,417	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 1.255%, 9/25/2046(b)(c)	503,915

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$4,263,819	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 1.255%, 11/25/2046(b)(c)(d)	$316,560
4,402,836	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 1.255%, 11/25/2046(b)(c)	315,756
5,187,755	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 1.805%, 12/25/2046(b)(c)	402,115
7,085,418	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 1.305%, 4/25/2047(b)(c)	490,606
39,562,310	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 0.000%, 8/25/2047(b)(c)	1,314,292
3,422,741	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(c)	743,092
13,531,351	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.155%, 3/25/2059(b)(c)	977,468
5,416,154	Federal National Mortgage Association, REMIC,Series 2013-66, Class LI, IO, 7.000%, 7/25/2043(c)	905,333
258,922	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	38,227
66,621	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	12,947
273,425	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	44,178
175,049	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	27,342
619,059	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	117,062
265,080	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	50,373
140,738	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	27,545
306,279	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	61,505
141,590	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	30,632

Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
$151,676	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	$28,386
206,278	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	45,994
188,599	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	33,451
88,912	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	15,815
120,220	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	23,195
71,511	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	14,399
21,445	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	4,126
664,950	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	120,181
229,970	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	48,215
145,860	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	19,275
159,325	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	10,861
97,721	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	20,360
17,992	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	4,188
349,801	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	353,576
155,680	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD LIBOR + 0.680%, 5.315%, 2/20/2060(a)	154,866
59,599	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD LIBOR + 0.350%, 4.916%, 5/20/2059(a)(d)	58,730
112,725	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 4.916%, 10/20/2060(a)	111,907
115,973	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD LIBOR + 0.500%, 5.066%, 12/20/2060(a)	115,301
51,296	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD LIBOR + 0.500%, 5.066%, 3/20/2061(a)	51,026

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$59,222	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD LIBOR + 0.600%, 5.166%, 10/20/2061(a)(d)	$58,715
165,752	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 5.390%, 10/20/2061(a)(d)	164,597
4,432	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)	4,008
277,718	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(d)	276,900
4,925	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD LIBOR + 0.600%, 4.600%, 10/20/2062(a)(d)	4,842
100,130	Government National Mortgage Association, Series 2012-H24, Class HI, 1.175%, 10/20/2062(b)(c)(d)	6,275
189,508	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD LIBOR + 0.320%, 4.886%, 1/20/2063(a)(d)	186,808
31,790	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(d)	30,641
1,278,179	Government National Mortgage Association, Series 2013-H13, Class SI, 1.329%, 6/20/2063(b)(c)(d)	42,285
5,496,777	Government National Mortgage Association, Series 2013-H16, Class AI, 1.523%, 7/20/2063(b)(c)(d)	111,323
2,934,115	Government National Mortgage Association, Series 2013-H18, Class EI, 1.779%, 7/20/2063(b)(c)(d)	140,228
669,686	Government National Mortgage Association, Series 2013-H18, Class JI, 1.292%, 8/20/2063(b)(c)(d)	12,330
122,227	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD LIBOR + 0.600%, 5.166%, 8/20/2063(a)(d)	121,020
13,221,332	Government National Mortgage Association, Series 2014-H24, Class HI, 0.992%, 9/20/2064(b)(c)(d)	263,131
1,807,362	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(c)(d)	216,519
16,658,883	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.559%, 10/20/2064(b)	16,465,084

Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
$404,320	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(d)	$393,654
3,471	Government National Mortgage Association, Series 2015-H05, Class FA, 1 mo. USD LIBOR + 0.300%, 4.866%, 4/20/2061(a)(d)	3,347
1,973,224	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,908,734
9,241	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD LIBOR + 0.280%, 4.846%, 5/20/2063(a)(d)	8,830
10,607	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD LIBOR + 0.200%, 4.766%, 4/20/2063(a)(d)	10,148
351,484	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.002%, 3/20/2065(b)(d)	347,775
2,335	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD LIBOR + 0.700%, 5.266%, 10/20/2065(a)(d)	2,247
139,929	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.593%, 9/20/2065(b)(d)	135,086
3,320	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD LIBOR + 0.680%, 5.246%, 8/20/2061(a)(d)	3,185
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,204,230
484,038	Government National Mortgage Association, Series 2016-23, Class PA, 5.637%, 7/20/2037(b)(d)	483,700
9,999,926	Government National Mortgage Association, Series 2016-H01, Class AI, 0.023%, 1/20/2066(b)(c)(d)	294,978
15,037,319	Government National Mortgage Association, Series 2016-H09, Class JI, 0.026%, 4/20/2066(b)(c)(d)	454,647
122,108	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.125%, 8/20/2063(b)(d)	119,536
451,917	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.824%, 8/20/2066(b)(d)	445,620
36,143	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.169%, 6/20/2061(b)(d)	33,701
4,375,187	Government National Mortgage Association, Series 2017-128, Class IO, 0.980%, 12/16/2056(b)(c)(d)	201,301

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$5,214,373	Government National Mortgage Association, Series 2017-26, Class IM, IO, 6.500%, 2/20/2047(c)(d)	$715,165
1,903,171	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 0.054%, 1/20/2067(b)(c)	92,879
7,581,857	Government National Mortgage Association, Series 2018-110, Class IO, 0.605%, 1/16/2060(b)(c)(d)	360,977
11,969,780	Government National Mortgage Association, Series 2018-129, Class IO, 0.617%, 7/16/2060(b)(c)	519,120
11,979,746	Government National Mortgage Association, Series 2018-143, Class IO, 0.489%, 10/16/2060(b)(c)	590,637
27,712	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.766%, 10/20/2064(a)(d)	27,498
4,383,030	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.269%, 5/20/2068(b)	4,248,461
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)	234,845
17,605,707	Government National Mortgage Association, Series 2019-116, Class IO, 0.622%, 12/16/2061(b)(c)	908,525
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)	272,076
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.789%, 2/20/2044(b)(c)	1,018,164
2,277,779	Government National Mortgage Association, Series 2019-44, Class BS, 1.289%, 4/20/2049(b)(c)(d)	167,116
9,748,666	Government National Mortgage Association, Series 2019-70, Class SK, 1.239%, 8/20/2043(b)(c)	996,653
2,108,354	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.262%, 1/20/2069(b)	1,980,392
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(c)(d)	932,355
24,431,600	Government National Mortgage Association, Series 2020-34, Class IO, 5.000%, 12/20/2039(c)	4,743,456
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(c)	2,741,575
53,469,874	Government National Mortgage Association, Series 2021-H03, Class IO, 0.000%, 4/20/2070(b)(c)(d)	215,049

Principal Amount	Description	Value (†)

	Collateralized Mortgage Obligations – continued
$8,489,632	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 0.008%, 1/20/2068(b)(c)(d)	$91,738
4,853,664	Government National Mortgage Association, Series 2021-H17, Class IO, 0.015%, 3/20/2070(b)(c)(d)	36,750

		77,823,719

	Mortgage Related – 36.9%
59,458,176	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2051(e)	49,300,141
17,915,327	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2052(e)	15,363,429
8,112,743	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	7,539,263
155,465,747	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(e)	128,836,030
190,477,374	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2062(e)	162,813,729
80,877,169	Federal National Mortgage Association, 3.000%, with various maturities from 2047 to 2052(e)	72,679,270
465,704	Federal National Mortgage Association, 4.000%, 1/01/2052	442,761
9	Government National Mortgage Association, 5.470%, 11/20/2059(b)	9
123,435	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.617%, 8/20/2068(b)(d)	119,586
2,488,260	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,380,030
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(c)	2,133,913
30,000,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 4/01/2053(f)	26,917,787

		468,525,948

	Non-Agency Commercial Mortgage-Backed Securities – 11.6%
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,266,692
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,085,429
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,511,655
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,062,634
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	601,969
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055	4,463,884
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	932,622

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 6.824%, 10/15/2037, 144A(a)	$3,905,976
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,059,307
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,515,158
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,297,519
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.059%, 8/15/2024, 144A(a)	1,855,116
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.667%, 1/17/2039, 144A(a)	2,683,194
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	446,060
119,143	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	106,931
2,195,046	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,937,629
2,572,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(b)	2,533,089
313,330	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	310,490
378,377	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	374,896
507,453	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	499,029
1,300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,275,249
2,520,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,438,651
3,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	2,976,551
657,682	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	636,773
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	5,594,935

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	$1,820,112
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,678,552
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,090,057
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD LIBOR + 1.150%, 5.830%, 10/15/2043, 144A(a)	4,947,732
3,563,102	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.385%, 7/15/2038, 144A(a)	3,450,666
3,690,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	2,697,314
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	4,823,274
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,399,794
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	4,924,516
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	1,071,910
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,386,230
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.687%, 6/10/2047(b)	2,058,175
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,370,855
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,212,983
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,067,757
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047, 144A(b)	1,487,996
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,333,717
265,481	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	262,257

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$730,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	$699,331
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.301%, 6/15/2047(b)	855,412
612,653	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.213%, 6/15/2044, 144A(b)	551,388
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(b)	3,026,874
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,075,143
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,733,588
1,260,771	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,003,639
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,265,018
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.155%, 11/15/2027, 144A(a)	1,260,093
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1 mo. USD LIBOR + 1.900%, 6.585%, 11/15/2027, 144A(a)(d)	3,665,391
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,231,338
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,844,227
1,617,188	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	1,574,594
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,759,293
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,393,534
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	1,853,332
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	767,903
924,996	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	912,034

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities – continued
$535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	$492,378

		147,419,845

	Total Bonds and Notes

	(Identified Cost $1,346,623,249)	1,137,429,407

Collateralized Loan Obligations – 7.1%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD LIBOR + 1.600%, 6.408%, 7/20/2034, 144A(a)	2,140,499
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD LIBOR + 1.300%, 6.092%, 1/15/2033, 144A(a)	2,953,947
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 7/20/2031, 144A(a)	5,115,417
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD LIBOR + 1.670%, 6.462%, 7/15/2031, 144A(a)	573,842
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 1/15/2031, 144A(a)	3,705,902
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3 mo. USD LIBOR + 1.550%, 6.358%, 1/20/2034, 144A(a)	4,165,522
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 6.609%, 11/22/2031, 144A(a)	1,512,990
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 6.742%, 12/15/2039, 144A(a)	2,604,886
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD LIBOR + 1.480%, 6.288%, 4/20/2031, 144A(a)	3,366,382
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD LIBOR + 1.500%, 6.308%, 4/20/2031, 144A(a)	2,901,718
1,743,156	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3 mo. USD LIBOR + 1.200%, 6.002%, 7/29/2030, 144A(a)	1,729,343
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 1/15/2034, 144A(a)	2,292,216
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.442%, 7/15/2034, 144A(a)	2,010,494

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 4/16/2033, 144A(a)	$2,493,030
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD LIBOR + 1.550%, 6.342%, 1/17/2032, 144A(a)	5,082,877
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.262%, 4/16/2031, 144A(a)	1,965,573
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.415%, 4/21/2034, 144A(a)	3,925,118
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.458%, 7/02/2035, 144A(a)	4,089,182
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD LIBOR + 1.500%, 6.295%, 1/18/2034, 144A(a)	5,170,495
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.292%, 10/17/2031, 144A(a)	4,819,986
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 6.615%, 5/21/2034, 144A(a)	558,649
690,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 3 mo. USD LIBOR + 1.900%, 6.575%, 2/20/2028, 144A(a)	674,306
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.019%, 4/20/2035, 144A(a)	3,721,078
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.208%, 4/20/2034, 144A(a)	984,474
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 4/20/2034, 144A(a)	7,420,332
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.492%, 4/15/2033, 144A(a)	5,772,342
3,830,000	Verde CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.392%, 4/15/2032, 144A(a)	3,717,180
3,000,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3 mo. USD LIBOR + 1.200%, 6.008%, 10/20/2031, 144A(a)	2,975,163

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.593%, 10/18/2031, 144A(a)	$1,268,494

	Total Collateralized Loan Obligations

	(Identified Cost $91,785,801)	89,711,437

Loan Participations – 0.3%

	ABS Other – 0.1%
2,142,618	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037	1,829,809

	Agency Commercial Mortgage-Backed Securities – 0.2%
33,335,987	Government National Mortgage Association, Series 2020-130, Class IO, 1.014%, 8/16/2060(b)(c)	2,295,979

	Total Loan Participations

	(Identified Cost $5,181,682)	4,125,788

Short-Term Investments – 2.6%

28,676,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $28,681,945 on 4/03/2023 collateralized by $30,004,100 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $29,250,487 including accrued interest (Note 2 of Notes to Financial Statements)	28,676,926
5,000,000	U.S. Treasury Bills, 2.960%, 5/18/2023(g)(h)	4,970,750

	Total Short-Term Investments

	(Identified Cost $33,657,607)	33,647,676

	Total Investments – 99.5%

	(Identified Cost $1,477,248,339)	1,264,914,308

	Other assets less liabilities—0.5%	6,699,686

	Net Assets – 100.0%	$1,271,613,994

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(c)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	When-issued/delayed delivery.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $380,507,426 or 29.9% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/21/2023	140	$17,602,419	$18,361,875	$759,456
Ultra 10 Year U.S. Treasury Note	6/21/2023	232	27,167,043	28,104,625	937,582
Ultra Long U.S. Treasury Bond	6/21/2023	202	27,365,110	28,507,250	1,142,140

Total					$2,839,178

Industry Summary at March 31, 2023 (Unaudited)

Mortgage Related	36.9%
Agency Commercial Mortgage-Backed Securities	13.8
Non-Agency Commercial Mortgage-Backed Securities	11.6
ABS Home Equity	6.6
Collateralized Mortgage Obligations	6.1
ABS Other	5.8
ABS Car Loan	5.4
ABS Student Loan	2.4
Other Investments, less than 2% each	1.2
Collateralized Loan Obligations	7.1
Short-Term Investments	2.6

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$225,434,170	$1,477,248,339
Net unrealized depreciation	(31,051,373)	(212,334,031)

Investments at value	194,382,797	1,264,914,308
Cash	7,798	—
Due from brokers (Note 2)	200,000	100,000
Foreign currency at value (identified cost $47 and $0, respectively)	48	—
Receivable for Fund shares sold	1,172,511	2,476,220
Receivable for securities sold	843,541	26,997,945
Collateral received for delayed delivery securities (Note 2)	—	227,422
Dividends and interest receivable	2,611,599	6,278,863
Receivable for variation margin on futures contracts (Note 2)	—	438,287

TOTAL ASSETS	199,218,294	1,301,433,045

LIABILITIES
Payable for securities purchased	254,540	1,089,931
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	26,578,828
Payable for Fund shares redeemed	298,453	644,239
Payable to custodian bank (Note 8)	—	1,278,631
Due to brokers (Note 2)	—	227,422

TOTAL LIABILITIES	552,993	29,819,051

NET ASSETS	$198,665,301	$1,271,613,994

NET ASSETS CONSIST OF:
Paid-in capital	$236,352,581	$1,696,952,446
Accumulated loss	(37,687,280)	(425,338,452)

NET ASSETS	$198,665,301	$1,271,613,994

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$198,665,301	$1,271,613,994

Shares of beneficial interest	23,176,283	163,654,047

Net asset value, offering and redemption price per share	$8.57	$7.77

See accompanying notes to financial statements.

|  34

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$6,445,373	$19,684,922
Dividends	65,266	—
Less net foreign taxes withheld	(341)	—

Investment income	6,510,298	19,684,922

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSLATIONS
Net realized gain (loss) on:
Investments	(5,997,201)	(6,633,601)
Futures contracts	—	(8,225,454)
Swap agreements	97,593	—
Net change in unrealized appreciation (depreciation) on:
Investments	12,527,266	31,416,726
Futures contracts	—	15,006,782
Swap agreements	(2,604)	—
Foreign currency translations (Note 2c)	35	—

Net realized and unrealized gain on investments, futures contracts, swap agreements and foreign currency translations	6,625,089	31,564,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,135,387	$51,249,375

See accompanying notes to financial statements.

35  |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Investment income	$6,510,298	$13,807,731	$19,684,922	$43,874,591
Net realized gain (loss) on investments, futures contracts and swap agreements	(5,899,608)	205,745	(14,859,055)	(25,468,100)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	12,524,697	(54,629,888)	46,423,508	(218,280,870)

Net increase (decrease) in net assets resulting from operations	13,135,387	(40,616,412)	51,249,375	(199,874,379)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(7,422,036)	(22,166,300)	(36,278,776)	(90,356,043)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(457,165)	(11,510,929)	(19,299,274)	1,295,674

Net increase (decrease) in net assets	5,256,186	(74,293,641)	(4,328,675)	(288,934,748)
NET ASSETS
Beginning of the period	193,409,115	267,702,756	1,275,942,669	1,564,877,417

End of the period	$198,665,301	$193,409,115	$1,271,613,994	$1,275,942,669

See accompanying notes to financial statements.

|  36

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$8.32		$10.94	$10.29	$10.45		$10.69	$10.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.29		0.58	0.59	0.58		0.60	0.58
Net realized and unrealized gain (loss)	0.29		(2.28)	0.67	(0.16	)(b)	(0.08)	(0.24)

Total from Investment Operations	0.58		(1.70)	1.26	0.42		0.52	0.34

LESS DISTRIBUTIONS FROM:
Investment income	(0.33)		(0.59)	(0.61)	(0.58)		(0.62)	(0.60)
Net realized capital gains	—		(0.33)	—	—		(0.14)	—

Total Distributions	(0.33)		(0.92)	(0.61)	(0.58)		(0.76)	(0.60)

Net asset value, end of the period	$8.57		$8.32	$10.94	$10.29		$10.45	$10.69

Total return	7.01	%(c)	(16.59)%	12.55%	4.28%		5.14%	3.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$198,665		$193,409	$267,703	$255,019		$174,103	$139,420
Gross expenses(d)	—		—	—	—		—	—
Net investment income	6.68	%(e)	5.96%	5.49%	5.76%		5.78%	5.45%
Portfolio turnover rate	22%		45%	62%	96	%(f)	48%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to significant shareholder flows and repositioning of the portfolio.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$7.68		$9.39	$9.77		$9.94	$9.65		$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.12		0.26	0.26		0.34	0.39		0.37
Net realized and unrealized gain (loss)	0.19		(1.43)	(0.06)		0.06	0.45		(0.33)

Total from Investment Operations	0.31		(1.17)	0.20		0.40	0.84		0.04

LESS DISTRIBUTIONS FROM:
Investment income	(0.22)		(0.54)	(0.58)		(0.57)	(0.55)		(0.55)

Net asset value, end of the period	$7.77		$7.68	$9.39		$9.77	$9.94		$9.65

Total return	4.15	%(b)	(13.03)%	2.07%		4.13%	8.97%		0.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,271,614		$1,275,943	$1,564,877		$1,500,680	$1,239,135		$1,149,454
Gross expenses(c)	—		—	—		—	—		—
Net investment income	3.16	%(d)	3.02%	2.68%		3.50%	3.98%		3.81%
Portfolio turnover rate	48%		140%	98	%(e)	283%	369	%(f)	259%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in the volume of TBA transactions (see Note 2g of Notes to Financial Statements).
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of trades in TBA securities (see Note 2g of Notes to Financial Statements).

See accompanying notes to financial statements.

37  |

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income

|  38

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

(including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a

39  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

g.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

|  40

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$21,850,538	$315,762	$22,166,300
Securitized Asset Fund	90,356,043	—	90,356,043

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

As of September 30, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(50,965,861)
Long-term:
No expiration date	—	(154,296,110)

Total capital loss carryforward	$—	$(205,261,971)

Late-year ordinary and post- October capital loss deferrals*	$(529,422)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. High Income Opportunities Fund is deferring capital losses.

As of March 31, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$225,767,536	$1,477,248,495

Gross tax appreciation	$1,690,102	$4,948,012
Gross tax depreciation	(33,074,841)	(214,443,021)

Net tax depreciation	$(31,384,739)	$(209,495,009)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Collateralized Loan Obligations. A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

o.  Due to/from Brokers. Transactions and positions in certain futures contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Opportunities Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

p.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q.  New Accounting Pronouncement. In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. In December 2022, the Financial Accounting Standards Board issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$192,310	$—	$192,310
Non-Agency Commercial Mortgage-Backed Securities	—	3,952,049	93,015	4,045,064
All Other Non-Convertible Bonds(a)	—	163,439,828	—	163,439,828

Total Non-Convertible Bonds	—	167,584,187	93,015	167,677,202

Convertible Bonds(a)	—	8,583,011	—	8,583,011

Total Bonds and Notes	—	176,167,198	93,015	176,260,213

Senior Loans(a)	—	430,397	—	430,397
Collateralized Loan Obligations	—	2,719,274	—	2,719,274
Preferred Stocks
Technology	453,331	—	—	453,331
Wireless	—	904,619	—	904,619

Total Preferred Stocks	453,331	904,619	—	1,357,950

Common Stocks(a)	1,263,922	—	—	1,263,922
Warrants	—	—	8	8
Short-Term Investments	—	12,351,033	—	12,351,033

Total	$1,717,253	$192,572,521	$93,023	$194,382,797

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$83,560,834	$150,564		$83,711,398
ABS Other	—	71,655,972	1,089,930	(b)	72,745,902
Agency Commercial Mortgage-Backed Securities	—	166,484,094	6,600,376		173,084,470
Collateralized Mortgage Obligations	—	61,327,491	16,496,228		77,823,719
Mortgage Related	—	468,406,362	119,586		468,525,948
Non-Agency Commercial Mortgage-Backed Securities	—	143,754,454	3,665,391		147,419,845
All Other Bonds and Notes(a)	—	114,118,125	—		114,118,125

Total Bonds and Notes	—	1,109,307,332	28,122,075		1,137,429,407

Collateralized Loan Obligations	—	89,711,437	—		89,711,437
Loan Participations(a)	—	4,125,788	—		4,125,788
Short-Term Investments	—	33,647,676	—		33,647,676

Total Investments	—	1,236,792,233	28,122,075		1,264,914,308

Futures Contracts (unrealized appreciation)	2,839,178	—	—		2,839,178

Total	$2,839,178	$1,236,792,233	$28,122,075		$1,267,753,486

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or March 31, 2023:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	129,288	—	—	(36,273)	—	—	—	—	93,015	(36,273)
Warrants	107	—	—	(99)	—	—	—	—	8	(99)

Total	$129,395	$—	$—	$(36,372)	$—	$—	$—	$—	$93,023	$(36,372)

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
ABS Home Equity	$120,729	$—	$(18,899)	$49,068	$1	$(335)	$—	$—	$150,564	$48,926
ABS Other	—	—	—	—	1,089,930	—	—	—	1,089,930	—
Agency Commercial Mortgage-Backed Securities	7,314,851	—	(8,265,269)	6,597,198	—	—	1,240,044	(286,448)	6,600,376	820,660
Collateralized Mortgage Obligations	18,129,628	8,020	(2,102,140)	546,988	1,116,016	(1,284,831)	1,050,446	(967,899)	16,496,228	342,804
Mortgage Related	114,303	—	—	2,467	2,816	—	—	—	119,586	2,467
Non-Agency Commercial Mortgage-Backed Securities	4,270,703	—	—	(605,312)	—	—	—	—	3,665,391	(605,312)

Total	$29,950,214	$8,020	$(10,386,308)	$6,590,409	$2,208,763	$(1,285,166)	$2,290,490	$(1,254,347)	$28,122,075	$609,545

Debt securities valued at $2,290,490 were transferred from Level 2 to Level 3 during the period ended March 31, 2023. At September 30, 2022, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2023, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $1,254,347 were transferred from Level 3 to Level 2 during the period ended March 31, 2023. At September 30, 2022, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities. At March 31, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

45  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 as of March 31, 2023, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00% 3.00%	$128,075 22,489
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00% 2.00%	6,314,147 286,229
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50% 1.00% 2.00% 3.00%	2,743,256 12,730,909 878,251 143,812
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	119,586
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate Loss Severity Lag Time Loss Adjusted Spread	100% 41% 24 months 12%	3,665,391

Total				$27,032,145

1 “Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

2 Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts and swap agreements.

High Income Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended March 31, 2023, High Income Opportunities Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2023, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2023, as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$97,593

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$(2,604)

|  46

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives Interest rate contracts	$2,839,178

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2023, as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(8,225,454)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$15,006,782

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2023:

High Income Opportunities Fund	Credit Default Swaps
Average Notional Amount Outstanding	0.42%
Highest Notional Amount Outstanding	1.01%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2023	0.00%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	17.39%
Highest Notional Amount Outstanding	24.24%
Lowest Notional Amount Outstanding	5.90%
Notional Amount Outstanding as of March 31, 2023	5.90%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

5.  Purchases and Sales of Securities. For the six months ended March 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$2,225,000	$39,899,916	$41,968,847
Securitized Asset Fund	555,775,170	513,192,746	41,805,165	139,074,515

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts,

|  48

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expense in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan.

Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid certain legal fees in connection with the line of credit agreement.

Effective April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2023, neither Fund had borrowings under this agreement.

8.  Payable to Custodian Bank. The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate periodically determined by State Street Bank. As of March 31, 2023, Securitized Asset Fund had a payable of $1,278,631 to the custodian bank for an overdraft.

9.   Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	4	95.90%
Securitized Asset Fund	4	97.19%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

49  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,137,815	$18,336,158	2,467,178	$24,263,725
Issued in connection with the reinvestment of distributions	329,859	2,815,146	858,035	8,481,268
Redeemed	(2,530,208)	(21,608,469)	(4,563,249)	(44,255,922)

Decrease from capital share transactions	(62,534)	$(457,165)	(1,238,036)	$(11,510,929)

	Securitized Asset Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	17,471,403	$133,995,044	32,594,894	$285,501,462
Issued in connection with the reinvestment of distributions	1,230,274	9,429,719	2,659,711	23,198,484
Redeemed	(21,245,774)	(162,724,037)	(35,629,171)	(307,404,272)

Increase (decrease) from capital share transactions	(2,544,097)	$(19,299,274)	(374,566)	$1,295,674

|  50

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2023

Portfolio Review	1

Portfolio of Investments	6

Financial Statements	14

Notes to Financial Statements	23

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSSIX

John J. Slavik, CFA®	Retail Class	LCGRX

	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	12.63%	-7.24%	7.57%	10.37%	0.93%	0.93%

Retail Class	12.46	-7.50	7.30	10.09	1.18	1.18

Class N	12.74	-7.13	7.70	10.49	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	10.46	-10.60	4.26	8.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols

Joseph R. Gatz, CFA®	Institutional Class	LSSCX

Jeffrey Schwartz, CFA®	Retail Class	LSCRX

	Admin Class	LSVAX

	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns -March 31, 20233

					Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	15.59%	-2.55%	5.18%	8.02%	0.93%	0.90%

Retail Class	15.43	-2.81	4.91	7.75	1.18	1.15

Admin Class	15.31	-3.02	4.65	7.48	1.43	1.40

Class N	15.61	-2.52	5.23	8.08	0.84	0.84

Comparative Performance
Russell 2000® Value Index[1]	7.70	-12.96	4.55	7.22
Russell 2000® Index[2]	9.14	-11.61	4.71	8.04

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSMIX

John J. Slavik, CFA®	Class N	LSMNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20232

				Life of	Life of	Expense Ratios[3]
	6 Months	1 Year	5 Years	Class I	Class N	Gross	Net

Institutional Class (Inception 6/30/15)	9.28%	-11.37%	7.08%	8.74%	—%	0.91%	0.85%

Class N (Inception 10/1/19)	9.28	-11.36	—	—	7.65	0.91	0.83

Comparative Performance
Russell 2500TM Growth Index[1]	11.57	-10.35	6.82	7.81	7.85

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500TM Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2022 through March 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,126.30	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$1,124.60	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

Class N
Actual	$1,000.00	$1,127.40	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

* Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.19% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,155.90	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,154.30	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,153.10	$7.52
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,156.10	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period* 10/1/2022 – 3/31/2023
Actual	$1,000.00	$1,092.80	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

Class N
Actual	$1,000.00	$1,092.80	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) 0.84% and 0.83% for Institutional Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 2.0%
305,200	AAR Corp.(a)	$16,648,660
427,761	Hexcel Corp.	29,194,688

		45,843,348

	Air Freight & Logistics – 0.7%
202,953	Hub Group, Inc., Class A(a)	17,035,875

	Automobile Components – 2.8%
243,892	Dorman Products, Inc.(a)	21,038,124
365,685	Gentherm, Inc.(a)	22,094,688
289,141	Patrick Industries, Inc.	19,895,792

		63,028,604

	Banks – 1.5%
714,161	Bancorp, Inc.(a)	19,889,384
209,390	Lakeland Financial Corp.	13,116,189

		33,005,573

	Beverages – 0.9%
1,283,077	Primo Water Corp.	19,695,232

	Biotechnology – 6.4%
819,712	Halozyme Therapeutics, Inc.(a)	31,304,801
682,221	Inhibrx, Inc.(a)	12,873,510
956,177	Insmed, Inc.(a)	16,302,818
411,549	PTC Therapeutics, Inc.(a)	19,935,434
562,771	Replimune Group, Inc.(a)	9,938,536
719,569	Vericel Corp.(a)	21,097,763
623,018	Xencor, Inc.(a)	17,375,972
446,537	Xenon Pharmaceuticals, Inc.(a)	15,981,559

		144,810,393

	Capital Markets – 3.1%
244,405	Focus Financial Partners, Inc., Class A(a)	12,677,287
368,147	Hamilton Lane, Inc., Class A	27,235,515
421,604	PJT Partners, Inc., Class A	30,435,593

		70,348,395

	Commercial Services & Supplies – 2.9%
541,242	Casella Waste Systems, Inc., Class A(a)	44,739,064
712,387	Driven Brands Holdings, Inc.(a)	21,592,450

		66,331,514

	Communications Equipment – 1.1%
482,757	Calix, Inc.(a)	25,870,948

	Construction & Engineering – 2.4%
287,333	Arcosa, Inc.	18,133,586
800,320	WillScot Mobile Mini Holdings Corp.(a)	37,519,001

		55,652,587

	Electronic Equipment, Instruments & Components – 3.1%
255,897	Advanced Energy Industries, Inc.	25,077,906
249,023	Itron, Inc.(a)	13,808,325
206,134	Novanta, Inc.(a)	32,793,858

		71,680,089

	Energy Equipment & Services – 3.7%
672,884	Cactus, Inc., Class A	$27,743,007
576,538	Noble Corp. PLC(a)	22,755,955
573,562	Weatherford International PLC(a)	34,040,905

		84,539,867

	Financial Services – 1.1%
740,296	EVERTEC, Inc.	24,984,990

	Food Products – 2.5%
646,822	Hostess Brands, Inc.(a)	16,092,931
535,906	Simply Good Foods Co.(a)	21,312,982
1,100,542	Sovos Brands, Inc.(a)	18,357,041

		55,762,954

	Ground Transportation – 0.9%
959,050	Marten Transport Ltd.	20,092,098

	Health Care Equipment & Supplies – 9.9%
525,851	AtriCure, Inc.(a)	21,796,524
583,105	Axonics, Inc.(a)	31,814,209
234,966	CONMED Corp.	24,403,569
168,272	Inspire Medical Systems, Inc.(a)	39,387,427
294,784	LivaNova PLC(a)	12,846,686
485,219	Merit Medical Systems, Inc.(a)	35,881,945
466,853	NuVasive, Inc.(a)	19,285,697
419,945	PROCEPT BioRobotics Corp.(a)	11,926,438
197,104	STAAR Surgical Co.(a)	12,604,801
636,915	Treace Medical Concepts, Inc.(a)	16,043,889

		225,991,185

	Health Care Providers & Services – 4.9%
295,297	Acadia Healthcare Co., Inc.(a)	21,335,208
896,197	Alignment Healthcare, Inc.(a)	5,699,813
306,481	Ensign Group, Inc.	29,281,195
171,453	ModivCare, Inc.(a)	14,415,768
1,279,280	Option Care Health, Inc.(a)	40,642,726

		111,374,710

	Health Care Technology – 1.3%
927,345	Evolent Health, Inc., Class A(a)	30,092,345

	Hotels, Restaurants & Leisure – 3.2%
1,202,532	Life Time Group Holdings, Inc.(a)	19,192,411
268,620	Papa John’s International, Inc.	20,127,697
307,610	Texas Roadhouse, Inc.	33,240,336

		72,560,444

	Household Durables – 0.9%
186,536	Installed Building Products, Inc.	21,270,700

	Insurance – 2.2%
965,822	BRP Group, Inc., Class A(a)	24,589,828
84,957	Kinsale Capital Group, Inc.	25,499,844

		50,089,672

	Interactive Media & Services – 0.9%
271,801	Shutterstock, Inc.	19,732,753

	IT Services – 0.5%
899,026	Grid Dynamics Holdings, Inc.(a)	10,302,838

	Leisure Products – 2.1%
337,571	Malibu Boats, Inc., Class A(a)	19,055,883
1,377,576	Topgolf Callaway Brands Corp.(a)	29,783,193

		48,839,076

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 0.8%
99,322	Medpace Holdings, Inc.(a)	$18,677,502

	Machinery – 4.2%
348,447	Albany International Corp., Class A	31,137,224
73,208	ESCO Technologies, Inc.	6,987,703
343,727	Helios Technologies, Inc.	22,479,746
153,292	RBC Bearings, Inc.(a)	35,675,647

		96,280,320

	Oil, Gas & Consumable Fuels – 1.8%
249,023	Denbury, Inc.(a)	21,821,885
857,060	Magnolia Oil & Gas Corp., Class A	18,752,473

		40,574,358

	Personal Care Products – 3.6%
849,365	BellRing Brands, Inc.(a)	28,878,410
330,388	elf Beauty, Inc.(a)	27,207,452
179,148	Inter Parfums, Inc.	25,482,011

		81,567,873

	Pharmaceuticals – 1.1%
694,021	Supernus Pharmaceuticals, Inc.(a)	25,144,381

	Professional Services – 6.6%
140,569	FTI Consulting, Inc.(a)	27,741,292
289,764	Huron Consulting Group, Inc.(a)	23,288,333
136,670	ICF International, Inc.	14,992,699
738,449	KBR, Inc.	40,651,617
469,316	WNS Holdings Ltd., ADR(a)	43,726,172

		150,400,113

	Semiconductors & Semiconductor Equipment – 6.1%
526,672	MACOM Technology Solutions Holdings, Inc.(a)	37,309,445
556,530	MaxLinear, Inc.(a)	19,595,421
865,216	Rambus, Inc.(a)	44,350,972
210,135	Silicon Laboratories, Inc.(a)	36,792,537

		138,048,375

	Software – 4.3%
845,876	Box, Inc., Class A(a)	22,661,018
373,585	Envestnet, Inc.(a)	21,918,232
418,116	Model N, Inc.(a)	13,994,342
545,141	Tenable Holdings, Inc.(a)	25,899,649
535,906	Varonis Systems, Inc.(a)	13,938,915

		98,412,156

	Specialty Retail – 0.9%
255,179	Boot Barn Holdings, Inc.(a)	19,556,919

	Technology Hardware, Storage & Peripherals – 1.3%
1,173,802	Pure Storage, Inc., Class A(a)	29,943,689

	Textiles, Apparel & Luxury Goods – 1.8%
225,013	Columbia Sportswear Co.	20,305,173
193,411	Oxford Industries, Inc.	20,422,268

		40,727,441

	Trading Companies & Distributors – 3.3%
212,906	Applied Industrial Technologies, Inc.	$30,260,330
248,304	McGrath RentCorp	23,169,246
164,476	SiteOne Landscape Supply, Inc.(a)	22,511,830

		75,941,406

	Total Common Stocks

	(Identified Cost $1,923,593,448)	2,204,210,723

Principal Amount

Short-Term Investments – 3.3%

$76,113,475	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $76,126,795 on 4/03/2023 collateralized by $79,636,000 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $77,635,783 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $76,113,475)	76,113,475

	Total Investments – 100.1%

	(Identified Cost $1,999,706,923)	2,280,324,198

	Other assets less liabilities—(0.1)%	(2,352,201)

	Net Assets – 100.0%	$2,277,971,997

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2023 (Unaudited)

Health Care Equipment & Supplies	9.9%
Professional Services	6.6
Biotechnology	6.4
Semiconductors & Semiconductor Equipment	6.1
Health Care Providers & Services	4.9
Software	4.3
Machinery	4.2
Energy Equipment & Services	3.7
Personal Care Products	3.6
Trading Companies & Distributors	3.3
Hotels, Restaurants & Leisure	3.2
Electronic Equipment, Instruments & Components	3.1
Capital Markets	3.1
Commercial Services & Supplies	2.9
Automobile Components	2.8
Food Products	2.5
Construction & Engineering	2.4
Insurance	2.2
Leisure Products	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	3.3

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 101.9% of Net Assets

	Aerospace & Defense – 2.4%
298,107	Leonardo DRS, Inc.(a)	$3,866,448
27,058	Moog, Inc., Class A	2,726,093
41,639	V2X, Inc.(a)	1,653,901

		8,246,442

	Automobile Components – 0.4%
13,843	LCI Industries	1,520,930

	Banks – 10.5%
89,450	Ameris Bancorp	3,272,081
95,671	Atlantic Union Bankshares Corp.	3,353,269
135,982	Cadence Bank	2,822,986
195,802	Home BancShares, Inc.	4,250,861
197,736	OceanFirst Financial Corp.	3,654,161
48,950	Pinnacle Financial Partners, Inc.	2,700,082
58,620	Popular, Inc.	3,365,374
48,639	Prosperity Bancshares, Inc.	2,992,271
49,187	SouthState Corp.	3,505,066
59,970	Wintrust Financial Corp.	4,374,812
69,445	WSFS Financial Corp.	2,611,827

		36,902,790

	Biotechnology – 1.8%
87,465	Alkermes PLC(a)	2,465,638
16,807	United Therapeutics Corp.(a)	3,764,096

		6,229,734

	Building Products – 3.1%
73,771	Griffon Corp.	2,361,410
211,970	Janus International Group, Inc.(a)	2,090,024
126,741	Quanex Building Products Corp.	2,728,734
45,865	UFP Industries, Inc.	3,644,891

		10,825,059

	Capital Markets – 0.9%
51,735	Stifel Financial Corp.	3,057,021

	Chemicals – 4.7%
30,379	Ashland, Inc.	3,120,227
55,017	Cabot Corp.	4,216,503
227,340	Ecovyst, Inc.(a)	2,512,107
261,056	LSB Industries, Inc.(a)	2,696,708
115,886	Valvoline, Inc.	4,049,057

		16,594,602

	Commercial Services & Supplies – 2.0%
37,331	Clean Harbors, Inc.(a)	5,321,907
34,320	VSE Corp.	1,540,968

		6,862,875

	Communications Equipment – 0.7%
240,635	Viavi Solutions, Inc.(a)	2,606,077

	Construction & Engineering – 3.3%
40,818	AECOM	3,441,774
62,382	Arcosa, Inc.	3,936,928
134,761	MDU Resources Group, Inc.	4,107,515

		11,486,217

	Consumer Staples Distribution & Retail – 1.0%
81,415	Andersons, Inc.	3,364,068

	Electric Utilities – 0.9%
48,424	ALLETE, Inc.	$3,117,053

	Electrical Equipment – 0.8%
20,222	Atkore, Inc.(a)	2,840,787

	Electronic Equipment, Instruments & Components – 7.6%
98,477	Kimball Electronics, Inc.(a)	2,373,296
8,309	Littelfuse, Inc.	2,227,560
74,985	Methode Electronics, Inc.	3,290,342
79,057	National Instruments Corp.	4,143,377
15,987	Rogers Corp.(a)	2,612,755
39,151	TD SYNNEX Corp.	3,789,425
215,771	TTM Technologies, Inc.(a)	2,910,751
192,673	Vontier Corp.	5,267,680

		26,615,186

	Energy Equipment & Services – 4.6%
107,429	ChampionX Corp.	2,914,549
99,535	Noble Corp. PLC(a)	3,928,646
58,170	Tidewater, Inc.(a)	2,564,134
115,821	Weatherford International PLC(a)	6,873,976

		16,281,305

	Entertainment – 0.7%
71,877	Liberty Media Corp.-Liberty Braves, Class C(a)	2,421,536

	Financial Services – 3.9%
105,928	Cannae Holdings, Inc.(a)	2,137,627
33,917	Euronet Worldwide, Inc.(a)	3,795,312
33,446	Federal Agricultural Mortgage Corp., Class C	4,454,673
133,543	International Money Express, Inc.(a)	3,442,739

		13,830,351

	Food Products – 1.1%
11,892	J&J Snack Foods Corp.	1,762,632
105,443	Nomad Foods Ltd.(a)	1,976,002

		3,738,634

	Health Care Equipment & Supplies – 4.7%
21,494	CONMED Corp.	2,232,367
52,532	Embecta Corp.	1,477,200
98,586	Inmode Ltd.(a)	3,150,809
72,045	Lantheus Holdings, Inc.(a)	5,948,035
28,510	UFP Technologies, Inc.(a)	3,701,738

		16,510,149

	Health Care Providers & Services – 2.9%
24,704	AMN Healthcare Services, Inc.(a)	2,049,444
115,389	Option Care Health, Inc.(a)	3,665,908
76,981	Tenet Healthcare Corp.(a)	4,574,211

		10,289,563

	Health Care Technology – 0.6%
162,067	Veradigm, Inc.(a)	2,114,974

	Hotels, Restaurants & Leisure – 2.1%
15,304	Churchill Downs, Inc.	3,933,893
25,212	Marriott Vacations Worldwide Corp.	3,400,091

		7,333,984

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 2.4%
82,445	KB Home	$3,312,640
66,033	Skyline Champion Corp.(a)	4,967,663

		8,280,303

	Household Products – 0.5%
25,321	Spectrum Brands Holdings, Inc.	1,676,757

	Independent Power & Renewable Electricity Producers – 0.7%
38,169	NextEra Energy Partners LP	2,318,767

	Industrial REITs – 1.1%
117,650	STAG Industrial, Inc.	3,978,923

	Insurance – 0.9%
75,448	Employers Holdings, Inc.	3,145,427

	Interactive Media & Services – 0.4%
73,581	TripAdvisor, Inc.(a)	1,461,319

	Leisure Products – 1.0%
44,896	Brunswick Corp.	3,681,472

	Life Sciences Tools & Services – 0.8%
13,664	Charles River Laboratories International, Inc.(a)	2,757,668

	Machinery – 3.9%
23,960	Albany International Corp., Class A	2,141,066
67,247	Columbus McKinnon Corp.	2,498,898
48,074	Crane Holdings Co.(a)	1,870,079
25,580	Kadant, Inc.	5,333,941
75,654	Wabash National Corp.	1,860,332

		13,704,316

	Marine Transportation – 0.9%
198,608	Genco Shipping & Trading Ltd.	3,110,201

	Media – 1.7%
60,456	John Wiley & Sons, Inc., Class A	2,343,879
55,193	Scholastic Corp.	1,888,705
75,199	Thryv Holdings, Inc.(a)	1,734,089

		5,966,673

	Metals & Mining – 0.7%
88,937	Arconic Corp.(a)	2,332,818

	Office REITs – 0.4%
98,657	Postal Realty Trust, Inc., Class A	1,501,560

	Oil, Gas & Consumable Fuels – 3.8%
112,556	Antero Resources Corp.(a)	2,598,918
77,524	California Resources Corp.	2,984,674
101,020	Delek U.S. Holdings, Inc.	2,318,409
172,362	Northern Oil & Gas, Inc.	5,231,187

		13,133,188

	Personal Care Products – 1.4%
141,514	BellRing Brands, Inc.(a)	4,811,476

	Pharmaceuticals – 2.3%
28,023	ANI Pharmaceuticals, Inc.(a)	1,113,074
75,214	Pacira BioSciences, Inc.(a)	3,069,483

	Pharmaceuticals – continued
107,532	Supernus Pharmaceuticals, Inc.(a)	$3,895,884

		8,078,441

	Professional Services – 4.9%
297,876	Alight, Inc., Class A(a)	2,743,438
30,923	Concentrix Corp.	3,758,691
52,267	CSG Systems International, Inc.	2,806,738
29,799	Insperity, Inc.	3,622,068
46,180	Korn Ferry	2,389,353
16,426	Science Applications International Corp.	1,765,138

		17,085,426

	Real Estate Management & Development – 0.9%
29,000	Colliers International Group, Inc.	3,060,950

	Retail REITs – 0.9%
46,608	Agree Realty Corp.	3,197,775

	Semiconductors & Semiconductor Equipment – 3.2%
145,025	Rambus, Inc.(a)	7,433,981
72,025	Semtech Corp.(a)	1,738,684
43,969	Tower Semiconductor Ltd.(a)	1,867,363

		11,040,028

	Specialty Retail – 0.9%
39,622	Boot Barn Holdings, Inc.(a)	3,036,630

	Technology Hardware, Storage & Peripherals – 1.1%
37,239	Super Micro Computer, Inc.(a)	3,967,815

	Textiles, Apparel & Luxury Goods – 1.1%
31,437	Crocs, Inc.(a)	3,974,894

	Trading Companies & Distributors – 4.3%
158,725	Alta Equipment Group, Inc.	2,515,792
217,818	Custom Truck One Source, Inc.(a)	1,478,984
42,448	Herc Holdings, Inc.	4,834,827
39,693	McGrath RentCorp	3,703,754
251,071	MRC Global, Inc.(a)	2,440,410

		14,973,767

	Water Utilities – 0.4%
154,784	Pure Cycle Corp.(a)	1,462,709

	Wireless Telecommunication Services – 0.6%
98,513	U.S. Cellular Corp.(a)	2,042,174

	Total Common Stocks

	(Identified Cost $268,843,763)	356,570,814

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 3.0%

$10,499,314	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $10,501,151 on 4/03/2023 collateralized by $10,985,300 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $10,709,382 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,499,314)	$10,499,314

	Total Investments – 104.9%

	(Identified Cost $279,343,077)	367,070,128

	Other assets less liabilities—(4.9)%	(17,306,457)

	Net Assets – 100.0%	$349,763,671

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2023 (Unaudited)

Banks	10.5%
Electronic Equipment, Instruments & Components	7.6
Professional Services	4.9
Chemicals	4.7
Health Care Equipment & Supplies	4.7
Energy Equipment & Services	4.6
Trading Companies & Distributors	4.3
Financial Services	3.9
Machinery	3.9
Oil, Gas & Consumable Fuels	3.8
Construction & Engineering	3.3
Semiconductors & Semiconductor Equipment	3.2
Building Products	3.1
Health Care Providers & Services	2.9
Household Durables	2.4
Aerospace & Defense	2.4
Pharmaceuticals	2.3
Hotels, Restaurants & Leisure	2.1
Commercial Services & Supplies	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	3.0

Total Investments	104.9
Other assets less liabilities	(4.9)

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.1% of Net Assets

	Aerospace & Defense – 7.2%
14,653	Axon Enterprise, Inc.(a)	$3,294,727
18,543	HEICO Corp.	3,171,595
38,925	Hexcel Corp.	2,656,631
29,693	Parsons Corp.(a)	1,328,465

		10,451,418

	Air Freight & Logistics – 1.0%
12,980	Forward Air Corp.	1,398,725

	Automobile Components – 0.8%
39,150	Gentex Corp.	1,097,375

	Banks – 1.4%
28,274	Axos Financial, Inc.(a)	1,043,876
24,671	Glacier Bancorp, Inc.	1,036,429

		2,080,305

	Biotechnology – 6.6%
48,399	Halozyme Therapeutics, Inc.(a)	1,848,358
23,999	Natera, Inc.(a)	1,332,425
10,769	Neurocrine Biosciences, Inc.(a)	1,090,038
35,001	PTC Therapeutics, Inc.(a)	1,695,449
9,120	United Therapeutics Corp.(a)	2,042,515
58,533	Xencor, Inc.(a)	1,632,485

		9,641,270

	Capital Markets – 3.1%
21,972	Hamilton Lane, Inc., Class A	1,625,489
9,651	Morningstar, Inc.	1,959,442
36,416	StepStone Group, Inc., Class A	883,816

		4,468,747

	Commercial Services & Supplies – 2.4%
36,175	Driven Brands Holdings, Inc.(a)	1,096,464
16,004	Tetra Tech, Inc.	2,351,148

		3,447,612

	Communications Equipment – 1.7%
47,466	Ciena Corp.(a)	2,492,914

	Construction & Engineering – 3.9%
11,809	MasTec, Inc.(a)	1,115,242
7,447	Valmont Industries, Inc.	2,377,678
46,775	WillScot Mobile Mini Holdings Corp.(a)	2,192,812

		5,685,732

	Consumer Staples Distribution & Retail – 4.7%
44,153	BJ’s Wholesale Club Holdings, Inc.(a)	3,358,719
6,916	Casey’s General Stores, Inc.	1,497,037
32,572	Performance Food Group Co.(a)	1,965,395

		6,821,151

	Distributors – 0.7%
2,960	Pool Corp.	1,013,622

	Electronic Equipment, Instruments & Components – 4.5%
21,168	Advanced Energy Industries, Inc.	2,074,464
25,269	Coherent Corp.(a)	962,244
46,919	Napco Security Technologies, Inc.(a)	1,763,216
31,719	Trimble, Inc.(a)	1,662,710

		6,462,634

	Energy Equipment & Services – 2.9%
93,630	ChampionX Corp.	2,540,182
90,413	NOV, Inc.	1,673,545

		4,213,727

	Financial Services – 1.4%
11,243	WEX, Inc.(a)	2,067,475

	Food Products – 1.5%
53,530	Simply Good Foods Co.(a)	2,128,888

	Health Care Equipment & Supplies – 7.1%
33,376	Axonics, Inc.(a)	1,820,995
21,586	CONMED Corp.	2,241,922
44,249	Envista Holdings Corp.(a)	1,808,899
6,370	Insulet Corp.(a)	2,031,775
17,790	LivaNova PLC(a)	775,288
97,377	Paragon 28, Inc.(a)	1,662,225

		10,341,104

	Health Care Providers & Services – 1.3%
25,961	Acadia Healthcare Co., Inc.(a)	1,875,682

	Health Care Technology – 1.0%
46,196	Evolent Health, Inc., Class A(a)	1,499,060

	Hotels, Restaurants & Leisure – 5.9%
10,487	Churchill Downs, Inc.	2,695,684
20,396	Light & Wonder, Inc.(a)	1,224,780
24,851	Planet Fitness, Inc., Class A(a)	1,930,177
25,639	Texas Roadhouse, Inc.	2,770,550

		8,621,191

	Insurance – 2.5%
7,865	Kinsale Capital Group, Inc.	2,360,680
9,763	Reinsurance Group of America, Inc.	1,296,136

		3,656,816

	IT Services – 0.8%
17,967	Endava PLC, ADR(a)	1,207,023

	Leisure Products – 0.8%
56,168	Topgolf Callaway Brands Corp.(a)	1,214,352

	Machinery – 3.2%
19,945	Ingersoll Rand, Inc.	1,160,400
10,198	Middleby Corp.(a)	1,495,129
8,847	RBC Bearings, Inc.(a)	2,058,962

		4,714,491

	Metals & Mining – 1.0%
37,574	ATI, Inc.(a)	1,482,670

	Oil, Gas & Consumable Fuels – 3.0%
8,252	Chord Energy Corp.	1,110,719
81,405	Magnolia Oil & Gas Corp., Class A	1,781,141
29,644	Matador Resources Co.	1,412,537

		4,304,397

	Professional Services – 4.8%
8,945	ExlService Holdings, Inc.(a)	1,447,569
13,946	FTI Consulting, Inc.(a)	2,752,243
50,329	KBR, Inc.	2,770,612

		6,970,424

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 6.0%
28,776	Allegro MicroSystems, Inc.(a)	1,380,960
3,362	Monolithic Power Systems, Inc.	1,682,816
16,986	Nova Ltd.(a)	1,774,527
20,186	Power Integrations, Inc.	1,708,543
11,999	Silicon Laboratories, Inc.(a)	2,100,905

		8,647,751

	Software – 4.9%
75,197	Box, Inc., Class A(a)	2,014,528
48,962	PagerDuty, Inc.(a)	1,712,691
9,249	Paylocity Holding Corp.(a)	1,838,516
4,568	Tyler Technologies, Inc.(a)	1,619,995

		7,185,730

	Specialty Retail – 2.0%
13,865	Five Below, Inc.(a)	2,855,774

	Technology Hardware, Storage & Peripherals – 2.7%
38,957	Avid Technology, Inc.(a)	1,245,845
102,718	Pure Storage, Inc., Class A(a)	2,620,336

		3,866,181

	Textiles, Apparel & Luxury Goods – 4.1%
17,259	Columbia Sportswear Co.	1,557,452
6,756	Deckers Outdoor Corp.(a)	3,037,160
28,454	Skechers USA, Inc., Class A(a)	1,352,134

		5,946,746

	Trading Companies & Distributors – 1.2%
12,868	SiteOne Landscape Supply, Inc.(a)	1,761,243

	Total Common Stocks

	(Identified Cost $137,498,324)	139,622,230

Principal Amount

Short-Term Investments – 2.9%

$4,238,844	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $4,239,586 on 4/03/2023 collateralized by $4,231,000 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $4,323,687 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,238,844)	4,238,844

	Total Investments – 99.0%

	(Identified Cost $141,737,168)	143,861,074

	Other assets less liabilities—1.0%	1,388,268

	Net Assets – 100.0%	$145,249,342

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2023 (Unaudited)

Aerospace & Defense	7.2%
Health Care Equipment & Supplies	7.1
Biotechnology	6.6
Semiconductors & Semiconductor Equipment	6.0
Hotels, Restaurants & Leisure	5.9
Software	4.9
Professional Services	4.8
Consumer Staples Distribution & Retail	4.7
Electronic Equipment, Instruments & Components	4.5
Textiles, Apparel & Luxury Goods	4.1
Construction & Engineering	3.9
Machinery	3.2
Capital Markets	3.1
Oil, Gas & Consumable Fuels	3.0
Energy Equipment & Services	2.9
Technology Hardware, Storage & Peripherals	2.7
Insurance	2.5
Commercial Services & Supplies	2.4
Specialty Retail	2.0
Other Investments, less than 2% each	14.6
Short-Term Investments	2.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,999,706,923	$279,343,077	$141,737,168
Net unrealized appreciation	280,617,275	87,727,051	2,123,906

Investments at value	2,280,324,198	367,070,128	143,861,074
Cash	—	1,872,504	—
Receivable for Fund shares sold	15,123,535	197,181	1,524,481
Receivable for securities sold	—	1,603,511	—
Dividends and interest receivable	426,625	265,435	28,321
Prepaid expenses (Note 7)	544	446	430

TOTAL ASSETS	2,295,874,902	371,009,205	145,414,306

LIABILITIES
Payable for securities purchased	2,940,532	3,425,449	—
Payable for Fund shares redeemed	13,011,794	17,197,849	3,505
Management fees payable (Note 5)	1,435,467	223,033	73,842
Deferred Trustees’ fees (Note 5)	296,687	297,173	40,400
Administrative fees payable (Note 5)	88,703	14,459	5,576
Payable to distributor (Note 5d)	15,501	4,298	263
Audit and tax services fees payable	25,401	25,835	25,166
Other accounts payable and accrued expenses	88,820	57,438	16,212

TOTAL LIABILITIES	17,902,905	21,245,534	164,964

NET ASSETS	$2,277,971,997	$349,763,671	$145,249,342

NET ASSETS CONSIST OF:
Paid-in capital	$1,997,252,776	$217,868,091	$159,082,198
Accumulated earnings (loss)	280,719,221	131,895,580	(13,832,856)

NET ASSETS	$2,277,971,997	$349,763,671	$145,249,342

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$1,008,493,710	$206,788,682	$118,372,301

Shares of beneficial interest	40,322,102	8,938,122	10,471,176

Net asset value, offering and redemption price per share	$25.01	$23.14	$11.30

Retail Class:
Net assets	$68,395,550	$69,488,908	$—

Shares of beneficial interest	3,149,736	3,093,515	—

Net asset value, offering and redemption price per share	$21.71	$22.46	$—

Admin Class shares:
Net assets	$—	$5,866,506	$—

Shares of beneficial interest	—	284,800	—

Net asset value, offering and redemption price per share	$—	$20.60	$—

Class N shares:
Net assets	$1,201,082,737	$67,619,575	$26,877,041

Shares of beneficial interest	47,237,138	2,921,681	2,376,042

Net asset value, offering and redemption price per share	$25.43	$23.14	$11.31

See accompanying notes to financial statements.

|  14

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$4,347,338	$2,515,730	$344,776
Interest	572,904	88,475	33,977
Less net foreign taxes withheld	(28,341)	(8,095)	—

	4,891,901	2,596,110	378,753

Expenses
Management fees (Note 5)	8,175,084	1,648,392	559,875
Service and distribution fees (Note 5)	85,103	105,282	—
Administrative fees (Note 5)	505,663	101,968	34,632
Trustees’ fees and expenses (Note 5)	66,544	28,918	12,755
Transfer agent fees and expenses (Notes 5 and 6)	604,474	164,098	8,595
Audit and tax services fees	21,642	21,937	21,622
Custodian fees and expenses	26,776	7,294	5,977
Legal fees (Note 7)	31,881	6,984	2,709
Registration fees	53,964	45,533	20,591
Shareholder reporting expenses	61,780	37,994	2,691
Miscellaneous expenses	54,134	27,788	21,047

Total expenses	9,687,045	2,196,188	690,494
Less waiver and/or expense reimbursement (Note 5)	—	(131,681)	(63,484)

Net expenses	9,687,045	2,064,507	627,010

Net investment income (loss)	(4,795,144)	531,603	(248,257)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	22,347,516	45,270,233	(9,063,273)
Net change in unrealized appreciation (depreciation) on:
Investments	229,220,482	22,153,148	25,073,728

Net realized and unrealized gain on investments	251,567,998	67,423,381	16,010,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,772,854	$67,954,984	$15,762,198

See accompanying notes to financial statements.

15  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income (loss)	$(4,795,144)	$(11,256,808)	$531,603	$2,371,925
Net realized gain on investments	22,347,516	55,541,403	45,270,233	53,239,567
Net change in unrealized appreciation (depreciation) on investments	229,220,482	(710,299,435)	22,153,148	(140,778,533)

Net increase (decrease) in net assets resulting from operations	246,772,854	(666,014,840)	67,954,984	(85,167,041)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(26,863,859)	(225,523,167)	(33,629,482)	(63,922,055)
Retail Class	(2,219,963)	(19,793,925)	(7,869,701)	(14,932,854)
Admin Class	—	—	(890,318)	(1,673,437)
Class N	(32,585,425)	(252,701,386)	(8,423,867)	(19,629,374)

Total distributions	(61,669,247)	(498,018,478)	(50,813,368)	(100,157,720)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	115,773,714	261,184,927	(89,079,919)	14,383,874

Net increase (decrease) in net assets	300,877,321	(902,848,391)	(71,938,303)	(170,940,887)
NET ASSETS
Beginning of the period	1,977,094,676	2,879,943,067	421,701,974	592,642,861

End of the period	$2,277,971,997	$1,977,094,676	$349,763,671	$421,701,974

See accompanying notes to financial statements.

|  16

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment loss	$(248,257)	$(596,324)
Net realized loss on investments	(9,063,273)	(6,038,711)
Net change in unrealized appreciation (depreciation) on investments	25,073,728	(41,617,706)

Net increase (decrease) in net assets resulting from operations	15,762,198	(48,252,741)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(7,348,311)
Class N	—	(901,138)

Total distributions	—	(8,249,449)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(23,893,064)	130,096,993

Net increase (decrease) in net assets	(8,130,866)	73,594,803
NET ASSETS
Beginning of the period	153,380,208	79,785,405

End of the period	$145,249,342	$153,380,208

See accompanying notes to financial statements.

17  |

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$22.88		$36.57		$28.51	$26.30	$31.55	$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.15	)(b)	(0.26)	(0.17)	(0.16)	(0.16)
Net realized and unrealized gain (loss)	2.91		(7.06)		8.94	4.73	(2.51)	7.54

Total from Investment Operations	2.85		(7.21)		8.68	4.56	(2.67)	7.38

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.72)		(6.48)		(0.62)	(2.35)	(2.58)	(3.20)

Net asset value, end of the period	$25.01		$22.88		$36.57	$28.51	$26.30	$31.55

Total return	12.63	%(c)	(24.77	)%(b)	30.53%	17.98%	(6.88)%	29.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,008,494		$883,458		$1,299,777	$1,037,625	$908,616	$926,914
Net expenses	0.94	%(d)	0.93%		0.92%	0.94%	0.95%	0.94%
Gross expenses	0.94	%(d)	0.93%		0.92%	0.94%	0.95%	0.94%
Net investment loss	(0.49	)%(d)	(0.51	)%(b)	(0.72)%	(0.66)%	(0.62)%	(0.58)%
Portfolio turnover rate	15%		34%		52%	52%	67%	41%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$19.98		$32.79		$25.67	$23.95	$29.09		$25.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.19	)(b)	(0.30)	(0.21)	(0.21)		(0.22)
Net realized and unrealized gain (loss)	2.53		(6.14)		8.04	4.28	(2.35)		6.98

Total from Investment Operations	2.45		(6.33)		7.74	4.07	(2.56)		6.76

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.72)		(6.48)		(0.62)	(2.35)	(2.58)		(3.20)

Net asset value, end of the period	$21.71		$19.98		$32.79	$25.67	$23.95		$29.09

Total return	12.46	%(c)	(24.94	)%(b)	30.20%	17.67%	(7.11	)%(d)	29.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$68,396		$62,909		$105,027	$98,205	$95,635		$136,415
Net expenses	1.19	%(e)	1.18%		1.17%	1.19%	1.19	%(f)	1.19%
Gross expenses	1.19	%(e)	1.18%		1.17%	1.19%	1.20%		1.19%
Net investment loss	(0.74	)%(e)	(0.76	)%(b)	(0.92)%	(0.91)%	(0.86)%		(0.82)%
Portfolio turnover rate	15%		34%		52%	52%	67%		41%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  18

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund – Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$23.23		$37.01		$28.81	$26.53	$31.76	$27.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.11	)(b)	(0.22)	(0.14)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	2.97		(7.19)		9.04	4.77	(2.52)	7.58

Total from Investment Operations	2.92		(7.30)		8.82	4.63	(2.65)	7.46

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.72)		(6.48)		(0.62)	(2.35)	(2.58)	(3.20)

Net asset value, end of the period	$25.43		$23.23		$37.01	$28.81	$26.53	$31.76

Total return	12.74	%(c)	(24.69	)%(b)	30.66%	18.09%	(6.76)%	29.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,201,083		$1,030,728		$1,475,139	$1,066,067	$629,914	$517,734
Net expenses	0.83	%(d)	0.82%		0.82%	0.82%	0.82%	0.82%
Gross expenses	0.83	%(d)	0.82%		0.82%	0.82%	0.82%	0.82%
Net investment loss	(0.38	)%(d)	(0.39	)%(b)	(0.62)%	(0.54)%	(0.49)%	(0.43)%
Portfolio turnover rate	15%		34%		52%	52%	67%	41%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$22.57		$32.05	$22.34	$28.66	$35.27	$37.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.13	0.04	0.12	0.10	0.09
Net realized and unrealized gain (loss)	3.39		(4.18)	11.79	(4.03)	(2.49)	2.11

Total from Investment Operations	3.42		(4.05)	11.83	(3.91)	(2.39)	2.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.05)	(0.13)	(0.12)	(0.08)	(0.05)
Net realized capital gains	(2.72)		(5.38)	(1.99)	(2.29)	(4.14)	(4.25)

Total Distributions	(2.85)		(5.43)	(2.12)	(2.41)	(4.22)	(4.30)

Net asset value, end of the period	$23.14		$22.57	$32.05	$22.34	$28.66	$35.27

Total return(b)	15.59	%(c)	(16.18)%	55.05%	(15.31)%	(4.11)%	6.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$206,789		$276,020	$378,856	$295,006	$433,360	$587,198
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.97	%(e)	0.93%	0.94%	0.95%	0.93%	0.92%
Net investment income	0.28	%(e)	0.48%	0.12%	0.48%	0.36%	0.26%
Portfolio turnover rate	14%		28%	23%	23%	24%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

19  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$21.95		$31.33	$21.87	$28.11	$34.66	$36.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	0.06	(0.04)	0.05	0.03	0.00 (b)
Net realized and unrealized gain (loss)	3.30		(4.06)	11.55	(3.96)	(2.44)	2.08

Total from Investment Operations	3.30		(4.00)	11.51	(3.91)	(2.41)	2.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		—	(0.06)	(0.04)	—	—
Net realized capital gains	(2.72)		(5.38)	(1.99)	(2.29)	(4.14)	(4.25)

Total Distributions	(2.79)		(5.38)	(2.05)	(2.33)	(4.14)	(4.25)

Net asset value, end of the period	$22.46		$21.95	$31.33	$21.87	$28.11	$34.66

Total return(c)	15.43	%(d)	(16.40)%	54.69%	(15.56)%	(4.33)%	5.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,489		$63,738	$92,036	$83,163	$134,434	$208,310
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.22	%(f)	1.18%	1.19%	1.20%	1.18%	1.17%
Net investment income (loss)	0.04	%(f)	0.23%	(0.12)%	0.23%	0.10%	0.01%
Portfolio turnover rate	14%		28%	23%	23%	24%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

	Small Cap Value Fund – Admin Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$20.31		$29.44	$20.65	$26.68	$33.25	$35.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.01)	(0.10)	(0.01)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	3.04		(3.74)	10.88	(3.73)	(2.39)	2.00

Total from Investment Operations	3.02		(3.75)	10.78	(3.74)	(2.43)	1.92

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—	—	—	—	—
Net realized capital gains	(2.72)		(5.38)	(1.99)	(2.29)	(4.14)	(4.25)

Total Distributions	(2.73)		(5.38)	(1.99)	(2.29)	(4.14)	(4.25)

Net asset value, end of the period	$20.60		$20.31	$29.44	$20.65	$26.68	$33.25

Total return(b)	15.31	%(c)	(16.63)%	54.29%	(15.74)%	(4.60)%	5.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,867		$6,776	$9,440	$7,662	$13,357	$24,530
Net expenses(d)	1.40	%(e)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.47	%(e)	1.43%	1.43%	1.45%	1.43%	1.42%
Net investment loss	(0.23	)%(e)	(0.02)%	(0.38)%	(0.03)%	(0.15)%	(0.24)%
Portfolio turnover rate	14%		28%	23%	23%	24%	19%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  20

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$22.58		$32.07	$22.35	$28.68	$35.31	$37.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.15	0.05	0.13	0.12	0.12
Net realized and unrealized gain (loss)	3.39		(4.19)	11.80	(4.03)	(2.50)	2.11

Total from Investment Operations	3.43		(4.04)	11.85	(3.90)	(2.38)	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.07)	(0.14)	(0.14)	(0.11)	(0.08)
Net realized capital gains	(2.72)		(5.38)	(1.99)	(2.29)	(4.14)	(4.25)

Total Distributions	(2.87)		(5.45)	(2.13)	(2.43)	(4.25)	(4.33)

Net asset value, end of the period	$23.14		$22.58	$32.07	$22.35	$28.68	$35.31

Total return	15.61	%(b)(c)	(16.16)%	55.15%	(15.28)%	(4.07)%	6.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$67,620		$75,168	$112,310	$92,818	$141,821	$153,646
Net expenses	0.85	%(d)(e)	0.84%	0.85%	0.85%	0.83%	0.83%
Gross expenses	0.88	%(e)	0.84%	0.85%	0.85%	0.83%	0.83%
Net investment income	0.34	%(e)	0.53%	0.17%	0.53%	0.43%	0.33%
Portfolio turnover rate	14%		28%	23%	23%	24%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$10.34		$15.25		$11.81		$10.03	$15.49		$12.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.06)		(0.02	)(b)	(0.04)	(0.04)		(0.05)
Net realized and unrealized gain (loss)	0.98		(3.37)		3.56		2.06	(1.55	)(c)	3.23

Total from Investment Operations	0.96		(3.43)		3.54		2.02	(1.59)		3.18

LESS DISTRIBUTIONS FROM:
Net realized capital gains	—		(1.48)		(0.10)		(0.24)	(3.87)		—

Net asset value, end of the period	$11.30		$10.34		$15.25		$11.81	$10.03		$15.49

Total return(d)	9.28	%(e)	(25.43)%		30.00	%(b)	20.38%	(3.27)%		25.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$118,372		$106,566		$70,526		$52,170	$34,312		$17,500
Net expenses(f)	0.84	%(g)(h)	0.84	%(h)	0.84	%(h)	0.84%	0.85%		0.85%
Gross expenses	0.93	%(g)	0.91%		0.99%		1.21%	1.30%		1.43%
Net investment loss	(0.33	)%(g)	(0.45)%		(0.14	)%(b)	(0.34)%	(0.35)%		(0.35)%
Portfolio turnover rate	34%		50%		50%		60%	67%		102%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund – Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.35		$15.26	$11.81		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.05)	(0.01	)(b)	(0.04)
Net realized and unrealized gain (loss)	0.98		(3.38)	3.56		2.20

Total from Investment Operations	0.96		(3.43)	3.55		2.16

LESS DISTRIBUTIONS FROM:
Net realized capital gains	—		(1.48)	(0.10)		(0.24)

Net asset value, end of the period	$11.31		$10.35	$15.26		$11.81

Total return(c)	9.28	%(d)	(25.41)%	30.08	%(b)	22.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,877		$46,814	$9,260		$1
Net expenses(e)	0.83	%(f)	0.83%	0.83%		0.83	%(f)
Gross expenses	0.92	%(f)	0.91%	1.00%		107.49	%(f)
Net investment loss	(0.35	)%(f)	(0.44)%	(0.08	)%(b)	(0.34	)%(f)
Portfolio turnover rate	34%		50%	50%		60	%(g)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.

See accompanying notes to financial statements.

|  22

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, capital gain distributions received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$14,122,150	$483,896,328	$498,018,478
Small Cap Value Fund	8,282,886	91,874,834	100,157,720
Small/Mid Cap Growth Fund	—	8,249,449	8,249,449

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2022, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(7,898,482)	$—	$(6,245,087)

* Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses and capital losses.

As of March 31, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,999,706,923	$279,343,077	$141,737,168

Gross tax appreciation	$400,999,349	$99,910,957	$11,280,856
Gross tax depreciation	(120,382,074)	(12,183,906)	(9,156,950)

Net tax appreciation	$280,617,275	$87,727,051	$2,123,906

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

25  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

g.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,204,210,723	$—	$—	$2,204,210,723
Short-Term Investments	—	76,113,475	—	76,113,475

Total	$2,204,210,723	$76,113,475	$—	$2,280,324,198

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$356,570,814	$—	$—	$356,570,814
Short-Term Investments	—	10,499,314	—	10,499,314

Total	$356,570,814	$10,499,314	$—	$367,070,128

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$139,622,230	$—	$—	$139,622,230
Short-Term Investments	—	4,238,844	—	4,238,844

Total	$139,622,230	$4,238,844	$—	$143,861,074

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

4.   Purchases and Sales of Securities. For the six months ended March 31, 2023, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$335,319,725	$314,267,841
Small Cap Value Fund	60,170,361	183,471,399
Small/Mid Cap Growth Fund	50,708,121	75,815,932

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	0.83%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2023, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Small Cap Growth Fund	$8,175,084	$—	$—	$8,175,084	0.75%	0.75%
Small Cap Value Fund	1,648,392	131,681	—	1,516,711	0.75%	0.69%
Small/Mid Cap Growth Fund	559,875	58,204	4,192	497,479	0.75%	0.67%

1Waiver/expense reimbursements are subject to possible recovery until September 30, 2024.

2In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed limitations, the Adviser may voluntarily waive additional advisory fees for Small/Mid Cap Growth Fund. Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$85,103	$—
Small Cap Value Fund	8,667	87,948	8,667

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$505,663
Small Cap Value Fund	101,968
Small/Mid Cap Growth Fund	34,632

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$584,486
Small Cap Value Fund	151,415
Small/Mid Cap Growth Fund	5,615

As of March 31, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$15,501
Small Cap Value Fund	4,298
Small/Mid Cap Growth Fund	263

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2023, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Loomis Sayles non-qualified retirement plans held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Non- Qualified Retirement Plans	Total Affiliated Ownership
Small Cap Growth Fund	0.09%	1.08%	—	1.17%
Small Cap Value Fund	0.59%	7.45%	8.74%	16.78%

Investment activities of affiliated shareholders could have material impacts on the Funds.

29  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2023, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $1,088 for transfer agency expenses related to Class N shares.

6.   Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$558,423	$39,653	$—	$6,398
Small Cap Value Fund	128,310	31,563	3,093	1,132
Small/Mid Cap Growth Fund	7,507	—	—	1,088

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2023, none of the Funds had borrowings under this agreement.

8.   Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	3	18.92%	16.78%	35.70%
Small/Mid Cap Growth Fund	6	69.92%	—	69.92%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.   Risk. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

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Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

10.   Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,014,502	$175,869,041	8,017,172	$223,956,965
Issued in connection with the reinvestment of distributions	1,053,561	25,137,956	6,623,931	211,700,835
Redeemed	(6,360,935)	(158,381,171)	(11,564,237)	(328,676,465)

Net change	1,707,128	$42,625,826	3,076,866	$106,981,335

Retail Class
Issued from the sale of shares	278,255	$5,984,214	320,387	$7,927,984
Issued in connection with the reinvestment of distributions	106,298	2,203,548	703,528	19,670,652
Redeemed	(383,934)	(8,202,278)	(1,078,080)	(27,258,549)

Net change	619	$(14,516)	(54,165)	$340,087

Class N
Issued from the sale of shares	5,579,522	$142,895,354	8,143,108	$239,198,836
Issued in connection with the reinvestment of distributions	1,325,324	32,139,099	7,685,869	249,252,745
Redeemed	(4,029,740)	(101,872,049)	(11,325,816)	(334,588,076)

Net change	2,875,106	$73,162,404	4,503,161	$153,863,505

Increase from capital share transactions	4,582,853	$115,773,714	7,525,862	$261,184,927

	Small Cap Value Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	806,371	$19,497,224	1,638,952	$45,506,016
Issued in connection with the reinvestment of distributions	1,479,594	33,157,704	2,209,266	63,052,444
Redeemed	(5,579,734)	(133,581,895)	(3,438,164)	(92,106,055)

Net change	(3,293,769)	$(80,926,967)	410,054	$16,452,405

Retail Class
Issued from the sale of shares	79,570	$1,860,361	118,433	$3,328,950
Issued in connection with the reinvestment of distributions	360,879	7,859,943	535,511	14,897,926
Redeemed	(250,661)	(5,850,339)	(687,758)	(19,095,126)

Net change	189,788	$3,869,965	(33,814)	$(868,250)

Admin Class
Issued from the sale of shares	9,788	$210,840	41,072	$1,112,201
Issued in connection with the reinvestment of distributions	44,560	890,318	64,887	1,673,437
Redeemed	(103,146)	(2,192,503)	(93,082)	(2,413,386)

Net change	(48,798)	$(1,091,345)	12,877	$372,252

Class N
Issued from the sale of shares	117,993	$2,847,939	719,077	$21,151,505
Issued in connection with the reinvestment of distributions	375,730	8,423,867	687,544	19,629,374
Redeemed	(900,643)	(22,203,378)	(1,580,215)	(42,353,412)

Net change	(406,920)	$(10,931,572)	(173,594)	$(1,572,533)

Increase (decrease) from capital share transactions	(3,559,699)	$(89,079,919)	215,523	$14,383,874

31  |

Notes to Financial Statements – continued

March 31, 2023 (Unaudited)

10.  Capital Shares – continued

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,036,810	$11,676,165	6,066,124	$75,764,451
Issued in connection with the reinvestment of distributions	—	—	493,838	7,348,311
Redeemed	(867,464)	(9,619,891)	(882,881)	(10,629,212)

Net change	169,346	$2,056,274	5,677,081	$72,483,550

Class N
Issued from the sale of shares	1,472,710	$16,052,076	4,203,057	$60,895,993
Issued in connection with the reinvestment of distributions	—	—	60,520	901,138
Redeemed	(164,898)	(1,874,747)	(348,878)	(4,183,688)
Redeemed in-kind (Note 11)	(3,453,242)	(40,126,667)	—	—

Net change	(2,145,430)	$(25,949,338)	3,914,699	$57,613,443

Increase (decrease) from capital share transactions	(1,976,084)	$(23,893,064)	9,591,780	$130,096,993

11.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Small/Mid Cap Growth Fund realized a gain of $3,963,912 on redemptions-in-kind during the six months ended March 31, 2023. This amount is included in realized gain (loss) on the Statements of Operations.

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Semiannual Report

March 31, 2023

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Ian Anderson	Class A NEFRX

Peter W. Palfrey, CFA®	Class C NECRX

Richard G. Raczkowski	Class N NERNX

Barath W. Sankaran, CFA®	Class Y NERYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20233

					Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y
NAV	6.32%	-4.25%	1.51%	2.03%	0.49%	0.49%

Class A
NAV	6.15	-4.53	1.25	1.78	0.74	0.74
With 4.25% Maximum Sales Charge	1.62	-8.58	0.36	1.34

Class C
NAV	5.74	-5.19	0.49	1.17	1.49	1.49
With CDSC[1]	4.74	-6.12	0.49	1.17

Class N
NAV	6.37	-4.15	1.60	2.13	0.38	0.38

Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	4.89	-4.78	0.91	1.36

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES CREDIT INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LOCAX

Brian P. Kennedy	Class C LOCCX

Elaine M. Stokes	Class N LOCNX

Loomis, Sayles & Company, L.P.	Class Y LOCYX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — March 31, 20233

				Expense Ratios[4]

	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 9/29/20)
NAV	6.50%	-4.33%	-2.26%	3.12%	0.57%

Class A (Inception 9//29/20)
NAV	6.50	-4.45	-2.44	3.37	0.82
With 4.25% Maximum Sales Charge	1.96	-8.53	-4.11

Class C (Inception 9/29/20)
NAV	6.23	-5.08	-3.18	4.18	1.57
With CDSC[1]	5.23	-6.00	-3.18

Class N (Inception 9/29/20)
NAV	6.66	-4.17	-2.16	1.30	0.52

Comparative Performance
Bloomberg U.S. Credit Index[2]	7.00	-5.31	-4.57

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

Bloomberg U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The Index is a subset of the U.S. Government/Credit Index and U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns — March 31, 20234

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	16.70%	-7.90%	5.20%	6.99%	—%	0.89%	0.89%

Class A
NAV	16.51	-8.17	4.93	6.73	—	1.14	1.14
With 5.75% Maximum Sales Charge	9.79	-13.44	3.69	6.10	—

Class C
NAV	16.12	-8.86	4.15	6.09	—	1.89	1.89
With CDSC[1]	15.12	-9.68	4.15	6.09	—

Class N (Inception 2/1/17)
NAV	16.75	-7.86	5.28	—	7.44	0.81	0.81

Comparative Performance
MSCI All Country World Index (Net)[2]	17.78	-7.44	6.93	8.06	8.64
Blended Index[3]	13.75	-7.50	3.83	5.00	5.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2	MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Bond Index. The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — March 31, 20233

					Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y
NAV	28.96%	-4.71%	11.90%	14.11%	0.65%	0.65%

Class A
NAV	28.81	-4.94	11.61	13.83	0.90	0.90
With 5.75% Maximum Sales Charge	21.43	-10.40	10.30	13.17

Class C
NAV	28.40	-5.63	10.78	13.15	1.65	1.65
With CDSC[1]	27.40	-6.41	10.78	13.15

Class N
NAV	29.06	-4.62	11.99	14.16	0.57	0.57

Comparative Performance
Russell 1000® Growth Index[2]	16.88	-10.90	13.66	14.59
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Loomis, Sayles & Company, L.P.	Class Y LSDIX

Investment Goal

The Fund seeks above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20234

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y1
NAV	3.98%	-1.74%	1.67%	1.67%	—%	0.44%	0.40%

Class A1
NAV	3.85	-2.10	1.40	1.40	—	0.68	0.65
With 4.25% Maximum Sales Charge	-0.57	-6.27	0.51	0.96	—

Class C (Inception 8/31/16)[1]
NAV	3.37	-2.82	0.63	0.78	—	1.43	1.40
With CDSC[2]	2.37	-3.78	0.63	0.78	—

Class N (Inception 2/01/19)	4.01	-1.80	—	—	1.44	0.37	0.35

Comparative Performance
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]	3.91	-1.66	1.40	1.32	1.06

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

3

Bloomberg U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns — March 31, 20233

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	2.61%	-0.03%	0.98%	0.84%	—%	0.48%	0.45%

Class A
NAV	2.50	-0.37	0.73	0.57	—	0.72	0.70
With 2.25% Maximum Sales Charge	0.14	-2.58	0.27	0.35	—

Class C
NAV	2.11	-1.12	-0.04	-0.03	—	1.48	1.45
With CDSC[1]	1.11	-2.09	-0.04	-0.03	—

Class N (Inception 2/1/17)
NAV	2.64	-0.07	1.04	—	0.99	0.40	0.39

Comparative Performance
Bloomberg U.S. 1-5 Year Government Bond Index[2]	2.81	-0.35	1.07	0.85	0.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg U.S. Government Index, which is comprised of the Bloomberg U.S. Treasury and U.S. Agency Indices. The Bloomberg U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg U.S. Government Index is a component of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2022 through March 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,061.50	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73
Class C
Actual	$1,000.00	$1,057.40	$7.64
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class N
Actual	$1,000.00	$1,063.70	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class Y
Actual	$1,000.00	$1,063.20	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.74%, 1.49%, 0.40% and 0.49% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

LOOMIS SAYLES CREDIT INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,065.00	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$1,062.30	$8.07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.90
Class N
Actual	$1,000.00	$1,066.60	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62
Class Y
Actual	$1,000.00	$1,065.00	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.82%, 1.57%, 0.52% and 0.57% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,165.10	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89
Class C
Actual	$1,000.00	$1,161.20	$10.35
Hypothetical (5% return before expenses)	$1,000.00	$1,015.36	$9.65
Class N
Actual	$1,000.00	$1,167.50	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18
Class Y
Actual	$1,000.00	$1,167.00	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

*

Expenses are equal to the Fund’s annualized expense ratio: 1.17%, 1.92%, 0.83% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,288.10	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63
Class C
Actual	$1,000.00	$1,284.00	$9.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.56	$8.45
Class N
Actual	$1,000.00	$1,290.60	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92
Class Y
Actual	$1,000.00	$1,289.60	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*

Expenses are equal to the Fund’s annualized expense ratio: 0.92%, 1.68%, 0.58% and 0.68% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,038.50	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$1,033.70	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class N
Actual	$1,000.00	$1,040.10	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Class Y
Actual	$1,000.00	$1,039.80	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  10

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2022	ENDING ACCOUNT VALUE 3/31/2023	EXPENSES PAID DURING PERIOD* 10/1/2022 – 3/31/2023
Class A
Actual	$1,000.00	$1,025.00	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$1,021.10	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29
Class N
Actual	$1,000.00	$1,026.40	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class Y
Actual	$1,000.00	$1,026.10	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 1.45%, 0.40% and 0.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

11  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.9% of Net Assets
Non-Convertible Bonds — 89.8%
	ABS Car Loan — 2.7%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,468,430
2,396,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	2,367,041
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,268,251
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	6,489,587
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	7,739,776
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027, 144A	1,835,732
9,895,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	9,970,546
7,300,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033, 144A	7,401,545
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028, 144A	2,008,288
253,008	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	252,498
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,428,817
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,334,907
3,455,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031, 144A	3,321,572
14,500,000	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.850%, 8/15/2035, 144A	14,493,577
4,950,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, 1/20/2027	4,944,832
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029, 144A	13,034,743
9,874,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025, 144A	9,242,600
9,930,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028, 144A	9,874,144
10,730,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029, 144A	10,719,452
1,803,071	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class B, 6.451%, 12/15/2032, 144A	1,805,851
1,143,837	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class C, 6.986%, 12/15/2032, 144A	1,150,310
4,445,837	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	4,384,663
7,475,679	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	7,339,939
9,095,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	8,827,964
	ABS Car Loan — continued
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,091,742
4,910,000	Westlake Automobile Receivables Trust, Seies 2023-2A, Class C, 6.290%, 3/15/2028, 144A	4,963,200
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027, 144A	6,764,963
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028, 144A	1,292,295

		177,817,265

	ABS Home Equity — 0.3%
2,784,916	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,634,644
11,316	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	11,161
994,037	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	923,889
2,970,000	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040, 144A	2,849,344
91,355	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	86,495
427,586	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	399,880
251,617	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	244,098
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.858%, 10/25/2053, 144A(a)	1,257,245
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,137,642
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	4,668,333
4,545,653	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	4,348,803

		21,561,534

	ABS Other — 1.4%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	2,219,134
6,965,437	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	6,047,989
11,884,563	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	10,088,853
5,242,145	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	5,090,946
8,075,200	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052, 144A	7,259,233
13,587,700	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052, 144A	11,248,455
6,665,457	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	5,821,484
9,199,926	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	7,954,327
2,312,653	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	2,298,060
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30 day USD SOFR Average + 0.760%, 5.318%, 6/16/2036, 144A(b)	13,117,734

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$19,047,400	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	$16,017,067
3,201,654	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	2,858,072

		90,021,354

	ABS Student Loan — 0.5%
3,592,951	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	3,296,454
9,112,597	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	7,934,429
3,404,917	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	2,930,973
8,467,829	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD LIBOR + 0.800%, 5.484%, 1/15/2053, 144A(b)	8,216,709
9,520,000	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053, 144A	9,458,215
2,432,709	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	2,268,301

		34,105,081

	ABS Whole Business — 0.3%
7,200,400	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	6,902,181
4,737,150	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	4,270,768
11,988,900	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051, 144A	9,965,198

		21,138,147

	Aerospace & Defense — 0.7%
15,199,000	Boeing Co., 5.705%, 5/01/2040	15,375,417
19,409,000	Boeing Co., 5.805%, 5/01/2050	19,538,400
11,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	11,272,796
1,329,000	Textron, Inc., 3.000%, 6/01/2030	1,187,277

		47,373,890

	Agency Commercial Mortgage-Backed Securities — 0.6%
1,598,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,367,181
2,103,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,799,237
1,725,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,475,836
6,107,236	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,440,685
3,650,089	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,337,114
1,258,043	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,177,310
8,680,701	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	8,053,856
	Agency Commercial Mortgage-Backed Securities — continued
2,097,562	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,973,563
2,099,256	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,977,462
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,527,374
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	156,394
6,620,615	Federal National Mortgage Association, 4.240%, 7/01/2038	6,408,265

		39,694,277

	Airlines — 0.5%
5,874,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	5,780,783
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	5,391,353
1,483,822	Continental Airlines Pass-Through Trust, Series 2012-2A, Class A, 4.000%, 4/29/2026	1,440,910
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	14,227,935
3,556,726	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,429,715
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	2,167,912
2,333,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	2,110,202

		34,548,810

	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,134,324

	Automotive — 1.2%
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,394,725
16,142,000	General Motors Co., 5.000%, 4/01/2035	14,836,116
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,835,919
11,534,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	9,976,910
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	5,486,533
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	9,873,991
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	6,835,864
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,131,928
12,381,000	Lear Corp., 5.250%, 5/15/2049	10,929,202
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,561,188

		76,862,376

	Banking — 6.4%
15,905,000	Ally Financial, Inc., 3.050%, 6/05/2023	15,755,981
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	9,611,269
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	9,866,699
3,200,000	Banco Santander SA, 2.958%, 3/25/2031	2,630,708
15,850,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	15,679,508
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	24,910,370
24,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	22,994,706
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,173,902

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	$13,334,481
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025, 144A	7,175,900
13,513,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	11,945,626
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	25,287,722
1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	1,096,313
5,040,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	5,971,896
690,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	666,813
7,695,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	7,645,675
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	7,900,517
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	6,211,322
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,024,388
10,680,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	9,203,744
12,486,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,501,095
3,320,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	3,144,820
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,301,686
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	12,808,225
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	3,408,818
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,466,314
11,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	10,006,428
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025, 144A	13,727,220
16,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	16,023,354
13,321,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	12,582,593
5,600,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,524,467
10,720,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	9,268,348
24,503,000	Societe Generale SA, 2.625%, 1/22/2025, 144A	22,961,050
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033, 144A	15,144,534
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	21,058,322
	Banking — continued
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033, 144A	605,976
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,182,919
10,388,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,203,509
15,345,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	13,391,711

		418,398,929

	Building Materials — 0.4%
14,130,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	12,048,651
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	7,466,368
9,128,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	8,245,596
17,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	16,065

		27,776,680

	Cable Satellite — 0.7%
16,255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	12,713,361
21,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	17,089,785
2,885,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,215,542
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	676,547
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,034,719
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,059,532
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,681,301

		43,470,787

	Chemicals — 1.2%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,301,782
20,998,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	19,154,375
6,925,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	6,964,748
2,795,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,825,773
6,640,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	6,730,894
6,317,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	6,315,737
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,542,228
8,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	7,144,076
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	9,103,961
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051, 144A	2,701,337
10,424,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050, 144A	8,516,095

		75,301,006

	Collateralized Mortgage Obligations — 0.1%
204,313	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 4.916%, 10/20/2060(b)	202,831
128,605	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD LIBOR + 0.520%, 5.086%, 8/20/2062(b)	127,879
706	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	620
8,811	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,795

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$10,173	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	$9,259
84,678	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	76,932
6,402,387	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	6,193,141
6,790	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD LIBOR + 0.280%, 4.846%, 5/20/2063(b)(c)	6,488

		6,624,945

	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	1,812,735

	Consumer Products — 0.3%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	1,793,145
5,250,000	Natura & Co.Luxembourg Holdings Sarl, 6.000%, 4/19/2029, 144A	4,567,027
11,615,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	9,457,261
3,225,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	2,736,606

		18,554,039

	Electric — 1.5%
3,587,000	AES Corp., 3.300%, 7/15/2025, 144A	3,399,792
1,609,000	AES Corp., 3.950%, 7/15/2030, 144A	1,440,538
10,104,000	Calpine Corp., 5.000%, 2/01/2031, 144A	8,553,214
12,220,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 5.373%, 5/13/2024(b)	12,108,051
13,354,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	11,517,825
21,248,458	Cometa Energia SA de CV, 6.375%, 4/24/2035, 144A	20,054,037
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,142,974
852,000	Edison International, 4.950%, 4/15/2025	845,474
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,691,533
1,348,000	Enel Generacion Chile SA, 4.250%, 4/15/2024	1,317,670
4,316,000	Entergy Corp., 2.800%, 6/15/2030	3,734,662
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 5/01/2023, variable rate thereafter), 4.750%, 4/30/2043	14,091,075
3,800,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	3,040,000
5,584,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	5,108,487
7,133,000	Transelec SA, 4.250%, 1/14/2025, 144A	6,881,532
3,713,000	Transelec SA, 4.625%, 7/26/2023, 144A	3,693,544

		100,620,408

	Finance Companies — 2.2%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,556,787
17,650,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	16,681,831
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	17,455,336
22,772,000	Ares Capital Corp., 2.150%, 7/15/2026	19,525,036
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	12,874,756
17,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	16,088,994
6,000,000	Navient Corp., 5.000%, 3/15/2027	5,285,371
6,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,459,008
4,325,000	OneMain Finance Corp., 3.500%, 1/15/2027	3,629,807
8,215,000	OneMain Finance Corp., 3.875%, 9/15/2028	6,510,387
4,262,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	3,603,499
13,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	11,828,873
	Finance Companies — continued
10,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	9,677,684
5,769,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	4,783,309
1,155,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	916,897

		140,877,575

	Financial Other — 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	4,096,180

	Food & Beverage — 0.8%
6,258,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	6,116,021
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	11,906,394
14,008,000	BRF SA, 5.750%, 9/21/2050, 144A	9,361,266
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	2,023,323
11,530,000	Minerva Luxembourg SA, 4.375%, 3/18/2031, 144A	9,466,803
5,634,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	4,958,484
4,996,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	4,477,665
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,275,826

		49,585,782

	Government Owned – No Guarantee — 1.7%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	5,926,619
17,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	16,445,937
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,429,061
8,230,000	Freeport Indonesia PT, 5.315%, 4/14/2032, 144A	7,761,795
6,355,000	Korea National Oil Corp., 4.875%, 4/03/2028, 144A	6,375,918
16,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	15,321,557
6,985,000	OCP SA, 3.750%, 6/23/2031, 144A	5,684,393
8,950,000	OCP SA, 5.625%, 4/25/2024, 144A	8,888,155
11,538,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	7,773,727
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	11,103,969
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,674,036
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,545,164
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	9,914,181

		110,844,512

	Health Insurance — 0.1%
7,364,000	Centene Corp., 3.375%, 2/15/2030	6,424,678

	Healthcare — 0.2%
12,395,000	HCA, Inc., 4.625%, 3/15/2052, 144A	10,291,469

	Home Construction — 0.2%
4,091,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	3,680,488
8,905,000	NVR, Inc., 3.000%, 5/15/2030	7,832,291

		11,512,779

	Independent Energy — 0.7%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,529,448
8,277,000	Devon Energy Corp., 4.500%, 1/15/2030	7,904,992
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,120,749
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,632,537
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,413,864
601,000	EQT Corp., 5.000%, 1/15/2029	569,852

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	$8,816,752
5,835,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	6,239,074

		43,227,268

	Industrial Other — 0.1%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,158,432

	Life Insurance — 0.2%
13,671,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,202,608
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	1,691,171

		14,893,779

	Lodging — 0.1%
6,397,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	5,397,469
2,240,000	Marriott International, Inc., 4.900%, 4/15/2029	2,220,371

		7,617,840

	Media Entertainment — 0.9%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,926,224
5,553,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	4,608,990
12,303,000	Prosus NV, 3.680%, 1/21/2030, 144A	10,446,631
13,750,000	Prosus NV, 3.832%, 2/08/2051, 144A	8,815,010
15,925,000	Warnermedia Holdings, Inc., 3.528%, 3/15/2024, 144A	15,569,235
19,300,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062, 144A	15,599,225

		56,965,315

	Metals & Mining — 1.0%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,587,850
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	3,329,146
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	2,543,493
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	7,742,691
9,977,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	8,749,829
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	10,887,802
24,912,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	20,865,046
5,290,000	POSCO, 5.625%, 1/17/2026, 144A	5,351,901
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	3,095,192

		64,152,950

	Midstream — 0.7%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	495,306
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,116
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,688,612
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,865,237
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,406,370
275,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	278,083
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	2,369,890
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	1,866,506
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	890,177
	Midstream — continued
12,960,000	Sempra Global, 3.250%, 1/15/2032, 144A	10,825,115
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	948,195
1,570,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,591,291
12,346,000	Williams Cos., Inc., 3.500%, 11/15/2030	11,181,801

		45,517,699

	Mortgage Related — 22.1%
47,590,161	Federal Home Loan Mortgage Corp., 1.500%, with various maturities from 2050 to 2051(d)	36,314,101
175,425,610	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2052(d)	144,892,058
43,373,293	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2051(d)	37,296,905
55,588,452	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2042 to 2052(d)	50,139,782
16,311,535	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2043 to 2052(d)	15,325,133
61,586,037	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2044 to 2052(d)	58,945,839
25,375,584	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2041 to 2052(d)	24,945,349
14,231,974	Federal Home Loan Mortgage Corp., 5.000%, with various maturities from 2048 to 2052(d)	14,408,356
4,007	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	4,171
266,401,567	Federal National Mortgage Association, 2.000%, with various maturities from 2037 to 2052(d)	225,060,173
484,376,568	Federal National Mortgage Association, 2.500%, with various maturities from 2045 to 2062(d)	408,941,497
64,253,749	Federal National Mortgage Association, 3.000%, with various maturities from 2045 to 2052(d)	58,264,292
113,728,960	Federal National Mortgage Association, 3.500%, with various maturities from 2043 to 2052(d)	105,865,414
38,194,523	Federal National Mortgage Association, 4.000%, with various maturities from 2041 to 2052(d)	36,779,541
36,241,320	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2053(d)	35,651,962
119,373,429	Federal National Mortgage Association, 5.000%, with various maturities from 2048 to 2052(d)	119,252,366
3,108,925	Federal National Mortgage Association, 5.500%, 4/01/2050	3,182,822
1,886,899	Federal National Mortgage Association, 6.000%, with various maturities from 2034 to 2049(d)	1,956,496
4,528	Federal National Mortgage Association, 6.500%, with various maturities from 2029 to 2031(d)	4,670

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$16,563	Federal National Mortgage Association, 7.000%, with various maturities in 2030(d)	$16,680
9,349	Federal National Mortgage Association, 7.500%, with various maturities from 2024 to 2032(d)	9,656
4,433	Government National Mortgage Association, 3.660%, 7/20/2063(a)	4,342
1,114	Government National Mortgage Association, 3.890%, 12/20/2062(a)	1,061
4,729,516	Government National Mortgage Association, 4.388%, with various maturities from 2063 to 2066(a)(d)	4,688,984
5,346,045	Government National Mortgage Association, 4.389%, 12/20/2066(a)	5,316,649
17,854	Government National Mortgage Association, 4.390%, 11/20/2062(a)	17,004
2,459,189	Government National Mortgage Association, 4.421%, 2/20/2066(a)	2,443,766
2,252	Government National Mortgage Association, 4.422%, 5/20/2063(a)	2,216
1,204,801	Government National Mortgage Association, 4.447%, 2/20/2066(a)	1,195,354
1,475,132	Government National Mortgage Association, 4.450%, 6/20/2066(a)	1,468,161
1,478,146	Government National Mortgage Association, 4.454%, 10/20/2066(a)	1,470,317
1,698,847	Government National Mortgage Association, 4.491%, 9/20/2066(a)	1,691,154
2,300,349	Government National Mortgage Association, 4.508%, 12/20/2064(a)	2,281,653
2,718,917	Government National Mortgage Association, 4.522%, 6/20/2066(a)	2,699,205
2,585,181	Government National Mortgage Association, 4.526%, 12/20/2064(a)	2,565,321
1,642,648	Government National Mortgage Association, 4.535%, 6/20/2064(a)	1,629,994
2,482,259	Government National Mortgage Association, 4.542%, 2/20/2065(a)	2,464,489
3,515,768	Government National Mortgage Association, 4.594%, 10/20/2064(a)	3,488,348
1,303,520	Government National Mortgage Association, 4.614%, 4/20/2066(a)	1,295,432
984,512	Government National Mortgage Association, 4.615%, 1/20/2065(a)	978,449
1,222,355	Government National Mortgage Association, 4.619%, 3/20/2065(a)	1,216,497
3,305,089	Government National Mortgage Association, 4.626%, 2/20/2065(a)	3,283,693
973,384	Government National Mortgage Association, 4.628%, 1/20/2064(a)	967,298
2,749,142	Government National Mortgage Association, 4.631%, 3/20/2066(a)	2,742,110
2,427,553	Government National Mortgage Association, 4.654%, 6/20/2064(a)	2,410,185
2,618	Government National Mortgage Association, 4.657%, 5/20/2063(a)	2,589
4,295,333	Government National Mortgage Association, 4.659%, 12/20/2066(a)	4,304,462
243,169	Government National Mortgage Association, 4.673%, 1/20/2064(a)	241,882
3,411	Government National Mortgage Association, 4.677%, 8/20/2061(a)	3,386
2,335,531	Government National Mortgage Association, 4.693%, 1/20/2065(a)	2,323,977
	Mortgage Related — continued
1,271,418	Government National Mortgage Association, 4.700%, with various maturities from 2062 to 2066(a)(d)	1,268,561
1,855,797	Government National Mortgage Association, 4.723%, 1/20/2064(a)	1,843,948
79,102	Government National Mortgage Association, 5.500%, 4/15/2038	82,741
15,529	Government National Mortgage Association, 6.000%, with various maturities from 2029 to 2038(d)	15,960
16,860	Government National Mortgage Association, 6.500%, with various maturities from 2029 to 2032(d)	17,353
15,193	Government National Mortgage Association, 7.000%, 9/15/2025	15,226
1,916	Government National Mortgage Association, 7.500%, with various maturities from 2025 to 2030(d)	1,934

		1,433,700,964

	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,389,781

	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD LIBOR + 0.874%, 5.559%, 10/15/2038, 144A(b)	20,517,716
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,438,716
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	2,993,923
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,112,929
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,354,505
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.185%, 12/15/2038, 144A(b)	6,638,821
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,413,771
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,228,915
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,489,426
802,377	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.794%, 7/10/2046, 144A(a)	770,728
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	1,914,844
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	10,324,290
7,902,276	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD LIBOR + 1.080%, 5.765%, 7/15/2038, 144A(b)	7,659,459
1,449,645	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 6.935%, 7/15/2038, 144A(b)	1,380,565
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.156%, 8/10/2044, 144A(a)	3,268,726
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	1,918,309

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	$5,713,103
8,345,208	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD LIBOR + 0.950%, 5.635%, 11/15/2038, 144A(b)	8,032,183
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168%, 8/15/2046(a)	3,785,504
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.846%, 6/15/2044, 144A(a)	4,283,344
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,099,247

		128,339,024

	Other REITs — 0.0%
3,790,000	EPR Properties, 3.600%, 11/15/2031	2,835,395

	Paper — 0.2%
10,675,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,637,637

	Pharmaceuticals — 0.5%
12,370,000	Amgen, Inc., 5.750%, 3/02/2063	12,835,540
9,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,402,020
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,743,706
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,251,273

		30,232,539

	Property & Casualty Insurance — 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,045,716
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	4,086,430

		6,132,146

	Refining — 0.3%
1,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050, 144A	645,756
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	15,699,541

		16,345,297

	Retailers — 0.7%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	1,935,039
10,855,000	Dick’s Sporting Goods, Inc., 4.100%, 1/15/2052	7,711,473
17,825,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	16,862,628
8,985,000	Falabella SA, 3.375%, 1/15/2032, 144A	6,958,041
2,037,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	1,930,057
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	5,711,810
2,715,000	Lowe’s Cos., Inc., 5.750%, 7/01/2053	2,766,547
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,610,410

		47,486,005

	Sovereigns — 0.6%
13,729,000	Dominican Republic International Bonds, 4.875%, 9/23/2032, 144A	11,640,589
9,930,000	Dominican Republic International Bonds, 5.300%, 1/21/2041, 144A	7,727,839
6,195,000	Panama Government International Bonds, 6.853%, 3/28/2054	6,351,924
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	12,485,322

		38,205,674

	Technology — 1.7%
2,425,000	Baidu, Inc., 2.375%, 10/09/2030	2,028,391
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,339,141
3,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,991,641
11,254,000	Corning, Inc., 5.450%, 11/15/2079	10,363,226
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	1,987,990
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,720,751
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,096,449
12,214,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	10,495,857
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,587,624
6,371,000	Microchip Technology, Inc., 4.333%, 6/01/2023	6,347,646
6,151,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	5,914,619
14,161,000	Oracle Corp., 4.100%, 3/25/2061	10,415,802
4,505,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,182,082
3,513,000	Sabre Global, Inc., 7.375%, 9/01/2025, 144A	3,138,848
39,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	36,314
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	3,678,500
13,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	8,449,212
12,407,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	10,704,255

		110,478,348

	Tobacco — 0.4%
26,019,000	BAT Capital Corp., 2.789%, 9/06/2024	25,082,724

	Treasuries — 31.9%
5,909,647(††)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	29,574,799
22,800,431(††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	124,646,995
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	112,081,255
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	182,443,825
2,455,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	1,830,701
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	57,890,083
20,835,000	U.S. Treasury Bonds, 3.000%, 8/15/2052	18,302,245
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	43,290,145
100,130,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	94,012,683
29,000,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,791,562
97,150,000	U.S. Treasury Notes, 2.750%, 7/31/2027	93,560,004
182,200,000	U.S. Treasury Notes, 2.750%, 8/15/2032	171,467,281
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,080,112
175,885,000	U.S. Treasury Notes, 3.125%, 8/31/2029	171,206,185
25,830,000	U.S. Treasury Notes, 3.500%, 1/31/2028	25,694,796
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	21,547,108
51,070,000	U.S. Treasury Notes, 3.500%, 2/15/2033	51,149,797
83,700,000	U.S. Treasury Notes, 3.625%, 3/31/2028	83,837,320
1,290,000	U.S. Treasury Notes, 3.625%, 3/31/2030	1,296,047
34,855,000	U.S. Treasury Notes, 3.875%, 11/30/2027	35,217,165
33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	33,624,647
175,610,000	U.S. Treasury Notes, 3.875%, 9/30/2029	178,491,102
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	31,302,465
60,010,000	U.S. Treasury Notes, 3.875%, 12/31/2029	61,092,993
15,815,000	U.S. Treasury Notes, 4.125%, 9/30/2027	16,112,767
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,619,209
235,490,000	U.S. Treasury Notes, 4.125%, 11/15/2032	247,448,477
43,755,000	U.S. Treasury Notes, 4.500%, 11/30/2024	43,925,918
3,858,137,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	88,165,104
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,234,098

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, 144A, (UYU)	$5,122,310

		2,076,059,198

	Wireless — 0.9%
6,130,000	America Movil SAB de CV, 2.875%, 5/07/2030	5,408,702
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	17,273,753
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	786,105
5,305,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032, 144A	4,210,844
7,180,000	Kenbourne Invest SA, 4.700%, 1/22/2028, 144A	4,161,384
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031, 144A	4,378,774
13,010,000	SBA Communications Corp., 3.125%, 2/01/2029	11,317,920
14,780,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032, 144A	13,258,399

		60,795,881

	Wirelines — 0.6%
18,528,000	AT&T, Inc., 1.700%, 3/25/2026	17,045,757
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,776,438
2,405,000	AT&T, Inc., 3.550%, 9/15/2055	1,726,330
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,411,100
11,891,000	AT&T, Inc., 3.650%, 9/15/2059	8,497,241
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,597,029

		40,053,895

	Total Non-Convertible Bonds (Identified Cost $6,338,130,561)	5,834,757,353

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, Revenue Bonds, Series A, 3.227%, 9/01/2119	8,271,427

	Total Municipals (Identified Cost $12,785,000)	8,271,427

	Total Bonds and Notes (Identified Cost $6,350,915,561)	5,843,028,780

Collateralized Loan Obligations — 2.9%
4,210,000	AIG CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD LIBOR + 1.120%, 5.928%, 4/20/2032, 144A(b)	4,132,119
725,000	AIG CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 6.482%, 4/18/2035, 144A(b)	699,472
2,000,000	AMMC CLO 16 Ltd., Series 2015-16A, Class BR2, 3 mo. USD LIBOR + 1.450%, 6.242%, 4/14/2029, 144A(b)	1,971,960
1,585,000	AMMC CLO 22 Ltd., Series 2018-22A, Class D, 3 mo. USD LIBOR + 2.700%, 7.518%, 4/25/2031, 144A(b)	1,430,900
4,275,000	AMMC CLO Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 10.893%, 4/15/2036, 144A(b)	4,203,060
400,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD LIBOR + 1.500%, 6.292%, 10/15/2030, 144A(b)	387,110
995,142	Atrium XIII, Series 13A, Class A1, 3 mo. USD LIBOR + 1.180%, 5.995%, 11/21/2030, 144A(b)	987,096
3,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2031, 144A(b)	2,842,319
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 9.643%, 4/16/2036, 144A(b)	2,161,568
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 3.250%, 8.065%, 1/22/2035, 144A(b)	1,564,981
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD LIBOR + 2.150%, 6.948%, 4/19/2034, 144A(b)	1,094,753
420,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 3.100%, 7.908%, 10/20/2034, 144A(b)	366,949
3,420,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.550%, 7.429%, 4/20/2035, 144A(b)	3,406,170
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.200%, 6.008%, 7/20/2034, 144A(b)	4,069,843
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD LIBOR + 1.550%, 6.342%, 7/15/2032, 144A(b)	1,361,360
3,500,000	Barings CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.900%, 7.718%, 4/25/2034, 144A(b)	3,244,234
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD LIBOR + 1.170%, 5.986%, 1/25/2035, 144A(b)	4,859,230
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD LIBOR + 3.250%, 8.042%, 4/15/2034, 144A(b)	352,704
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD LIBOR + 1.600%, 6.402%, 4/30/2031, 144A(b)	1,622,820
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD LIBOR + 1.750%, 6.568%, 7/25/2034, 144A(b)	1,789,523
2,400,000	Buttermilk Park CLO Ltd., Series 2018-1A, Class C, 3 mo. USD LIBOR + 2.100%, 6.892%, 10/15/2031, 144A(b)	2,260,625
2,035,000	Carbone CLO Ltd., Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.140%, 5.948%, 1/20/2031, 144A(b)	2,013,256
3,570,000	CARLYLE U.S. CLO Ltd., Series 2021-1A, Class C, 3 mo. USD LIBOR + 2.800%, 7.592%, 4/15/2034, 144A(b)	3,282,629
2,020,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.008%, 4/20/2032, 144A(b)	1,838,134
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD LIBOR + 2.950%, 7.758%, 7/20/2032, 144A(b)	3,188,804
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD LIBOR + 1.650%, 6.442%, 7/17/2034, 144A(b)	505,840
1,000,000	CIFC Funding Ltd., Series 2015-4A, Class CR2, 3 mo. USD LIBOR + 3.000%, 7.808%, 4/20/2034, 144A(b)	929,999
2,165,000	CIFC Funding Ltd., Series 2012-2RA, Class A2, 3 mo. USD LIBOR + 1.250%, 6.058%, 1/20/2028, 144A(b)	2,125,023
540,000	CIFC Funding Ltd., Series 2019-3A, Class CR, 3 mo. USD LIBOR + 3.050%, 7.842%, 10/16/2034, 144A(b)	512,712

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
$2,500,000	CIFC Funding Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 3.150%, 7.942%, 1/15/2035, 144A(b)	$2,348,957
1,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.442%, 7/15/2036, 144A(b)	1,877,418
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.100%, 7.908%, 10/20/2034, 144A(b)	4,236,826
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2035, 144A(b)	6,518,828
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD LIBOR + 1.170%, 5.978%, 7/20/2034, 144A(b)	7,418,568
752,008	Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR, 3 mo. USD LIBOR + 0.820%, 5.684%, 11/15/2028, 144A(b)	744,969
5,450,000	Dryden 78 CLO Ltd., Series 2020-78A, Class A, 3 mo. USD LIBOR + 1.180%, 5.972%, 4/17/2033, 144A(b)	5,347,071
4,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3 mo. USD LIBOR + 1.160%, 5.968%, 10/20/2034, 144A(b)	4,403,587
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%, 6.032%, 4/15/2033, 144A(b)	2,659,333
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 3.650%, 8.442%, 10/15/2034, 144A(b)	1,578,317
500,000	Generate CLO 9 Ltd., Series 9A,Class A, 3 mo. USD LIBOR + 1.200%, 6.008%, 10/20/2034, 144A(b)	484,490
1,650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950%, 7.742%, 10/15/2030, 144A(b)	1,518,365
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 6.556%, 4/26/2031, 144A(b)	1,487,698
2,575,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 3 mo. USD LIBOR + 1.800%, 6.602%, 4/28/2031, 144A(b)	2,497,792
5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950% 9.806%, 4/21/2036, 144A(b)	4,963,575
2,000,000	LCM XX LP, Series 20A, Class BR, 3 mo. USD LIBOR + 1.550%, 6.358%, 10/20/2027, 144A(b)	1,971,864
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD LIBOR + 1.375%, 6.167%, 1/17/2030, 144A(b)	1,152,717
3,155,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class A, 3 mo. USD LIBOR + 1.140%, 5.935%, 1/18/2034, 144A(b)	3,097,636
1,650,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class DR, 3 mo. USD LIBOR + 3.150%, 7.942%, 10/15/2034, 144A(b)	1,564,806
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD LIBOR + 1.900%, 6.708%, 4/20/2032, 144A(b)	457,509
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD LIBOR + 1.350%, 6.158%, 4/20/2034, 144A(b)	1,206,486
4,320,000	Magnetite XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD LIBOR + 3.050%, 7.868%, 1/25/2035, 144A(b)	3,990,193
1,900,000	Magnetite XXX Ltd., Series 2021-30A, Class D, 3 mo. USD LIBOR + 2.950%, 7.768%, 10/25/2034, 144A(b)	1,790,714
465,000	MP CLO VIII Ltd., Class ARR, Series 2015-2A, 3 mo. USD LIBOR + 1.200%, 6.002%, 4/28/2034, 144A(b)	454,312
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD LIBOR + 1.900%, 6.702%, 1/28/2030, 144A(b)	612,035
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 4/16/2033, 144A(b)	3,320,794
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.800%, 7.608%, 10/20/2034, 144A(b)	2,515,603
1,150,000	OCP CLO Ltd., Series 2021-21A, Class D, 3 mo. USD LIBOR + 2.950%, 7.758%, 7/20/2034, 144A(b)	1,015,191
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.050%, 6.842%, 7/15/2029, 144A(b)	4,150,517
7,630,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD LIBOR + 1.500%, 6.295%, 1/18/2034, 144A(b)	7,443,561
720,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 3 mo. USD LIBOR + 2.900%, 7.815%, 2/20/2034, 144A(b)	683,379
5,395,000	OHA Credit Partners XIII Ltd., Series 2016-13A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.015%, 10/25/2034, 144A(b)	5,044,869
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD LIBOR + 1.700%, 6.515%, 10/22/2030, 144A(b)	459,990
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD LIBOR + 1.950%, 6.758%, 7/20/2030, 144A(b)	246,562
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD LIBOR + 1.400%, 6.192%, 10/15/2029, 144A(b)	1,457,292
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3 mo. USD LIBOR + 3.600%, 8.558%, 11/25/2028, 144A(b)	2,102,679
415,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 3 mo. USD LIBOR + 1.350%, 6.025%, 2/20/2028, 144A(b)	411,884
1,000,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.800%, 6.608%, 4/20/2029, 144A(b)	972,868
750,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD LIBOR + 1.400%, 6.208%, 7/20/2029, 144A(b)	731,922
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.200%, 5.992%, 10/15/2034, 144A(b)	1,412,752
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.750%, 6.542%, 10/15/2034, 144A(b)	5,454,642
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.539%, 4/20/2035, 144A(b)	1,201,770
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD LIBOR + 1.700%, 6.495%, 10/18/2034, 144A(b)	3,561,432

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
$3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.045%, 1/18/2034, 144A(b)	$2,989,129
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD LIBOR + 1.650%, 6.458%, 4/20/2034, 144A(b)	1,417,800
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 6.512%, 4/15/2038, 144A(b)	2,743,823
1,000,000	Signal Peak CLO Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.232%, 7/18/2034, 144A(b)	968,085
1,000,000	Silver Creek CLO Ltd., Series 2014-1A, Class DR, 3 mo. USD LIBOR + 3.350%, 8.158%, 7/20/2030, 144A(b)	948,708
400,000	Symphony CLO XIV Ltd., Series 2014-14A, Class CR, 3 mo. USD LIBOR + 2.100%, 6.892%, 7/14/2026, 144A(b)	397,470
1,085,000	THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, 3 mo. USD LIBOR + 1.450%, 6.365%, 11/20/2030, 144A(b)	1,062,581
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD LIBOR + 2.200%, 6.992%, 7/17/2031, 144A(b)	3,385,802
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD LIBOR + 1.170%, 5.985%, 7/21/2034, 144A(b)	4,891,090
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.180%, 5.988%, 7/20/2034, 144A(b)	975,133
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD LIBOR + 1.170%, 5.978%, 1/20/2035, 144A(b)	486,542
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.150%, 5.958%, 7/20/2033, 144A(b)	242,338

	Total Collateralized Loan Obligations (Identified Cost $190,955,916)	186,285,467

Short-Term Investments — 6.5%
72,330,000	Federal Home Loan Bank Discount Notes, 4.200%-4.300%, 4/10/2023(e)(f)	72,266,629
105,588,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $105,607,016 on 4/03/2023 collateralized by $110,475,200 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $107,700,394 including accrued interest (Note 2 of Notes to Financial Statements)	105,588,538
32,550,000	U.S. Treasury Bills, 4.434%, 5/09/2023(e)	32,404,094
68,220,000	U.S. Treasury Bills, 4.450%-4.648%, 5/16/2023(e)(f)(g)	67,849,549
10,370,000	U.S. Treasury Bills, 4.487%, 4/06/2023(e)	10,366,010
40,540,000	U.S. Treasury Bills, 4.500%-4.505%, 4/11/2023(e)(f)	40,498,739
68,800,000	U.S. Treasury Bills, 4.580%, 4/17/2023(e)	68,674,249
25,880,000	U.S. Treasury Bills, 4.727%, 6/01/2023(e)	25,687,544

	Total Short-Term Investments (Identified Cost $423,301,621)	423,335,352

	Total Investments — 99.3% (Identified Cost $6,965,173,098)	6,452,649,599
	Other assets less liabilities — 0.7%	48,721,636

	Net Assets — 100.0%	$6,501,371,235

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $1,467,922,020 or 22.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

MXN	Mexican Peso
UYU	Uruguayan Peso

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	828	$169,217,555	$170,943,188	$1,725,633
5 Year U.S. Treasury Note	6/30/2023	4,474	480,015,776	489,937,955	9,922,179
10 Year U.S. Treasury Note	6/21/2023	2,831	316,220,330	325,343,828	9,123,498
Ultra 10 Year U.S. Treasury Note	6/21/2023	1,583	184,523,804	191,765,610	7,241,806
Ultra Long U.S. Treasury Bond	6/21/2023	528	71,528,604	74,514,000	2,985,396

Total					$30,998,512

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	31.9%
Mortgage Related	22.1
Banking	6.4
ABS Car Loan	2.7
Finance Companies	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	22.6
Short-Term Investments	6.5
Collateralized Loan Obligations	2.9

Total Investments	99.3
Other assets less liabilities (including futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 86.5% of Net Assets
Non-Convertible Bonds — 81.7%
	Aerospace & Defense — 2.1%
$20,000	Boeing Co., 2.250%, 6/15/2026	$18,385
20,000	Boeing Co., 2.950%, 2/01/2030	17,650
10,000	Boeing Co., 3.200%, 3/01/2029	9,135
5,000	Boeing Co., 3.375%, 6/15/2046	3,547
220,000	Boeing Co., 3.625%, 2/01/2031	201,588
45,000	Boeing Co., 5.150%, 5/01/2030	45,281
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	18,719
125,000	Textron, Inc., 3.000%, 6/01/2030	111,670
20,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	20,018
10,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	10,100

		456,093

	Airlines — 0.3%
68,534	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	59,274
10,853	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	10,465

		69,739

	Apartment REITs — 0.0%
10,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	7,969

	Automotive — 1.2%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	51,191
70,000	General Motors Co., 5.200%, 4/01/2045	58,963
40,000	General Motors Co., 6.250%, 10/02/2043	38,448
5,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	4,074
90,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	92,116
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	4,303

		249,095

	Banking — 12.2%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	31,852
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	46,638
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	33,350
40,000	American Express Co., 5.850%, 11/05/2027	41,967
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	261,534
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	156,871
215,000	Citigroup, Inc., 4.450%, 9/29/2027	208,485
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	226,205
250,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	257,470
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	123,026
120,000	Goldman Sachs Group, Inc., (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	116,139
390,000	Morgan Stanley, 3.625%, 1/20/2027	375,351
20,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	19,888
80,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	73,070
200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	176,337
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	104,169
200,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	156,620
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	185,792

		2,594,764

	Brokerage — 0.9%
15,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	15,433
180,000	Jefferies Financial Group, Inc., 6.500%, 1/20/2043	184,444

		199,877

	Building Materials — 1.0%
260,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	216,610

	Cable Satellite — 5.0%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	102,437
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	101,400
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	29,395
25,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	23,625
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	9,725
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	3,810
20,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	16,099
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	57,027
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	4,437
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	114,329
200,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	98,620
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	101,277
15,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	13,586
155,000	DISH DBS Corp., 5.125%, 6/01/2029	82,537
175,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	139,632
15,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	11,194
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	153,590

		1,062,720

	Chemicals — 1.5%
15,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	15,165
10,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	10,137
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	68,152
15,000	FMC Corp., 3.450%, 10/01/2029	13,590
60,000	Hercules LLC, 6.500%, 6/30/2029	56,588
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	157,328

		320,960

	Construction Machinery — 0.7%
90,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	87,271
20,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	19,396
35,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	33,134

		139,801

	Consumer Cyclical Services — 2.5%
10,000	Expedia Group, Inc., 2.950%, 3/15/2031	8,344
195,000	Expedia Group, Inc., 3.250%, 2/15/2030	168,987
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	43,232
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	296,156

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$25,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	$25,778

		542,497

	Electric — 0.9%
15,000	AES Corp., 2.450%, 1/15/2031	12,212
5,000	AES Corp., 3.950%, 7/15/2030, 144A	4,477
60,000	Calpine Corp., 3.750%, 3/01/2031, 144A	50,608
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	18,413
25,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	25,433
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	31,735
15,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	14,842
15,000	Southern California Edison Co., 5.300%, 3/01/2028	15,376
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	18,459

		191,555

	Finance Companies — 6.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	138,359
30,000	Air Lease Corp., 3.125%, 12/01/2030	25,452
120,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	102,650
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	33,219
125,000	Aircastle Ltd., 4.125%, 5/01/2024	122,375
15,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	10,944
40,000	Ares Capital Corp., 2.875%, 6/15/2028	32,892
60,000	Ares Capital Corp., 3.200%, 11/15/2031	45,749
35,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	31,124
35,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	35,031
30,000	Barings BDC, Inc., 3.300%, 11/23/2026	26,551
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	95,929
40,000	FS KKR Capital Corp., 3.125%, 10/12/2028	32,732
75,000	Hercules Capital, Inc., 3.375%, 1/20/2027	64,345
60,000	Navient Corp., 5.000%, 3/15/2027	52,854
30,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	25,634
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,613
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	42,275
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	40,542
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	49,739
140,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	125,300
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	64,391
160,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	132,662
60,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	47,631

		1,387,993

	Financial Other — 0.9%
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	25,800
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	107,906
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	27,148
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	30,044

		190,898

	Food & Beverage — 1.5%
30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	27,882
	Food & Beverage — continued
20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	17,037
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	8,138
10,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	8,820
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	49,700
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	53,775
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	151,599

		316,951

	Gaming — 0.9%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	16,227
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	54,450
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,010
85,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	75,575
20,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	18,660
5,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	4,703
5,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,834
10,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	9,913

		189,372

	Health Insurance — 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	72,882
35,000	Centene Corp., 2.625%, 8/01/2031	28,361
20,000	Centene Corp., 3.000%, 10/15/2030	16,842
5,000	Centene Corp., 4.625%, 12/15/2029	4,701
25,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	21,010

		143,796

	Healthcare — 1.6%
75,000	Cigna Group, 4.375%, 10/15/2028	73,903
85,595	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	77,119
5,000	Encompass Health Corp., 4.750%, 2/01/2030	4,546
165,000	HCA, Inc., 4.125%, 6/15/2029	154,561
30,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	27,671

		337,800

	Home Construction — 0.5%
75,000	MDC Holdings, Inc., 3.966%, 8/06/2061	45,022
60,000	PulteGroup, Inc., 6.000%, 2/15/2035	60,708

		105,730

	Independent Energy — 3.4%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	136,206
147,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	114,145
103,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	98,981
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	17,343
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	22,312
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	34,950
10,000	EQT Corp., 3.125%, 5/15/2026, 144A	9,250
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	26,004
45,000	EQT Corp., 3.900%, 10/01/2027	42,296
10,000	EQT Corp., 5.000%, 1/15/2029	9,482
10,000	EQT Corp., 5.700%, 4/01/2028	9,989
60,000	EQT Corp., 7.000%, 2/01/2030	62,801
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	30,225
5,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	5,816

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	$45,077
50,000	Ovintiv, Inc., 6.500%, 8/15/2034	50,548
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	4,415

		719,840

	Industrial Other — 0.1%
20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	16,713

	Leisure — 1.0%
40,000	Carnival Corp., 5.750%, 3/01/2027, 144A	32,813
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	23,850
50,000	Carnival Corp., 9.875%, 8/01/2027, 144A	51,505
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	25,533
25,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	23,311
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	8,102
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	52,973

		218,087

	Life Insurance — 1.0%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	43,183
55,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	51,113
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	74,128
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	24,934
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	28,986

		222,344

	Lodging — 1.3%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	50,625
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	35,021
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	8,540
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	22,205
5,000	Hyatt Hotels Corp., 5.625%, 4/23/2025	4,974
3,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	3,020
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	24,272
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	17,036
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	17,025
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	39,024
75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	64,185

		285,927

	Media Entertainment — 2.0%
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	67,150
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	61,312
20,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	14,550
10,000	Netflix, Inc., 4.875%, 4/15/2028	9,950
135,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	134,399
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,080
5,000	Netflix, Inc., 5.875%, 11/15/2028	5,254
15,000	Netflix, Inc., 6.375%, 5/15/2029	16,060
15,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	13,949
60,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	53,537
45,000	Warnermedia Holdings, Inc., 6.412%, 3/15/2026	45,227

		426,468

	Metals & Mining — 3.2%
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	192,462
20,000	ArcelorMittal SA, 7.000%, 10/15/2039	21,015
25,000	ATI, Inc., 5.875%, 12/01/2027	24,423
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	192,806
45,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	39,465
10,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	9,251
10,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	9,445
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	127,826
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	19,258
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	32,158
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	8,276

		676,385

	Midstream — 2.6%
5,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	4,645
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	46,378
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,844
65,000	Enbridge, Inc., 5.700%, 3/08/2033	67,609
55,000	Energy Transfer LP, 4.000%, 10/01/2027	52,415
35,000	Energy Transfer LP, 5.750%, 2/15/2033	35,846
5,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	5,056
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	23,909
35,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	31,791
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	13,397
15,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	14,848
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	77,533
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	13,367
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	7,459
25,000	Targa Resources Corp., 6.125%, 3/15/2033	25,888
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	13,118
5,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	4,678
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	59,206
10,000	Western Midstream Operating LP, 4.300%, 2/01/2030	9,103
20,000	Western Midstream Operating LP, 5.300%, 3/01/2048	16,946
5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,360
10,000	Western Midstream Operating LP, 5.500%, 2/01/2050	8,485
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	5,068

		550,949

	Office REITs — 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	7,409

	Other REITs — 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	11,222

	Paper — 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	39,162

	Pharmaceuticals — 2.4%
155,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	159,464
65,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	38,350
55,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	20,900
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	1,986
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	45,401
85,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	76,925

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$166,574

		509,600

	Property & Casualty Insurance — 1.1%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	140,235
65,000	SiriusPoint Ltd., 4.600%, 11/01/2026, 144A	54,600
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	43,244

		238,079

	Restaurants — 0.7%
125,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	115,394
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	41,850

		157,244

	Retail REITs — 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	103,821
75,000	SITE Centers Corp., 3.625%, 2/01/2025	70,960

		174,781

	Retailers — 0.2%
30,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	25,941
10,000	Tapestry, Inc., 3.050%, 3/15/2032	8,124

		34,065

	Technology — 7.4%
20,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	20,046
105,000	Avnet, Inc., 6.250%, 3/15/2028	106,877
20,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	15,381
30,000	Broadcom, Inc., 4.150%, 11/15/2030	27,822
55,000	Broadcom, Inc., 4.300%, 11/15/2032	50,674
10,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	8,995
10,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,795
30,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	26,511
95,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	81,712
20,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	18,638
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	95,052
60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	50,011
65,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	61,451
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	4,450
35,000	Flex Ltd., 6.000%, 1/15/2028	35,861
5,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	4,462
25,000	Global Payments, Inc., 2.900%, 5/15/2030	21,169
20,000	Global Payments, Inc., 2.900%, 11/15/2031	16,379
15,000	Global Payments, Inc., 5.300%, 8/15/2029	14,813
30,000	Global Payments, Inc., 5.400%, 8/15/2032	29,414
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	54,101
35,000	Jabil, Inc., 1.700%, 4/15/2026	31,424
35,000	Leidos, Inc., 5.750%, 3/15/2033	35,772
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	26,274
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	20,876
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	254,427
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	20,474
5,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	4,940
15,000	Open Text Corp., 6.900%, 12/01/2027, 144A	15,474
35,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	30,025
60,000	Oracle Corp., 3.950%, 3/25/2051	45,149
30,000	Oracle Corp., 6.150%, 11/09/2029	31,954
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	49,636
55,000	S&P Global, Inc., 4.250%, 5/01/2029	54,145
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026	52,564
	Technology — continued
50,000	Trimble, Inc., 6.100%, 3/15/2033	50,475
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	33,465
20,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	20,995
30,000	Western Digital Corp., 2.850%, 2/01/2029	24,373
30,000	Western Digital Corp., 4.750%, 2/15/2026	28,784

		1,583,840

	Treasuries — 10.3%
135,000	U.S. Treasury Bonds, 1.125%, 8/15/2040	89,232
255,000	U.S. Treasury Bonds, 1.875%, 2/15/2051	174,167
155,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	115,584
415,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	382,854
420,000	U.S. Treasury Notes, 0.125%, 4/30/2023	418,552
805,000	U.S. Treasury Notes, 0.250%, 9/30/2023	787,705
230,000	U.S. Treasury Notes, 1.500%, 2/29/2024(b)	223,558

		2,191,652

	Wireless — 3.0%
95,000	American Tower Corp., 5.500%, 3/15/2028	96,855
80,000	Crown Castle, Inc., 2.500%, 7/15/2031	67,238
70,000	SBA Communications Corp., 3.125%, 2/01/2029	60,896
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	118,519
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	58,446
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	248,653

		650,607

	Total Non-Convertible Bonds (Identified Cost $20,002,525)	17,438,594

Convertible Bonds — 4.8%
	Airlines — 0.5%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026	15,340
85,000	Southwest Airlines Co., 1.250%, 5/01/2025	96,560

		111,900

	Cable Satellite — 1.0%
40,000	DISH Network Corp., Zero Coupon, 0.000%-8.380%, 12/15/2025(c)	21,142
350,000	DISH Network Corp., 3.375%, 8/15/2026	180,250

		201,392

	Consumer Cyclical Services — 0.3%
5,000	Peloton Interactive, Inc., Zero Coupon, 0.798%, 2/15/2026(d)	3,779
65,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.152%, 12/15/2025(c)	57,093

		60,872

	Electric — 0.0%
5,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	5,018

	Gaming — 0.1%
10,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	14,370

	Healthcare — 0.5%
140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	107,981

	Independent Energy — 0.1%
20,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	21,350

	Leisure — 0.1%
40,000	NCL Corp. Ltd., 1.125%, 2/15/2027	28,661

	Media Entertainment — 0.3%
30,000	Bilibili, Inc., 0.500%, 12/01/2026	26,114
30,000	Snap, Inc., Zero Coupon, 6.709%-6.954%, 5/01/2027(c)	21,855
25,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.777%, 3/15/2026(c)	20,925

		68,894

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — 1.3%
$195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	$203,386
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(d)	10,055
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(d)	22,688
40,000	Livongo Health, Inc., 0.875%, 6/01/2025	35,542

		271,671

	Technology — 0.6%
25,000	Nutanix, Inc., 0.250%, 10/01/2027	20,834
60,000	Splunk, Inc., 1.125%, 6/15/2027	51,270
40,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(c)	30,980
5,000	Wolfspeed, Inc., 0.250%, 2/15/2028	4,165
15,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	13,283

		120,532

	Total Convertible Bonds (Identified Cost $1,324,878)	1,012,641

	Total Bonds and Notes (Identified Cost $21,327,403)	18,451,235

Collateralized Loan Obligations — 3.3%
250,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD LIBOR + 2.900%, 7.708%, 4/20/2034, 144A(e)	233,328
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.900%, 7.692%, 7/15/2030, 144A(e)	230,051
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.058%, 4/20/2034, 144A(e)	230,724

	Total Collateralized Loan Obligations (Identified Cost $750,000)	694,103

Shares
Preferred Stocks — 1.0%
Convertible Preferred Stocks — 1.0%
	Banking — 0.9%
97	Bank of America Corp., Series L, 7.250%(a)	113,273
83	Wells Fargo & Co., Class A, Series L, 7.500%(a)	97,629

		210,902

	Technology — 0.1%
273	Clarivate PLC, Series A, 5.250%	11,212

	Total Convertible Preferred Stocks (Identified Cost $281,607)	222,114

	Total Preferred Stocks (Identified Cost $281,607)	222,114

Principal Amount	Description	Value (†)
Short-Term Investments — 8.5%
$130,029	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $130,052 on 4/03/2023 collateralized by $136,100 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $132,682 including accrued interest (Note 2 of Notes to Financial Statements)	130,029
1,690,000	U.S. Treasury Bills, 4.409%-4.535%, 4/27/2023(f)(g)	1,684,817

	Total Short-Term Investments (Identified Cost $1,814,516)	1,814,846

	Total Investments — 99.3% (Identified Cost $24,173,526)	21,182,298
	Other assets less liabilities — 0.7%	158,146

	Net Assets — 100.0%	$21,340,444

(†)	See Note 2 of Notes to Financial Statements.
(a)	Perpetual bond with no specified maturity date.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $7,027,971 or 32.9% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2023	4	$825,246	$825,813	$567
10 Year U.S. Treasury Note	6/21/2023	5	558,604	574,610	16,006
30 Year U.S. Treasury Bond	6/21/2023	23	2,899,941	3,016,593	116,652
Ultra Long U.S. Treasury Bond	6/21/2023	8	1,090,032	1,129,000	38,968

Total					$172,193

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	12	$1,409,527	$1,453,688	$(44,161)

Industry Summary at March 31, 2023 (Unaudited)

Banking	13.1%
Treasuries	10.3
Technology	8.1
Finance Companies	6.5
Cable Satellite	6.0
Pharmaceuticals	3.7
Independent Energy	3.5
Metals & Mining	3.2
Wireless	3.0
Consumer Cyclical Services	2.8
Midstream	2.6
Media Entertainment	2.3
Aerospace & Defense	2.1
Healthcare	2.1
Other Investments, less than 2% each	18.2
Short-Term Investments	8.5
Collateralized Loan Obligations	3.3

Total Investments	99.3
Other assets less liabilities (including futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 68.4% of Net Assets
	France — 5.1%
364,397	Dassault Systemes SE	$15,031,752
88,376	LVMH Moet Hennessy Louis Vuitton SE	81,121,064
404,697	Vinci SA	46,395,403

		142,548,219

	Japan — 1.7%
1,986,161	Nomura Research Institute Ltd.	46,451,735

	Netherlands — 3.2%
132,384	ASML Holding NV	90,212,806

	Sweden — 2.4%
5,271,979	Atlas Copco AB, Class A	66,787,249

	Taiwan — 1.8%
2,948,000	Taiwan Semiconductor Manufacturing Co. Ltd.	51,662,538

	United Kingdom — 0.8%
786,651	Halma PLC	21,716,662

	United States — 53.4%
256,452	Accenture PLC, Class A	73,296,546
84,608	Adobe, Inc.(a)	32,605,385
624,643	Airbnb, Inc., Class A(a)	77,705,589
779,732	Alphabet, Inc., Class A(a)	80,881,600
841,129	Amazon.com, Inc.(a)	86,880,215
60,583	BlackRock, Inc.	40,537,297
109,862	Costco Wholesale Corp.	54,587,132
287,089	Cummins, Inc.	68,579,820
263,893	Danaher Corp.	66,511,592
166,654	Diamondback Energy, Inc.	22,526,621
162,344	Estee Lauder Cos., Inc., Class A	40,011,302
128,367	Goldman Sachs Group, Inc.	41,990,129
227,525	Home Depot, Inc.	67,147,178
285,719	IQVIA Holdings, Inc.(a)	56,826,652
336,898	JPMorgan Chase & Co.	43,901,178
235,726	Linde PLC	83,786,450
211,526	Mastercard, Inc., Class A	76,870,664
34,530	Mettler-Toledo International, Inc.(a)	52,838,151
274,485	NIKE, Inc., Class B	33,662,841
190,803	NVIDIA Corp.	52,999,349
123,190	Roper Technologies, Inc.	54,288,601
229,254	S&P Global, Inc.	79,039,902
386,976	Salesforce, Inc.(a)	77,310,065
91,003	Schneider Electric SE	15,208,765
189,187	Texas Instruments, Inc.	35,190,674
127,722	UnitedHealth Group, Inc.	60,360,140
614,625	Zions Bancorp N.A.	18,395,726

		1,493,939,564

	Total Common Stocks (Identified Cost $1,706,630,299)	1,913,318,773

Principal Amount (‡)
Bonds and Notes — 28.4%
Non-Convertible Bonds — 26.2%
	Australia — 1.0%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,658,456
10,700,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	6,577,273
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026, 144A	626,731
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,289,867
	Australia — continued
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A	4,049,693
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A	3,514,991
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,443,457
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025, 144A	91,736

		27,252,204

	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,465,872

	Brazil — 0.8%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	944,748
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,515,984
2,685,000	Brazil Government International Bonds, 4.500%, 5/30/2029	2,540,285
1,085,000	Brazil Government International Bonds, 4.625%, 1/13/2028	1,060,195
53,329(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	9,206,028
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030, 144A	544,375
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,063,562
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027, 144A	555,945
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,140,894
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	969,647
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	478,642

		21,020,305

	Canada — 1.2%
790,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	677,425
339,847	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	300,051
688,792	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A	604,491
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	426,973
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,043,540
2,835,000	Bell Telephone Co. of Canada/Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,020,286
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,379,667
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	943,579
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,956,186
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,234,364
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)	836,323
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,202,709
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,193,553

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — continued
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	$2,079,668
156,798	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	113,543
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,196,955
705,000	Open Text Corp., 6.900%, 12/01/2027, 144A	727,278
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	1,993,001
2,735,000	Toronto-Dominion Bank, 1.950%, 1/12/2027	2,448,339
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,541,825
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,525,048

		32,444,804

	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	458,235
975,000	Antofagasta PLC, 5.625%, 5/13/2032	969,540
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A	2,113,602
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	930,615
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	857,911
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,192,406
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A	1,751,719
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032, 144A	472,281
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A	1,642,133
525,000	Enel Chile SA, 4.875%, 6/12/2028	511,901
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,195,813
800,000	Inversiones CMPC SA, 4.375%, 5/15/2023, 144A	797,760
1,120,000	Transelec SA, 4.250%, 1/14/2025, 144A	1,080,515

		15,974,431

	China — 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	867,612
795,000	Baidu, Inc., 3.875%, 9/29/2023	789,952
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,389,139
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	825,127
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A	542,194
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A	1,154,271
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,235,846

		6,804,141

	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,062,717
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	521,271
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,256,126
7,073,300,000	Colombian TES, Series B, 6.250%, 11/26/2025, (COP)	1,359,511
29,559,900,000	Colombian TES, Series B, 7.500%, 8/26/2026, (COP)	5,706,728
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,760,618
	Colombia — continued
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	995,265

		12,662,236

	Czech — 0.1%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	1,466,592
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,127,669

		2,594,261

	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,290,952

	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030, 144A	1,878,084
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032, 144A	979,305
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027, 144A	582,678
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028, 144A	972,652
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027, 144A	443,522

		4,856,241

	Ecuador — 0.1%
4,275,000	Ecuador Government International Bonds, (Step to 6.000% on 7/31/2023), 5.500%, 7/31/2030(b)	1,987,193

	France — 0.1%
205,000	BNP Paribas SA, 4.375%, 5/12/2026, 144A	194,454
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	817,361
1,410,000	Electricite de France SA, 4.875%, 9/21/2038, 144A	1,258,119
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	945,406
1,015,000	Societe Generale SA, 4.750%, 11/24/2025, 144A	949,368

		4,164,708

	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,387,504
305,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	220,670
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,681,757
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,089,452
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	358,392
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A	1,347,465
2,100,000	Vonovia SE, EMTN, 0.750%, 9/01/2032, (EUR)	1,458,752

		9,543,992

	Guatemala — 0.1%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	877,580
1,035,000	Millicom International Cellular SA, 6.625%, 10/15/2026	988,129

		1,865,709

	India — 0.4%
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	1,965,400

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	India — continued
$2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	$2,539,328
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,232,044
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,109,500
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025, 144A	2,214,000
2,420,000	Shriram Finance Ltd., 4.400%, 3/13/2024	2,338,325

		12,398,597

	Indonesia — 0.3%
1,475,000	Indonesia Government International Bonds, 2.850%, 2/14/2030	1,336,232
300,000	Indonesia Government International Bonds, 4.125%, 1/15/2025, 144A	298,052
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,476,658
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	2,986,891

		8,097,833

	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,688,247
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,234,204
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(c)	3,185,562

		7,108,013

	Israel — 1.0%
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,497,082
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,135,850
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	11,854,058
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,520,254
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	461,913
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,619,194
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,327,552

		29,415,903

	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	189,497
575,000	Intesa Sanpaolo SpA, EMTN, 0.625%, 2/24/2026, (EUR)	562,568
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	6,430,028
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,344,427
2,370,000	Italy Buoni Poliennali Del Tesoro, 2.500%, 11/15/2025, (EUR)	2,518,217
1,975,000	Republic of Italy Government International Bonds, 2.375%, 10/17/2024	1,886,508
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	765,757
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,293,137
	Italy — continued
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	164,753

		17,154,892

	Japan — 0.6%
1,036,830,200(†††)	Japan Government CPI Linked Bonds, Series 23, 0.100%, 3/10/2028, (JPY)	8,078,141
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,132,666
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,590,514
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,830,313
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,024,280
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,253,240

		16,909,154

	Korea — 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	973,165
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A	1,421,210
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A	2,175,576
4,500,000,000	Korea Treasury Bonds, Series 2312, 0.875%, 12/10/2023, (KRW)	3,402,140
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,280,203
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	8,824,488
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	732,855
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,070,446
200,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	201,147
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	149,324

		23,230,554

	Luxembourg — 0.1%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	932,524
1,905,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.625%, 4/20/2030, (EUR)	1,431,209
280,000	Logicor Financing Sarl, EMTN, 0.875%, 1/14/2031, (EUR)	188,529
1,490,000	Logicor Financing Sarl, EMTN, 1.625%, 1/17/2030, (EUR)	1,124,680
100,000	Logicor Financing Sarl, EMTN, 2.000%, 1/17/2034, (EUR)	64,548

		3,741,490

	Mexico — 1.7%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	602,992
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	769,404
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	758,807
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	725,985
1,460,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,216,346
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	804,942

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
$400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	$413,860
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	725,314
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,573,988
800,000	Gruma SAB de CV, 4.875%, 12/01/2024	796,584
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	356,576
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,259,441
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	698,304
1,707,184(††††)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	8,543,594
724,558(††††)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	3,810,926
1,294,043(††††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	7,074,365
637,836(††††)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,378,301
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,385,890
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,593,882
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	150,728
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	774,873
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,657,174
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,156,300
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	2,682,384
100,000	Sigma Alimentos SA de CV, 2.625%, 2/07/2024, 144A, (EUR)	106,694
835,000	Sigma Alimentos SA de CV, 4.125%, 5/02/2026	794,871
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,035,660
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023(e)	27,775
2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029(e)	54,875

		46,930,835

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	841,969
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A	1,572,817

		2,414,786

	New Zealand — 0.5%
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)	3,382,218
3,575,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	2,087,850
10,700,000	New Zealand Government Bonds, Series 524, 0.500%, 5/15/2024, (NZD)	6,372,005
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,211,724

		15,053,797

	Norway — 0.7%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A	3,251,902
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,398,121
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, 144A, (NOK)	1,510,780
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, 144A, (NOK)	3,810,927
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, 144A, (NOK)	3,338,476
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, 144A, (NOK)	3,974,063
455,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	484,252

		18,768,521

	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031, 144A	1,375,426
800,000	Paraguay Government International Bonds, 5.000%, 4/15/2026, 144A	793,104

		2,168,530

	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027, 144A	2,745,887
1,050,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028, 144A	1,005,785

		3,751,672

	Philippines — 0.0%
1,060,000	Philippines Government International Bonds, 2.457%, 5/05/2030	918,829

	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	4,388,889
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	2,827,559

		7,216,448

	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,056,741

	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,532,926
1,600,000	QatarEnergy, 2.250%, 7/12/2031, 144A	1,358,000

		2,890,926

	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, 144A, (EUR)	811,612

	Singapore — 0.4%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,351,604
4,510,000	Singapore Government Bonds, 2.750%, 7/01/2023, (SGD)	3,378,091

		10,729,695

	South Africa — 0.6%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,164,843
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,408,494
1,420,000	MTN Mauritius Investments Ltd., 4.755%, 11/11/2024	1,386,630

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — continued
$930,000	MTN Mauritius Investments Ltd., 4.755%, 11/11/2024, 144A	$908,145
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	5,623,566
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	1,820,270
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,556,316

		17,868,264

	Spain — 0.3%
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,745,603
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,102,735
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,200,289
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	689,238
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, 144A, (EUR)	2,537,180

		9,275,045

	Supranationals — 0.4%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023	1,490,125
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,874,057
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,540,117

		9,904,299

	Sweden — 0.3%
1,900,000	Heimstaden Bostad Treasury BV, EMTN, 1.375%, 7/24/2028, (EUR)	1,514,216
29,665,000	Sweden Government Bonds, Series 1057, 1.500%, 11/13/2023, (SEK)	2,823,500
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	244,747
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	3,085,297

		7,667,760

	Switzerland — 0.3%
930,000	Credit Suisse AG, 2.950%, 4/09/2025	863,077
325,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	385,093
2,185,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	1,756,674
2,290,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	2,038,565
750,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	772,410
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,268,399
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	311,015

		7,395,233

	Taiwan — 0.2%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,650,409
3,180,000	TSMC Arizona Corp., 4.125%, 4/22/2029	3,129,080

		4,779,489

	Tanzania — 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	932,795

	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	407,323

	Turkey — 0.6%
2,045,000	Aydem Yenilenebilir Enerji AS, 7.750%, 2/02/2027, 144A	1,725,162
2,250,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026, 144A	2,034,248
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,708,955
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	502,545
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,539,280
6,970,000	Turkey Government International Bonds, 5.250%, 3/13/2030	5,741,537
1,345,000	Turkey Government International Bonds, 7.625%, 4/26/2029	1,277,750

		16,529,477

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029	1,507,009
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030, 144A	1,219,048

		2,726,057

	United Kingdom — 0.3%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	196,472
95,000	Avon Products, Inc., 8.450%, 3/15/2043	95,076
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	1,282,079
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,178,259
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A	1,258,162
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A	1,113,462
235,000	Network Rail Infrastructure Finance PLC, Series 6, EMTN, 4.750%, 1/22/2024, (GBP)	290,249
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	839,875
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,138,118
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	2,116,444
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	266,543

		9,774,739

	United States — 9.4%
165,000	AES Corp., 3.950%, 7/15/2030, 144A	147,725
315,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	229,824

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,915,000	Albemarle Corp., 5.050%, 6/01/2032	$1,870,486
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	821,537
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	643,655
1,247,709	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,227,595
976,644	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	902,400
260,989	American Airlines Pass-Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	251,336
343,364	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	320,343
3,975,000	Apple, Inc., 2.513%, 8/19/2024, (CAD)	2,857,824
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	247,243
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,776,586
755,000	Ashland LLC, 3.375%, 9/01/2031, 144A	617,160
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,922,550
910,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	691,078
665,000	Barings BDC, Inc., 3.300%, 11/23/2026	588,550
7,800,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	4,602,000
4,695,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	1,784,100
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	146,971
930,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	864,900
500,000	Block, Inc., 3.500%, 6/01/2031	410,625
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.530%, 12/15/2038, 144A(f)	769,061
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	522,894
545,000	Carnival Corp., 5.750%, 3/01/2027, 144A	447,080
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	8,662,115
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,979,877
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,322,768
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	374,074
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	273,696
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,032,598
975,000	Centene Corp., 3.000%, 10/15/2030	821,029
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	146,480
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	153,124
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	681,155
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	159,734
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,378,808
4,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,942,959
	United States — continued
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	6,055,523
1,565,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,154,250
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,067,806
4,527,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	4,350,374
6,260,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	4,329,729
1,020,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	732,554
430,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	310,034
20,100,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	9,911,310
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,043,153
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	487,460
495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	260,630
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	926,021
940,000	DH Europe Finance II Sarl, 0.750%, 9/18/2031, (EUR)	811,434
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	50,599
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,261
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	321,523
2,475,000	DISH DBS Corp., 5.125%, 6/01/2029	1,317,937
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	3,283,338
330,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	246,263
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,293,600
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	80,897
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	458,263
280,000	EPR Properties, 3.600%, 11/15/2031	209,475
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,347,895
360,000	EQT Corp., 5.000%, 1/15/2029	341,343
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	102,359
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,144,520
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,540,487
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,698,961
2,100,000	General Motors Co., 5.200%, 4/01/2045	1,768,898
405,000	General Motors Co., 6.250%, 10/02/2043	389,282
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	464,440
155,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	159,802
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	373,226
785,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	788,603
610,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	544,791
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	405,655
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	417,447
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,455,583
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,682,200
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,107,206
1,210,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	955,900
665,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	543,637

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,905,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	$1,385,887
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,020,042
795,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	656,521
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	620,923
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,080,750
480,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	415,066
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	740,587
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	613,223
3,355,000	Micron Technology, Inc., 5.875%, 2/09/2033	3,392,081
905,250	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	902,335
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	365,574
345,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	282,538
255,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	195,948
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	938,962
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,914,968
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	573,444
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	640,090
2,020,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,011,001
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	22,039
395,000	Novelis Corp., 4.750%, 1/30/2030, 144A	362,924
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	31,125
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,480,215
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	56,161
1,845,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,145,993
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	833,344
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,638,999
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	130,403
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,010,955
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	44,887
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	231,996
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	31,913
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	123,889
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	144,301
4,160,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	3,821,112
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,284,919
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,904,771
1,265,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	1,029,457
315,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	277,839
745,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	655,674
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	1,977,756
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	1,389,917
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	384,278
700,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	657,930
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,045,198
	United States — continued
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	6,887,025
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,832,989
130,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	111,612
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	5,813,101
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,580,263
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	1,952,062
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,895,863
1,425,000	SBA Communications Corp., 3.125%, 2/01/2029	1,239,664
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,009,800
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	526,013
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	393,012
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	147,722
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	278,142
765,000	Synchrony Bank, 5.625%, 8/23/2027	703,020
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,631,970
255,000	Tapestry, Inc., 3.050%, 3/15/2032	207,156
515,000	Targa Resources Corp., 6.125%, 3/15/2033	533,290
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	154,388
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	171,535
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	77,400
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	69,116
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	73,444
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	334,260
405,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	409,050
9,190,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	7,969,511
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	526,319
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,975
625,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	534,381
227,562	U.S. Airways Pass-Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	214,983
5,123,531	U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/2023(g)	5,127,231
1,940,000	U.S. Treasury Notes, 0.500%, 11/30/2023	1,886,726
2,910,000	U.S. Treasury Notes, 0.875%, 1/31/2024	2,818,039
17,750,000	U.S. Treasury Notes, 2.250%, 3/31/2024(h)	17,340,225
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	11,951,044
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,633,362
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,603,376
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	143,532
291,597	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	272,025

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,901,424	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	$1,888,951
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	1,995,617
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	835,050
740,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	696,086
640,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	618,761
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	1,133,196
130,000	Western Digital Corp., 2.850%, 2/01/2029	105,617
90,000	Western Digital Corp., 3.100%, 2/01/2032	67,832
360,000	Western Midstream Operating LP, 4.300%, 2/01/2030	327,706
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	398,236
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	130,803
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	99,035
475,000	Western Midstream Operating LP, 5.500%, 2/01/2050	403,037
1,110,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,032,300

		263,792,397

	Uruguay — 0.1%
1,415,000	Uruguay Government International Bonds, 4.375%, 1/23/2031	1,405,163
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,987,072

		3,392,235

	Total Non-Convertible Bonds (Identified Cost $845,086,434)	733,140,990

Convertible Bonds — 2.2%
	United States — 2.2%
40,000	Bentley Systems, Inc., 0.375%, 7/01/2027	33,760
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	13,131,442
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	12,143,702
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(i)	3,321,937
700,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026(i)	635,250
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026	233,935
4,390,000	Livongo Health, Inc., 0.875%, 6/01/2025	3,900,734
1,615,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,157,196
345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	368,285
430,000	Nutanix, Inc., 0.250%, 10/01/2027	358,346
135,000	Peloton Interactive, Inc., Zero Coupon, 1.146%, 2/15/2026(c)	102,033
230,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	330,510
620,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(i)	451,670
6,700,000	Southwest Airlines Co., 1.250%, 5/01/2025	7,611,200
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	875,863
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(i)	548,235
14,290,000	Teladoc Health, Inc., 1.250%, 6/01/2027	11,021,778
	United States — continued
6,678,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(i)	5,865,688
410,000	Unity Software, Inc., Zero Coupon, 0.000%-7.334%, 11/15/2026(i)	317,545
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	141,180

	Total Convertible Bonds (Identified Cost $83,145,658)	62,550,289

Municipals — 0.0%
	United States — 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $119,990)	111,223

	Total Bonds and Notes (Identified Cost $928,352,082)	795,802,502

Senior Loans — 0.1%
	United States — 0.1%
1,541,038	Carnival Corp., USD Term Loan B, 1-mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(f)(j)	1,517,538
1,182,008	Carnival Corp., 2021 Incremental Term Loan B, 1-mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(f)(j)	1,152,824
490,000	Uber Technologies, Inc., 2023 Term Loan B, 3/03/2030(k)	488,623

	Total Senior Loans (Identified Cost $3,174,588)	3,158,985

Shares
Preferred Stocks — 0.1%
	United States — 0.1%
1,970	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	2,290,617
24,376	El Paso Energy Capital Trust I, 4.750%	1,120,565

		3,411,182

	Total Preferred Stocks (Identified Cost $3,101,240)	3,411,182

Principal Amount (‡)
Short-Term Investments — 2.1%
$23,670,137	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $23,674,279 on 4/03/2023 collateralized by $24,765,600 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $24,143,562 including accrued interest (Note 2 of Notes to Financial Statements)	23,670,137
23,360,000	U.S. Treasury Bills, 4.511%, 5/25/2023(l)	23,204,280
11,815,000	U.S. Treasury Bills, 4.488%-4.553%, 4/27/2023(l)(m)	11,778,767

	Total Short-Term Investments (Identified Cost $58,648,415)	58,653,184

	Total Investments — 99.1% (Identified Cost $2,699,906,624)	2,774,344,626
	Other assets less liabilities — 0.9%	24,008,472

	Net Assets — 100.0%	$2,798,353,098

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $265,186,096 or 9.5% of net assets.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/21/2023	GBP	B	8,634,000	$10,315,472	$10,667,190	$351,718
Bank of America N.A.	6/21/2023	GBP	B	4,460,000	5,515,459	5,510,270	(5,189)
Bank of America N.A.	6/21/2023	JPY	B	8,701,840,000	64,808,520	66,288,349	1,479,829
Bank of America N.A.	6/21/2023	JPY	S	316,457,000	2,449,168	2,410,687	38,481
Bank of America N.A.	6/21/2023	KRW	S	19,047,379,000	14,481,616	14,700,266	(218,650)
Bank of America N.A.	6/21/2023	MXN	S	256,059,000	13,644,836	13,996,522	(351,686)
Citibank N.A.	6/21/2023	CAD	S	20,465,000	14,863,238	15,161,627	(298,389)
Morgan Stanley Capital Services LLC	6/21/2023	EUR	B	82,154,000	87,388,853	89,487,303	2,098,450
Morgan Stanley Capital Services LLC	6/21/2023	NZD	S	6,003,000	3,681,742	3,753,614	(71,872)
UBS AG	6/21/2023	COP	S	30,469,789,000	6,286,994	6,440,949	(153,955)
UBS AG	6/21/2023	IDR	S	100,000,000,000	6,457,862	6,655,677	(197,815)
UBS AG	6/21/2023	SEK	B	7,350,000	690,014	711,030	21,016
UBS AG	6/21/2023	SEK	S	7,350,000	713,226	711,030	2,196

Total							$2,694,134

At March 31, 2023, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	6/21/2023	NOK	30,959,000	EUR	2,736,465	$2,980,730	$13,356

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2023	78	$8,714,217	$8,963,906	$249,689
30 Year U.S. Treasury Bond	6/21/2023	470	59,589,671	61,643,437	2,053,766
5 Year U.S. Treasury Note	6/30/2023	137	14,982,136	15,002,570	20,434
Ultra Long U.S. Treasury Bond	6/21/2023	86	11,717,842	12,136,750	418,908

Total					$2,742,797

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	199	$23,546,824	$24,106,984	$(560,160)

Industry Summary at March 31, 2023 (Unaudited)

Semiconductors & Semiconductor Equipment	8.2%
Software	6.4
Treasuries	6.4
Life Sciences Tools & Services	6.3
Capital Markets	5.7
Machinery	4.8
IT Services	4.3
Textiles, Apparel & Luxury Goods	4.1
Chemicals	3.4
Broadline Retail	3.1
Interactive Media & Services	2.9
Hotels, Restaurants & Leisure	2.8
Financial Services	2.7
Specialty Retail	2.4
Banks	2.3
Cable Satellite	2.3
Health Care Providers & Services	2.2
Pharmaceuticals	2.1
Banking	2.0
Consumer Staples Distribution & Retail	2.0
Other Investments, less than 2% each	20.6
Short-Term Investments	2.1

Total Investments	99.1
Other assets less liabilities (including forward foreign currency and futures contracts)	0.9

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

United States Dollar	75.5%
Euro	10.3
Swedish Krona	2.6
Other, less than 2% each	10.7

Total Investments	99.1
Other assets less liabilities (including forward foreign currency and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 5.8%
2,736,381	Boeing Co.(a)	$581,289,416

	Air Freight & Logistics — 1.8%
1,579,267	Expeditors International of Washington, Inc.	173,908,882

	Automobiles — 4.7%
2,259,917	Tesla, Inc.(a)	468,842,381

	Beverages — 3.6%
6,583,544	Monster Beverage Corp.(a)	355,577,211

	Biotechnology — 5.2%
311,584	Regeneron Pharmaceuticals, Inc.(a)	256,019,225
837,799	Vertex Pharmaceuticals, Inc.(a)	263,965,331

		519,984,556

	Broadline Retail — 6.0%
1,307,983	Alibaba Group Holding Ltd., ADR(a)	133,649,703
4,520,102	Amazon.com, Inc.(a)	466,881,336

		600,531,039

	Capital Markets — 3.1%
416,115	FactSet Research Systems, Inc.	172,725,175
2,370,365	SEI Investments Co.	136,414,506

		309,139,681

	Entertainment — 6.6%
1,121,368	Netflix, Inc.(a)	387,410,217
2,721,141	Walt Disney Co.(a)	272,467,848

		659,878,065

	Financial Services — 8.5%
1,832,178	Block, Inc.(a)	125,779,020
1,648,776	PayPal Holdings, Inc.(a)	125,208,049
2,646,936	Visa, Inc., Class A	596,778,191

		847,765,260

	Health Care Equipment & Supplies — 1.2%
482,145	Intuitive Surgical, Inc.(a)	123,173,583

	Hotels, Restaurants & Leisure — 4.6%
2,229,368	Starbucks Corp.	232,144,090
1,278,838	Yum China Holdings, Inc.	81,065,541
1,092,944	Yum! Brands, Inc.	144,356,043

		457,565,674

	Interactive Media & Services — 13.0%
3,698,473	Alphabet, Inc., Class A(a)	383,642,604
1,834,705	Alphabet, Inc., Class C(a)	190,809,320
3,409,954	Meta Platforms, Inc., Class A(a)	722,705,651

		1,297,157,575

	IT Services — 1.6%
3,328,433	Shopify, Inc., Class A(a)	159,565,078

	Life Sciences Tools & Services — 1.9%
822,575	Illumina, Inc.(a)	191,289,816

	Machinery — 0.8%
194,748	Deere & Co.	80,407,554

	Pharmaceuticals — 4.6%
1,579,378	Novartis AG, ADR	145,302,776
1,187,093	Novo Nordisk AS, ADR	188,913,980
3,592,773	Roche Holding AG, ADR	128,836,840

		463,053,596

	Semiconductors & Semiconductor Equipment — 9.2%
2,603,603	NVIDIA Corp.	723,202,805
1,528,774	QUALCOMM, Inc.	195,040,987

		918,243,792

	Software — 17.0%
1,592,687	Autodesk, Inc.(a)	331,533,726
1,699,877	Microsoft Corp.	490,074,539
4,788,461	Oracle Corp.	444,943,796
1,599,010	Salesforce, Inc.(a)	319,450,218
554,931	Workday, Inc., Class A(a)	114,615,449

		1,700,617,728

	Total Common Stocks (Identified Cost $5,938,138,603)	9,907,990,887

Principal Amount
Short-Term Investments — 0.8%
$74,270,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $74,283,905 on 4/03/2023 collateralized by $77,708,200 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $75,756,403 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $74,270,908)	74,270,908

	Total Investments — 100.0% (Identified Cost $6,012,409,511)	9,982,261,795
	Other assets less liabilities — 0.0%	2,104,933

	Net Assets — 100.0%	$9,984,366,728

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2023 (Unaudited)

Software	17.0%
Interactive Media & Services	13.0
Semiconductors & Semiconductor Equipment	9.2
Financial Services	8.5
Entertainment	6.6
Broadline Retail	6.0
Aerospace & Defense	5.8
Biotechnology	5.2
Automobiles	4.7
Pharmaceuticals	4.6
Hotels, Restaurants & Leisure	4.6
Beverages	3.6
Capital Markets	3.1
Other Investments, less than 2% each	7.3
Short-Term Investments	0.8

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.2% of Net Assets
	ABS Car Loan — 8.6%
$255,000	Ally Auto Receivables Trust, Series 2022-3,Class A3, 5.070%, 4/15/2027	$255,900
107,256	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	105,438
180,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	177,339
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	82,800
246,281	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	242,477
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	202,694
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	472,251
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	330,292
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	877,915
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	136,182
455,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.120%, 4/20/2027, 144A	465,672
255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027, 144A	254,409
1,210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028, 144A(a)	1,209,797
44,379	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	44,236
129,907	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	128,120
241,405	CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.620%, 12/16/2024, 144A	241,666
75,253	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	69,887
275,756	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	265,279
475,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	450,464
165,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A3, 4.610%, 11/10/2027	161,434
1,235,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	1,244,429
59,802	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	59,551
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	256,147
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032, 144A	855,672
710,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033, 144A	719,876
257,438	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	255,727
465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	454,742
192,663	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	191,276
7,947	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	7,920
246,064	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	243,378
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	383,782
	ABS Car Loan — continued
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028, 144A	638,950
170,000	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190%, 10/16/2028, 144A	168,734
56,636	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	56,525
33,940	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	33,872
707,202	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	696,499
605,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	598,525
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	681,449
215,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class B, 6.030%, 8/16/2027	216,223
360,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	360,401
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	278,116
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027, 144A	498,067
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027, 144A	427,064
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	577,198
20,963	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	20,833
125,565	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	124,561
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	516,669
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	394,999
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027, 144A	334,179
168,285	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	165,967
163,587	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	162,924
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	958,269
26,896	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	26,660
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	176,883
90,400	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	89,416
44,143	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	43,672
68,017	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	66,911
332,784	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	330,803
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	398,020
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	208,764
60,276	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	59,997
63,817	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	63,301
835,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	818,310

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	$550,169
285,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/2027	280,626
155,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.750%, 4/15/2027	156,449
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	113,665
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	408,071
35,346	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	35,088
180,664	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	179,232
320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	318,303
167,594	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	166,739
467,434	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	463,269
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	263,125
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	992,591
170,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.740%, 8/15/2028, 144A	170,643
208,039	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	204,021
37,358	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	37,197
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	333,159

		25,711,860

	ABS Credit Card — 0.3%
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	902,181

	ABS Home Equity — 0.0%
1,705	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	1,682

	ABS Other — 1.2%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	377,657
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027, 144A	120,236
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	104,488
338,730	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	303,835
111,317	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	110,225
108,055	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	106,771
45,381	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	44,600
358,403	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	348,065
180,000	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	177,224
98,493	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037, 144A	95,816
27,860	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	27,784
	ABS Other — continued
76,680	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	76,084
113,735	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032, 144A	112,875
61,735	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	56,621
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A	1,096,304
370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	353,192
78,659	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	73,176

		3,584,953

	ABS Student Loan — 0.1%
98,374	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	92,791
55,686	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	49,766
71,684	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	65,769
5,605	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	5,579

		213,905

	ABS Whole Business — 0.2%
510,925	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	494,946

	Aerospace & Defense — 0.1%
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	28,757
365,000	Raytheon Technologies Corp., 5.000%, 2/27/2026	370,540

		399,297

	Agency Commercial Mortgage-Backed Securities — 0.5%
701,647	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	679,862
1,002,601	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	952,641
1,056	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	1,056

		1,633,559

	Apartment REITs — 0.1%
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	172,587

	Automotive — 2.7%
470,000	American Honda Finance Corp., 4.750%, 1/12/2026	473,731
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	143,826
735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025, 144A	736,191
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	591,575
875,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	889,288
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	281,705
1,040,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028, 144A	1,051,353
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	545,116
560,000	Hyundai Capital America, 5.800%, 4/01/2030, 144A	564,839
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	229,866

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$840,000	Mercedes-Benz Finance North America LLC, 4.800%, 3/30/2028, 144A	$842,475
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	104,161
990,000	PACCAR Financial Corp., MTN, 4.450%, 3/30/2026	991,224
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	265,721
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	287,878

		7,998,949

	Banking — 16.5%
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026, 144A	717,957
735,000	Ally Financial, Inc., 7.100%, 11/15/2027	746,569
865,000	American Express Co., 4.900%, 2/13/2026	873,037
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	496,782
565,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032, 144A	541,191
1,505,000	Australia & New Zealand Banking Group Ltd., 5.088%, 12/08/2025	1,517,077
840,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	805,359
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	390,008
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026, 144A	313,095
1,495,000	Bank of New York Mellon, (fixed rate to 11/21/2024, variable rate thereafter), MTN, 5.224%, 11/21/2025	1,498,543
655,000	Bank of New York Mellon Corp., MTN, 1.600%, 4/24/2025	608,804
295,000	Bank of New York Mellon Corp., MTN, 1.800%, 7/28/2031	233,819
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	603,919
690,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	626,509
610,000	Bank of Nova Scotia, 4.850%, 2/01/2030	602,489
200,000	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024, 144A	190,349
840,000	Banque Federative du Credit Mutuel SA, 4.753%, 7/13/2027, 144A	817,428
400,000	Barclays PLC, (fixed rate to 11/02/2032, variable rate thereafter), 7.437%, 11/02/2033	442,123
485,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	483,821
170,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	129,552
1,015,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	980,165
685,000	Capital One Financial Corp., (fixed rate to 2/01/2028, variable rate thereafter), 5.468%, 2/01/2029	667,582
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	487,578
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	218,503
815,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	745,170
225,000	Comerica, Inc., 3.700%, 7/31/2023	215,733
1,495,000	Commonwealth Bank of Australia, 5.316%, 3/13/2026	1,520,251
1,185,000	Cooperatieve Rabobank UA, (fixed rate to 2/28/2028, variable rate thereafter), 5.564%, 2/28/2029, 144A	1,192,948
	Banking — continued
730,000	Credit Agricole SA, 5.301%, 7/12/2028, 144A	740,068
460,000	Credit Agricole SA, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	422,312
335,000	Credit Suisse AG, 5.000%, 7/09/2027	322,437
500,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	495,740
430,000	Danske Bank AS, (fixed rate to 1/09/2025, variable rate thereafter), 6.466%, 1/09/2026, 144A	430,778
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	743,002
755,000	Deutsche Bank AG, 5.371%, 9/09/2027	739,908
280,000	Deutsche Bank AG, (fixed rate to 1/18/2028, variable rate thereafter), 6.720%, 1/18/2029	278,043
330,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	306,049
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	529,684
1,030,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028, 144A	1,055,029
520,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	534,612
1,405,000	HSBC USA, Inc., 3.750%, 5/24/2024	1,369,914
1,050,000	HSBC USA, Inc., 5.625%, 3/17/2025	1,051,974
290,000	Huntington National Bank, 5.650%, 1/10/2030	277,897
495,000	Intesa Sanpaolo SpA, 7.000%, 11/21/2025, 144A	502,346
1,470,000	JPMorgan Chase & Co., (fixed rate to 12/15/2024, variable rate thereafter), 5.546%, 12/15/2025	1,480,057
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	477,229
435,000	KeyBank NA, 5.850%, 11/15/2027	427,717
655,000	Lloyds Banking Group PLC, (fixed rate to 3/06/2028, variable rate thereafter), 5.871%, 3/06/2029	660,395
280,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	266,412
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	364,494
440,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 2/22/2028, variable rate thereafter), 5.422%, 2/22/2029	444,129
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,105,558
350,000	Nationwide Building Society, 4.850%, 7/27/2027, 144A	343,224
525,000	NatWest Group PLC, (fixed rate to 3/26/2033, variable rate thereafter), 6.016%, 3/02/2034	543,800
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,060,441
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,145,881
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	190,518
485,000	Royal Bank of Canada, 6.000%, 11/01/2027	505,919
685,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	641,251
550,000	Santander Holdings USA, Inc., (fixed rate to 3/09/2028, variable rate thereafter), 6.499%, 3/09/2029	549,493
285,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/10/2028, variable rate thereafter), 6.534%, 1/10/2029	289,758
435,000	Santander U.K. Group Holdings PLC, (fixed rate to 11/21/2025, variable rate thereafter), 6.833%, 11/21/2026	440,602
1,025,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034, 144A	1,047,704
710,000	Standard Chartered PLC, (fixed rate to 1/09/2028, variable rate thereafter), 6.301%, 1/09/2029, 144A	725,582

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$475,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	$402,315
1,115,000	Sumitomo Mitsui Financial Group, Inc., 5.710%, 1/13/2030	1,151,257
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	190,262
525,000	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 3/09/2026, 144A	533,672
560,000	Synchrony Bank, 5.400%, 8/22/2025	525,095
475,000	Synchrony Financial, 4.875%, 6/13/2025	439,704
730,000	Toronto-Dominion Bank, 5.156%, 1/10/2028	737,687
630,000	Truist Financial Corp., (fixed rate to 1/26/2033, variable rate thereafter), MTN, 5.122%, 1/26/2034	614,372
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	529,533
1,470,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026	1,426,804
800,000	Wells Fargo & Co., (fixed rate to 8/15/2025, variable rate thereafter), MTN, 4.540%, 8/15/2026	785,472
610,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	582,959

		49,095,450

	Brokerage — 0.4%
575,000	Ameriprise Financial, Inc., 5.150%, 5/15/2033	573,306
355,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	280,990
540,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	477,122

		1,331,418

	Building Materials — 0.3%
440,000	Ferguson Finance PLC, 4.650%, 4/20/2032, 144A	418,009
595,000	Stanley Black & Decker, Inc., 6.000%, 3/06/2028	613,234

		1,031,243

	Chemicals — 0.3%
240,000	Cabot Corp., 4.000%, 7/01/2029	223,461
310,000	Cabot Corp., 5.000%, 6/30/2032	301,733
305,000	Eastman Chemical Co., 5.750%, 3/08/2033	310,219

		835,413

	Collateralized Mortgage Obligations — 1.0%
217,242	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD LIBOR + 0.680%, 5.315%, 2/20/2060(c)	216,106
131,396	Government National Mortgage Association, Series 2010-H03, Class FA, 1 mo. USD LIBOR + 0.550%, 5.185%, 3/20/2060(c)	130,844
96,817	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD LIBOR + 0.500%, 4.892%, 7/20/2064(c)	96,129
83,267	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD LIBOR + 0.500%, 5.066%, 7/20/2064(c)	82,622
191	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(a)	172
189,304	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	183,117
302,429	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD LIBOR + 0.920%, 5.486%, 2/20/2066(c)	299,827
825,564	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	796,072
191,538	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD LIBOR + 0.450%, 5.016%, 12/20/2068(c)	190,768
	Collateralized Mortgage Obligations — continued
500,790	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD LIBOR + 0.400%, 4.966%, 10/20/2068(c)	498,530
577,280	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD LIBOR + 0.400%, 4.966%, 5/20/2069(c)	569,140

		3,063,327

	Construction Machinery — 1.0%
260,000	Caterpillar Financial Services Corp., 4.800%, 1/06/2026	264,271
1,275,000	Caterpillar Financial Services Corp., MTN, 5.400%, 3/10/2025	1,298,645
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	297,094
395,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	399,408
585,000	John Deere Capital Corp., MTN, 4.750%, 1/20/2028	597,285

		2,856,703

	Consumer Cyclical Services — 0.1%
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	167,002

	Consumer Products — 0.8%
215,000	Brunswick Corp., 4.400%, 9/15/2032	186,620
520,000	Colgate-Palmolive Co., 4.600%, 3/01/2033	539,825
930,000	Kenvue, Inc., 5.050%, 3/22/2028, 144A	961,150
750,000	Whirlpool Corp., 5.500%, 3/01/2033	752,422

		2,440,017

	Diversified Manufacturing — 0.2%
125,000	Amphenol Corp., 4.750%, 3/30/2026	125,491
225,000	Kennametal, Inc., 4.625%, 6/15/2028	217,410
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	261,358

		604,259

	Electric — 5.8%
435,000	AES Corp., 3.300%, 7/15/2025, 144A	412,297
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	344,127
550,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	532,050
220,000	Black Hills Corp., 5.950%, 3/15/2028	227,884
325,000	CenterPoint Energy Houston Electric LLC, 4.950%, 4/01/2033	331,895
485,000	Consolidated Edison Co. of New York, Inc., 5.200%, 3/01/2033	500,191
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	112,399
365,000	Constellation Energy Generation LLC, 5.800%, 3/01/2033	376,460
725,000	Consumers Energy Co., 4.625%, 5/15/2033	722,951
590,000	DTE Electric Co., 5.200%, 4/01/2033	608,956
745,000	DTE Energy Co., 4.220%, 11/01/2024	736,612
1,110,000	Edison International, 4.700%, 8/15/2025	1,094,584
435,000	Enel Finance International NV, 5.000%, 6/15/2032, 144A	409,091
605,000	Entergy Corp., 0.900%, 9/15/2025	544,714
1,040,000	Exelon Corp., 5.300%, 3/15/2033	1,058,057
525,000	Florida Power & Light Co., 5.100%, 4/01/2033	543,976
205,000	Louisville Gas & Electric Co., Series LOU, 5.450%, 4/15/2033	213,036
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 5/01/2023, variable rate thereafter), 4.750%, 4/30/2043	181,174
1,040,000	NextEra Energy Capital Holdings, Inc., 4.900%, 2/28/2028	1,046,878
380,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	386,575

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$610,000	NRG Energy, Inc., 7.000%, 3/15/2033, 144A	$631,911
825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030	735,029
525,000	Pacific Gas & Electric Co., 4.950%, 6/08/2025	518,703
100,000	Pennsylvania Electric Co., 5.150%, 3/30/2026, 144A	100,437
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	228,578
275,000	Puget Energy, Inc., 4.224%, 3/15/2032	251,705
345,000	Southern California Edison Co., 5.300%, 3/01/2028	353,655
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	712,422
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,505,361
1,500,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	1,500,375
240,000	Wisconsin Power & Light Co., 4.950%, 4/01/2033	241,487

		17,163,570

	Environmental — 0.2%
140,000	Republic Services, Inc., 5.000%, 4/01/2034	142,636
520,000	Waste Management, Inc., 4.625%, 2/15/2030	520,281

		662,917

	Finance Companies — 3.0%
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	494,468
360,000	Air Lease Corp., 1.875%, 8/15/2026	318,933
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	477,533
500,000	Ares Capital Corp., 2.875%, 6/15/2028	411,155
50,000	Ares Capital Corp., 4.250%, 3/01/2025	47,237
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	303,732
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	218,767
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	459,931
200,000	Barings BDC, Inc., 3.300%, 11/23/2026	177,008
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	936,302
615,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	504,626
435,000	FS KKR Capital Corp., 3.125%, 10/12/2028	355,961
685,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	587,180
680,000	Hercules Capital, Inc., 3.375%, 1/20/2027	583,393
785,000	Main Street Capital Corp., 3.000%, 7/14/2026	684,309
450,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	422,186
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	237,093
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	82,668
155,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	150,934
140,000	Owl Rock Core Income Corp., 7.750%, 9/16/2027, 144A	137,919
955,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	858,045
520,000	USAA Capital Corp., 3.375%, 5/01/2025, 144A	502,068

		8,951,448

	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	446,499
185,000	ORIX Corp., 3.250%, 12/04/2024	178,827

		625,326

	Food & Beverage — 1.2%
300,000	Archer-Daniels-Midland Co., 4.500%, 8/15/2033	300,321
250,000	Brown-Forman Corp., 4.750%, 4/15/2033	252,865
725,000	General Mills, Inc., 5.241%, 11/18/2025	727,177
1,040,000	Nestle Holdings, Inc., 4.850%, 3/14/2033, 144A	1,087,559
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	789,099
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	302,593

		3,459,614

	Government Owned – No Guarantee — 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	676,392
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	335,808
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	305,671

		1,317,871

	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	225,158

	Health Insurance — 0.3%
1,045,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	1,038,987

	Healthcare — 0.4%
227,000	Cigna Group, 3.750%, 7/15/2023	225,898
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024, 144A	759,472
275,000	Medtronic Global Holdings SCA, 4.250%, 3/30/2028	274,562

		1,259,932

	Hybrid ARMs — 0.0%
31,273	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 4.066%, 5/01/2036(c)	31,978
15,625	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 4.174%, 1/01/2035(c)	15,820

		47,798

	Independent Energy — 0.3%
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	527,043
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	461,913

		988,956

	Integrated Energy — 0.2%
520,000	BP Capital Markets America, Inc., 4.812%, 2/13/2033	527,989

	Life Insurance — 7.0%
330,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	277,810
430,000	Athene Holding Ltd., 6.650%, 2/01/2033	436,449
410,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	396,499
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	729,405
985,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	855,275
535,000	Corebridge Global Funding, 0.900%, 9/22/2025, 144A	483,851
355,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	299,023
1,155,000	Equitable Financial Life Global Funding, 5.500%, 12/02/2025, 144A	1,161,320
5,000	Equitable Holdings, Inc., 5.594%, 1/11/2033	4,915
245,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028, 144A	246,693
505,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	428,112
1,170,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	1,153,419
500,000	Five Corners Funding Trust III, 5.791%, 2/15/2033, 144A	513,013
230,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	223,021
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	868,069
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	604,077
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,257,884
45,000	Guardian Life Global Funding, 5.550%, 10/28/2027, 144A	46,706
955,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	894,081
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	146,962
435,000	Jackson National Life Global Funding, 5.500%, 1/09/2026, 144A	439,809

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$230,000	Lincoln National Corp., 3.400%, 3/01/2032	$185,100
380,000	MassMutual Global Funding II, 4.150%, 8/26/2025, 144A	374,429
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	787,998
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	643,055
440,000	Metropolitan Life Global Funding I, 5.000%, 1/06/2026, 144A	442,583
545,000	Metropolitan Life Global Funding I, 5.150%, 3/28/2033, 144A	549,410
915,000	New York Life Global Funding, 4.700%, 4/02/2026, 144A	915,719
850,000	New York Life Global Funding, 4.850%, 1/09/2028, 144A	862,325
745,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	699,761
765,000	Protective Life Global Funding, 4.714%, 7/06/2027, 144A	747,252
745,000	Prudential Financial, Inc., (fixed rate to 12/01/2032, variable rate thereafter), 6.750%, 3/01/2053	724,587
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	621,891
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	173,563
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026, 144A	411,933
770,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	672,306
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	715,978

		20,994,283

	Lodging — 0.2%
140,000	Marriott International, Inc., 4.900%, 4/15/2029	138,773
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	347,585

		486,358

	Media Entertainment — 0.2%
550,000	Prosus NV, 4.193%, 1/19/2032, 144A	467,259

	Metals & Mining — 0.5%
1,045,000	BHP Billiton Finance USA Ltd., 4.875%, 2/27/2026	1,052,044
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	153,320
290,000	Northern Star Resources Ltd., 6.125%, 4/11/2033, 144A	287,665

		1,493,029

	Midstream — 0.6%
685,000	Enbridge, Inc., 5.700%, 3/08/2033	712,499
305,000	Kinder Morgan, Inc., 5.200%, 6/01/2033	303,016
50,000	Western Midstream Operating LP, 6.150%, 4/01/2033	50,678
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	611,255

		1,677,448

	Mortgage Related — 0.7%
664	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	647
20	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024	21
12	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	12
10,037	Government National Mortgage Association, 3.890%, with various maturities in 2062(b)(d)	9,703
	Mortgage Related — continued
13,383	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,031
44,703	Government National Mortgage Association, 4.256%, 11/20/2066(b)	44,424
19,746	Government National Mortgage Association, 4.304%, 6/20/2066(b)	19,421
40,720	Government National Mortgage Association, 4.388%, 9/20/2066(b)	40,472
53,996	Government National Mortgage Association, 4.428%, 10/20/2066(b)	53,771
50,126	Government National Mortgage Association, 4.453%, 11/20/2066(b)	50,039
136,571	Government National Mortgage Association, 4.454%, 10/20/2066(b)	135,848
36,499	Government National Mortgage Association, 4.471%, 8/20/2066(b)	36,398
120,227	Government National Mortgage Association, 4.491%, 9/20/2066(b)	119,682
3,793	Government National Mortgage Association, 4.514%, 11/20/2064(b)	3,746
243,105	Government National Mortgage Association, 4.585%, 7/20/2067(b)	243,807
51,512	Government National Mortgage Association, 4.586%, 10/20/2066(b)	51,313
677,748	Government National Mortgage Association, 4.641%, 4/20/2067(b)	677,841
455,297	Government National Mortgage Association, 4.673%, 1/20/2067(b)	454,574
94,599	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(d)	93,905
42	Government National Mortgage Association, 6.500%, 12/15/2023	44

		2,048,699

	Natural Gas — 0.5%
720,000	CenterPoint Energy Resources Corp., 5.400%, 3/01/2033	744,511
240,000	NiSource, Inc., 5.250%, 3/30/2028	244,138
290,000	Sempra Energy, 3.700%, 4/01/2029	269,253
170,000	Southwest Gas Corp., 5.450%, 3/23/2028	171,602

		1,429,504

	Non-Agency Commercial Mortgage-Backed Securities — 5.6%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	200,633
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	230,591
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	717,702
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 6.824%, 10/15/2037, 144A(c)	637,316
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	717,863
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	243,333
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	621,830
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.185%, 12/15/2038, 144A(c)	483,838
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.725%, 4/15/2037, 144A(c)	345,897

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	$469,863
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	340,131
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	934,819
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	472,744
484,468	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	427,653
57,284	Commercial Mortgage Pass-Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	57,164
21,808	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	21,610
29,133	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	28,865
280,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	272,450
280,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	267,985
520,299	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	496,604
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	722,074
42,727	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	41,473
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	408,452
605,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	442,243
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	367,488
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	324,048
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	212,204
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	155,004
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	311,110
19,677	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	19,438
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	517,811
468,608	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD LIBOR + 0.950%, 5.635%, 11/15/2038, 144A(c)	451,031
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.067%, 7/15/2046(b)	238,929
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	123,499
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	462,601
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	728,640
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040, 144A	470,020
	Non-Agency Commercial Mortgage-Backed Securities — continued
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1 mo. USD SOFR + 1.550%, 6.377%, 2/15/2039, 144A(c)	926,193
193,104	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	176,707
24,103	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	24,054
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	189,511
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	393,137
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	752,853
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	318,628
69,612	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	68,637

		16,834,676

	Office REITs — 0.4%
720,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	545,284
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	124,239
420,000	Office Properties Income Trust, 3.450%, 10/15/2031	233,031
205,000	Office Properties Income Trust, 4.500%, 2/01/2025	176,975

		1,079,529

	Other REITs — 0.1%
170,000	Extra Space Storage LP, 5.700%, 4/01/2028	171,153

	Packaging — 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	328,037

	Pharmaceuticals — 0.4%
1,005,000	Astrazeneca Finance LLC, 4.900%, 3/03/2030	1,027,946
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	229,989

		1,257,935

	Property & Casualty Insurance — 0.3%
285,000	Aon Corp./Aon Global Holdings PLC, 5.350%, 2/28/2033	295,205
30,000	Assurant, Inc., 4.200%, 9/27/2023	29,808
470,000	Marsh & McLennan Cos., Inc., 5.450%, 3/15/2053	484,029
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	214,793

		1,023,835

	Railroads — 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	211,821

	Refining — 0.2%
540,000	Phillips 66, 4.950%, 12/01/2027	542,401

	Restaurants — 0.1%
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	420,000

	Retailers — 1.0%
225,000	Advance Auto Parts, Inc., 5.950%, 3/09/2028	231,942
345,000	AutoNation, Inc., 3.500%, 11/15/2024	333,867
290,000	AutoNation, Inc., 4.500%, 10/01/2025	283,415
820,000	Lowe’s Cos., Inc., 5.150%, 7/01/2033	827,818
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,211,435

		2,888,477

	Sovereigns — 0.1%
405,000	Panama Government International Bonds, 6.400%, 2/14/2035	421,780

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 3.3%
$325,000	Avnet, Inc., 5.500%, 6/01/2032	$316,703
1,045,000	Avnet, Inc., 6.250%, 3/15/2028	1,063,683
440,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	411,586
870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	768,810
355,000	Flex Ltd., 6.000%, 1/15/2028	363,737
525,000	Global Payments, Inc., 1.500%, 11/15/2024	494,558
980,000	Hewlett Packard Enterprise Co., 5.900%, 10/01/2024	992,356
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	310,648
1,045,000	Intel Corp., 5.200%, 2/10/2033	1,064,323
1,030,000	International Business Machines Corp., 4.500%, 2/06/2028	1,030,069
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	174,253
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	273,599
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	453,547
695,000	Micron Technology, Inc., 6.750%, 11/01/2029	738,313
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	185,664
815,000	Texas Instruments, Inc., 4.900%, 3/14/2033	847,810
345,000	Trimble, Inc., 6.100%, 3/15/2033	348,276
165,000	Western Union Co., 4.250%, 6/09/2023	164,126

		10,002,061

	Tobacco — 0.6%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	460,500
665,000	BAT Capital Corp., 4.700%, 4/02/2027	652,498
590,000	Philip Morris International, Inc., 5.125%, 2/15/2030	597,570

		1,710,568

	Transportation Services — 1.4%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	429,600
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	169,502
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	691,079
785,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028, 144A	783,661
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	254,065
1,045,000	Ryder System, Inc., MTN, 5.650%, 3/01/2028	1,058,774
910,000	United Parcel Service, Inc., 4.875%, 3/03/2033	933,891

		4,320,572

	Treasuries — 28.2%
7,670,000	U.S. Treasury Notes, 2.500%, 5/31/2024	7,498,024
3,240,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,122,677
8,045,000	U.S. Treasury Notes, 2.750%, 7/31/2027	7,747,712
1,485,000	U.S. Treasury Notes, 3.250%, 8/31/2024	1,462,493
9,900,000	U.S. Treasury Notes, 3.250%, 6/30/2027	9,729,070
3,005,000	U.S. Treasury Notes, 3.500%, 1/31/2028	2,989,271
17,710,000	U.S. Treasury Notes, 3.875%, 11/30/2027	17,894,018
8,895,000	U.S. Treasury Notes, 3.875%, 12/31/2027	8,988,467
2,920,000	U.S. Treasury Notes, 4.000%, 2/29/2028	2,972,697
2,895,000	U.S. Treasury Notes, 4.125%, 9/30/2027	2,949,507
2,800,000	U.S. Treasury Notes, 4.125%, 11/15/2032	2,942,188
9,785,000	U.S. Treasury Notes, 4.250%, 12/31/2024	9,793,791
2,935,000	U.S. Treasury Notes, 4.500%, 11/30/2024	2,946,465
2,940,000	U.S. Treasury Notes, 4.625%, 2/28/2025	2,968,596

		84,004,976

	Wireless — 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	199,930

	Total Bonds and Notes (Identified Cost $302,020,850)	292,822,648

Short-Term Investments — 1.4%
4,002,461	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $4,003,161 on 4/03/2023 collateralized by $4,187,700 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $4,082,518 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,002,461)	4,002,461

	Total Investments — 99.6% (Identified Cost $306,023,311)	296,825,109
	Other assets less liabilities — 0.4%	1,251,640

	Net Assets — 100.0%	$298,076,749

(†)	See Note 2 of Notes to Financial Statements.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $85,191,930 or 28.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2023	374	$40,135,610	$40,955,922	$820,312

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/21/2023	12	$1,625,600	$1,693,500	$(67,900)

Industry Summary at March 31, 2023 (Unaudited)

Treasuries	28.2%
Banking	16.5
ABS Car Loan	8.6
Life Insurance	7.0
Electric	5.8
Non-Agency Commercial Mortgage-Backed Securities	5.6
Technology	3.3
Finance Companies	3.0
Automotive	2.7
Other Investments, less than 2% each	17.5
Short-Term Investments	1.4

Total Investments	99.6
Other assets less liabilities (including futures contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.9% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	$3,054,176
148,802	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	148,319
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,732,637
5,293,188	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	5,214,709
2,735,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	2,731,323
71,275	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	70,832
73,505	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	73,209
92,745	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	91,933
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	577,705
48,413	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	48,173
151,903	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	150,282
426,535	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	421,545
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028, 144A	606,806
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	709,486
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035, 144A	4,229,965
34,835	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	34,745
118,408	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	117,546

		20,013,391

	ABS Other — 0.5%
371,147	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	366,735
78,056	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	76,712
1,014,347	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	985,090
675,000	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	664,591
87,951	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	87,711
351,008	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	321,933
543,716	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	505,812
692,328	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	651,574

		3,660,158

	ABS Student Loan — 1.0%
1,591,053	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	1,483,586
495,231	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	450,196
1,621,393	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,411,763
	ABS Student Loan — continued
3,785,717	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	3,209,621
906,887	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	810,703
9,832	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + 0.950%, 5.795%, 1/25/2039, 144A(a)	9,806

		7,375,675

	Agency Commercial Mortgage-Backed Securities — 34.9%
6,835,641	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	6,697,891
2,491,490	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.706%, 1/25/2028(a)	2,462,725
7,524,542	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.706%, 8/25/2028(a)	7,425,603
7,112,112	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	7,065,749
7,079,195	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	7,029,235
7,452,252	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,341,079
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,483,230
19,106,343	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,255,645
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,137,441
7,999,426	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,560,819
15,258,345	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.726%, 9/25/2028(a)	14,968,589
1,251,278	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 1 mo. USD LIBOR + 0.390%, 5.059%, 10/25/2025(a)	1,244,018
6,818,331	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 1 mo. USD LIBOR + 0.500%, 5.169%, 10/25/2026(a)	6,805,420
1,901,508	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.079%, 1/25/2027(a)	1,898,552
5,261,371	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 1 mo. USD LIBOR + 0.700%, 5.369%, 2/25/2027(a)	5,279,559

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$6,920,051	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.426%, 2/25/2027(a)	$6,991,881
21,043,634	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 1 mo. USD LIBOR + 0.800%, 5.469%, 3/25/2030(a)	21,052,030
21,043,634	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.526%, 3/25/2030(a)	21,341,256
3,259,412	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 1 mo. USD LIBOR + 0.470%, 5.139%, 5/25/2030(a)	3,238,732
3,007,655	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.106%, 5/25/2030(a)	2,986,806
4,595,545	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 1 mo. USD LIBOR + 0.440%, 5.109%, 6/25/2030(a)	4,563,239
2,582,060	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.036%, 6/25/2030(a)	2,568,446
1,023,302	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 1 mo. USD LIBOR + 0.360%, 5.029%, 6/25/2027(a)	1,018,980
767,476	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.926%, 6/25/2027(a)	764,235
778,976	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 1 mo. USD LIBOR + 0.300%, 4.969%, 7/25/2030(a)	760,584
655,329	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.846%, 7/25/2030(a)	640,516
223,849	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 1 mo. USD LIBOR + 0.300%, 4.969%, 8/25/2030(a)	221,365
596,730	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.856%, 8/25/2030(a)	584,494
657,204	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 1 mo. USD LIBOR + 0.290%, 4.959%, 8/25/2027(a)	649,518
586,865	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.846%, 8/25/2027(a)	580,635
566,662	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 1 mo. USD LIBOR + 0.280%, 4.949%, 10/25/2027(a)	562,590
	Agency Commercial Mortgage-Backed Securities — continued
680,362	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.836%, 10/25/2027(a)	676,012
3,192,283	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.776%, 12/25/2030(a)	3,150,132
8,720,280	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	8,516,236
6,587,303	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	6,259,055
11,783	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	11,783
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,380,929
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,106,177
8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 1 mo. USD LIBOR + 0.650%, 5.319%, 8/25/2029(a)	8,514,972
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 1 mo. USD LIBOR + 0.340%, 5.009%, 4/25/2030(a)	2,818,239
3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.896%, 4/25/2030(a)	3,103,997
1,005,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 1 mo. USD LIBOR + 0.390%, 5.059%, 10/25/2045(a)	1,001,145
944,103	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q015, Class A, 30 day USD SOFR Average + 0.200%, 4.758%, 8/25/2024(a)	942,422
3,915,928	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,574,463
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,086,316
2,689,292	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	2,652,400
2,121,667	Federal National Mortgage Association, Series 2020-M5, Class FA, 1 mo. USD LIBOR + 0.460%, 5.122%, 1/25/2027(a)	2,102,606
80,224	Government National Mortgage Association, Series 2003-72, Class Z, 5.379%, 11/16/2045(b)	78,743

		245,156,489

	Collateralized Mortgage Obligations — 13.7%
262	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7 yr. CMT — 0.200%, 3.280%, 5/15/2023(a)(c)	254
724	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10 yr. CMT — 0.650%, 3.150%, 8/15/2023(a)(c)	701

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$46,241	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)	$45,070
396,833	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)	407,581
593,479	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035(c)	599,770
199,657	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)	203,212
592,172	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.551%, 6/15/2048(b)(d)	541,280
490,673	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.881%, 12/15/2036(b)(d)	484,659
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 6.600%, 6/15/2043(b)(c)	89,458
4,989	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 3.768%, 3/25/2044(b)(c)	4,147
256,263	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 4.338%, 10/25/2044(a)(c)	237,889
2,544	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10 yr. CMT — 0.500%, 3.430%, 4/25/2024(a)(c)	2,454
5,554	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.338%, 8/25/2042(b)(c)	5,090
563,156	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)	575,326
22,095	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)	21,284
297,434	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1 mo. USD LIBOR + 0.060%, 4.677%, 7/25/2037(a)(c)	289,651
547,691	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.447%, 8/25/2038(b)	521,614
1,095,134	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1 mo. USD LIBOR + 0.450%, 5.295%, 6/25/2042(a)	1,067,224
1,223,366	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1 mo. USD LIBOR + 0.550%, 5.395%, 6/25/2042(a)	1,198,214
2,924,528	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1 mo. USD LIBOR + 0.510%, 5.355%, 8/25/2042(a)	2,856,704
1,840,298	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1 mo. USD LIBOR + 1.000%, 5.000%, 7/25/2043(a)	1,672,325
3,173,403	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1 mo. USD LIBOR + 0.400%, 5.245%, 2/25/2045(a)	3,126,512
4,787,228	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1 mo. USD LIBOR + 0.500%, 4.043%, 6/25/2050(a)	4,689,654
942,834	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD LIBOR + 0.200%, 4.961%, 2/20/2035(a)(c)	930,061
712,993	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD LIBOR + 0.520%, 5.281%, 10/20/2037(a)(c)	708,404
186,905	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD LIBOR + 1.150%, 5.911%, 11/20/2059(a)(c)	186,054
566,442	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD LIBOR + 0.330%, 4.896%, 10/20/2060(a)	562,110
	Collateralized Mortgage Obligations — continued
487,534	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 4.916%, 10/20/2060(a)	483,996
322,287	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD LIBOR + 0.380%, 4.946%, 12/20/2060(a)	319,968
29,013	Government National Mortgage Association, Series 2011- H20, Class FA, 1 mo. USD LIBOR + 0.550%, 5.116%, 9/20/2061(a)	28,880
392,352	Government National Mortgage Association, Series 2011-H06, Class FA, 1 mo. USD LIBOR + 0.450%, 5.016%, 2/20/2061(a)	389,946
21,394	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD LIBOR + 0.600%, 5.166%, 2/20/2061(a)	21,320
28,641	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	26,489
24,368	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)	23,565
2,112,250	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD LIBOR + 0.250%, 5.011%, 9/20/2038(a)	2,099,517
88	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD LIBOR + 0.450%, 5.016%, 5/20/2062(a)(c)	85
258,409	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD LIBOR + 0.520%, 5.086%, 8/20/2062(a)	256,950
978,713	Government National Mortgage Association, Series 2012-H20, Class PT, 5.468%, 7/20/2062(b)	975,283
10,883	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD LIBOR + 0.500%, 4.749%, 10/20/2062(a)(c)	10,407
26,735	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD LIBOR + 0.500%, 5.003%, 12/20/2062(a)(c)	25,681
707,942	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD LIBOR + 0.350%, 4.916%, 3/20/2063(a)	703,025
884,237	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD LIBOR + 0.400%, 4.966%, 3/20/2063(a)	878,460
117,616	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD LIBOR + 0.470%, 5.036%, 5/20/2063(a)(c)	116,313
2,989,141	Government National Mortgage Association, Series 2013-H22, Class FT, 1 yr. CMT + 0.650%, 5.340%, 4/20/2063(a)	2,984,029
2,915,440	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD LIBOR + 0.500%, 4.892%, 7/20/2064(a)	2,894,702
2,474,537	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD LIBOR + 0.500%, 5.066%, 7/20/2064(a)	2,455,382
1,662,458	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD LIBOR + 0.470%, 4.862%, 2/20/2065(a)	1,650,524
3,492	Government National Mortgage Association, Series 2015-H05, Class FA, 1 mo. USD LIBOR + 0.300%, 4.866%, 4/20/2061(a)(c)	3,367
5,096	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	4,601

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$223,977	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD LIBOR + 0.480%, 5.046%, 4/20/2065(a)	$222,289
3,199,480	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	3,094,913
2,298	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD LIBOR + 0.250%, 4.816%, 4/20/2065(a)(c)	2,203
1,765,665	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD LIBOR + 0.230%, 4.796%, 5/20/2065(a)	1,750,709
42,283	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD LIBOR + 0.300%, 4.866%, 7/20/2065(a)(c)	40,581
2,425	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD LIBOR + 0.700%, 5.266%, 10/20/2065(a)(c)	2,334
2,970	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD LIBOR + 0.680%, 5.246%, 8/20/2061(a)(c)	2,849
3,313,374	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD LIBOR + 0.920%, 5.486%, 2/20/2066(a)	3,284,867
886,925	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD LIBOR + 0.550%, 5.116%, 9/20/2066(a)	881,751
2,312,856	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD LIBOR + 0.750%, 5.316%, 2/20/2067(a)	2,290,673
16,606	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.766%, 10/20/2064(a)(c)	16,477
4,495,841	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD LIBOR + 0.080%, 2.855%, 6/20/2068(a)	4,412,742
94,378	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD LIBOR + 0.350%, 4.916%, 9/20/2068(a)	93,560
6,475,973	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD LIBOR + 0.420%, 4.986%, 9/20/2068(a)	6,338,384
6,138,325	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,847,461
1,606,397	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.140%, 8/20/2069(a)	1,604,228
1,742,990	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD LIBOR + 0.400%, 2.732%, 4/20/2048(a)	1,680,590
3,363,924	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD LIBOR + 0.450%, 2.735%, 5/20/2046(a)	3,206,018
3,524,788	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD LIBOR + 0.600%, 5.166%, 1/20/2070(a)	3,493,742
4,031,755	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD LIBOR + 0.500%, 5.066%, 6/20/2069(a)	3,988,673
7,246,483	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD LIBOR + 0.650%, 5.216%, 4/20/2070(a)	7,199,062
6,784,583	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD LIBOR + 0.400%, 4.966%, 5/20/2070(a)	6,746,881
	Collateralized Mortgage Obligations — continued
2,687,680	Government National Mortgage Association, Series 2020-HO1, Class FT, 1 yr. CMT + 0.500%, 5.190%, 1/20/2070(a)	2,675,173

		96,255,352

	Hybrid ARMs — 2.6%
59,638	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.678%, 3.201%, 3/01/2038(a)	58,291
630,354	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.896%, 3.275%, 9/01/2041(a)	617,614
69,744	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.769%, 3.477%, 11/01/2038(a)	68,197
201,491	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 3.585%, 4/01/2036(a)	197,979
145,736	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.724%, 3.642%, 4/01/2037(a)	143,641
217,032	Federal Home Loan Mortgage Corp., 6 mo. USD LIBOR + 1.770%, 3.643%, 6/01/2037(a)	210,062
270,017	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 3.858%, 3/01/2036(a)	274,105
40,828	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.742%, 3.876%, 12/01/2037(a)	40,161
1,296,713	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.840%, 3.935%, 1/01/2046(a)	1,312,553
76,685	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.703%, 3.942%, 11/01/2038(a)	75,405
426,694	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.765%, 4.015%, 9/01/2035(a)	425,570
149,934	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.937%, 4.046%, 12/01/2034(a)	147,458
146,179	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.903%, 4.049%, 4/01/2037(a)	143,450
1,177,674	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 4.063%, 3/01/2037(a)	1,199,179
215,592	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 4.128%, 7/01/2033(a)	212,055
83,574	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.208%, 4.228%, 9/01/2038(a)	82,046
268,244	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 4.234%, 9/01/2038(a)	273,834
735,471	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.264%, 4.237%, 2/01/2036(a)	739,352
428,056	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 4.377%, 2/01/2036(a)	425,839
80,991	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 4.498%, 2/01/2035(a)	82,036
29,288	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.565%, 2.315%, 4/01/2037(a)	28,754
92,118	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 2.642%, 3/01/2034(a)	93,556
440,437	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.804%, 2.792%, 3/01/2037(a)	434,224
222,220	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 2.864%, 6/01/2036(a)	219,753
45,131	Federal National Mortgage Association, 1 yr. CMT + 2.211%, 3.211%, 4/01/2033(a)	44,695
467,869	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.706%, 3.338%, 9/01/2037(a)	474,141
19,104	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.806%, 3.395%, 7/01/2041(a)	18,680
439,468	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.565%, 3.618%, 7/01/2035(a)	438,483
632,368	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.554%, 3.662%, 4/01/2037(a)	635,942

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$800,279	Federal National Mortgage Association, 1 yr. CMT + 2.168%, 3.787%, 12/01/2040(a)	$815,178
84,841	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.553%, 3.803%, 8/01/2035(a)	83,237
383,867	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.564%, 3.817%, 9/01/2037(a)	381,150
84,629	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.729%, 3.846%, 11/01/2035(a)	85,670
1,084,119	Federal National Mortgage Association, 1 yr. CMT + 2.221%, 3.853%, 10/01/2034(a)	1,105,513
97,332	Federal National Mortgage Association, 1 yr. CMT + 2.198%, 3.856%, 4/01/2034(a)	95,061
121,649	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.684%, 3.860%, 11/01/2036(a)	120,985
213,957	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.639%, 3.889%, 8/01/2038(a)	210,177
134,811	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.667%, 3.917%, 10/01/2033(a)	133,446
299,465	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.669%, 3.919%, 7/01/2038(a)	294,975
182,961	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 3.926%, 6/01/2033(a)	181,239
51,015	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 3.934%, 9/01/2036(a)	50,501
189,958	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.730%, 3.980%, 8/01/2034(a)	185,842
286,089	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 4.020%, 6/01/2037(a)	289,928
270,603	Federal National Mortgage Association, 6 mo. USD LIBOR + 2.030%, 4.037%, 7/01/2037(a)	271,281
800,489	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 4.050%, 10/01/2041(a)	812,497
112,295	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 4.050%, 12/01/2041(a)	109,903
35,863	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.729%, 4.074%, 1/01/2037(a)	35,263
120,659	Federal National Mortgage Association, 1 yr. CMT + 2.147%, 4.078%, 9/01/2034(a)	121,564
121,233	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 4.152%, 8/01/2036(a)	125,165
840,411	Federal National Mortgage Association, 1 yr. CMT + 2.230%, 4.168%, 4/01/2034(a)	846,043
175,990	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.734%, 4.188%, 2/01/2037(a)	172,983
803,942	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.218%, 11/01/2033(a)	821,358
60,271	Federal National Mortgage Association, 1 yr. USD LIBOR + 2.473%, 4.223%, 6/01/2035(a)	59,077
131,540	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 4.223%, 8/01/2035(a)	129,408
51,423	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 4.266%, 8/01/2033(a)	50,905
96,992	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.310%, 12/01/2034(a)	95,114
296,642	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.310%, 1/01/2036(a)	294,714
110,314	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 4.364%, 10/01/2033(a)	108,639
464,192	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.820%, 4.445%, 2/01/2047(a)	457,956
135,343	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 4.611%, 5/01/2035(a)	135,905
	Hybrid ARMs — continued
233,669	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.546%, 4.989%, 7/01/2035(a)	234,995
20,201	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.460%, 5.737%, 2/01/2037(a)	20,432

		18,053,159

	Mortgage Related — 1.7%
13,563	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	13,220
113,950	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2024 to 2042(e)	111,897
30,352	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2025 to 2034(e)	30,336
941	Federal Home Loan Mortgage Corp., 5.500%, 10/01/2023	939
109,836	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	114,673
28	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	28
78,145	Federal National Mortgage Association, 3.000%, 3/01/2042	72,072
547,221	Federal National Mortgage Association, 5.000%, with various maturities from 2037 to 2038(e)	558,836
163,512	Federal National Mortgage Association, 5.500%, with various maturities from 2023 to 2033(e)	165,753
133,116	Federal National Mortgage Association, 6.500%, with various maturities from 2032 to 2037(e)	138,012
27,271	Federal National Mortgage Association, 7.500%, with various maturities from 2030 to 2032(e)	27,745
25,731	Government National Mortgage Association, 4.140%, 12/20/2061(b)	25,388
13,376	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,162
169,772	Government National Mortgage Association, 4.435%, 7/20/2063(b)	167,203
2,094,272	Government National Mortgage Association, 4.465%, 10/20/2065(b)	2,081,249
925,977	Government National Mortgage Association, 4.580%, 2/20/2066(b)	917,379
129,524	Government National Mortgage Association, 4.587%, 1/20/2064(b)	128,565
1,599,805	Government National Mortgage Association, 4.593%, 3/20/2064(b)	1,592,824
2,136	Government National Mortgage Association, 4.616%, 8/20/2062(b)	2,127
58,116	Government National Mortgage Association, 4.630%, with various maturities from 2062 to 2063(b)(e)	56,586
1,098,120	Government National Mortgage Association, 4.677%, with various maturities from 2061 to 2063(b)(e)	1,091,809
382,171	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(e)	377,386
1,990	Government National Mortgage Association, 4.892%, 4/20/2061(b)	1,954
4,846	Government National Mortgage Association, 6.000%, 12/15/2031	5,034
1,204,318	Government National Mortgage Association, 1 mo. USD LIBOR + 1.746%, 6.124%, 2/20/2061(a)	1,218,861
800,480	Government National Mortgage Association, 1 mo. USD LIBOR + 1.890%, 6.277%, 2/20/2063(a)	815,087
21,783	Government National Mortgage Association, 6.500%, 5/15/2031	22,470

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$553,830	Government National Mortgage Association, 1 mo. USD LIBOR + 2.168%, 6.543%, 3/20/2063(a)	$566,885
534,671	Government National Mortgage Association, 1 mo. USD LIBOR + 2.205%, 6.592%, 5/20/2065(a)	546,547
515,871	Government National Mortgage Association, 1 mo. USD LIBOR + 2.238%, 6.624%, 6/20/2065(a)	531,842
427,653	Government National Mortgage Association, 1 mo. USD LIBOR + 2.335%, 6.721%, 2/20/2063(a)	436,421
18,926	Government National Mortgage Association, 7.000%, 10/15/2028	19,190

		11,851,480

	Non-Agency Commercial Mortgage-Backed Securities — 4.0%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,362,197
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 6.824%, 10/15/2037, 144A(a)	3,761,132
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.185%, 12/15/2038, 144A(a)	1,698,087
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.827%, 5/15/2039, 144A(a)	4,617,129
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,640,711
1,186,267	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,047,151
1,488,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,459,670
2,346,829	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	2,272,218
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD LIBOR + 1.150%, 5.830%, 10/15/2043, 144A(a)	2,370,116
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,278,553
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1 mo. USD SOFR + 1.550%, 6.377%, 2/15/2039, 144A(a)	3,114,089
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.155%, 11/15/2027, 144A(a)	2,220,164

		27,841,217

	Treasuries — 33.7%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,467,554
3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,488,916
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	68,314,094
14,950,000	U.S. Treasury Notes, 2.750%, 8/15/2032	14,069,352
4,870,000	U.S. Treasury Notes, 3.625%, 3/31/2028	4,877,990
44,505,000	U.S. Treasury Notes, 3.875%, 3/31/2025	44,369,399
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	27,270,443
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,574,964
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,537,247
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,371,077
21,030,000	U.S. Treasury Notes, 4.250%, 12/31/2024	21,048,894
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	21,039,253
		236,429,183

	Total Bonds and Notes (Identified Cost $685,406,235)	666,636,104

Short-Term Investments — 4.6%
1,236,330	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $1,236,547 on 4/03/2023 collateralized by $1,293,600 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $1,261,109 including accrued interest (Note 2 of Notes to Financial Statements)	1,236,330
31,405,000	U.S. Treasury Bills, 3.623%-4.505%, 4/11/2023(f)(g)	31,373,037

	Total Short-Term Investments (Identified Cost $32,609,841)	32,609,367

	Total Investments — 99.5% (Identified Cost $718,016,076)	699,245,471
	Other assets less liabilities — 0.5%	3,257,859

	Net Assets — 100.0%	$702,503,330

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $46,458,389 or 6.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2023 (Unaudited)

Agency Commercial Mortgage-Backed Securities	34.9%
Treasuries	33.7
Collateralized Mortgage Obligations	13.7
Non-Agency Commercial Mortgage-Backed Securities	4.0
ABS Car Loan	2.8
Hybrid ARMs	2.6
Other Investments, less than 2% each	3.2
Short-Term Investments	4.6

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
ASSETS
Investments at cost	$6,965,173,098	$24,173,526	$2,699,906,624
Net unrealized appreciation (depreciation)	(512,523,499)	(2,991,228)	74,438,002

Investments at value	6,452,649,599	21,182,298	2,774,344,626
Cash	13,965,195	19	10,717
Due from brokers (Note 2)	—	25,000	9,073,907
Foreign currency at value (identified cost $33, $0 and $3,847,949, respectively)	34	—	3,865,906
Receivable for Fund shares sold	23,540,169	—	3,323,118
Receivable from investment adviser (Note 6)	—	11,305	—
Receivable for securities sold	299,470,408	17,260	2,138,666
Receivable for when-issued/delayed delivery securities sold (Note 2)	275,524,728	—	—
Collateral received for delayed delivery securities and open forward foreign currency contracts (Notes 2 and 4)	700,000	—	1,560,000
Dividends and interest receivable	47,184,244	201,859	9,168,038
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	4,005,046
Tax reclaims receivable	—	—	467,303
Receivable for variation margin on futures contracts (Note 2)	3,668,581	31,733	536,249
Prepaid expenses (Note 8)	797	422	650

TOTAL ASSETS	7,116,703,755	21,469,896	2,808,494,226

LIABILITIES
Payable for securities purchased	332,304,490	64,949	2,419,571
Payable for when-issued/delayed delivery securities purchased (Note 2)	275,706,603	—	—
Payable for Fund shares redeemed	3,460,571	—	2,292,027
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	1,297,556
Foreign taxes payable (Note 2)	—	—	68,456
Due to brokers (Note 2)	700,000	—	1,560,000
Management fees payable (Note 6)	1,688,653	—	1,732,062
Deferred Trustees’ fees (Note 6)	841,640	7,170	382,005
Administrative fees payable (Note 6)	252,436	827	107,806
Payable to distributor (Note 6d)	51,152	—	53,250
Audit and tax services fees payable	34,526	37,351	35,062
Other accounts payable and accrued expenses	292,449	19,155	193,333

TOTAL LIABILITIES	615,332,520	129,452	10,141,128

NET ASSETS	$6,501,371,235	$21,340,444	$2,798,353,098

NET ASSETS CONSIST OF:
Paid-in capital	$7,493,312,885	$24,649,974	$2,702,650,142
Accumulated earnings (loss)	(991,941,650)	(3,309,530)	95,702,956

NET ASSETS	$6,501,371,235	$21,340,444	$2,798,353,098

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$426,558,587	$287,332	$489,456,450

Shares of beneficial interest	36,478,529	33,242	23,239,100

Net asset value and redemption price per share	$11.69	$8.64	$21.06

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.21	$9.02	$22.34

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$38,044,262	$922	$285,170,154

Shares of beneficial interest	3,250,557	107	14,053,285

Net asset value and offering price per share	$11.70	$8.64 *	$20.29

Class N shares:
Net assets	$1,989,440,565	$21,032,421	$266,783,447

Shares of beneficial interest	168,487,444	2,434,178	12,499,106

Net asset value, offering and redemption price per share	$11.81	$8.64	$21.34

Class Y shares:
Net assets	$4,047,327,821	$19,769	$1,756,943,047

Shares of beneficial interest	342,986,392	2,290	82,376,952

Net asset value, offering and redemption price per share	$11.80	$8.63	$21.33

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities (continued)

March 31, 2023 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,012,409,511	$306,023,311	$718,016,076
Net unrealized appreciation (depreciation)	3,969,852,284	(9,198,202)	(18,770,605)

Investments at value	9,982,261,795	296,825,109	699,245,471
Cash	246	158	35
Due from brokers (Note 2)	—	590,000	—
Receivable for Fund shares sold	20,975,556	47,028	2,608,129
Receivable for securities sold	—	1,448,124	20,268,863
Dividends and interest receivable	1,270,833	2,166,295	2,109,656
Tax reclaims receivable	9,647,269	1,335	—
Receivable for variation margin on futures contracts (Note 2)	—	68,631	—
Prepaid expenses (Note 8)	1,099	438	469

TOTAL ASSETS	10,014,156,798	301,147,118	724,232,623

LIABILITIES
Payable for securities purchased	—	2,758,054	19,895,074
Payable for Fund shares redeemed	23,929,669	32,986	745,153
Distributions payable	—	—	336,559
Management fees payable (Note 6)	3,996,172	44,961	159,655
Deferred Trustees’ fees (Note 6)	805,674	149,311	421,235
Administrative fees payable (Note 6)	370,409	11,660	27,359
Payable to distributor (Note 6d)	97,919	6,426	12,438
Audit and tax services fees payable	27,680	32,154	34,487
Other accounts payable and accrued expenses	562,547	34,817	97,333

TOTAL LIABILITIES	29,790,070	3,070,369	21,729,293

NET ASSETS	$9,984,366,728	$298,076,749	$702,503,330

NET ASSETS CONSIST OF:
Paid-in capital	$5,849,223,665	$334,916,342	$785,600,470
Accumulated earnings (loss)	4,135,143,063	(36,839,593)	(83,097,140)

NET ASSETS	$9,984,366,728	$298,076,749	$702,503,330

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$678,220,674	$18,512,510	$225,644,859

Shares of beneficial interest	37,815,954	1,961,493	20,987,268

Net asset value and redemption price per share	$17.93	$9.44	$10.75

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$19.02	$9.86	$11.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$66,487,316	$709,644	$10,643,382

Shares of beneficial interest	4,357,396	74,942	992,419

Net asset value and offering price per share	$15.26	$9.47	$10.72

Class N shares:
Net assets	$725,597,840	$18,305,142	$44,501,164

Shares of beneficial interest	36,642,820	1,940,906	4,127,048

Net asset value, offering and redemption price per share	$19.80	$9.43	$10.78

Class Y shares:
Net assets	$8,514,060,898	$260,549,453	$421,713,925

Shares of beneficial interest	430,641,847	27,613,931	39,100,246

Net asset value, offering and redemption price per share	$19.77	$9.44	$10.79

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$119,049,371	$433,275	$20,124,556
Dividends	—	7,345	11,395,577
Less net foreign taxes withheld	—	—	(496,593)

	119,049,371	440,620	31,023,540

Expenses
Management fees (Note 6)	9,791,800	43,978	10,785,831
Service and distribution fees (Note 6)	732,205	261	2,115,459
Administrative fees (Note 6)	1,396,617	4,858	672,800
Trustees’ fees and expenses (Note 6)	167,794	8,571	83,957
Transfer agent fees and expenses (Notes 6 and 7)	2,171,267	3,361	1,288,531
Audit and tax services fees	28,580	33,061	29,982
Custodian fees and expenses	86,913	3,919	85,477
Legal fees (Note 8)	87,088	326	45,298
Registration fees	193,575	31,230	74,358
Shareholder reporting expenses	144,262	2,247	108,218
Miscellaneous expenses	216,124	26,035	90,523

Total expenses	15,016,225	157,847	15,380,434
Less waiver and/or expense reimbursement (Note 6)	(311,600)	(103,078)	—

Net expenses	14,704,625	54,769	15,380,434

Net investment income	104,344,746	385,851	15,643,106

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(153,064,348)	(211,024)	58,835,401
Futures contracts	(23,290,173)	(88,828)	(3,838,422)
Forward foreign currency contracts (Note 2e)	—	—	2,507,608
Foreign currency transactions (Note 2d)	103,989	—	67,629
Net change in unrealized appreciation (depreciation) on:
Investments	398,059,349	1,113,134	368,807,973
Futures contracts	45,561,753	149,682	4,415,779
Forward foreign currency contracts (Note 2e)	—	—	6,095,730
Foreign currency translations (Note 2d)	267,036	—	357,353

Net realized and unrealized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	267,637,606	962,964	437,249,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,982,352	$1,348,815	$452,892,157

See accompanying notes to financial statements.

|  58

Statements of Operations (continued)

For the Six Months Ended March 31, 2023 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$582,582	$5,353,856	$12,631,807
Dividends	29,961,061	—	—
Less net foreign taxes withheld	(329,001)	(397)	—

	30,214,642	5,353,459	12,631,807

Expenses
Management fees (Note 6)	22,842,775	368,229	1,124,225
Service and distribution fees (Note 6)	1,103,374	25,443	337,896
Administrative fees (Note 6)	2,119,415	68,339	164,219
Trustees’ fees and expenses (Note 6)	230,911	19,990	39,552
Transfer agent fees and expenses (Notes 6 and 7)	4,295,550	106,043	337,202
Audit and tax services fees	22,453	27,817	30,039
Custodian fees and expenses	140,030	12,454	18,498
Legal fees (Note 8)	144,354	4,749	11,520
Registration fees	244,656	41,133	81,006
Shareholder reporting expenses	289,620	13,230	30,520
Miscellaneous expenses	254,478	30,905	33,645

Total expenses	31,687,616	718,332	2,208,322
Less waiver and/or expense reimbursement (Note 6)	—	(108,368)	(285,621)

Net expenses	31,687,616	609,964	1,922,701

Net investment income (loss)	(1,472,974)	4,743,495	10,709,106

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	174,649,369	(6,678,437)	(10,336,098)
Futures contracts	—	(1,610,225)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,190,198,363	13,053,327	16,941,061
Futures contracts	—	2,024,178	—
Foreign currency translations (Note 2d)	185,899	—	—

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	2,365,033,631	6,788,843	6,604,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,363,560,657	$11,532,338	$17,314,069

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Credit Income Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income	$104,344,746	$174,385,553	$385,851	$631,633
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(176,250,532)	(277,234,957)	(299,852)	266,764
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	443,888,138	(1,058,570,772)	1,262,816	(4,721,802)

Net increase (decrease) in net assets resulting from operations	371,982,352	(1,161,420,176)	1,348,815	(3,823,405)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,128,320)	(16,005,020)	(4,969)	(3,571)
Class C	(529,009)	(1,420,755)	(18)	(25)
Class N	(35,702,086)	(68,723,627)	(530,894)	(818,127)
Class Y	(65,763,911)	(135,179,006)	(683)	(1,898)

Total distributions	(109,123,326)	(221,328,408)	(536,564)	(823,621)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	327,118,731	(1,555,408,285)	76,792	142,887

Net increase (decrease) in net assets	589,977,757	(2,938,156,869)	889,043	(4,504,139)
NET ASSETS
Beginning of the period	5,911,393,478	8,849,550,347	20,451,401	24,955,540

End of the period	$6,501,371,235	$5,911,393,478	$21,340,444	$20,451,401

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Global Allocation Fund		Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income (loss)	$15,643,106	$26,885,363	$(1,472,974)	$(10,830,629)
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	57,572,216	205,757,956	174,649,369	1,235,669,337
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	379,676,835	(1,371,139,443)	2,190,384,262	(4,804,984,300)

Net increase (decrease) in net assets resulting from operations	452,892,157	(1,138,496,124)	2,363,560,657	(3,580,145,592)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(46,037,953)	(54,983,218)	(87,496,281)	(87,877,160)
Class C	(28,653,921)	(37,592,938)	(11,157,335)	(6,955,691)
Class N	(23,349,603)	(26,402,455)	(94,252,383)	(39,935,698)
Class Y	(167,186,117)	(248,208,914)	(1,021,376,434)	(530,904,861)

Total distributions	(265,227,594)	(367,187,525)	(1,214,282,433)	(665,673,410)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(350,617,752)	(410,454,398)	(652,607,220)	(35,119,431)

Net increase (decrease) in net assets	(162,953,189)	(1,916,138,047)	496,671,004	(4,280,938,433)
NET ASSETS
Beginning of the period	2,961,306,287	4,877,444,334	9,487,695,724	13,768,634,157

End of the period	$2,798,353,098	$2,961,306,287	$9,984,366,728	$9,487,695,724

See accompanying notes to financial statements.

61  |

Statements of Changes in Net Assets (continued)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
FROM OPERATIONS:
Net investment income	$4,743,495	$5,926,872	$10,709,106	$7,352,923
Net realized loss on investments and futures contracts	(8,288,662)	(19,695,363)	(10,336,098)	(21,343,422)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	15,077,505	(24,895,828)	16,941,061	(38,167,377)

Net increase (decrease) in net assets resulting from operations	11,532,338	(38,664,319)	17,314,069	(52,157,876)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(280,946)	(418,231)	(3,547,901)	(2,294,331)
Class C	(6,869)	(3,268)	(138,787)	(45,623)
Class N	(308,498)	(457,509)	(613,367)	(191,170)
Class Y	(4,254,006)	(6,995,943)	(7,038,583)	(6,809,271)

Total distributions	(4,850,319)	(7,874,951)	(11,338,638)	(9,340,395)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,568,933)	(42,173,549)	(74,967,244)	(200,047,990)

Net increase (decrease) in net assets	5,113,086	(88,712,819)	(68,991,813)	(261,546,261)
NET ASSETS
Beginning of the period	292,963,663	381,676,482	771,495,143	1,033,041,404

End of the period	$298,076,749	$292,963,663	$702,503,330	$771,495,143

See accompanying notes to financial statements.

|  62

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.20		$13.59		$14.08	$13.25		$12.53		$12.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.26		0.21	0.26		0.34		0.35
Net realized and unrealized gain (loss)	0.50		(2.30)		(0.13)	0.86		0.70		(0.38)

Total from Investment Operations	0.68		(2.04)		0.08	1.12		1.04		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.32)		(0.29)	(0.29)		(0.32)		(0.40)
Net realized capital gains	—		(0.03)		(0.28)	—		—		—

Total Distributions	(0.19)		(0.35)		(0.57)	(0.29)		(0.32)		(0.40)

Net asset value, end of the period	$11.69		$11.20		$13.59	$14.08		$13.25		$12.53

Total return(b)	6.15	%(c)(d)	(15.24	)%(c)	0.53%	8.60%		8.39%		(0.27)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$426,559		$428,825		$747,497	$617,609		$558,291		$600,762
Net expenses	0.74	%(e)(f)	0.73	%(e)(g)	0.71%	0.72	%(h)	0.73%		0.73%
Gross expenses	0.76	%(f)	0.74%		0.71%	0.72%		0.73%		0.73%
Net investment income	3.21	%(f)	2.08%		1.51%	1.88%		2.63%		2.71%
Portfolio turnover rate	94%		280%		266%	359	%(i)	297	%(j)	181%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.21		$13.60		$14.09	$13.25		$12.53		$12.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.17		0.10	0.15		0.24		0.25
Net realized and unrealized gain (loss)	0.50		(2.30)		(0.13)	0.88		0.70		(0.38)

Total from Investment Operations	0.64		(2.13)		(0.03)	1.03		0.94		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.23)		(0.18)	(0.19)		(0.22)		(0.30)
Net realized capital gains	—		(0.03)		(0.28)	—		—		—

Total Distributions	(0.15)		(0.26)		(0.46)	(0.19)		(0.22)		(0.30)

Net asset value, end of the period	$11.70		$11.21		$13.60	$14.09		$13.25		$12.53

Total return(b)	5.74	%(c)(d)	(15.88	)%(c)	(0.24)%	7.83%		7.57%		(1.03)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,044		$48,679		$95,755	$132,590		$160,201		$185,758
Net expenses	1.49	%(e)(f)	1.48	%(e)(g)	1.46%	1.47	%(h)	1.48%		1.48%
Gross expenses	1.51	%(f)	1.49%		1.46%	1.47%		1.48%		1.48%
Net investment income	2.45	%(f)	1.33%		0.75%	1.13%		1.88%		1.96%
Portfolio turnover rate	94%		280%		266%	359	%(i)	297	%(j)	181%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.31		$13.72		$14.21	$13.37		$12.63		$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.31		0.26	0.30		0.38		0.39
Net realized and unrealized gain (loss)	0.51		(2.32)		(0.14)	0.88		0.72		(0.38)

Total from Investment Operations	0.71		(2.01)		0.12	1.18		1.10		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.37)		(0.33)	(0.34)		(0.36)		(0.44)
Net realized capital gains	—		(0.03)		(0.28)	—		—		—

Total Distributions	(0.21)		(0.40)		(0.61)	(0.34)		(0.36)		(0.44)

Net asset value, end of the period	$11.81		$11.31		$13.72	$14.21		$13.37		$12.63

Total return	6.37	%(b)	(14.94)%		0.86%	8.95%		8.85%		0.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,989,441		$1,890,793		$2,563,736	$2,682,487		$2,610,699		$1,899,190
Net expenses	0.40	%(c)	0.38	%(d)	0.38%	0.38	%(e)	0.39%		0.39%
Gross expenses	0.40	%(c)	0.38%		0.38%	0.38%		0.39%		0.39%
Net investment income	3.55	%(c)	2.47%		1.84%	2.21%		2.96%		3.06%
Portfolio turnover rate	94%		280%		266%	359	%(f)	297	%(g)	181%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.30		$13.71		$14.20	$13.36		$12.63		$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.30		0.24	0.29		0.37		0.38
Net realized and unrealized gain (loss)	0.51		(2.32)		(0.13)	0.88		0.71		(0.38)

Total from Investment Operations	0.71		(2.02)		0.11	1.17		1.08		0.00 (b)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.36)		(0.32)	(0.33)		(0.35)		(0.43)
Net realized capital gains	—		(0.03)		(0.28)	—		—		—

Total Distributions	(0.21)		(0.39)		(0.60)	(0.33)		(0.35)		(0.43)

Net asset value, end of the period	$11.80		$11.30		$13.71	$14.20		$13.36		$12.63

Total return	6.32	%(c)(d)	(15.03	)%(c)	0.78%	8.87%		8.67%		(0.02)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,047,328		$3,543,096		$5,442,563	$5,846,057		$4,163,785		$3,733,751
Net expenses	0.49	%(e)(f)	0.48	%(e)(g)	0.46%	0.47	%(h)	0.48%		0.48%
Gross expenses	0.51	%(f)	0.49%		0.46%	0.47%		0.48%		0.48%
Net investment income	3.46	%(f)	2.35%		1.76%	2.11%		2.87%		2.97%
Portfolio turnover rate	94%		280%		266%	359	%(i)	297	%(j)	181%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$8.31		$10.21	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15		0.23	0.21		(0.00	)(b)
Net realized and unrealized gain (loss)	0.38		(1.82)	0.31		(0.03)

Total from Investment Operations	0.53		(1.59)	0.52		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.27)	(0.28)		—
Net realized capital gains	(0.05)		(0.04)	(0.00	)(b)	—

Total Distributions	(0.20)		(0.31)	(0.28)		—

Net asset value, end of the period	$8.64		$8.31	$10.21		$9.97

Total return(c)(d)	6.50	%(e)	(15.88)%	5.24%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$287		$175	$91		$1
Net expenses(f)	0.82	%(g)	0.82%	0.82%		0.82	%(g)
Gross expenses	3.86	%(g)	3.37%	4.79%		125.79	%(g)
Net investment income (loss)	3.45	%(g)	2.54%	2.07%		(0.82	)%(g)
Portfolio turnover rate	9%		21%	55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$8.30		$10.20	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		0.16	0.13		(0.00	)(b)
Net realized and unrealized gain (loss)	0.40		(1.82)	0.30		(0.03)

Total from Investment Operations	0.51		(1.66)	0.43		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)	(0.20)		—
Net realized capital gains	(0.05)		(0.04)	(0.00	)(b)	—

Total Distributions	(0.17)		(0.24)	(0.20)		—

Net asset value, end of the period	$8.64		$8.30	$10.20		$9.97

Total return(c)(d)	6.23	%(e)	(16.53)%	4.34%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1		$1
Net expenses(f)	1.57	%(g)	1.57%	1.57%		1.57	%(g)
Gross expenses	4.55	%(g)	4.18%	5.60%		126.54	%(g)
Net investment income (loss)	2.68	%(g)	1.67%	1.29%		(1.57	)%(g)
Portfolio turnover rate	9%		21%	55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$8.31		$10.21	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.26	0.24		0.00	(b)
Net realized and unrealized gain (loss)	0.39		(1.82)	0.31		(0.03)

Total from Investment Operations	0.55		(1.56)	0.55		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.30)	(0.31)		—
Net realized capital gains	(0.05)		(0.04)	(0.00	)(b)	—

Total Distributions	(0.22)		(0.34)	(0.31)		—

Net asset value, end of the period	$8.64		$8.31	$10.21		$9.97

Total return(c)	6.66	%(d)	(15.63)%	5.54%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,032		$20,229	$24,842		$24,915
Net expenses(e)	0.52	%(f)	0.52%	0.52%		0.52	%(f)
Gross expenses	1.48	%(f)	1.30%	1.16%		27.91	%(f)
Net investment income	3.69	%(f)	2.75%	2.38%		0.55	%(f)
Portfolio turnover rate	9%		21%	55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$8.31		$10.20	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15		0.25	0.24		(0.00	)(b)
Net realized and unrealized gain (loss)	0.38		(1.81)	0.29		(0.03)

Total from Investment Operations	0.53		(1.56)	0.53		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.29)	(0.30)		—
Net realized capital gains	(0.05)		(0.04)	(0.00	)(b)	—

Total Distributions	(0.21)		(0.33)	(0.30)		—

Net asset value, end of the period	$8.63		$8.31	$10.20		$9.97

Total return(c)	6.50	%(d)	(15.59)%	5.38%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20		$46	$22		$1
Net expenses(e)	0.57	%(f)	0.57%	0.57%		0.57	%(f)
Gross expenses	3.61	%(f)	3.12%	4.54%		125.54	%(f)
Net investment income (loss)	3.59	%(f)	2.70%	2.33%		(0.57	)%(f)
Portfolio turnover rate	9%		21%	55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$19.94		$28.86	$26.23	$23.76	$23.10	$21.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.13	0.06	0.10	0.19	0.23
Net realized and unrealized gain (loss)	3.05		(6.89)	4.18	3.05	1.38	1.75

Total from Investment Operations	3.15		(6.76)	4.24	3.15	1.57	1.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.13)	(0.12)	(0.16)	(0.19)
Net realized capital gains	(2.03)		(2.16)	(1.48)	(0.56)	(0.75)	(0.29)

Total Distributions	(2.03)		(2.16)	(1.61)	(0.68)	(0.91)	(0.48)

Net asset value, end of the period	$21.06		$19.94	$28.86	$26.23	$23.76	$23.10

Total return(b)	16.51	%(c)	(25.59)%	16.73%	13.41%	7.66%	9.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$489,456		$482,031	$737,469	$632,479	$453,009	$401,036
Net expenses	1.17	%(d)	1.14%	1.13%	1.15%	1.16%	1.16%
Gross expenses	1.17	%(d)	1.14%	1.13%	1.15%	1.16%	1.16%
Net investment income	0.97	%(d)	0.52%	0.23%	0.42%	0.83%	1.03%
Portfolio turnover rate	7%		35%	45%	37%	27%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$19.34		$28.26	$25.78	$23.43	$22.78		$21.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.06)	(0.14)	(0.08)	0.02		0.06
Net realized and unrealized gain (loss)	2.96		(6.70)	4.10	2.99	1.38		1.73

Total from Investment Operations	2.98		(6.76)	3.96	2.91	1.40		1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	(0.00	)(b)	(0.01)
Net realized capital gains	(2.03)		(2.16)	(1.48)	(0.56)	(0.75)		(0.29)

Total Distributions	(2.03)		(2.16)	(1.48)	(0.56)	(0.75)		(0.30)

Net asset value, end of the period	$20.29		$19.34	$28.26	$25.78	$23.43		$22.78

Total return(c)	16.12	%(d)	(26.16)%	15.85%	12.55%	6.85%		8.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$285,170		$302,501	$503,073	$483,814	$480,479		$412,610
Net expenses	1.92	%(e)	1.89%	1.88%	1.90%	1.91%		1.91%
Gross expenses	1.92	%(e)	1.89%	1.88%	1.90%	1.91%		1.91%
Net investment income (loss)	0.21	%(e)	(0.23)%	(0.52)%	(0.33)%	0.08%		0.29%
Portfolio turnover rate	7%		35%	45%	37%	27%		22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$20.14		$29.09	$26.42	$23.92	$23.25	$21.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.22	0.15	0.18	0.27	0.31
Net realized and unrealized gain (loss)	3.09		(6.96)	4.21	3.07	1.38	1.75

Total from Investment Operations	3.23		(6.74)	4.36	3.25	1.65	2.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.21)	(0.19)	(0.23)	(0.25)
Net realized capital gains	(2.03)		(2.16)	(1.48)	(0.56)	(0.75)	(0.29)

Total Distributions	(2.03)		(2.21)	(1.69)	(0.75)	(0.98)	(0.54)

Net asset value, end of the period	$21.34		$20.14	$29.09	$26.42	$23.92	$23.25

Total return	16.75	%(b)	(25.36)%	17.10%	13.78%	8.04%	9.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$266,783		$243,862	$350,222	$264,338	$202,692	$80,346
Net expenses	0.83	%(c)	0.81%	0.81%	0.82%	0.82%	0.83%
Gross expenses	0.83	%(c)	0.81%	0.81%	0.82%	0.82%	0.83%
Net investment income	1.31	%(c)	0.87%	0.55%	0.76%	1.20%	1.36%
Portfolio turnover rate	7%		35%	45%	37%	27%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$20.14		$29.09	$26.42	$23.92	$23.25	$21.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.20	0.13	0.16	0.24	0.29
Net realized and unrealized gain (loss)	3.09		(6.96)	4.21	3.07	1.40	1.75

Total from Investment Operations	3.22		(6.76)	4.34	3.23	1.64	2.04

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.19)	(0.17)	(0.22)	(0.24)
Net realized capital gains	(2.03)		(2.16)	(1.48)	(0.56)	(0.75)	(0.29)

Total Distributions	(2.03)		(2.19)	(1.67)	(0.73)	(0.97)	(0.53)

Net asset value, end of the period	$21.33		$20.14	$29.09	$26.42	$23.92	$23.25

Total return	16.70	%(b)	(25.41)%	17.02%	13.70%	7.95%	9.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,756,943		$1,932,913	$3,286,680	$2,660,927	$1,938,124	$1,549,689
Net expenses	0.92	%(c)	0.89%	0.88%	0.90%	0.91%	0.91%
Gross expenses	0.92	%(c)	0.89%	0.88%	0.90%	0.91%	0.91%
Net investment income	1.22	%(c)	0.77%	0.48%	0.67%	1.08%	1.29%
Portfolio turnover rate	7%		35%	45%	37%	27%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$16.45		$23.85	$20.72	$16.02	$16.05	$14.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.06)	(0.05)	0.01	0.05	0.06
Net realized and unrealized gain (loss)	4.18		(6.10)	4.17	5.14	0.71	2.29

Total from Investment Operations	4.16		(6.16)	4.12	5.15	0.76	2.35

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.05)	(0.05)	(0.05)
Net realized capital gains	(2.68)		(1.24)	(0.99)	(0.40)	(0.74)	(0.29)

Total Distributions	(2.68)		(1.24)	(0.99)	(0.45)	(0.79)	(0.34)

Net asset value, end of the period	$17.93		$16.45	$23.85	$20.72	$16.02	$16.05

Total return(b)	28.81	%(c)	(27.48)%	20.43%	32.80%	5.81%	16.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$678,221		$1,164,116	$1,740,523	$1,477,915	$1,250,030	$1,083,362
Net expenses	0.92	%(d)	0.90%	0.89%	0.90%	0.91%	0.90%
Gross expenses	0.92	%(d)	0.90%	0.89%	0.90%	0.91%	0.90%
Net investment income (loss)	(0.27	)%(d)	(0.30)%	(0.22)%	0.04%	0.35%	0.39%
Portfolio turnover rate	7%		20%	9%	19%	7%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$14.42		$21.21	$18.66	$14.53	$14.68	$12.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.20)	(0.20)	(0.11)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	3.59		(5.35)	3.74	4.64	0.65	2.10

Total from Investment Operations	3.52		(5.55)	3.54	4.53	0.59	2.05

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.68)		(1.24)	(0.99)	(0.40)	(0.74)	(0.29)

Net asset value, end of the period	$15.26		$14.42	$21.21	$18.66	$14.53	$14.68

Total return(b)	28.40	%(c)	(28.05)%	19.55%	31.76%	5.05%	16.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$66,487		$65,977	$127,003	$128,764	$120,493	$130,133
Net expenses	1.68	%(d)	1.65%	1.63%	1.65%	1.66%	1.65%
Gross expenses	1.68	%(d)	1.65%	1.63%	1.65%	1.66%	1.65%
Net investment loss	(1.02	)%(d)	(1.05)%	(0.97)%	(0.71)%	(0.39)%	(0.36)%
Portfolio turnover rate	7%		20%	9%	19%	7%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$17.87		$25.73	$22.26	$17.17	$17.15	$14.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01	0.02	0.07	0.11	0.12
Net realized and unrealized gain (loss)	4.60		(6.63)	4.49	5.53	0.76	2.44

Total from Investment Operations	4.61		(6.62)	4.51	5.60	0.87	2.56

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.11)	(0.11)	(0.09)
Net realized capital gains	(2.68)		(1.24)	(0.99)	(0.40)	(0.74)	(0.29)

Total Distributions	(2.68)		(1.24)	(1.04)	(0.51)	(0.85)	(0.38)

Net asset value, end of the period	$19.80		$17.87	$25.73	$22.26	$17.17	$17.15

Total return	29.06	%(b)	(27.25)%	20.80%	33.26%	6.14%	17.40	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$725,598		$663,001	$806,186	$579,571	$442,787	$1,001,688
Net expenses	0.58	%(d)	0.57%	0.56%	0.57%	0.56%	0.57	%(e)
Gross expenses	0.58	%(d)	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income	0.08	%(d)	0.04%	0.09%	0.38%	0.69%	0.73%
Portfolio turnover rate	7%		20%	9%	19%	7%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$17.86		$25.73	$22.26	$17.17	$17.14	$14.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	(0.01)	0.01	0.05	0.10	0.10
Net realized and unrealized gain (loss)	4.59		(6.62)	4.48	5.53	0.77	2.44

Total from Investment Operations	4.59		(6.63)	4.49	5.58	0.87	2.54

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.03)	(0.09)	(0.10)	(0.08)
Net realized capital gains	(2.68)		(1.24)	(0.99)	(0.40)	(0.74)	(0.29)

Total Distributions	(2.68)		(1.24)	(1.02)	(0.49)	(0.84)	(0.37)

Net asset value, end of the period	$19.77		$17.86	$25.73	$22.26	$17.17	$17.14

Total return	28.96	%(c)	(27.29)%	20.72%	33.15%	6.09%	17.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,514,061		$7,594,603	$11,094,922	$9,313,775	$7,017,707	$6,620,996
Net expenses	0.68	%(d)	0.65%	0.64%	0.65%	0.66%	0.65%
Gross expenses	0.68	%(d)	0.65%	0.64%	0.65%	0.66%	0.65%
Net investment income (loss)	(0.01	)%(d)	(0.05)%	0.02%	0.27%	0.60%	0.64%
Portfolio turnover rate	7%		20%	9%	19%	7%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.23		$10.58	$10.99		$10.51	$9.97	$10.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.15	0.11		0.19	0.25	0.22
Net realized and unrealized gain (loss)	0.21		(1.30)	(0.11)		0.54	0.55	(0.31)

Total from Investment Operations	0.35		(1.15)	(0.00	)(b)	0.73	0.80	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.15)	(0.12)		(0.20)	(0.26)	(0.23)
Net realized capital gains	—		(0.05)	(0.29)		(0.05)	—	—

Total Distributions	(0.14)		(0.20)	(0.41)		(0.25)	(0.26)	(0.23)

Net asset value, end of the period	$9.44		$9.23	$10.58		$10.99	$10.51	$9.97

Total return(c)(d)	3.85	%(e)	(10.98)%	(0.06)%		7.06%	8.11%	(0.85)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,513		$18,077	$20,942		$19,962	$21,415	$19,149
Net expenses(f)	0.65	%(g)	0.65%	0.65%		0.65%	0.65%	0.65%
Gross expenses	0.72	%(g)	0.68%	0.70%		0.72%	0.72%	0.70%
Net investment income	2.99	%(g)	1.49%	1.03%		1.78%	2.42%	2.17%
Portfolio turnover rate	76%		144%	100%		123%	135%	152%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.27		$10.62	$11.02	$10.54	$10.00	$10.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.06	0.03	0.11	0.17	0.13
Net realized and unrealized gain (loss)	0.20		(1.29)	(0.11)	0.54	0.55	(0.31)

Total from Investment Operations	0.31		(1.23)	(0.08)	0.65	0.72	(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.07)	(0.03)	(0.12)	(0.18)	(0.12)
Net realized capital gains	—		(0.05)	(0.29)	(0.05)	—	—

Total Distributions	(0.11)		(0.12)	(0.32)	(0.17)	(0.18)	(0.12)

Net asset value, end of the period	$9.47		$9.27	$10.62	$11.02	$10.54	$10.00

Total return(b)(c)	3.37	%(d)	(11.65)%	(0.76)%	6.27%	7.28%	(1.71)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$710		$174	$315	$668	$467	$2
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.48	%(f)	1.43%	1.45%	1.46%	1.48%	1.45%
Net investment income	2.34	%(f)	0.60%	0.30%	1.00%	1.64%	1.31%
Portfolio turnover rate	76%		144%	100%	123%	135%	152%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$9.22		$10.57	$10.98	$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.18	0.14	0.22	0.17
Net realized and unrealized gain (loss)	0.22		(1.30)	(0.11)	0.54	0.45

Total from Investment Operations	0.37		(1.12)	0.03	0.76	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.18)	(0.15)	(0.23)	(0.19)
Net realized capital gains	—		(0.05)	(0.29)	(0.05)	—

Total Distributions	(0.16)		(0.23)	(0.44)	(0.28)	(0.19)

Net asset value, end of the period	$9.43		$9.22	$10.57	$10.98	$10.50

Total return(b)	4.01	%(c)	(10.73)%	0.25%	7.39%	6.19	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,305		$19,294	$20,094	$3,307	$3,546
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)
Gross expenses	0.41	%(e)	0.37%	0.38%	0.43%	0.42	%(e)
Net investment income	3.28	%(e)	1.80%	1.32%	2.09%	2.54	%(e)
Portfolio turnover rate	76%		144%	100%	123%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$9.23		$10.58	$10.99	$10.51	$9.97	$10.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.17	0.14	0.21	0.27	0.25
Net realized and unrealized gain (loss)	0.21		(1.29)	(0.11)	0.54	0.55	(0.31)

Total from Investment Operations	0.36		(1.12)	0.03	0.75	0.82	(0.06)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.18)	(0.15)	(0.22)	(0.28)	(0.26)
Net realized capital gains	—		(0.05)	(0.29)	(0.05)	—	—

Total Distributions	(0.15)		(0.23)	(0.44)	(0.27)	(0.28)	(0.26)

Net asset value, end of the period	$9.44		$9.23	$10.58	$10.99	$10.51	$9.97

Total return(b)	3.98	%(c)	(10.76)%	0.20%	7.33%	8.38%	(0.60)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$260,549		$255,418	$340,326	$293,577	$215,752	$148,119
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.47	%(e)	0.44%	0.45%	0.47%	0.48%	0.45%
Net investment income	3.23	%(e)	1.70%	1.28%	2.01%	2.67%	2.43%
Portfolio turnover rate	76%		144%	100%	123%	135%	152%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$10.65		$11.40		$11.54		$11.34		$11.09		$11.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.07		0.04		0.11		0.15		0.11
Net realized and unrealized gain (loss)	0.11		(0.72)		(0.11)		0.25		0.34		(0.13)

Total from Investment Operations	0.26		(0.65)		(0.07)		0.36		0.49		(0.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.10)		(0.07)		(0.16)		(0.24)		(0.21)

Net asset value, end of the period	$10.75		$10.65		$11.40		$11.54		$11.34		$11.09

Total return(b)	2.50	%(c)(d)	(5.75	)%(c)	(0.58	)%(c)	3.19%		4.42%		(0.17)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$225,645		$246,532		$287,244		$296,217		$308,186		$328,475
Net expenses	0.69	%(e)(f)(g)	0.69	%(e)(h)	0.73	%(e)(h)(i)	0.78	%(j)	0.80%		0.80%
Gross expenses	0.77	%(f)(g)	0.72	%(h)	0.73	%(h)	0.78%		0.80%		0.80%
Net investment income	2.88	%(f)	0.65%		0.36%		0.93%		1.31%		1.02%
Portfolio turnover rate	130%		203%		247%		319	%(k)	527	%(k)	157%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$10.62		$11.38		$11.54		$11.35		$11.10		$11.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		(0.02)		(0.05)		0.02		0.06		0.03
Net realized and unrealized gain (loss)	0.11		(0.71)		(0.11)		0.24		0.34		(0.13)

Total from Investment Operations	0.22		(0.73)		(0.16)		0.26		0.40		(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.03)		(0.00	)(b)	(0.07)		(0.15)		(0.13)

Net asset value, end of the period	$10.72		$10.62		$11.38		$11.54		$11.35		$11.10

Total return(c)	2.11	%(d)(e)	(6.43	)%(d)	(1.35	)%(d)	2.34%		3.64%		(0.91)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,643		$14,145		$24,922		$19,628		$22,142		$23,341
Net expenses	1.45	%(f)(g)	1.45	%(f)	1.48	%(f)(h)	1.53	%(i)	1.55%		1.55%
Gross expenses	1.53	%(g)	1.48%		1.49%		1.53%		1.55%		1.55%
Net investment income (loss)	2.10	%(g)	(0.16)%		(0.40)%		0.18%		0.57%		0.24%
Portfolio turnover rate	130%		203%		247%		319	%(j)	527	%(j)	157%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$10.68		$11.43	$11.57		$11.37		$11.12		$11.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.11	0.08		0.14		0.19		0.15
Net realized and unrealized gain (loss)	0.10		(0.73)	(0.11)		0.26		0.33		(0.14)

Total from Investment Operations	0.28		(0.62)	(0.03)		0.40		0.52		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.13)	(0.11)		(0.20)		(0.27)		(0.25)

Net asset value, end of the period	$10.78		$10.68	$11.43		$11.57		$11.37		$11.12

Total return(b)	2.64	%(c)	(5.45)%	(0.25)%		3.53%		4.77%		0.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$44,501		$19,656	$12,972		$11,035		$5,272		$3,176
Net expenses(d)	0.40	%(e)	0.39%	0.40	%(f)	0.45	%(g)	0.46%		0.46%
Gross expenses	0.44	%(e)	0.40%	0.41%		0.46%		0.48%		0.48%
Net investment income	3.30	%(e)	1.03%	0.68%		1.20%		1.65%		1.37%
Portfolio turnover rate	130%		203%	247%		319	%(h)	527	%(h)	157%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$10.69		$11.43		$11.57		$11.38		$11.13		$11.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.10		0.07		0.13		0.17		0.14
Net realized and unrealized gain (loss)	0.11		(0.72)		(0.11)		0.25		0.34		(0.13)

Total from Investment Operations	0.28		(0.62)		(0.04)		0.38		0.51		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.12)		(0.10)		(0.19)		(0.26)		(0.24)

Net asset value, end of the period	$10.79		$10.69		$11.43		$11.57		$11.38		$11.13

Total return	2.61	%(b)(c)	(5.42	)%(b)	(0.33	)%(b)	3.35%		4.67%		0.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$421,714		$491,162		$707,904		$691,616		$457,248		$366,847
Net expenses	0.45	%(d)(e)	0.45	%(d)	0.48	%(d)(f)	0.53	%(g)	0.55%		0.55%
Gross expenses	0.53	%(e)	0.48%		0.49%		0.53%		0.55%		0.55%
Net investment income	3.11	%(e)	0.87%		0.61%		1.11%		1.55%		1.26%
Portfolio turnover rate	130%		203%		247%		319	%(h)	527	%(h)	157%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  86

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.  Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (“Core Plus Bond Fund”)

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Credit Income Fund (“Credit Income Fund”)

Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)

Loomis Sayles Growth Fund (“Growth Fund”)

Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund, except Growth Fund, offers Class A, Class C, Class N and Class Y shares. Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders.

Effective April 25, 2023, Growth Fund began accepting orders for the purchase of shares from new investors.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund, Credit Income Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

87  |

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.

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d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Swap Agreements.  A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period.

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The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

h.  When-Issued and Delayed Delivery Transactions.  A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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i.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, foreign currency gains and losses, futures contract mark-to-market and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$203,923,706	$17,404,702	$221,328,408
Credit Income Fund	778,535	45,086	823,621
Global Allocation Fund	17,835,692	349,351,833	367,187,525
Growth Fund	38,655,122	627,018,288	665,673,410
Intermediate Duration Bond Fund	6,692,992	1,181,959	7,874,951
Limited Term Government and Agency Fund	9,340,395	—	9,340,395

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(190,454,871)	$—	$—	$—	$(15,733,520)	$(6,200,137)
Long-term:
No expiration date	(126,333,113)	—	—	—	(5,381,480)	(46,724,620)

Total capital loss carryforward	$(316,787,984)	$—	$—	$—	$(21,115,000)	$(52,924,757)

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(32,949,657)	$—	$—	$—

*

Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Allocation Fund is deferring foreign currency losses.

As of March 31, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$6,979,987,955	$24,332,743	$2,703,680,720	$6,012,409,511	$306,146,818	$718,040,528

Gross tax appreciation	$64,367,823	$411,962	$285,427,837	$4,263,505,423	$2,318,170	$944,130
Gross tax depreciation	(560,707,667)	(3,434,375)	(209,873,804)	(293,653,139)	(10,887,467)	(19,739,187)

Net tax appreciation (depreciation)	$(496,339,844)	$(3,022,413)	$75,554,033	$3,969,852,284	$(8,569,297)	$(18,795,057)

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans.  A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Collateralized Loan Obligations.  A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

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m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Credit Income Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts and closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. In December 2022, the Financial Accounting Standards Board issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$6,523,851	$101,094	$6,624,945
All Other Non-Convertible Bonds(a)	—	5,828,132,408	—	5,828,132,408

Total Non-Convertible Bonds	—	5,834,656,259	101,094	5,834,757,353

Municipals(a)	—	8,271,427	—	8,271,427

Total Bonds and Notes	—	5,842,927,686	101,094	5,843,028,780

Collateralized Loan Obligations	—	186,285,467	—	186,285,467
Short-Term Investments	—	423,335,352	—	423,335,352

Total Investments	—	6,452,548,505	101,094	6,452,649,599

Futures Contracts (unrealized appreciation)	30,998,512	—	—	30,998,512

Total	$30,998,512	$6,452,548,505	$101,094	$6,483,648,111

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Credit Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$18,451,235	$—	$18,451,235
Collateralized Loan Obligations	—	694,103	—	694,103
Preferred Stocks(a)	222,114	—	—	222,114
Short-Term Investments	—	1,814,846	—	1,814,846

Total Investments	222,114	20,960,184	—	21,182,298

Futures Contracts (unrealized appreciation)	172,193	—	—	172,193

Total	$394,307	$20,960,184	$—	$21,354,491

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(44,161)	$—	$—	$(44,161)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

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Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$142,548,219	$—	$142,548,219
Japan	—	46,451,735	—	46,451,735
Netherlands	—	90,212,806	—	90,212,806
Sweden	—	66,787,249	—	66,787,249
Taiwan	—	51,662,538	—	51,662,538
United Kingdom	—	21,716,662	—	21,716,662
United States	1,478,730,799	15,208,765	—	1,493,939,564

Total Common Stocks	1,478,730,799	434,587,974	—	1,913,318,773

Bonds and Notes(a)	—	795,802,502	—	795,802,502
Senior Loans(a)	—	3,158,985	—	3,158,985
Preferred Stocks(a)	1,120,565	2,290,617	—	3,411,182
Short-Term Investments	—	58,653,184	—	58,653,184

Total Investments	1,479,851,364	1,294,493,262	—	2,774,344,626

Forward Foreign Currency Contracts (unrealized appreciation)	—	4,005,046	—	4,005,046
Futures Contracts (unrealized appreciation)	2,742,797	—	—	2,742,797

Total	$1,482,594,161	$1,298,498,308	$—	$2,781,092,469

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,297,556)	$—	$(1,297,556)
Futures Contracts (unrealized depreciation)	(560,160)	—	—	(560,160)

Total	$(560,160)	$(1,297,556)	$—	$(1,857,716)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,907,990,887	$—	$—	$9,907,990,887
Short-Term Investments	—	74,270,908	—	74,270,908

Total	$9,907,990,887	$74,270,908	$—	$9,982,261,795

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$24,502,063	$1,209,797	(b)	$25,711,860
Collateralized Mortgage Obligations	—	3,063,155	172		3,063,327
All Other Bonds and Notes(a)	—	264,047,461	—		264,047,461

Total Bonds and Notes	—	291,612,679	1,209,969		292,822,648

Short-Term Investments	—	4,002,461	—		4,002,461

Total Investments	—	295,615,140	1,209,969		296,825,109

Futures Contracts (unrealized appreciation)	820,312	—	—		820,312

Total	$820,312	$295,615,140	$1,209,969		$297,645,421

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(67,900)	$—	$—	$(67,900)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$91,673,994	$4,581,358	$96,255,352
All Other Bonds and Notes(a)	—	570,380,752	—	570,380,752

Total Bonds and Notes	—	662,054,746	4,581,358	666,636,104

Short-Term Investments	—	32,609,367	—	32,609,367

Total	$—	$694,664,113	$4,581,358	$699,245,471

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or March 31, 2023:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$122,859	$—	$75	$2,021	$1,189	$(25,050)	$—	$—	$101,094	$494

|  96

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
ABS Car Loan	$—	$—	$—	$—	$1,209,797	$—	$—	$—	$1,209,797	$—
Collateralized Mortgage Obligations	201	—	—	5	—	(34)	—	—	172	1

Total	$201	$—	$—	$5	$1,209,797	$(34)	$—	$—	$1,209,969	$1

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$3,867,800	$—	$(21,859)	$22,829	$1,111	$(437,917)	$1,149,394	$—	$4,581,358	$(1,601)

Debt securities valued at $1,149,394 were transferred from Level 2 to Level 3 during the period ended March 31, 2023. At September 30, 2022, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2023, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2023, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2023, Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$30,998,512

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(23,290,173)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$45,561,753

The following is a summary of derivative instruments for Credit Income Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives Interest rate contracts	$172,193

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives Interest rate contracts	$(44,161)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Credit Income Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(88,828)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$149,682

|  98

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives Foreign exchange contracts	$4,005,046	$—
Exchange-traded asset derivatives Interest rate contracts	—	2,742,797

Total asset derivatives	$4,005,046	$2,742,797

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives Foreign exchange contracts	$(1,297,556)	$—
Exchange-traded liability derivatives Interest rate contracts	—	(560,160)

Total liability derivatives	$(1,297,556)	$(560,160)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(3,838,422)
Foreign exchange contracts	2,507,608	—

Total	$2,507,608	$(3,838,422)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$4,415,779
Foreign exchange contracts	6,095,730	—

Total	$6,095,730	$4,415,779

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Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives Interest rate contracts	$820,312

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives Interest rate contracts	$(67,900)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,610,225)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$2,024,178

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2023:

Core Plus Bond Fund		Futures
Average Notional Amount Outstanding		14.20%
Highest Notional Amount Outstanding		19.27%
Lowest Notional Amount Outstanding		10.48%
Notional Amount Outstanding as of March 31, 2023		19.27%

Credit Income Fund		Futures
Average Notional Amount Outstanding		19.11%
Highest Notional Amount Outstanding		35.09%
Lowest Notional Amount Outstanding		6.19%
Notional Amount Outstanding as of March 31, 2023		32.80%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	9.67%	2.37%
Highest Notional Amount Outstanding	11.24%	4.35%
Lowest Notional Amount Outstanding	8.66%	1.12%
Notional Amount Outstanding as of March 31, 2023	8.66%	4.35%

|  100

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	14.26%
Highest Notional Amount Outstanding	14.41%
Lowest Notional Amount Outstanding	14.06%
Notional Amount Outstanding as of March 31, 2023	14.31%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2023, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$1,870,028	$(575,525)	$1,294,503	$(1,294,503)	$—
Morgan Stanley Capital Services LLC	2,111,806	(71,872)	2,039,934	—	2,039,934
UBS AG	23,212	(23,212)	—	—	—

	$4,005,046	$(670,609)	$3,334,437	$(1,294,503)	$2,039,934

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(575,525)	$575,525	$—	$—	$—
Citibank N.A.	(298,389)	—	(298,389)	280,000	(18,389)
Morgan Stanley Capital Services LLC	(71,872)	71,872	—	—	—
UBS AG	(351,770)	23,212	(328,558)	280,000	(48,558)

	$(1,297,556)	$670,609	$(626,947)	$560,000	$(66,947)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With

101  |

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$5,127,944,638	$4,644,812,141	$386,319,550	$691,610,214
Credit Income Fund	—	1,757,216	1,838,827	1,467,052
Global Allocation Fund	—	59,057,743	197,978,346	780,194,440
Growth Fund	—	—	638,818,408	2,503,555,026
Intermediate Duration Bond Fund	64,600,531	47,083,828	154,659,834	172,385,672
Limited Term Government and Agency Fund	881,655,797	952,660,026	2,728,385	10,357,376

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Credit Income Fund	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%

Natixis Advisors, LLC (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  102

Notes to Financial Statements (continued)

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For the six months ended March 31, 2023 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Credit Income Fund	0.82%	1.57%	0.52%	0.57%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%
Growth Fund	1.25%	2.00%	0.95%	1.00%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2023, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$4,895,900	$—	$4,895,900	0.16%	0.16%
Credit Income Fund	43,978	43,978	—	0.42%	—%
Global Allocation Fund	10,785,831	—	10,785,831	0.74%	0.74%
Growth Fund	22,842,775	—	22,842,775	0.50%	0.50%
Intermediate Duration Bond Fund	368,229	107,498	260,731	0.25%	0.18%
Limited Term Government and Agency Fund	1,124,225	284,527	839,698	0.32%	0.24%

For the six months ended March 31, 2023, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$30,958	$2,926	$—	$277,716	$311,600

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2024.

In addition, Loomis Sayles reimbursed non-class specific expenses of Credit Income Fund in the amount of $58,254. Expense reimbursements are subject to possible recovery until September 30, 2024.

For the six months ended March 31, 2023, the advisory administration fees for Core Plus Bond Fund were $4,895,900 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for any of the Funds during the six months ended March 31, 2023 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

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Notes to Financial Statements (continued)

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Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$526,679	$51,382	$154,144
Credit Income Fund	257	1	3
Global Allocation Fund	618,774	374,171	1,122,514
Growth Fund	776,465	81,727	245,182
Intermediate Duration Bond Fund	22,924	630	1,889
Limited Term Government and Agency Fund	276,936	15,240	45,720

For the six months ended March 31, 2023, Natixis Distribution refunded Limited Term Government and Agency Fund $12,768 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,396,617
Credit Income Fund	4,858
Global Allocation Fund	672,800
Growth Fund	2,119,415
Intermediate Duration Bond Fund	68,339
Limited Term Government and Agency Fund	164,219

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

|  104

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,044,485
Credit Income Fund	27
Global Allocation Fund	1,246,578
Growth Fund	3,718,245
Intermediate Duration Bond Fund	101,801
Limited Term Government and Agency Fund	209,451

As of March 31, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$51,152
Global Allocation Fund	53,250
Growth Fund	97,919
Intermediate Duration Bond Fund	6,426
Limited Term Government and Agency Fund	12,438

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2023, were as follows:

Fund	Commissions
Core Plus Bond Fund	$4,228
Global Allocation Fund	15,433
Growth Fund	17,123
Limited Term Government and Agency Fund	34,330

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts

105  |

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2023, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Plus Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.16%

Credit Income Fund
Natixis and Affiliates	98.59%
Loomis Sayles Employees	0.04%

98.63%

Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.77%

Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.83%
Loomis Sayles Funded Pension Plan and Trust	0.15%

0.98%

Intermediate Duration Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.99%

Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.38%
Loomis Sayles Distribution and Trust	0.62%
Natixis Sustainable Future 2015 Fund	0.09%
Natixis Sustainable Future 2020 Fund	0.06%
Natixis Sustainable Future 2025 Fund	0.11%
Natixis Sustainable Future 2030 Fund	0.13%
Natixis Sustainable Future 2035 Fund	0.11%
Natixis Sustainable Future 2040 Fund	0.06%
Natixis Sustainable Future 2045 Fund	0.04%

1.60%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Credit Income Fund, Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2023, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Credit Income Fund	$846
Intermediate Duration Bond Fund	870
Limited Term Government and Agency Fund	1,094

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  106

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$223,127	$21,850	$7,817	$1,918,473
Credit Income Fund	2,193	10	846	312
Global Allocation Fund	241,066	145,767	2,557	899,141
Growth Fund	315,264	33,253	3,292	3,943,741
Intermediate Duration Bond Fund	6,996	193	870	97,984
Limited Term Government and Agency Fund	115,856	6,088	1,094	214,164

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2023, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $39,590,909 at a weighted average interest rate of 5.39%. Interest expense incurred on the line of credit was $65,187.

For the six months ended March 31, 2023, Limited Term Government and Agency Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $5,000,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $754.

9.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund and Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on

107  |

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond	1	5.58%
Growth Fund	1	16.50%
Intermediate Duration Bond	4	64.65%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,534,494	$74,993,654	10,474,485	$132,986,632
Issued in connection with the reinvestment of distributions	435,982	4,992,789	938,411	11,828,548
Redeemed	(8,787,638)	(100,854,231)	(28,114,978)	(356,886,979)

Net change	(1,817,162)	$(20,867,788)	(16,702,082)	$(212,071,799)

Class C
Issued from the sale of shares	229,097	$2,638,640	423,129	$5,278,465
Issued in connection with the reinvestment of distributions	40,174	460,294	100,207	1,261,196
Redeemed	(1,362,265)	(15,504,803)	(3,221,131)	(40,470,551)

Net change	(1,092,994)	$(12,405,869)	(2,697,795)	$(33,930,890)

Class N
Issued from the sale of shares	25,651,895	$297,570,580	38,179,814	$490,210,689
Issued in connection with the reinvestment of distributions	2,902,273	33,565,129	5,162,553	65,205,642
Redeemed	(27,313,671)	(316,125,052)	(62,977,876)	(811,978,447)

Net change	1,240,497	$15,010,657	(19,635,509)	$(256,562,116)

Class Y
Issued from the sale of shares	89,660,919	$1,039,835,989	102,729,590	$1,306,190,967
Issued in connection with the reinvestment of distributions	4,597,091	53,147,335	8,612,778	108,982,625
Redeemed	(64,865,391)	(747,601,593)	(194,725,398)	(2,468,017,072)

Net change	29,392,619	$345,381,731	(83,383,030)	$(1,052,843,480)

Increase (decrease) from capital share transactions	27,722,960	$327,118,731	(122,418,416)	$(1,555,408,285)

|  108

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Credit Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,575	$100,000	11,798	$103,473
Issued in connection with the reinvestment of distributions	582	4,969	389	3,571

Net change	12,157	$104,969	12,187	$107,044

Class C
Issued in connection with the reinvestment of distributions	2	$18	3	$25

Net change	2	$18	3	$25

Class Y
Issued from the sale of shares	301	$2,480	5,804	$57,920
Issued in connection with the reinvestment of distributions	80	683	202	1,898
Redeemed	(3,680)	(31,358)	(2,572)	(24,000)

Net change	(3,299)	$(28,195)	3,434	$35,818

Increase from capital share transactions	8,860	$76,792	15,624	$142,887

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,025,524	$41,614,389	4,486,306	$116,023,013
Issued in connection with the reinvestment of distributions	1,584,011	31,205,007	1,295,399	36,335,959
Redeemed	(4,549,317)	(95,496,935)	(7,156,453)	(177,508,478)

Net change	(939,782)	$(22,677,539)	(1,374,748)	$(25,149,506)

Class C
Issued from the sale of shares	546,870	$10,839,048	1,599,502	$41,324,930
Issued in connection with the reinvestment of distributions	1,249,699	23,769,266	1,119,198	30,632,442
Redeemed	(3,381,210)	(68,453,108)	(4,879,499)	(116,412,070)

Net change	(1,584,641)	$(33,844,794)	(2,160,799)	$(44,454,698)

Class N
Issued from the sale of shares	833,873	$17,358,250	1,767,033	$46,769,376
Issued in connection with the reinvestment of distributions	960,857	19,169,099	769,270	21,747,266
Redeemed	(1,401,332)	(29,726,627)	(2,468,746)	(61,003,997)

Net change	393,398	$6,800,722	67,557	$7,512,645

Class Y
Issued from the sale of shares	7,323,808	$153,103,380	17,815,028	$464,667,649
Issued in connection with the reinvestment of distributions	6,812,550	135,842,251	7,072,360	200,006,364
Redeemed	(27,731,708)	(589,841,772)	(41,896,295)	(1,013,036,852)

Net change	(13,595,350)	$(300,896,141)	(17,008,907)	$(348,362,839)

Decrease from capital share transactions	(15,726,375)	$(350,617,752)	(20,476,897)	$(410,454,398)

109  |

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	17,239,926	$275,158,744	39,717,368	$783,108,012
Issued in connection with the reinvestment of distributions	3,080,126	45,431,858	2,690,613	64,816,875
Redeemed	(53,275,054)	(886,316,195)	(44,619,514)	(895,385,409)

Net change	(32,955,002)	$(565,725,593)	(2,211,533)	$(47,460,522)

Class C
Issued from the sale of shares	501,305	$6,764,227	482,265	$9,254,099
Issued in connection with the reinvestment of distributions	596,956	7,503,741	212,100	4,507,128
Redeemed	(1,314,864)	(18,740,448)	(2,108,692)	(39,692,654)

Net change	(216,603)	$(4,472,480)	(1,414,327)	$(25,931,427)

Class N
Issued from the sale of shares	4,435,904	$80,305,878	16,076,988	$384,004,405
Issued in connection with the reinvestment of distributions	3,273,161	53,254,325	974,540	25,445,235
Redeemed	(8,162,057)	(152,703,477)	(11,291,066)	(249,812,188)

Net change	(452,992)	$(19,143,274)	5,760,462	$159,637,452

Class Y
Issued from the sale of shares	70,612,667	$1,277,952,217	106,157,081	$2,382,270,036
Issued in connection with the reinvestment of distributions	50,233,839	816,299,888	15,751,106	411,103,854
Redeemed	(105,446,268)	(1,965,929,559)	(127,856,705)	(2,914,738,824)
Redeemed in-kind (Note 12)	(10,072,998)	(191,588,419)	—	—

Net change	5,327,240	$(63,265,873)	(5,948,518)	$(121,364,934)

Decrease from capital share transactions	(28,297,357)	$(652,607,220)	(3,813,916)	$(35,119,431)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	139,123	$1,307,591	620,754	$6,337,904
Issued in connection with the reinvestment of distributions	27,010	252,569	38,180	379,158
Redeemed	(163,342)	(1,525,531)	(679,509)	(6,739,182)

Net change	2,791	$34,629	(20,575)	$(22,120)

Class C
Issued from the sale of shares	86,199	$813,282	25,419	$268,078
Issued in connection with the reinvestment of distributions	727	6,841	318	3,209
Redeemed	(30,765)	(292,234)	(36,638)	(374,076)

Net change	56,161	$527,889	(10,901)	$(102,789)

Class N
Issued from the sale of shares	39,749	$371,346	223,571	$2,186,390
Issued in connection with the reinvestment of distributions	33,037	308,498	46,222	457,509
Redeemed	(224,276)	(2,104,726)	(78,242)	(767,571)

Net change	(151,490)	$(1,424,882)	191,551	$1,876,328

Class Y
Issued from the sale of shares	3,346,485	$31,234,813	10,432,771	$104,382,931
Issued in connection with the reinvestment of distributions	454,335	4,245,423	701,722	6,984,487
Redeemed	(3,873,483)	(36,186,805)	(15,625,439)	(155,292,386)

Net change	(72,663)	$(706,569)	(4,490,946)	$(43,924,968)

Decrease from capital share transactions	(165,201)	$(1,568,933)	(4,330,871)	$(42,173,549)

|  110

Notes to Financial Statements (continued)

March 31, 2023 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,798,659	$19,173,104	3,443,653	$38,051,151
Issued in connection with the reinvestment of distributions	287,858	3,072,130	180,701	1,981,779
Redeemed	(4,244,502)	(45,230,141)	(5,686,327)	(62,870,713)

Net change	(2,157,985)	$(22,984,907)	(2,061,973)	$(22,837,783)

Class C
Issued from the sale of shares	179,432	$1,902,855	355,616	$3,946,921
Issued in connection with the reinvestment of distributions	11,175	118,940	3,777	41,142
Redeemed	(529,474)	(5,628,264)	(1,217,350)	(13,438,953)

Net change	(338,867)	$(3,606,469)	(857,957)	$(9,450,890)

Class N
Issued from the sale of shares	2,600,772	$27,905,873	1,015,581	$11,197,256
Issued in connection with the reinvestment of distributions	57,235	613,280	17,409	191,162
Redeemed	(371,479)	(3,993,962)	(327,674)	(3,626,861)

Net change	2,286,528	$24,525,191	705,316	$7,761,557

Class Y
Issued from the sale of shares	10,561,517	$113,353,466	29,040,597	$322,624,285
Issued in connection with the reinvestment of distributions	525,854	5,629,350	473,606	5,223,069
Redeemed	(17,953,219)	(191,883,875)	(45,475,068)	(503,368,228)

Net change	(6,865,848)	$(72,901,059)	(15,960,865)	$(175,520,874)

Decrease from capital share transactions	(7,076,172)	$(74,967,244)	(18,175,479)	$(200,047,990)

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Growth Fund realized a gain of $14,126,530 on redemptions-in-kind during the six months ended March 31, 2023. This amount is included in realized gain (loss) on the Statements of Operations.

111  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 22, 2023

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 22, 2023